UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

John A. Blaisdell, President

Forward Funds

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders.

The following are copies of the reports transmitted to shareholders of the Salient Adaptive Balanced Fund, Salient Adaptive Income Fund, Salient Adaptive US Equity Fund, Salient Commodity Long/Short Strategy Fund, Salient EM Corporate Debt Fund, Salient EM Dividend Signal Fund, Salient EM Infrastructure Fund, Salient Frontier Strategy Fund, Salient High Yield Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Investment Grade Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund and Salient US Dividend Signal Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

1

Semi-Annual Report June 30, 2016

Salient Commodity Long/Short Strategy Fund

Salient EM Corporate Debt Fund

Salient EM Dividend Signal Fund

Salient International Dividend Signal Fund

Salient International Small Cap Fund

Salient Tactical Growth Fund

Salient Tactical Muni & Credit Fund

Salient US Dividend Signal Fund

The series of funds under the Forward Funds Trust (“Salient Funds”) are distributed by:

Forward Securities, LLC

101 California Street, 16th Floor

San Francisco, California 94111

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2016

1

Shareholder Update	June 30, 2016

A MESSAGE FROM:	John A. Blaisdell Chief Executive Officer

Dear Shareholder:

I was recently reminded of one of Warren Buffet’s investment beliefs that “I never know what markets are going to do…what’s going to happen in a day or a week or a month or a year, I never felt that I knew it then and I never felt it was important.” Looking back over the first half of 2016, several events clearly caught the market by surprise, namely the repeatedly-delayed rate hike by the Federal Reserve and the U.K.’s vote to leave the EU. We can navigate potential market shocks—even without a crystal ball—with strategies designed to limit the largest risk to portfolios: downside equity performance.

As Salient’s CIO Lee Partridge points out in his shareholder letter, portfolios that can adapt to changing levels of market volatility and correlations allow many investors to efficiently capture potential returns in varying environments. We assembled Salient’s investment platform to reflect our view that smart, active management with a focus on quality assets and quality cash flows is paramount. Just like the “Oracle of Omaha,” this means we can focus less on accurately foreseeing what will happen in markets and ensure our portfolios are prepared for what could happen.

Turning to much more predictable parts of our business, in April, we unveiled a rebranded SalientPartners.com website. This marked an important milestone for our firm after last year’s acquisition of Forward Management, LLC. Not only does the site capture our new aesthetic, but we determined that organizing our strategies by each investment team more clearly highlights the strength and capabilities of our platform. We also upgraded and expanded our library of content to include white papers, blog posts, commentary, videos, and podcasts.

Also related to Salient’s acquisition of Forward, on May 1, name changes to many of our mutual funds became effective. We united around Salient as a brand name and aligned with industry naming conventions to ensure greater clarity of each fund’s stated investment strategies.

In closing, I want to thank you, our shareholders, for the opportunity to be your investment partner. We will strive to keep earning your trust as we continue to advance and evolve our capabilities.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient

June 30, 2016	2

Shareholder Update	June 30, 2016

A MESSAGE FROM:	Lee Partridge, CAIA, CFA Chief Investment Officer

Dear Shareholder:

Many investors entered 2016 with a sense of fear and loathing as they braced for less policy accommodation from the Federal Reserve (Fed) and escalating fears over the troubled economies of China and Europe. The S&P 500 Index finished 2015 with a modest gain of 1.4%, which was driven entirely by dividends that helped offset a modest price decline. The rest of the developed world fared worse as indicated by the -2.5% loss posted by the MSCI World ex USA Index. Oil prices declined -30.5% over the course of the year and the 10-year U.S. Treasury declined to a 2.27% yield.

Markets continued to decline through the middle of February 2016 when investor sentiment shifted to a more positive tone. Since the beginning of the year, the S&P 500 Index has returned 3.8%, the MSCI World ex USA Index generated a -2.6% loss, oil prices rose 30.5% and the 10-year U.S. Treasury declined 80 basis points in yield to 1.47% as the trade-weighted dollar declined by -2.5%. Emerging market stocks, as represented by the MSCI Emerging Markets Index, rose 6.5% during the first half of the year.

We believe the Fed’s policy stance likely played a key role in the shift in investor sentiment from the beginning of the year to its midpoint as the Fed conformed to the global central banking mantra of “lower for longer” interest rates. Competitive currency devaluations have created a strong disincentive for any central bank considering a more restrictive monetary policy that would result in currency appreciation and declining exports. This collective policy accommodation from monetary authorities may partially offset the rising waves of nationalism and protectionist rhetoric evidenced by the United Kingdom’s June 23 vote to exit the European Union.

We find ourselves in uncharted waters with the highest levels of global debt in recorded history, negative interest rates across much of the developed world and a global fiat currency system characterized by competitive currency devaluation. As interest rates on government bonds plunged to all-time lows and price-to-earnings multiples for most markets have expanded to over 20 times their trailing twelve month earnings, many investors seem willing to forego a margin of safety from a valuation perspective as confidence in the central banking syndicate has increased. Rather than trying to predict the near-term outcome of these policies, we prefer to prepare for a wide range of scenarios with time-tested investment principles.

In this policy driven environment, we believe investors would be well-advised to focus on sustainable, distributable cash flows, real assets, portfolio risk, diversification and tactical positioning. Many of our equity and fixed income strategies focus on sustainable, distributable cash flows as the primary driver of shareholder value. Management teams often convey their confidence in the current profitability and growth prospects of their enterprises through their dividend and distribution policies. We encourage investors to focus on companies and sectors with improving prospects for dividend growth over time.

In a world of competitive currency valuations, we like owning fixed and tangible assets whose values may be determined by an inflation-sensitive revenue stream and fixed commodity prices. In either case, we believe that fixed assets and commodities represent important portfolio building blocks that offer a meaningful source of diversification away from fiat currencies. We also believe it is important to mind the level of risk embedded in portfolios and dynamically adjust to rising and falling levels of volatility and correlations with adjustments to the level and composition of portfolios.

Our studies indicate that the highest risk-adjusted returns are generated during periods of low volatility and low correlation. During those periods, investors are generally well-served to be fully invested. By contrast, periods of high volatility and high correlation generally result in less favorable risk-adjusted returns so reducing exposures is often the best approach. Finally, we believe that tactical strategies offer an important source of diversification for long-oriented portfolios. Tactical strategies are often designed to adjust to changing valuations, investor sentiment and policy outlooks. Many tactical strategies have the ability to manage both long and short market exposures in a manner that can complement long-only portfolios and serve as an important source of risk mitigation.

3	June 30, 2016

We are humbled by the trust you have placed in the Salient investment team and the tools we’ve created to help navigate these uncharted economic waters.

Sincerely,

Lee Partridge, CAIA, CFA

Chief Investment Officer

Salient

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

One cannot invest directly in an index.

10-year U.S. Treasury is a debt obligation issued by the U.S. Treasury that has a term of more than one year but not more than 10 years.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI World ex-USA Index is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance of developed markets, excluding the United States.

S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

June 30, 2016	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2016

See page 8 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientpartners.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient Commodity Long/Short Strategy Fund(a)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-13.30%	-8.95%	-6.63%	12/31/10

Institutional Class		-12.99%	-8.63%	-6.30%	12/31/10

Class C (with CDSC)(b)		-14.68%	-9.50%	-9.95%	05/04/11

Class C (without CDSC)(c)		-13.82%	-9.50%	-9.95%	05/04/11

Advisor Class(d)		-13.05%	N/A	-8.98%	12/07/11

Salient EM Corporate Debt Fund(e)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-4.54%	-0.33%	3.26%	10/05/07

Institutional Class		-4.13%	0.03%	3.62%	10/05/07

Class C (with CDSC)(b)		-6.02%	-0.92%	2.75%	10/05/07

Class C (without CDSC)(c)		-5.15%	-0.92%	2.75%	10/05/07

Advisor Class(d)		-4.20%	N/A	-2.04%	05/01/14

Salient EM Dividend Signal Fund(f)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-16.83%	-5.16%	2.07%	10.08%	04/09/03

Institutional Class	-16.67%	-4.87%	2.45%	4.94%	10/04/95

Advisor Class(d)	-16.68%	-4.83%	N/A	-0.43%	02/01/10

Salient International Dividend Signal Fund(g)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-11.29%	0.45%	0.66%	3.44%	10/01/98

Institutional Class	-11.03%	0.80%	N/A	-2.00%	05/01/07

Class A (with sales load)(h)	-16.48%	N/A	N/A	-5.58%	05/01/13

Class A (without sales load)(i)	-11.41%	N/A	N/A	-3.78%	05/01/13

Class C (with CDSC)(b)	-12.68%	N/A	N/A	2.04%	07/31/12

Class C (without CDSC)(c)	-11.84%	N/A	N/A	2.04%	07/31/12

Advisor Class(d)	-11.07%	0.80%	N/A	0.14%	05/02/11

5	June 30, 2016

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2016

See page 8 for important performance disclosure information about the Salient Funds.

Salient International Small Cap Fund(j)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-5.08%	3.44%	2.14%	8.29%	03/05/02

Institutional Class	-4.77%	3.78%	2.48%	7.81%	02/07/96

Advisor Class(d)	-4.82%	3.77%	N/A	6.82%	02/01/10

Salient Tactical Growth Fund(k)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-2.34%	2.13%	2.38%	09/14/09

Institutional Class		-2.01%	2.48%	2.73%	09/14/09

Class A (with sales load)(h)		-8.08%	0.78%	0.69%	03/12/10

Class A (without sales load)(i)		-2.48%	1.98%	1.64%	03/12/10

Class C (with CDSC)(b)		-3.90%	1.52%	1.77%	09/14/09

Class C (without CDSC)(c)		-2.93%	1.52%	1.77%	09/14/09

Advisor Class(d)		-2.05%	2.45%	2.51%	02/01/10

Salient Tactical Muni & Credit Fund(l)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		9.85%	3.43%	5.73%	05/01/08

Institutional Class		10.18%	3.80%	6.12%	05/01/08

Class A (with sales load)(h)(m)		3.45%	2.00%	1.57%	12/29/06

Class A (without sales load)(i)(m)		9.77%	3.22%	2.20%	12/29/06

Class C (with CDSC)(b)		8.24%	2.78%	5.30%	06/03/09

Class C (without CDSC)(c)		9.24%	2.78%	5.30%	06/03/09

Advisor Class(d)		10.18%	3.77%	4.12%	02/01/10

Salient US Dividend Signal Fund(n)			1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class(h)			1.70%	0.87%	12/31/14

Institutional Class			2.18%	7.31%	07/31/13

Class A (with sales load)(h)			-4.17%	4.65%	07/31/13

Class A (without sales load)(i)			1.68%	6.80%	07/31/13

(a) Prior to May 1, 2016, Salient Commodity Long/Short Strategy Fund was known as the Forward Commodity Long/Short Strategy Fund.

(b) Includes the 1.00% contingent deferred sales charge.

(c) Excludes the 1.00% contingent deferred sales charge.

(d) Prior to May 1, 2013, the Advisor Class was known as Class M.

(e) Prior to May 1, 2016, Salient EM Corporate Debt Fund was known as the Forward EM Corporate Debt Fund. Effective June 9, 2015, the Trust and Forward Management, LLC terminated their sub-advisory agreement with SW Asset Management, LLC (“SW”). The fund is now advised solely by Forward Management, LLC. As of February 14, 2011, Forward EM Corporate Debt Fund replaced the sub-advisor, Pictet Asset Management SA (“Pictet”), with SW. Performance figures shown for periods before June 9, 2015, represent performance of the fund while being sub-advised by Pictet or SW. Prior to May 1, 2011, Forward EM Corporate Debt Fund was known as Forward International Fixed-Income Fund.

June 30, 2016	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2016

See page 8 for important performance disclosure information about the Salient Funds.

(f) Prior to May 1, 2016, Salient EM Dividend Signal Fund was known as the Forward Emerging Markets Fund. Effective September 1, 2012, the Trust and Forward Management, LLC terminated their sub-advisory agreement with Pictet Asset Management Ltd, for investment sub-advisory services provided for Forward Emerging Markets Fund. The fund is now advised solely by Forward Management, LLC. Performance figures shown for periods before September 1, 2012, represent performance of Pictet Asset Management Ltd, under the previous investment strategy for the Fund. The Retail Class and Institutional Class of Pictet Global Emerging Markets Fund were reorganized into the Investor Class and Institutional Class, respectively, of Forward Global Emerging Markets Fund on September 16, 2004. Performance figures shown for periods prior to September 16, 2004, represent performance of the Retail Class and Institutional Class of Pictet Global Emerging Markets Fund. Prior to May 1, 2008, Forward Emerging Markets Fund was known as Forward Global Emerging Markets Fund.

(g) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as the Forward International Dividend Fund. Prior to May 1, 2010, Forward International Dividend Fund was known as Forward International Equity Fund. As of December 1, 2008, the Fund is directly managed by Forward Management, LLC, the advisor to the Forward Funds. Performance figures and other portfolio data shown for periods prior to December 1, 2008, do not reflect Forward Management, LLC’s performance or strategy. From September 1, 2005, through November 30, 2008, Pictet Asset Management Limited was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to September 1, 2005, Forward International Equity Fund was known as Forward Hansberger International Growth Fund. From March 6, 2000, through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to March 6, 2000, the Fund was managed by a different sub-advisor.

(h) Includes the effect of the maximum 5.75% sales charge.

(i) Excludes sales charge.

(j) Prior to May 1, 2016, Salient International Small Cap Fund was known as the Forward International Small Companies Fund. The Retail Class and Institutional Class of Pictet International Small Companies Fund were reorganized into the Investor Class and Institutional Class, respectively, of Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003, represent performance of the respective class of shares of Pictet International Small Companies Fund.

(k) Prior to May 1, 2016, Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

(l) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as the Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund. Effective November 1, 2013, Cedar Ridge Partners, LLC (“Cedar Ridge”) resigned as sub-advisor of Forward Credit Analysis Long/Short Fund and terminated its sub-advisory agreement with Forward Management, LLC. From November 1, 2013, to November 12, 2013, Forward Management, LLC was the sole advisor of the fund. Effective November 13, 2013, the fund is sub-advised solely by Pacific Investment Management Company LLC (“PIMCO”). Performance figures shown for periods before November 1, 2013, represent performance of Cedar Ridge under the previous investment strategy for the fund. Prior to May 1, 2011, Forward Credit Analysis Long/Short Fund was known as Forward Long/Short Credit Analysis Fund.

(m) Class A shares of the fund originally commenced operations on December 29, 2006, were liquidated on November 21, 2008, and were launched again on September 1, 2010. The performance shown for any period beginning on or after November 24, 2008, and lasting through August 31, 2010, is that of the fund’s Investor Class shares adjusted to reflect the specific operating expenses applicable to Class A shares. The performance shown for any period beginning on or after September 1, 2010, is that of the fund’s Class A shares.

(n) Prior to May 1, 2016, Salient US Dividend Signal Fund was known as the Forward Dynamic Income Fund.

7	June 30, 2016

Investment Glossary

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient Commodity Long/Short Strategy Fund

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Salient EM Corporate Debt Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

June 30, 2016	8

Investment Glossary

Salient EM Dividend Signal Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Salient International Dividend Signal Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Salient International Small Cap Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including, exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient Tactical Growth Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

9	June 30, 2016

Investment Glossary

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Salient Tactical Muni & Credit Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Salient US Dividend Signal Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

There is no guarantee the companies in our portfolio will continue to pay dividends.

June 30, 2016	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

As a shareholder of the Salient Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient Commodity Long/Short Strategy Fund	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Investor Class
Actual	$1,000.00	$866.50	4.87%	$22.60

Hypothetical	$1,000.00	$1,000.65	4.87%	$24.22
Institutional Class
Actual	$1,000.00	$868.30	4.61%	$21.41

Hypothetical	$1,000.00	$1,001.94	4.61%	$22.95
Class C
Actual	$1,000.00	$863.70	5.57%	$25.81

Hypothetical	$1,000.00	$997.17	5.57%	$27.66
Advisor Class
Actual	$1,000.00	$867.60	4.50%	$20.90

Hypothetical	$1,000.00	$1,002.49	4.50%	$22.41
Salient EM Corporate Debt Fund
Investor Class
Actual	$1,000.00	$1,034.80	1.92%	$9.71

Hypothetical	$1,000.00	$1,015.32	1.92%	$9.62
Institutional Class
Actual	$1,000.00	$1,037.90	1.65%	$8.36

Hypothetical	$1,000.00	$1,016.66	1.65%	$8.27

11	June 30, 2016

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

Salient EM Corporate Debt Fund (continued)	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Class C
Actual	$1,000.00	$1,031.30	2.60%	$13.13

Hypothetical	$1,000.00	$1,011.93	2.60%	$13.01
Advisor Class
Actual	$1,000.00	$1,036.30	1.71%	$8.66

Hypothetical	$1,000.00	$1,016.36	1.71%	$8.57
Salient EM Dividend Signal Fund
Investor Class
Actual	$1,000.00	$1,021.50	1.74%	$8.75

Hypothetical	$1,000.00	$1,016.21	1.74%	$8.72
Institutional Class
Actual	$1,000.00	$1,023.60	1.39%	$6.99

Hypothetical	$1,000.00	$1,017.95	1.39%	$6.97
Advisor Class
Actual	$1,000.00	$1,024.40	1.44%	$7.25

Hypothetical	$1,000.00	$1,017.70	1.44%	$7.22
Salient International Dividend Signal Fund
Investor Class
Actual	$1,000.00	$980.20	1.47%	$7.24

Hypothetical	$1,000.00	$1,017.55	1.47%	$7.37
Institutional Class
Actual	$1,000.00	$980.80	1.12%	$5.52

Hypothetical	$1,000.00	$1,019.29	1.12%	$5.62
Class A
Actual	$1,000.00	$979.50	1.62%	$7.97

Hypothetical	$1,000.00	$1,016.81	1.62%	$8.12
Class C
Actual	$1,000.00	$976.10	2.07%	$10.17

Hypothetical	$1,000.00	$1,014.57	2.07%	$10.37
Advisor Class
Actual	$1,000.00	$980.50	1.17%	$5.76

Hypothetical	$1,000.00	$1,019.05	1.17%	$5.87
Salient International Small Cap Fund
Investor Class
Actual	$1,000.00	$953.50	1.64%	$7.97

Hypothetical	$1,000.00	$1,016.71	1.64%	$8.22

June 30, 2016	12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

Salient International Small Cap Fund (continued)	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Institutional Class
Actual	$1,000.00	$955.20	1.29%	$6.27

Hypothetical	$1,000.00	$1,018.45	1.29%	$6.47
Advisor Class
Actual	$1,000.00	$954.60	1.34%	$6.51

Hypothetical	$1,000.00	$1,018.20	1.34%	$6.72
Salient Tactical Growth Fund
Investor Class
Actual	$1,000.00	$975.90	1.83%	$8.99

Hypothetical	$1,000.00	$1,015.76	1.83%	$9.17
Institutional Class
Actual	$1,000.00	$977.70	1.48%	$7.28

Hypothetical	$1,000.00	$1,017.50	1.48%	$7.42
Class A
Actual	$1,000.00	$975.30	1.99%	$9.77

Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97
Class C
Actual	$1,000.00	$972.80	2.43%	$11.92

Hypothetical	$1,000.00	$1,012.78	2.43%	$12.16
Advisor Class
Actual	$1,000.00	$977.30	1.53%	$7.52

Hypothetical	$1,000.00	$1,017.26	1.53%	$7.67
Salient Tactical Muni & Credit Fund
Investor Class
Actual	$1,000.00	$1,054.30	1.77%	$9.04

Hypothetical	$1,000.00	$1,016.06	1.77%	$8.87
Institutional Class
Actual	$1,000.00	$1,055.20	1.42%	$7.26

Hypothetical	$1,000.00	$1,017.80	1.42%	$7.12
Class A
Actual	$1,000.00	$1,052.60	1.93%	$9.85

Hypothetical	$1,000.00	$1,015.27	1.93%	$9.67
Class C
Actual	$1,000.00	$1,050.60	2.38%	$12.13

Hypothetical	$1,000.00	$1,013.03	2.38%	$11.91

13	June 30, 2016

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

Salient Tactical Muni & Credit Fund (continued)	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Advisor Class
Actual	$1,000.00	$1,055.50	1.48%	$7.56

Hypothetical	$1,000.00	$1,017.50	1.48%	$7.42
Salient US Dividend Signal Fund
Investor Class
Actual	$1,000.00	$1,064.40	1.34%	$6.88

Hypothetical	$1,000.00	$1,018.20	1.34%	$6.72
Institutional Class
Actual	$1,000.00	$1,066.60	0.99%	$5.09

Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
Class A
Actual	$1,000.00	$1,064.00	1.49%	$7.65
Hypothetical	$1,000.00	$1,017.45	1.49%	$7.47

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

June 30, 2016	14

Summary of Portfolio Holdings (Note 9) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Salient Commodity Long/Short Strategy Fund*
Net Other Assets and Liabilities	100.00%
100.00%

Salient EM Corporate Debt Fund
South America	37.70%
Asia ex-Japan	21.73%
Europe ex-UK	20.69%
Latin America	12.66%
Suprainternational	3.40%
North America	2.77%
Middle East	2.06%
Net Other Assets and Liabilities	-1.01%
100.00%

Salient EM Dividend Signal Fund*
Asia ex-Japan	49.42%
North America	27.01%
Europe ex-UK	7.48%
South America	4.73%
Latin America	3.22%
Africa	2.36%
Net Other Assets and Liabilities	5.78%
100.00%

Salient International Dividend Signal Fund*
Europe ex-UK	37.92%
Asia ex-Japan	27.06%
Japan	10.43%
United Kingdom	10.42%
North America	10.04%
South America	1.68%
Latin America	0.97%
Net Other Assets and Liabilities	1.48%
100.00%

Salient International Small Cap Fund
Europe	50.55%
Japan	31.55%
Asia ex-Japan	14.32%
Africa	0.25%
Net Other Assets and Liabilities	3.33%
100.00%

Salient Tactical Growth Fund
Exchange-Traded Funds	51.20%
Net Other Assets and Liabilities	48.80%
100.00%

Salient Tactical Muni & Credit Fund*
Municipal Bonds	88.03%
Short-Term Securities	6.49%
Corporate Bonds	1.66%
U.S. Treasury Bonds & Notes	1.42%
Net Other Assets and Liabilities	2.40%
100.00%

Salient US Dividend Signal Fund
Information Technology	21.26%
Financials	17.11%
Consumer Discretionary	15.61%
Industrials	13.26%
Healthcare	11.58%
Consumer Staples	8.59%
Energy	7.04%
Materials	3.56%
Net Other Assets and Liabilities	1.99%
100.00%

These allocations may not reflect the current or future position of the portfolios.

* Weightings reflect long positions and excludes securities sold short and derivative instruments.

15	June 30, 2016

Consolidated Portfolio of Investments (Note 9) (Unaudited)

Salient Commodity Long/Short Strategy Fund

	Value (Note 2)
Total Investments: 0.00% (Cost $0)	$0

Net Other Assets and Liabilities: 100.00%	5,077,164	(a)

Net Assets: 100.00%	$5,077,164

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for futures contracts.

Futures Contracts(b)

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
Chicago SRW Wheat Futures	Short	(29)	09/14/16	$(645,975)	$106,843
Cocoa Futures	Short	(10)	09/15/16	(296,300)	11,930
Coffee “C” Futures	Short	(4)	09/20/16	(218,475)	(9,650)
Copper Futures	Short	(6)	09/28/16	(329,325)	(20,690)
Gasoline (RBOB) Futures	Short	(2)	07/29/16	(126,109)	247
Live Cattle Futures	Short	(13)	08/31/16	(597,090)	21,917
LME Lead Futures	Short	(1)	07/18/16	(44,644)	(285)
LME Lead Futures	Short	(9)	08/15/16	(402,244)	(15,214)
LME Nickel Futures	Short	(4)	08/15/16	(226,224)	(13,133)
LME Primary Aluminum Futures	Short	(1)	07/18/16	(41,144)	(2,092)
LME Primary Aluminum Futures	Short	(5)	08/15/16	(206,000)	(7,615)
LME Zinc Futures	Short	(3)	08/15/16	(157,837)	(2,226)
Low Sulphur Gas Futures	Short	(2)	08/11/16	(89,250)	1,846
Natural Gas Futures	Short	(7)	07/27/16	(204,680)	(24,676)
Soybean Oil Futures	Short	(29)	12/14/16	(558,018)	10,877
Total Futures Contracts -Short				$(4,143,315)	$58,079

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
Corn Futures	Long	16	09/14/16	$292,400	$(50,421)
Cotton No. 2 Futures	Long	2	12/07/16	64,170	(876)
Gold 100 Oz. Futures	Long	6	08/29/16	792,360	32,225
Lean Hogs Futures	Long	13	08/12/16	433,030	(22,094)
LME Lead Futures	Long	1	07/18/16	44,644	3,852
LME Primary Aluminum Futures	Long	1	07/18/16	41,144	2,615
Silver Futures	Long	4	09/28/16	372,460	17,083
Soybean Futures	Long	13	11/14/16	749,612	46,851
Soybean Meal Futures	Long	9	12/14/16	360,900	17,035
Sugar No. 11 (World) Futures	Long	21	09/30/16	478,161	45,197
Total Futures Contracts - Long				$3,628,881	$91,467

(b) All of these investments are held by the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd.

Investment Abbreviations:

LME — London Metal Exchange

RBOB — Reformulated Gasoline Blendstock for Oxygenate Blending

SRW — Soft Red Winter

June 30, 2016	16	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Salient EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)

Foreign Government Obligations: 8.03%
Argentina: 5.51%

2,000,000	Provincia de Buenos Aires, Sr. Unsec. Notes 4.000%, 05/15/35(a)(b)(c)	EUR	$1,565,692

1,000,000	7.875%, 06/15/27(d)	USD	1,032,500

1,269,000	Provincia de Cordoba, Sr. Unsec. Notes 12.375%, 08/17/17(a)(b)	USD	1,372,106

1,000,000	Provincia de Mendoza, Sr. Unsec. Notes 8.375%, 05/19/24(d)	USD	1,037,500

			5,007,798

South Korea: 0.55%

500,000	Export Import Bank of Korea, Sr. Unsec. Notes 1.750%, 05/26/19	USD	504,879

Suprainternational: 1.68%

1,500,000	Africa Finance Corp., Sr. Unsec. Notes 4.375%, 04/29/20(a)(d)	USD	1,529,565

Turkey: 0.29%

250,000	Export Credit Bank of Turkey, Sr. Unsec. Notes 5.375%, 02/08/21(a)(d)	USD	261,877

	Total Foreign Government Obligations (Cost $6,956,124)		7,304,119

Asset-Backed Securities: 2.59%
China: 2.59%

2,500,000	Sealane Trade Finance, Series 2015-1, Class A 9.640%, 12/25/18(e)(f)	USD	2,353,750

	Total Asset-Backed Securities (Cost $2,529,299)		2,353,750

Convertible Corporate Bonds: 1.65%
Norway: 1.65%

1,500,000	Songa Offshore, Sub. Notes 2.000%, 04/20/22(d)	USD	1,500,000

	Total Convertible Corporate Bonds (Cost $1,500,000)		1,500,000

Principal Amount		Currency	Value (Note 2)

Corporate Bonds: 88.73%
Argentina: 4.33%

750,000	Arcor SAIC, Sr. Unsec. Notes 6.000%, 07/06/23(d)	USD	$750,000

1,400,000	Cia de Transporte de Energia Electrica en Alta Tension Transener SA, Sr. Unsec. Notes 9.750%, 08/15/21(d)	USD	1,456,000

651,376	MetroGas SA, Sr. Unsec. Notes, A-L 8.875%, 12/31/18(a)(d)	USD	654,633

1,000,000	YPF Sociedad Anonima, Sr. Unsec. Notes 8.500%, 03/23/21(a)(d)	USD	1,075,300

			3,935,933

Bolivia: 3.05%

2,750,000	Trilogy International Partners LLC, Sec. Notes 13.375%, 05/15/19(d)	USD	2,770,625

Brazil: 14.28%

1,000,000	BRF SA, Sr. Unsec. Notes 4.750%, 05/22/24(a)(d)	USD	997,500

1,500,000	Embraer Netherlands Finance BV, Sr. Unsec. Notes 5.050%, 06/15/25(a)	USD	1,487,850

8,500,000	Gol LuxCo SA, Sr. Unsec. Notes 8.875%, 01/24/22(b)	USD	3,495,200

500,000	Marfrig Holdings Europe BV, Sr. Unsec. Notes 8.000%, 06/08/23(d)	USD	511,500

1,400,000	Petrobras Global Finance BV, Sr. Unsec. Notes 3.000%, 01/15/19(a)	USD	1,300,600

3,000,000	5.375%, 01/27/21	USD	2,775,000

1,500,000	Vale Overseas, Ltd., Sr. Unsec. Notes 4.375%, 01/11/22	USD	1,409,550

1,000,000	5.875%, 06/10/21	USD	1,003,750

			12,980,950

Canada: 2.77%

1,000,000	First Quantum Minerals, Ltd., Sr. Unsec. Notes 6.750%, 02/15/20(d)	USD	840,000

2,000,000	6.750%, 02/15/20(b)	USD	1,680,000

			2,520,000

See Notes to Financial Statements	17	June 30, 2016

Portfolio of Investments (Note 9) (Unaudited)

Salient EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)

Chile: 2.45%

500,000	Banco de Credito e Inversiones, Sr. Unsec. Notes 3.000%, 09/13/17(a)(b)	USD	$506,717

10,536,412	Inversiones Alsacia SA, First Lien Notes 8.000%, 12/31/18(d)(f)	USD	816,572

982,734	Latam Airlines 2015-1 Pass Through Trust A, Sec. Notes 4.200%, 11/15/27(a)(d)	USD	903,624

			2,226,913

China: 7.32%

250,000	Baidu, Inc., Sr. Unsec. Notes 3.500%, 11/28/22(a)	USD	257,294

2,000,000	BCP Singapore VI Cayman Financing Co., Ltd., Sec. Notes 8.000%, 04/15/21(d)	USD	1,725,000

500,000	Sinopec Group Overseas Development 2016, Ltd., Sr. Unsec. Notes 3.500%, 05/03/26(a)(d)	USD	511,987

1,000,000	State Grid Overseas Investment 2013, Ltd., Sr. Unsec. Notes 3.125%, 05/22/23(a)(d)	USD	1,042,008

1,000,000	State Grid Overseas Investment 2016, Ltd., Sr. Unsec. Notes 2.875%, 05/18/26(a)(d)	USD	1,010,774

2,000,000	Tencent Holdings, Ltd., Sr. Unsec. Notes 3.800%, 02/11/25(a)(b)	USD	2,111,102

			6,658,165

Colombia: 1.35%

1,500,000	Avianca Holdings SA, Sr. Unsec. Notes 8.375%, 05/10/20(b)	USD	1,222,650

Costa Rica: 1.70%

1,500,000	Banco Nacional de Costa Rica, Sr. Unsec. Notes 5.875%, 04/25/21(d)	USD	1,549,425

Hong Kong: 2.32%

990,000	AIA Group, Ltd., Sr. Unsec. Notes 4.875%, 03/11/44(a)(b)	USD	1,142,340

875,000	Bank of China Hong Kong, Ltd., Sub. Notes 5.550%, 02/11/20(a)(b)	USD	963,855

			2,106,195

Principal Amount		Currency	Value (Note 2)

India: 1.10%

1,000,000	Axis Bank, Ltd., Sr. Unsec Notes 2.875%, 06/01/21(a)(d)	USD	$1,003,353

Kazakhstan: 3.08%

11,100,000	Tristan Oil, Ltd., Sec. Notes 0.000%, 08/01/16(b)(f)(g)(h)	USD	2,802,750

Latvia: 2.74%

2,500,000	Four Finance SA, Sr. Unsec. Notes 11.750%, 08/14/19(a)(d)	USD	2,493,750

Mexico: 10.96%

2,000,000	Grupo Bimbo SAB de CV, Sr. Unsec. Notes 3.875%, 06/27/24(a)(b)	USD	2,088,432

2,000,000	Grupo Famsa SA de CV, Sr. Unsec. Notes 7.250%, 06/01/20(b)	USD	1,470,000

250,000	Grupo Posadas SAB CV, Sr. Unsec. Notes 7.875%, 06/30/22(d)	USD	254,375

4,264,219	Latina Offshore, Ltd., First Lien Notes 8.875%, 07/03/18(d)	USD	2,366,642

2,925,575	Neptuno Finance, Ltd., First Lien Notes 9.750%, 11/07/19(d)	USD	2,618,390

1,000,000	Petroleos Mexicanos, Sr. Unsec. Notes 5.625%, 01/23/46(a)	USD	915,250

250,000	Sigma Alimentos SA de CV, Sr. Unsec. Notes 4.125%, 05/02/26(d)	USD	254,062

			9,967,151

Peru: 3.30%

750,000	Banco Internacional del Peru SAA Interbank, Sub. Notes 6.625%, 03/19/29(b)(e)	USD	799,688

2,100,000	San Miguel Industrias PET SA, Sr. Unsec. Notes 7.750%, 11/06/20(a)(d)	USD	2,200,380

			3,000,068

Qatar: 0.61%

200,000	Ooredoo International Finance, Ltd., Sr. Unsec. Notes 3.750%, 06/22/26(d)	USD	202,750

300,000	7.875%, 06/10/19(a)(b)	USD	350,347

			553,097

June 30, 2016	18	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Salient EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)

Russia: 9.58%

3,582,000	Far Eastern Shipping Co., Sec. Notes 8.750%, 05/02/20(d)(h)	USD	$1,737,987

80,500,000	Federal Grid Co., OJSC via Federal Grid Finance, Ltd., Unsec. Notes, Euro-Medium-Term Notes 8.446%, 03/13/19	RUB	1,220,474

1,500,000	Global Ports Finance PLC, Unsec. Notes 6.872%, 01/25/22(d)	USD	1,554,375

2,000,000	GTH Finance BV, Sr. Unsec. Notes 6.250%, 04/26/20(b)	USD	2,079,030

2,000,000	Vnesheconombank Via VEB Finance Plc, Sr. Unsec. Notes 6.025%, 07/05/22(a)(b)	USD	2,118,110

			8,709,976

South Korea: 3.17%

1,350,000	Doosan Infracore Co., Ltd., Sr. Unsec. Notes 3.250%, 10/05/42(a)(e)	USD	1,363,015

1,500,000	Korea East-West Power Co., Ltd., Sr. Unsec. Notes 2.500%, 07/16/17(a)(d)	USD	1,517,706

			2,880,721

Suprainternational: 1.72%

1,000,000	Black Sea Trade & Development Bank, Sr. Unsec. Notes 4.875%, 05/06/21(d)	USD	1,052,500

500,000	Corp. Andina de Fomento, Sr. Unsec. Notes 2.000%, 05/10/19(a)	USD	506,210

			1,558,710

Turkey: 4.89%

1,500,000	TC Ziraat Bankasi AS, Sr. Unsec. Notes 4.750%, 04/29/21(a)(d)	USD	1,530,502

1,566,683	Turkish Airlines 2015-1 Class A Pass Through Trust, Sec. Notes 4.200%, 03/15/27(a)(d)	USD	1,525,668

1,300,000	Yasar Holdings AS, Sr. Unsec. Notes 8.875%, 05/06/20(a)(d)	USD	1,384,760

			4,440,930

Principal Amount		Currency	Value (Note 2)

Ukraine: 1.53%

1,500,000	Ukraine Railways Via Shortline Plc, Sr. Unsec. Notes 9.875%, 09/15/21(b)	USD	$1,393,155

United Arab Emirates: 1.45%

200,000	Abu Dhabi National Energy Co., PJSC, Sr. Unsec. Notes 4.375%, 06/22/26(d)	USD	213,035

1,000,000	DP World, Ltd., Sr. Unsec. Notes 6.850%, 07/02/37(a)(b)	USD	1,100,380

			1,313,415

Venezuela: 3.43%

4,450,821	PSOS Finance, Ltd., First Lien Notes 11.750%, 04/23/18(d)	USD	3,115,574

Vietnam: 1.60%

4,500,000	Golden Close Maritime Corp., Ltd., Sec. Notes 9.000%, 10/24/19(d)	USD	1,080,000

350,000	Vingroup JSC, Sr. Unsec. Notes 11.625%, 05/07/18(b)	USD	377,125

			1,457,125

	Total Corporate Bonds (Cost $102,505,099)		80,660,631

Warrants: 0.01%
Norway: 0.01%

25,525,800	Songa Offshore SE, Strike Price 0.001 NOK (expiring 04/20/19)(i)		3,050

	Total Warrants (Cost $0)		3,050

	Total Investments: 101.01% (Cost $113,490,522)		91,821,550

	Net Other Assets and Liabilities: (1.01)%		(914,869)

	Net Assets: 100.00%		$90,906,681

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for or the line(s) of credit. At period end, the aggregate value of those securities was $36,354,712, representing 39.99% of net assets.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933,

See Notes to Financial Statements	19	June 30, 2016

Portfolio of Investments (Note 9) (Unaudited)

Salient EM Corporate Debt Fund

which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $28,638,679, representing 31.50% of net assets.

(c) Represents a step-up bond. Rate disclosed is as of June 30, 2016.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $48,082,199, representing 52.89% of net assets.

(e) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2016.

(f) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(g) Represents a zero coupon bond.

(h) Security in default.

(i) Non-income producing security.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
04/25/13-07/21/15	Inversiones Alsacia SA, First Lien Notes 8.000%, 12/31/18(d)(f)	$8,978,486	$816,572	0.90%
08/19/15	Sealane Trade Finance, Series 2015-1, Class A 9.640%, 12/25/18(e)(f)	2,529,299	2,353,750	2.59%
05/09/12-07/08/15	Tristan Oil, Ltd., Sec. Notes 0.000%, 08/01/16(b)(f)(g)(h)	10,625,092	2,802,750	3.08%
		$22,132,877	$5,973,072	6.57%

Investment Abbreviations:

Jr. — Junior

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Currency Abbreviations:

EUR — Euro

NOK — Norwegian Krone

RUB — Russian Ruble

USD — U.S. Dollar

June 30, 2016	20	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Salient EM Dividend Signal Fund

Shares		Value (Note 2)

Common Stocks: 60.98%
Brazil: 4.73%

59,400	Ambev SA, ADR	$351,054

45,350	BM&F Bovespa SA—Bolsa de Valores Mercadoras e Futuros	251,576

27,500	Hypermarcas SA	199,040

16,000	Transmissora Alianca de Energia Electria SA	96,429

		898,099

Cambodia: 1.62%

462,000	NagaCorp., Ltd.	307,281

China: 8.45%

1,052,000	Century Sage Scientific Holdings, Ltd.(a)	69,156

167,000	China Galaxy Securities Co., Ltd., Class H	149,174

83,600	China Gas Holdings, Ltd.	127,370

513,000	China Machinery Engineering Corp., Class H	332,606

12,540	China Yuchai International, Ltd.	135,683

310,300	Cosmo Lady China Holdings Co., Ltd.(a)(b)	158,788

681,430	Qingdao Port International Co., Ltd., Class H(a)(b)	308,300

67,400	Sinopharm Group Co., Ltd., Class H	321,010

		1,602,087

Czech Republic: 1.50%

8,662	Pegas Nonwovens SA	283,669

Georgia: 1.29%

7,030	BGEO Group Plc	245,385

India: 1.82%

28,000	Wipro, Ltd., ADR	346,080

Indonesia: 3.82%

335,400	AKR Corporindo Tbk PT	162,464

375,000	Astra Graphia Tbk PT	58,893

258,000	Bank Mandiri Persero Tbk PT	185,994

1,719,100	Kalbe Farma Tbk PT	199,071

664,300	Perusahaan Gas Negara Tbk	117,651

		724,073

Malaysia: 1.30%

28,000	Globetronics Technology Bhd	23,128

Shares		Value (Note 2)

125,000	Power Root Bhd	$85,266

132,100	Westports Holdings Bhd	137,621

		246,015

Mexico: 3.22%

146,520	Bolsa Mexicana de Valores SAB de CV	225,760

99,099	Gentera SAB de CV	177,518

122,500	PLA Administradora Industrial S de RL de CV	208,449

		611,727

Philippines: 4.41%

192,300	Concepcion Industrial Corp.	192,106

1,651,720	D&L Industries, Inc.	350,724

2,850	Globe Telecom, Inc.	143,689

421,800	Xurpas, Inc.	149,722

		836,241

Russia: 4.66%

12,740	Lukoil PJSC, Sponsored ADR	531,640

44,000	Magnitogorsk Iron & Steel Works, Sponsored GDR(a)	212,520

79,900	Moscow Exchange MICEX-RTS PJSC	140,593

		884,753

South Africa: 2.36%

26,860	The Foschini Group, Ltd.	253,500

20,000	MTN Group, Ltd., Sponsored ADR	194,800

		448,300

South Korea: 3.28%

3,750	Dongbu Insurance Co., Ltd.	225,615

15,290	Korea Electric Power Corp., Sponsored ADR	396,470

		622,085

Sri Lanka: 3.44%

273,918	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	206,873

195,296	Hatton National Bank Plc, Non-Voting Depository Receipt	231,298

1,491,963	Piramal Glass Ceylon Plc	58,388

638,910	Textured Jersey Lanka Plc	156,602

		653,161

See Notes to Financial Statements	21	June 30, 2016

Portfolio of Investments (Note 9) (Unaudited)

Salient EM Dividend Signal Fund

Shares		Value (Note 2)

Taiwan: 10.54%

119,330	AU Optronics Corp., Sponsored ADR	$416,462

71,120	FineTek Co., Ltd.	164,026

169,000	Kinik Co.	280,802

21,560	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	565,519

17,500	Voltronic Power Technology Corp.	243,576

226,000	Wah Lee Industrial Corp.	328,922

		1,999,307

Thailand: 3.22%

475,499	Bangkok Aviation Fuel Services Pcl	476,987

418,181	TTW Pcl	133,285

		610,272

Turkey: 1.17%

125,862	Anadolu Hayat Emeklilik AS	220,963

Ukraine: 0.15%

3,114	MHP SA, GDR(a)	28,649

	Total Common Stocks (Cost $10,944,846)	11,568,147

Exchange-Traded Funds: 27.01%
United States: 27.01%

149,150	iShares® MSCI Emerging Markets ETF	5,124,794

	Total Exchange-Traded Funds (Cost $4,924,993)	5,124,794

Participation Notes: 6.23%
Bangladesh: 0.92%

54,000	Grameenphone, Ltd., (Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	175,487

India: 4.51%

6,600	Bajaj Auto, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 11/07/16	263,037

56,200	Coal India, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/09/17	260,621

39,500	Rural Electrification, Ltd. (Participation Notes issues by Macquarie Bank, Ltd.), expiring 06/27/17	101,508

11,300	Torrent Pharmaceuticals, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 06/26/17	229,842

		855,008

Shares		Value (Note 2)

Pakistan: 0.80%

80,000	Habib Bank, Ltd. (Participation Notes issued by Macquarie Bank, Ltd.), expiring 07/20/16	$150,939

	Total Participation Notes (Cost $1,290,793)	1,181,434

	Total Investments: 94.22% (Cost $17,160,632)	17,874,375

	Net Other Assets and Liabilities: 5.78%	1,095,687	(c)

	Net Assets: 100.00%	$18,970,062

Percentages are stated as a percent of net assets.

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $777,413, representing 4.10% of net assets.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $467,088, representing 2.46% of net assets.

(c) Includes cash which is being held as collateral for futures contracts.

June 30, 2016	22	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Salient EM Dividend Signal Fund

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
MSCI Emerging Markets E-Mini Futures	Long	8	09/16/16	$333,880	$10,079
Total Futures Contracts				$333,880	$10,079

Investment Abbreviations:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

See Notes to Financial Statements	23	June 30, 2016

Portfolio of Investments (Note 9) (Unaudited)

Salient International Dividend Signal Fund

Shares		Value (Note 2)

Common Stocks: 89.65%
Australia: 0.88%

209,100	Bank of Queensland, Ltd.	$1,668,252

Brazil: 1.68%

347,900	Ambev SA, ADR	2,056,089

189,000	Transmissora Alianca de Energia Electria SA	1,139,072

		3,195,161

Canada: 2.16%

125,630	Dream Office REIT	1,806,730

68,350	Ritchie Bros. Auctioneers, Inc.	2,308,863

		4,115,593

China: 5.85%

1,232,000	China Gas Holdings, Ltd.	1,885,788

2,586,000	China Machinery Engineering Corp., Class H(a)	1,690,965

188,281	China Yuchai International, Ltd.(a)	2,037,200

1,616,720	Cosmo Lady China Holdings Co., Ltd.(b)(c)	829,935

3,565,000	Qingdao Port International Co., Ltd., Class H(b)(c)	1,624,162

640,900	Sinopharm Group Co., Ltd., Class H	3,078,684

		11,146,734

Denmark: 1.48%

2,160	A.P. Moller-Maersk AS, Class B	2,821,295

France: 10.07%

86,050	AXA SA	1,701,434

61,030	Danone SA(a)	4,271,042

20,300	LVMH Moet Hennessy Louis Vuitton SE(a)	3,059,917

38,535	Orpea(a)	3,159,745

64,100	Schneider Electric SE	3,739,640

151,600	Veolia Environnement SA	3,273,746

		19,205,524

Georgia: 0.95%

51,600	BGEO Group Plc	1,807,140

Germany: 3.56%

20,000	AURELIUS SE & Co., KGaA	1,175,407

14,340	Bayer AG, Sponsored ADR(a)	1,443,321

177,798	RIB Software AG(a)	1,729,864

Shares		Value (Note 2)

214,331	TUI AG(a)	$2,439,503

		6,788,095

Hong Kong: 2.13%

2,662,000	Guangdong Investment, Ltd.	4,063,761

Indonesia: 2.78%

9,306,507	Astra Graphia Tbk PT	1,461,571

2,428,150	Bank Mandiri Persero Tbk PT	1,757,143

17,865,605	Kalbe Farma Tbk PT	2,079,079

		5,297,793

Japan: 10.43%

234,300	Astellas Pharma, Inc.(a)	3,674,373

163,300	Broadleaf Co., Ltd.	1,505,029

44,020	Disco Corp.	3,981,161

293,200	Kuraray Co., Ltd.(a)	3,498,310

140,900	Santen Pharmaceutical Co., Ltd.(a)	2,214,551

58,600	Tokio Marine Holdings, Inc.	1,950,858

83,800	Zenkoku Hosho Co., Ltd.(a)	3,060,756

		19,885,038

Malaysia: 1.35%

900,530	Globetronics Technology Bhd	745,613

1,750,000	Westports Holdings Bhd	1,826,711

		2,572,324

Mexico: 0.97%

20,000	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	1,849,800

Netherlands: 5.07%

24,424	Amsterdam Commodities NV	596,029

57,000	Beter Bed Holding NV	1,249,301

67,000	IMCD Group NV	2,645,118

104,102	Koninklijke Vopak NV	5,182,146

		9,672,594

Norway: 2.84%

321,320	Marine Harvest ASA(a)	5,419,788

Philippines: 3.06%

21,294,752	D&L Industries, Inc.(a)	4,536,412

June 30, 2016	24	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Salient International Dividend Signal Fund

Shares		Value (Note 2)

Philippines (continued): 3.06%

3,666,400	Xurpas, Inc.	$1,306,007

		5,842,419

Poland: 1.09%

859,770	Energa SA	2,077,944

Russia: 2.22%

76,265	LUKOIL PSJC, Sponsored ADR(a)	3,182,539

215,000	Magnitogorsk Iron & Steel Works OJSC, Sponsored GDR(b)	1,046,938

		4,229,477

Sri Lanka: 1.81%

1,802,572	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,362,163

1,162,835	Hatton National Bank Plc, Non-Voting Depository Receipt	1,379,722

17,918,874	Piramal Glass Ceylon Plc	701,254

		3,443,139

Sweden: 1.14%

64,480	Investor AB, Class B(a)	2,166,257

Switzerland: 6.75%

1,755	Givaudan SA	3,533,735

32,460	Novartis AG, Sponsored ADR(a)	2,678,275

8,400	Partners Group Holding AG	3,599,950

63,800	Roche Holdings AG, Ltd., Sponsored ADR(a)	2,102,210

73,710	UBS Group AG	956,431

		12,870,601

Taiwan: 3.81%

231,750	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(a)	6,078,803

811,500	Wah Lee Industrial Corp.	1,185,671

		7,264,474

Thailand: 1.06%

6,345,043	TTW PCL	2,022,324

Turkey: 1.42%

1,546,215	Anadolu Hayat Emeklilik AS	2,714,543

Shares		Value (Note 2)

United Kingdom: 10.42%

1,360,000	Booker Group Plc(a)	$3,149,473

672,100	BT Group Plc(a)	3,694,268

131,880	Dunelm Group Plc(a)	1,384,333

99,200	GlaxoSmithKline Plc	2,130,323

368,000	Inchcape Plc(a)	3,094,269

2,487,000	Lloyds Banking Group Plc(a)	1,801,312

112,800	Prudential Plc	1,914,095

25,737	WPP Plc, Sponsored ADR(a)	2,690,031

		19,858,104

United States: 4.32%

25,000	Brixmor Property Group, Inc.	661,500

42,550	Globe Telecom, Inc.	2,150,934

437,400	Samsonite International SA	1,211,100

53,320	Schlumberger, Ltd.	4,216,545

		8,240,079

Vietnam: 0.35%

106,800	Vietnam Dairy Products JSC	675,500

	Total Common Stocks (Cost $164,754,367)	170,913,753

Participation Notes: 3.04%
Bangladesh: 0.59%

346,800	Grameenphone, Ltd., (Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	1,127,017

India: 1.84%

50,000	Bajaj Auto, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 11/07/16	1,992,703

325,000	Coal India, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 01/09/17	1,507,149

		3,499,852

Pakistan: 0.61%

615,000	Habib Bank, Ltd. (Participation Notes issued by Macquarie Bank, Ltd.), expiring 07/20/16	1,160,342

	Total Participation Notes (Cost $6,090,383)	5,787,211

See Notes to Financial Statements	25	June 30, 2016

Portfolio of Investments (Note 9) (Unaudited)

Salient International Dividend Signal Fund

Shares		Value (Note 2)

Preferred Stocks: 2.27%
Germany: 2.27%

109,779	Sixt SE(a)	$4,332,020

	Total Preferred Stocks (Cost $3,151,341)	4,332,020

Principal Amount

Collateralized Mortgage Obligations: 0.84%
United States: 0.84%

$5,891,732	FHLMC, REMICS 2.500%, 04/15/28(d)	457,995

1,744,478	3.000%, 06/15/26(d)	134,806

1,603,200	3.000%, 06/15/27(d)	156,697

1,189,902	3.000%, 09/15/31(d)	102,800

837,577	3.500%, 04/15/30(d)	35,937

463,974	4.000%, 12/15/23(d)	12,198

157,177	5.000%, 02/15/24(d)	8,495

345,245	6.758%, 09/15/26(d)(e)	55,035

242,855	FNMA, REMICS 3.000%, 09/25/27(d)	22,985

219,963	4.500%, 12/25/20(d)	8,866

23,497	5.000%, 03/25/23(d)	873

17,980	5.000%, 03/25/24(d)	956

1,620,014	6.027%, 04/25/42(d)(e)	302,867

282,923	6.227%, 07/25/41(d)(e)	58,154

425,511	7.347%, 04/25/32(d)(e)	101,482

699,049	GNMA, REMICS 6.158%, 09/16/33(d)(e)	137,883

		1,598,029

	Total Collateralized Mortgage Obligations (Cost $3,218,224)	1,598,029

Corporate Bonds: 2.72%
Canada: 0.41%

1,000,000	Royal Bank of Canada, Sr. Unsec. Medium-Term Notes 4.268%, 08/28/34(e)	777,500

Principal Amount		Value (Note 2)

United States: 2.31%

$1,000,000	Citigroup, Inc., Sr. Unsec. Medium-Term Notes 3.436%, 09/29/34(e)	$816,430

750,000	Claire’s Stores, Inc., Second Lien Notes 8.875%, 03/15/19	178,125

1,000,000	JC Penney Corp., Inc., Sr. Unsec. Notes 7.400%, 04/01/37	805,000

978,000	JPMorgan Chase Bank NA, Sr. Unsec. Notes, Series CD 1.170%, 09/29/34(e)	804,405

984,000	Morgan Stanley, Unsec. Medium-Term Notes 5.675%, 08/29/34(e)	829,020

1,020,000	NRG REMA Llc, Series C, Sec. Notes 9.681%, 07/02/26	980,475

		4,413,455

	Total Corporate Bonds (Cost $6,217,100)	5,190,955

	Total Investments: 98.52% (Cost $183,431,415)	187,821,968

	Net Other Assets and Liabilities: 1.48%	2,821,189	(f)

	Net Assets: 100.00%	$190,643,157

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate value of those securities was $56,050,824, representing 29.40% of net assets.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $3,501,035, representing 1.84% of net assets.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $2,454,097, representing 1.29% of net assets.

(d) Interest only security.

(e) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2016.

(f) Includes cash which is being held as collateral for futures contracts.

June 30, 2016	26	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Salient International Dividend Signal Fund

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
E-mini MSCI EAFE® Futures	Long	140	09/16/16	$11,306,400	$304,129
MSCI Emerging Markets E-Mini Futures	Long	61	09/16/16	2,545,835	119,702
Total Futures Contracts				$13,852,235	$423,831

Investment Abbreviations:

ADR — American Depositary Receipt

EAFE — Europe, Australasia, Far East

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

REMICS — Real Estate Mortgage Investment Conduits

Sec. — Secured

Sr. — Senior

Unsec. — Unsecured

See Notes to Financial Statements	27	June 30, 2016

Portfolio of Investments (Note 9) (Unaudited)

Salient International Small Cap Fund

Shares		Value (Note 2)

Common Stocks: 95.73%
Africa: 0.25%

261,793	Africa Oil Corp.(a)	$384,051

Australia: 7.97%

951,557	Asaleo Care, Ltd.	1,505,586

90,881	carsales.com, Ltd.	841,993

317,133	Estia Health, Ltd.	1,099,937

802,336	Healthscope, Ltd.	1,726,573

325,702	Link Administration Holdings, Ltd.(a)	1,995,503

578,513	OzForex Group, Ltd.	1,008,696

210,006	Pact Group Holdings, Ltd.	953,111

448,123	Reliance Worldwide Corp., Ltd.(a)	1,032,710

157,995	Super Retail Group, Ltd.	1,045,388

237,474	Virtus Health, Ltd.	1,228,590

		12,438,087

Austria: 1.42%

39,688	ams AG	1,101,837

40,597	Porr AG	1,106,188

		2,208,025

Belgium: 1.43%

55,591	bpost SA	1,423,057

8,847	Cie d’Entreprises CFE	805,171

		2,228,228

Denmark: 0.66%

21,003	SimCorp A/S	1,030,755

Finland: 0.92%

107,259	Valmet Oyj	1,431,482

France: 4.75%

122,777	Altran Technologies SA	1,626,474

21,478	Groupe FNAC SA(a)	1,151,444

50,087	Marie Brizard Wine & Spirits SA(a)	967,163

204,185	Technicolor SA	1,264,426

28,221	Teleperformance	2,403,924

		7,413,431

Germany: 6.36%

50,214	CANCOM SE	2,493,271

Shares		Value (Note 2)

55,055	Jenoptik AG	$907,656

20,232	LEG Immobilien AG	1,893,077

51,512	RHOEN-KLINIKUM AG	1,507,825

22,577	Scout24 AG(a)(b)(c)	839,202

26,475	Stroeer SE & Co. KGaA	1,217,829

17,152	Vossloh AG(a)	1,059,653

		9,918,513

Hong Kong: 3.22%

847,000	Pacific Textiles Holdings, Ltd.	1,058,158

609,000	Samsonite International SA	1,686,237

544,500	Techtronic Industries Co., Ltd.	2,273,831

		5,018,226

Ireland: 1.51%

294,158	Dalata Hotel Group Plc(a)	1,191,513

53,068	Smurfit Kappa Group Plc	1,168,471

		2,359,984

Italy: 1.05%

17,676	Brembo SpA	973,694

108,720	Credito Emiliano SpA	659,717

		1,633,411

Japan: 31.55%

445,000	77 Bank, Ltd.	1,557,295

66,200	Aeon Delight Co., Ltd.	1,803,185

81,000	Alps Electric Co., Ltd.	1,538,863

44,000	Anicom Holdings, Inc.	1,244,653

41,700	cocokara fine, Inc.	2,161,172

19,800	CyberAgent, Inc.	1,198,518

64,200	DeNa Co., Ltd.	1,501,863

30,600	Don Quijote Holdings Co., Ltd.	1,137,180

70,700	Fuji Media Holdings, Inc.	794,948

54,200	Glory, Ltd.	1,474,759

71,400	Goldcrest Co., Ltd.	1,129,669

70,700	Hitachi Capital Corp.	1,403,182

13,607	Hoshizaki Corp.	1,332,046

1,959	Japan Hotel REIT Investment Corp.	1,651,910

June 30, 2016	28	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Salient International Small Cap Fund

Shares		Value (Note 2)

Japan (continued): 31.55%

78,988	JSR Corp.	$1,046,048

98,700	JTEKT Corp.	1,118,713

55,900	Kanamoto Co., Ltd.	1,089,293

521	Kenedix Retail REIT Corp.	1,402,737

186,800	Kinden Corp.	2,022,088

672	LaSalle Logiport REIT(a)	684,020

28,900	Miraca Holdings, Inc.	1,253,338

416	Nippon Prologis REIT, Inc.	1,016,278

31,700	Otsuka Corp.	1,482,335

14,800	Pola Orbis Holdings, Inc.	1,392,830

60,600	Ride On Express Co., Ltd.	762,578

31,900	Start Today Co., Ltd.	1,686,192

201,400	Sumco Corp.	1,290,223

29,400	Sundrug Co., Ltd.	2,760,513

218,700	Takara Leben Co., Ltd.	1,676,103

173,500	Temp Holdings Co., Ltd.	3,006,117

194,800	Tokyo Steel Manufacturing Co., Ltd.	1,067,787

128,100	Tokyo Tatemono Co., Ltd.	1,536,212

109,200	Toshiba Plant Systems & Services Corp.	1,786,676

63,200	Wellnet Corp.	1,195,215

		49,204,539

Netherlands: 3.32%

65,763	BE Semiconductor Industries NV	1,779,349

100,946	Refresco Group NV(b)(c)	1,498,893

56,353	TKH Group NV	1,896,537

		5,174,779

New Zealand: 1.31%

271,803	Spark New Zealand, Ltd.	690,827

407,991	Trade Me Group, Ltd.	1,352,425

		2,043,252

Norway: 0.94%

120,868	Det Norske Oljeselskap ASA(a)	1,473,220

Portugal: 0.88%

227,019	NOS SGPS SA	1,373,847

Shares		Value (Note 2)

Singapore: 1.82%

729,100	ComfortDelGro Corp., Ltd.	$1,497,302

1,632,400	Keppel DC REIT	1,347,717

		2,845,019

Spain: 1.07%

83,472	Gamesa Corporacion Tecnologica SA	1,663,100

Sweden: 2.74%

173,454	Byggmax Group AB	1,324,404

173,269	Hemfosa Fastigheter AB	1,783,717

156,424	Husqvarna AB, Class B	1,164,807

		4,272,928

Switzerland: 3.25%

17,678	BKW AG	783,879

18,153	Implenia AG	1,195,328

5,568	Straumann Holding AG	2,196,624

14,224	VAT Group AG(a)(b)(c)	898,741

		5,074,572

United Kingdom: 19.31%

423,833	Arrow Global Group Plc	1,124,225

31,621	AVEVA Group Plc	716,999

683,389	BBA Aviation Plc	2,022,209

582,144	Card Factory Plc	2,479,232

46,561	Daily Mail & General Trust Plc NV, Class A	371,694

201,743	Dairy Crest Group Plc	1,443,567

42,591	Derwent London Plc	1,485,899

107,798	EMIS Group Plc	1,323,845

16,473	Halfords Group Plc	70,827

224,712	Henderson Group Plc	638,847

519,098	Ibstock Plc(b)(c)	898,365

192,573	IG Group Holdings Plc	2,085,236

270,452	Informa Plc	2,637,273

116,126	JD Sports Fashion Plc	1,790,366

68,163	Melrose Industries Plc	387,241

98,204	Mitchells & Butlers Plc	302,780

564,159	Moneysupermarket.com Group Plc	2,043,993

279,702	NCC Group Plc	985,552

See Notes to Financial Statements	29	June 30, 2016

Portfolio of Investments (Note 9) (Unaudited)

Salient International Small Cap Fund

Shares		Value (Note 2)

United Kingdom (continued): 19.31%

621,836	Petra Diamonds, Ltd.	$959,702

352,164	Pets at Home Group Plc	1,092,348

425,790	Polypipe Group Plc	1,476,034

79,272	RPC Group PLC	826,835

277,938	RPS Group Plc	646,160

34,345	Secure Trust Bank PLC	937,282

27,484	Spirax-Sarco Engineering Plc	1,376,249

		30,122,760

	Total Common Stocks (Cost $131,782,264)	149,312,209

Preferred Stocks: 0.94%
Germany: 0.94%

48,837	Jungheinrich AG	1,469,918

	Total Preferred Stocks (Cost $1,269,754)	1,469,918

	Total Investments: 96.67% (Cost $133,052,018)	150,782,127

	Net Other Assets and Liabilities: 3.33%	5,198,453

	Net Assets: 100.00%	$155,980,580

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $4,135,201, representing 2.65% of net assets.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $4,135,201, representing 2.65% of net assets.

Investment Abbreviations:

REIT — Real Estate Investment Trust

June 30, 2016	30	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Salient Tactical Growth Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 51.20%
660,869	SPDR® Dow Jones Industrial Average ETF Trust	$118,348,421

582,944	SPDR® S&P 500® ETF Trust	122,144,256

	Total Exchange-Traded Funds (Cost $232,671,173)	240,492,677

	Total Investments: 51.20% (Cost $232,671,173)	240,492,677

	Net Other Assets and Liabilities: 48.80%	229,262,497

	Net Assets: 100.00%	$469,755,174

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

See Notes to Financial Statements	31	June 30, 2016

Portfolio of Investments (Note 9) (Unaudited)

Salient Tactical Muni & Credit Fund

Principal Amount		Value (Note 2)

Corporate Bonds: 1.66%
Financial: 1.66%

$2,000,000	IFP Funding II Llc, Sec. Notes 6.500%, 04/01/17(a)(b)(c)	$1,999,235

	Total Corporate Bonds (Cost $2,000,000)	1,999,235

Municipal Bonds: 88.03%
Alabama: 0.98%

1,500,000	County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F 0.000%, 10/01/50(d)	1,172,520

Arizona: 2.17%

2,000,000	Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds 5.000%, 12/01/37	2,602,240

California: 6.81%

500,000	California State School Financing Authority Revenue Bonds (Launchpad Development Co.), Series A 5.000%, 06/01/46(a)	532,110

2,000,000	California Statewide Communities Development Authority, Series A 5.250%, 12/01/56(a)	2,310,640

500,000	Kaweah, California Delta Health Care District Revenue Bonds, Series B 4.000%, 06/01/45	546,155

1,000,000	Stockton Public Financing Authority Revenue Bonds (Delta Water Supply Project), Series A 6.125%, 10/01/35	1,274,250

2,750,000	6.250%, 10/01/40	3,514,445

		8,177,600

Georgia: 2.10%

1,000,000	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds, Plant Vogtle Units 3&4 Project J), Series A 6.637%, 04/01/57	1,338,190

Principal Amount		Value (Note 2)

$1,000,000	Savannah College of Art & Design Projects Revenue Bonds (Private Colleges & Universities Authority) 5.000%, 04/01/33	$1,184,860

		2,523,050

Hawaii: 1.15%

1,100,000	Honolulu City & County Board of Water Supply & Water Systems Revenue Bonds, Series A 5.000%, 07/01/27	1,385,912

Illinois: 11.82%

2,000,000	City of Chicago, Illinois General Obligation Bonds, Series 2002B 5.500%, 01/01/34	2,062,880

1,000,000	City of Chicago, Illinois General Obligation Bonds, Series 2005D 5.500%, 01/01/40	1,021,050

1,000,000	City of Chicago, Illinois General Obligation Bonds, Series B 7.375%, 01/01/33	1,056,210

1,715,000	City of Chicago, Illinois General Obligation Bonds, Series E 6.050%, 01/01/29	1,668,798

1,500,000	City of Chicago, Illinois Transit Authority Sales & Transfer Tax Receipts Revenue Bonds, Series A 6.899%, 12/01/40	1,962,735

2,000,000	State of Illinois, General Obligation Bonds 5.000%, 01/01/27	2,264,540

500,000	5.000%, 03/01/37	537,610

1,500,000	State of Illinois, General Obligation Bonds (Build America Bonds) 6.630%, 02/01/35	1,599,045

1,815,000	7.350%, 07/01/35	2,017,663

		14,190,531

Iowa: 3.64%

4,290,000	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A 6.500%, 06/01/23	4,375,114

June 30, 2016	32	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Salient Tactical Muni & Credit Fund

Principal Amount		Value (Note 2)

Louisiana: 0.87%

$1,000,000	Louisiana State Public Facilities Authority Revenue Bonds (Entergy Louisiana Llc), Series A 3.375%, 09/01/28	$1,048,510

Maryland: 0.38%

470,000	Maryland State Economic Development Corp. Revenue Bonds (CNX Marine Terminals, Inc.) 5.750%, 09/01/25	456,346

Michigan: 3.29%

1,000,000	Michigan State Finance Authority Revenue Bonds, Series F1 4.500%, 10/01/29	1,121,110

2,910,000	Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series A 7.309%, 06/01/34	2,824,824

		3,945,934

Nebraska: 0.95%

1,000,000	Nebraska Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) 5.000%, 09/01/32	1,145,410

New Jersey: 10.62%

4,000,000	New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A 4.625%, 06/01/26	4,042,360

1,750,000	5.000%, 06/01/41	1,710,905

2,500,000	New Jersey Transportation Trust Fund Authority Revenue Bonds, Transportation Program, Series AA 5.000%, 06/15/45	2,795,925

500,000	5.250%, 06/15/29	578,730

1,500,000	New Jersey Transportation Trust Fund Authority Revenue Bonds, Transportation Program, Series D 5.250%, 12/15/23	1,740,930

1,500,000	South Jersey Transportation Authority Revenue Bonds (Build America Bonds) 7.000%, 11/01/38	1,887,525

		12,756,375

Principal Amount		Value (Note 2)

New York: 20.31%

$5,000,000	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc.—JFK International Airport), VRDN 7.750%, 08/01/31(e)	$5,074,450

6,000,000	8.000%, 08/01/28(e)	6,090,120

1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds, Subseries B-1 5.000%, 08/01/31	1,252,980

3,000,000	New York Liberty Development Corp., Refunding Revenue Bonds (World Trade Center Project), Class 1-3 5.000%, 11/15/44(a)	3,481,440

3,590,000	New York Metropolitan Transportation Authority Revenue Bonds, Series C-1 5.000%, 11/15/31	4,487,572

2,000,000	New York State Urban Development Corp. Revenue Bonds (New York State Urban Development), Series A 5.000%, 03/15/27	2,597,760

1,325,000	New York Transportation Development Corp., Refunding Revenue Bonds 5.000%, 08/01/18	1,407,388

		24,391,710

Ohio: 8.18%

5,000,000	Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2 5.125%, 06/01/24	4,905,950

4,790,000	6.500%, 06/01/47	4,915,977

		9,821,927

Pennsylvania: 1.99%

2,000,000	Pennsylvania State Turnpike Commission Revenue Bonds, Series B 5.000%, 12/01/45	2,394,380

Rhode Island: 1.15%

1,245,000	Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series A 5.000%, 06/01/40	1,377,717

See Notes to Financial Statements	33	June 30, 2016

Portfolio of Investments (Note 9) (Unaudited)

Salient Tactical Muni & Credit Fund

Principal Amount		Value (Note 2)

South Dakota: 1.86%

$1,000,000	South Dakota Educational Enhancement Funding Corp. Revenue Bonds (Educational Enhancement Fund), Series A 3.539%, 06/01/22	$1,043,930

1,000,000	South Dakota Health & Educational Facilities Authority Revenue Bonds (Sanford Obligated Group) 5.000%, 11/01/35	1,196,550

		2,240,480

Texas: 8.75%

1,000,000	New Hope Cultural Education Facilities Corp. Taxable Student Housing Revenue Bonds, Series B 5.000%, 07/01/46	1,139,060

1,000,000	North Texas Tollway Authority Revenue Bonds, Series B 5.000%, 01/01/40	1,173,000

1,000,000	5.000%, 01/01/45	1,193,460

3,000,000	Port Beaumont Navigation District Dock & Wharf Facilities Revenue Bonds (Jefferson Energy Co.), VRDN 7.250%, 02/01/36(a)(e)	3,176,610

1,875,000	Texas State Public Finance Authority, Taxable Revenue Bonds (Texas Windstorm Insurance Association) 5.250%, 07/01/17	1,880,475

1,875,000	8.250%, 07/01/24	1,942,125

		10,504,730

Washington: 1.01%

1,000,000	Port of Seattle, Washington Revenue Bonds, Series A 5.000%, 04/01/40	1,208,170

	Total Municipal Bonds (Cost $99,009,859)	105,718,656

U.S. Treasury Bonds & Notes: 1.42%

1,700,000	U.S. Treasury Notes, Floating Rate Note 0.450%, 04/30/18(e)	1,700,653

	Total U.S. Treasury Bonds & Notes (Cost $1,699,920)	1,700,653

Par Value		Value (Note 2)

Short-Term Securities: 6.49%
$1,700,000	FHLB, Discount Notes 0.315%, due 08/09/16(f)	$1,699,415

1,700,000	0.316%, due 08/05/16(f)	1,699,473

1,100,000	0.316%, due 08/11/16(f)	1,099,602

3,200,000	0.320%, due 08/10/16(f)	3,198,837

100,000	0.326%, due 08/12/16(f)	99,962

	Total Short-Term Securities (Cost $7,797,357)	7,797,289

	Total Investments: 97.60% (Cost $110,507,136)	117,215,833

	Net Other Assets and Liabilities: 2.40%	2,881,684	(g)

	Net Assets: 100.00%	$120,097,517

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $11,500,035, representing 9.58% of net assets.

(b) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(c) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(d) Represents a step-up bond. Rate disclosed is as of June 30, 2016.

(e) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2016.

(f) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(g) Includes cash which is being held as collateral for futures contracts.

June 30, 2016	34	See Notes to Financial Statements

Portfolio of Investments (Note 9) (Unaudited)

Salient Tactical Muni & Credit Fund

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
5-Year U.S. Treasury Notes Futures	Short	(32)	09/30/16	$(3,909,250)	$(67,033)
Total Futures Contracts				$(3,909,250)	$(67,033)

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
02/11/16	IFP Funding II Llc, Sec. Notes 6.500%, 04/01/17(a)(b)(c)	$2,000,000	$1,999,235	1.66%

Investment Abbreviations:

FHLB — Federal Home Loan Bank

Sr. — Senior

VRDN — Variable Rate Demand Notes

See Notes to Financial Statements	35	June 30, 2016

Portfolio of Investments (Note 9) (Unaudited)

Salient US Dividend Signal Fund

Shares		Value (Note 2)

Common Stocks: 98.01%
Consumer Discretionary: 15.61%

2,800	Comcast Corp., Class A	$182,532

904	Interval Leisure Group, Inc.	14,374

800	Monro Muffler Brake, Inc.	50,848

1,800	Pool Corp.	169,254

2,100	Starwood Hotels & Resorts Worldwide, Inc.	155,295

800	Williams-Sonoma, Inc.	41,704

		614,007

Consumer Staples: 8.59%

1,200	Casey’s General Stores, Inc.	157,812

1,700	PepsiCo, Inc.	180,098

		337,910

Energy: 7.04%

700	Core Laboratories NV	86,723

1,200	Phillips 66	95,208

1,200	Schlumberger, Ltd.	94,896

		276,827

Financials: 17.11%

1,900	Cohen & Steers, Inc.	76,836

1,500	Evercore Partners, Inc., Class A	66,285

2,300	JPMorgan Chase & Co.	142,922

13,500	Park Sterling Corp.	95,715

2,400	Stonegate Bank	77,448

3,300	U.S. Bancorp	133,089

4,500	Virtu Financial, Inc., Class A	81,000

		673,295

Healthcare: 11.58%

600	Cooper Companies, Inc.	102,942

1,600	Johnson & Johnson	194,080

2,400	Pfizer, Inc.	84,504

900	Varian Medical Systems, Inc.(a)	74,007

		455,533

Industrials: 13.26%

1,700	Exponent, Inc.	99,297

488	General Dynamics Corp.	67,949

Shares		Value (Note 2)

1,550	John Bean Technologies Corp.	$94,891

1,800	Owens Corning	92,736

2,900	Ritchie Bros. Auctioneers, Inc.	97,962

1,800	Robert Half International, Inc.	68,688

		521,523

Information Technology: 21.26%

1,533	Apple, Inc.	146,554

1,900	Broadridge Financial Solutions, Inc.	123,880

1,000	DST Systems, Inc.	116,430

700	Jack Henry & Associates, Inc.	61,089

500	Littelfuse, Inc.	59,095

1,909	Microchip Technology, Inc.	96,901

1,500	Microsoft Corp.	76,755

1,492	Texas Instruments, Inc.	93,474

1,100	Vantiv, Inc., Class A(a)	62,260

		836,438

Materials: 3.56%

1,101	Eastman Chemical Co.	74,758

900	Neenah Paper, Inc.	65,133

		139,891

	Total Common Stocks (Cost $3,715,764)	3,855,424

	Total Investments: 98.01% (Cost $3,715,764)	3,855,424

	Net Other Assets and Liabilities: 1.99%	78,424

	Net Assets: 100.00%	$3,933,848

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

June 30, 2016	36	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Salient Commodity Long/Short Strategy Fund (Consolidated)	Salient EM Corporate Debt Fund	Salient EM Dividend Signal Fund
Assets:
Investments, at value	$—	$91,821,550	$17,874,375
Cash	4,632,096	2,611,461	1,443,234
Foreign currency, at value (Cost $–, $– and $253,928, respectively)	—	—	255,806
Deposit with broker for futures contracts	517,718	—	76,474
Deposit with broker for securities sold short	—	4,492	—
Variation margin receivable	6,246	—	3,600
Receivable for investments sold	—	2,018,558 (a)	398,524
Receivable for shares sold	1,213	31,703	15,178
Interest and dividends receivable	—	2,815,050	41,062
Other assets	27,585	40,411	23,631

Total Assets	5,184,858	99,343,225	20,131,884

Liabilities:
Payable on loan (Note 2)	—	7,434,834	—
Payable for interest due on loan (Note 2)	—	344	—
Payable for investments purchased	—	750,000	1,105,742
Payable for shares redeemed	36,667	65,220	14,647
Payable to advisor	4,242	53,096	4,425
Payable for distribution and service fees	1,435	24,095	4,632
Payable to trustees	215	2,596	464
Payable for compliance fees	125	1,709	235
Payable for legal and audit fees	32,487	18,445	20,147
Accrued expenses and other liabilities	32,523	86,205	11,530

Total Liabilities	107,694	8,436,544	1,161,822

Net Assets	$5,077,164	$90,906,681	$18,970,062

Net Assets Consist of:
Paid-in capital	$6,376,286	$173,435,505	$23,417,668
Accumulated net investment income/(loss)	(168,250)	(93,009)	128,435
Accumulated net realized loss	(1,280,418)	(60,767,671)	(5,301,525)
Net unrealized appreciation/(depreciation)	149,546	(21,668,144)	725,484

Total Net Assets	$5,077,164	$90,906,681	$18,970,062

Investments, at Cost	$—	$113,490,522	$17,160,632

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$16.16	$7.47	$8.55
Net Assets	$981,086	$66,023,234	$13,470,961
Shares of beneficial interest outstanding	60,701	8,838,348	1,575,448
Institutional Class:
Net Asset Value, offering and redemption price per share	$16.41	$7.40	$8.67
Net Assets	$1,061,437	$22,427,737	$5,126,950
Shares of beneficial interest outstanding	64,671	3,030,760	591,628
Class C:
Net Asset Value, offering and redemption price per share	$15.78	$7.50	—
Net Assets	$1,026,757	$1,111,187	—
Shares of beneficial interest outstanding	65,057	148,083	—
Advisor Class:
Net Asset Value, offering and redemption price per share	$16.32	$7.39	$8.81
Net Assets	$2,007,884	$1,344,523	$372,151
Shares of beneficial interest outstanding	123,042	181,934	42,250

(a) Receivable for investments sold includes a trade of $1,172,500 that has not timely settled as of June 30, 2016.

See Notes to Financial Statements	37	June 30, 2016

Statement of Assets and Liabilities (Unaudited)

	Salient International Dividend Signal Fund	Salient International Small Cap Fund	Salient Tactical Growth Fund
Assets:
Investments, at value	$187,821,968	$150,782,127	$240,492,677
Cash	13,891,936	4,397,341	298,215,416
Foreign currency, at value (Cost $367,678, $13,636 and $–, respectively)	329,181	13,523	—
Deposit with broker for futures contracts	1,230,568	—	—
Variation margin receivable	192,650	—	—
Receivable for investments sold	3,914,926	3,098,141	—
Receivable for shares sold	316,192	71,764	354,449
Interest and dividends receivable	1,458,049	466,897	990,374
Other assets	47,639	36,071	81,965

Total Assets	209,203,109	158,865,864	540,134,881

Liabilities:
Payable on loan (Note 2)	15,310,181	—	—
Payable for interest due on loan (Note 2)	1,215	—	—
Payable for investments purchased	2,531,850	2,461,829	68,607,513
Payable for shares redeemed	505,672	206,123	1,042,714
Payable to advisor	94,789	114,752	451,816
Payable for distribution and service fees	36,382	16,773	106,746
Payable to trustees	898	694	931
Payable for compliance fees	1,840	1,386	5,171
Payable for legal and audit fees	21,542	30,286	31,218
Accrued expenses and other liabilities	55,583	53,441	133,598

Total Liabilities	18,559,952	2,885,284	70,379,707

Net Assets	$190,643,157	$155,980,580	$469,755,174

Net Assets Consist of:
Paid-in capital	$256,701,474	$327,954,916	$475,233,042
Accumulated net investment income/(loss)	(634,532)	1,364,881	(1,972,196)
Accumulated net realized loss	(70,178,946)	(191,062,186)	(11,327,176)
Net unrealized appreciation	4,755,161	17,722,969	7,821,504

Total Net Assets	$190,643,157	$155,980,580	$469,755,174

Investments, at Cost	$183,431,415	$133,052,018	$232,671,173

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$7.51	$16.83	$24.34
Net Assets	$60,053,055	$33,585,004	$59,496,064
Shares of beneficial interest outstanding	7,997,337	1,995,838	2,444,308
Institutional Class:
Net Asset Value, offering and redemption price per share	$6.11	$16.83	$24.94
Net Assets	$84,989,619	$119,657,651	$25,875,644
Shares of beneficial interest outstanding	13,904,979	7,108,798	1,037,497
Class A:
Net Asset Value, offering and redemption price per share	$7.51	—	$24.05
Net Assets	$4,339,385	—	$42,054,590
Shares of beneficial interest outstanding	577,822	—	1,748,992
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$7.97	—	$25.52

June 30, 2016	38	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Salient International Dividend Signal Fund (continued)	Salient International Small Cap Fund (continued)	Salient Tactical Growth Fund (continued)
Class C:
Net Asset Value, offering and redemption price per share	$7.49	—	$23.25
Net Assets	$10,792,235	—	$49,697,476
Shares of beneficial interest outstanding	1,440,503	—	2,137,694
Advisor Class:
Net Asset Value, offering and redemption price per share	$6.11	$16.84	$24.92
Net Assets	$30,468,863	$2,737,925	$292,631,400
Shares of beneficial interest outstanding	4,985,793	162,539	11,743,786

See Notes to Financial Statements	39	June 30, 2016

Statement of Assets and Liabilities (Unaudited)

	Salient Tactical Muni & Credit Fund	Salient US Dividend Signal Fund
Assets:
Investments, at value	$117,215,833	$3,855,424
Cash	976,044	65,945
Deposit with broker for futures contracts	86,032	—
Receivable for shares sold	383,571	—
Receivable due from advisor	—	7,891
Interest and dividends receivable	1,742,194	13,478
Other assets	48,804	15,975

Total Assets	120,452,478	3,958,713

Liabilities:
Variation margin payable	2,500	—
Payable for shares redeemed	165,708	—
Payable to advisor	100,429	—
Payable for distribution and service fees	35,896	1,139
Payable to trustees	119	82
Payable for compliance fees	899	66
Payable for legal and audit fees	22,211	14,292
Accrued expenses and other liabilities	27,199	9,286

Total Liabilities	354,961	24,865

Net Assets	$120,097,517	$3,933,848

Net Assets Consist of:
Paid-in capital	$204,917,790	$6,844,788
Accumulated net investment income	57,190	8,555
Accumulated net realized loss	(91,519,127)	(3,059,016)
Net unrealized appreciation	6,641,664	139,521

Total Net Assets	$120,097,517	$3,933,848

Investments, at Cost	$110,507,136	$3,715,764

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$7.93	$25.38
Net Assets	$58,579,209	$808,629
Shares of beneficial interest outstanding	7,387,875	31,855
Institutional Class:
Net Asset Value, offering and redemption price per share	$7.86	$25.42
Net Assets	$16,018,243	$1,317,858
Shares of beneficial interest outstanding	2,037,022	51,847
Class A:
Net Asset Value, offering and redemption price per share	$7.89	$25.35
Net Assets	$4,406,120	$1,807,361
Shares of beneficial interest outstanding	558,523	71,306
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$8.37	$26.90
Class C:
Net Asset Value, offering and redemption price per share	$7.93	—
Net Assets	$13,868,139	—
Shares of beneficial interest outstanding	1,747,910	—
Advisor Class:
Net Asset Value, offering and redemption price per share	$7.86	—
Net Assets	$27,225,806	—
Shares of beneficial interest outstanding	3,461,913	—

June 30, 2016	40	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Salient Commodity Long/Short Strategy Fund (Consolidated)	Salient EM Corporate Debt Fund	Salient EM Dividend Signal Fund
Investment Income:
Interest	$16,676	$6,501,562	$1,541
Dividends	—	—	269,633
Foreign taxes withheld	—	(15,584)	(23,846)

Total Investment Income	16,676	6,485,978	247,328

Expenses:
Interest on short sales	—	76,186	—
Investment advisory fee	39,246	465,691	75,556
Administration fee	49,814	53,400	12,157
Custodian fee	986	16,773	12,338
Legal and audit fees	32,412	55,141	19,913
Transfer agent fee	18,471	208,056	5,515
Trustees’ fees and expenses	1,411	20,327	1,863
Registration/filing fees	23,739	28,249	18,865
Reports to shareholder and printing fees	3,507	30,859	5,110
Distribution and service fees
Investor Class	2,972	210,785	19,294
Institutional Class	405	6,306	1,092
Class C	6,982	5,697	—
Advisor Class	1,604	649	188
Compliance fees	787	12,871	1,295
ReFlow fees (Note 2)	—	—	1,461
Interest on loan	—	53,088	—
Other	2,590	5,853	4,285

Total expenses before waivers	184,926	1,249,931	178,932
Less fees waived/reimbursed by investment advisor (Note 3)	—	—	(61,996)

Total Net Expenses	184,926	1,249,931	116,936

Net Investment Income/(Loss):	(168,250)	5,236,047	130,392

Net realized loss on investments	(96,127)	(10,350,918)	(2,535,259)
Net realized loss on securities sold short	—	(270,038)	—
Net realized loss on futures contracts	(611,025)	—	(107,376)
Net realized gain on swap contracts	—	89,689	—
Net realized gain/(loss) on foreign currency	—	735,962	(19,218)
Net change in unrealized appreciation/depreciation on investments	37,580	8,474,904	1,992,271
Net change in unrealized appreciation/depreciation on securities sold short	—	18,883	—
Net change in unrealized appreciation/depreciation on futures contracts	(194,010)	—	37,160
Net change in unrealized appreciation/depreciation on forward currency contracts and translation of assets and liabilities in foreign currency transactions	—	(291,816)	3,478

Net Realized and Unrealized Loss on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Forward Currency Contracts and Foreign Currency Translations	(863,582)	(1,593,334)	(628,944)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(1,031,832)	$3,642,713	$(498,552)

See Notes to Financial Statements	41	June 30, 2016

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Salient International Dividend Signal Fund	Salient International Small Cap Fund	Salient Tactical Growth Fund
Investment Income:
Interest	$452,066	$9,956	$474,228
Dividends	9,149,759	4,073,115	2,125,715
Foreign taxes withheld	(689,576)	(270,244)	—

Total Investment Income	8,912,249	3,812,827	2,599,943

Expenses:
Dividend expense on short sales	—	—	10,868
Investment advisory fee	735,345	855,981	3,076,470
Administration fee	66,484	73,980	157,881
Custodian fee	40,457	15,341	4,644
Legal and audit fees	49,433	58,319	127,377
Transfer agent fee	43,207	48,484	214,477
Trustees’ fees and expenses	22,276	21,257	66,940
Registration/filing fees	39,455	23,248	39,825
Reports to shareholder and printing fees	13,648	19,513	59,114
Distribution and service fees
Investor Class	90,808	68,441	206,115
Institutional Class	20,553	33,552	6,787
Class A	11,301	—	112,667
Class C	51,674	—	265,365
Advisor Class	15,482	1,384	155,396
Compliance fees	15,163	15,066	48,502
ReFlow fees (Note 2)	7,335	—	—
Interest and commitment fees on loan	113,173	—	—
Other	16,530	11,789	19,711

Total expenses before waivers	1,352,324	1,246,355	4,572,139
Less fees waived/reimbursed by investment advisor (Note 3)	(236,987)	(82,950)	—

Total Net Expenses	1,115,337	1,163,405	4,572,139

Net Investment Income/(Loss):	7,796,912	2,649,422	(1,972,196)

Net realized gain/(loss) on investments	(17,957,825)	1,579,146	(8,510,192)
Net realized loss on securities sold short	—	—	(962,358)
Net realized gain/(loss) on futures contracts	(732,980)	—	5,413,487
Net realized gain/(loss) on foreign currency	(176,185)	105,145	—
Net change in unrealized appreciation/depreciation on investments	2,848,200	(12,140,609)	(7,000,216)
Net change in unrealized appreciation/depreciation on futures contracts	495,995	—	—
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currency transactions	(51,536)	1,101	—

Net Realized and Unrealized Loss on Investments, Securities Sold Short, Futures Contracts and Foreign Currency Translations	(15,574,331)	(10,455,217)	(11,059,279)

Net Decrease in Net Assets Resulting From Operations	$(7,777,419)	$(7,805,795)	$(13,031,475)

June 30, 2016	42	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Salient Tactical Muni & Credit Fund	Salient US Dividend Signal Fund
Investment Income:
Interest	$2,970,644	$406
Dividends	—	54,902
Foreign taxes withheld	—	(4,156)

Total Investment Income	2,970,644	51,152

Expenses:
Investment advisory fee	682,484	20,708
Administration fee	46,840	7,228
Custodian fee	1,530	2,679
Legal and audit fees	52,565	20,534
Transfer agent fee	33,462	8,450
Trustees’ fees and expenses	16,925	894
Registration/filing fees	38,009	19,354
Reports to shareholder and printing fees	11,247	2,743
Recoupment of past waived fees by advisor (Note 3)	36,780	—
Distribution and service fees
Investor Class	154,250	1,520
Institutional Class	6,297	429
Class A	9,007	7,426
Class C	64,369	—
Advisor Class	9,018	—
Compliance fees	12,060	492
Other	5,508	1,086

Total expenses before waivers	1,180,351	93,543
Less fees waived/reimbursed by investment advisor (Note 3)	—	(59,858)

Total Net Expenses	1,180,351	33,685

Net Investment Income:	1,790,293	17,467

Net realized gain/(loss) on investments	2,508,797	(943,301)
Net realized loss on futures contracts	(856,800)	—
Net realized loss on foreign currency	—	(19)
Net change in unrealized appreciation/depreciation on investments	3,840,643	788,240
Net change in unrealized appreciation/depreciation on futures contracts	(90,738)	—
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	—	104

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Foreign Currency Translations	5,401,902	(154,976)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$7,192,195	$(137,509)

See Notes to Financial Statements	43	June 30, 2016

Consolidated Statement of Changes in Net Assets

	Salient Commodity Long/Short Strategy Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment loss	$(168,250)	$(514,590)
Net realized loss(b)	(707,152)	(2,072,341)
Net change in unrealized appreciation/depreciation	(156,430)	(4,230,676)

Net decrease in net assets resulting from operations	(1,031,832)	(6,817,607)

Share Transactions:
Investor Class
Proceeds from sale of shares	26,302	3,617,137
Cost of shares redeemed	(1,288,076)	(17,026,084)

Net decrease from share transactions	(1,261,774)	(13,408,947)

Institutional Class
Proceeds from sale of shares	18,736	756,348
Cost of shares redeemed	(761,365)	(16,634,478)

Net decrease from share transactions	(742,629)	(15,878,130)

Class C
Proceeds from sale of shares	11,057	96,661
Cost of shares redeemed	(594,015)	(1,402,153)

Net decrease from share transactions	(582,958)	(1,305,492)

Advisor Class
Proceeds from sale of shares	763,740	3,908,261
Cost of shares redeemed	(5,196,000)	(9,822,774)

Net decrease from share transactions	(4,432,260)	(5,914,513)

Class Z(c)
Proceeds from sale of shares	—	565,000
Cost of shares redeemed	(2,321,395)	(1,793,677)

Net decrease from share transactions	(2,321,395)	(1,228,677)

Net decrease in net assets	$(10,372,848)	$(44,553,366)

Net Assets:
Beginning of period	15,450,012	60,003,378

End of period (including accumulated net investment loss of $(168,250) and $0, respectively)	$5,077,164	$15,450,012

Changes in Shares Outstanding:
Investor Class
Sold	1,529	180,439
Redeemed	(72,658)	(921,158)

Net decrease in shares outstanding	(71,129)	(740,719)

Institutional Class
Sold	1,011	37,128
Redeemed	(44,740)	(857,557)

Net decrease in shares outstanding	(43,729)	(820,429)

June 30, 2016	44	See Notes to Financial Statements

Consolidated Statement of Changes in Net Assets

	Salient Commodity Long/Short Strategy Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Class C
Sold	622	5,281
Redeemed	(35,454)	(74,671)

Net decrease in shares outstanding	(34,832)	(69,390)

Advisor Class
Sold	46,022	195,953
Redeemed	(286,090)	(508,643)

Net decrease in shares outstanding	(240,068)	(312,690)

Class Z(c)
Sold	—	29,068
Redeemed	(121,032)	(91,988)

Net decrease in shares outstanding	(121,032)	(62,920)

(a) Prior to May 1, 2016, the Salient Commodity Long/Short Strategy Fund was known as the Forward Commodity Long/Short Strategy Fund.

(b) Prior to December 31, 2015, the Salient Commodity Long/Short Strategy Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

(c) Effective January 19, 2016, Class Z shares of the Salient Commodity Long/Short Strategy Fund ceased operations.

See Notes to Financial Statements	45	June 30, 2016

Statement of Changes in Net Assets

	Salient EM Corporate Debt Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$5,236,047	$21,792,765
Net realized loss(b)	(9,795,305)	(34,497,324)
Net change in unrealized appreciation/depreciation	8,201,971	(3,459,957)

Net increase/(decrease) in net assets resulting from operations	3,642,713	(16,164,516)

Distributions to Shareholders:
From net investment income
Investor Class	(3,846,500)	(16,699,514)
Institutional Class	(1,391,591)	(2,831,299)
Class C	(59,469)	(109,115)
Advisor Class	(74,014)	(153,818)

Total distributions	(5,371,574)	(19,793,746)

Share Transactions:
Investor Class
Proceeds from sale of shares	20,627,087	88,547,268
Issued to shareholders in reinvestment of distributions	3,792,098	14,297,041
Cost of shares redeemed	(115,830,120)	(260,730,340)

Net decrease from share transactions	(91,410,935)	(157,886,031)

Institutional Class
Proceeds from sale of shares	10,113,417	20,608,012
Issued to shareholders in reinvestment of distributions	1,020,983	2,083,291
Cost of shares redeemed	(16,224,403)	(31,020,180)

Net decrease from share transactions	(5,090,003)	(8,328,877)

Class C
Proceeds from sale of shares	42,856	467,931
Issued to shareholders in reinvestment of distributions	58,472	106,012
Cost of shares redeemed	(157,813)	(1,311,152)

Net decrease from share transactions	(56,485)	(737,209)

Advisor Class
Proceeds from sale of shares	18,232	68,473
Issued to shareholders in reinvestment of distributions	73,969	153,483
Cost of shares redeemed	(16,488)	(1,587,644)

Net increase/(decrease) from share transactions	75,713	(1,365,688)

Net decrease in net assets	$(98,210,571)	$(204,276,067)

Net Assets:
Beginning of period	189,117,252	393,393,319

End of period (including accumulated net investment income/(loss) of $(93,009) and $42,518, respectively)	$90,906,681	$189,117,252

June 30, 2016	46	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient EM Corporate Debt Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	2,748,157	10,535,611
Distributions reinvested	511,402	1,749,285
Redeemed	(15,248,735)	(31,057,465)

Net decrease in shares outstanding	(11,989,176)	(18,772,569)

Institutional Class
Sold	1,356,356	2,455,160
Distributions reinvested	139,002	257,658
Redeemed	(2,174,449)	(3,782,261)

Net decrease in shares outstanding	(679,091)	(1,069,443)

Class C
Sold	5,646	54,443
Distributions reinvested	7,854	12,776
Redeemed	(21,027)	(157,637)

Net decrease in shares outstanding	(7,527)	(90,418)

Advisor Class
Sold	2,488	8,093
Distributions reinvested	10,083	18,669
Redeemed	(2,221)	(194,128)

Net increase/(decrease) in shares outstanding	10,350	(167,366)

(a) Prior to May 1, 2016, the Salient EM Corporate Debt Fund was known as the Forward EM Corporate Debt Fund.

(b) Prior to December 31, 2015, the Salient EM Corporate Debt Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements	47	June 30, 2016

Statement of Changes in Net Assets

	Salient EM Dividend Signal Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$130,392	$199,121
Net realized loss(b)	(2,661,853)	(1,463,056)
Net change in unrealized appreciation/depreciation	2,032,909	(1,434,179)

Net decrease in net assets resulting from operations	(498,552)	(2,698,114)

Distributions to Shareholders:
From net investment income
Investor Class	—	(26,818)
Institutional Class	—	(60,921)
Advisor Class	—	(7,261)

Total distributions	—	(95,000)

Share Transactions:
Investor Class
Proceeds from sale of shares	12,497,111	18,474,700
Issued to shareholders in reinvestment of distributions	—	26,753
Cost of shares redeemed	(13,030,718)	(6,725,067)

Net increase/(decrease) from share transactions	(533,607)	11,776,386

Institutional Class
Proceeds from sale of shares	5,689,346	12,933,978
Issued to shareholders in reinvestment of distributions	—	25,653
Cost of shares redeemed	(10,141,280)	(7,673,014)

Net increase/(decrease) from share transactions	(4,451,934)	5,286,617

Advisor Class
Proceeds from sale of shares	9,248	151,969
Issued to shareholders in reinvestment of distributions	—	6,050
Cost of shares redeemed	(61,713)	(1,154,182)

Net decrease from share transactions	(52,465)	(996,163)

Net increase/(decrease) in net assets	$(5,536,558)	$13,273,726

Net Assets:
Beginning of period	24,506,620	11,232,894

End of period (including accumulated net investment income/(loss) of $128,435 and $(1,957), respectively)	$18,970,062	$24,506,620

Changes in Shares Outstanding:
Investor Class
Sold	1,504,120	2,092,763
Distributions reinvested	—	3,189
Redeemed	(1,626,875)	(770,586)

Net increase/(decrease) in shares outstanding	(122,755)	1,325,366

Institutional Class
Sold	692,435	1,425,184
Distributions reinvested	—	3,021
Redeemed	(1,268,179)	(825,756)

Net increase/(decrease) in shares outstanding	(575,744)	602,449

June 30, 2016	48	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient EM Dividend Signal Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Advisor Class
Sold	1,102	14,179
Distributions reinvested	—	701
Redeemed	(7,485)	(111,629)

Net decrease in shares outstanding	(6,383)	(96,749)

(a) Prior to May 1, 2016, the Salient EM Dividend Signal Fund was known as the Forward Emerging Markets Fund.

(b) Prior to December 31, 2015, the Salient EM Dividend Signal Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements	49	June 30, 2016

Statement of Changes in Net Assets

	Salient International Dividend Signal Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$7,796,912	$14,171,518
Net realized loss(b)	(18,866,990)	(33,648,184)
Net change in unrealized appreciation/depreciation	3,292,659	3,461,742

Net decrease in net assets resulting from operations	(7,777,419)	(16,014,924)

Distributions to Shareholders:
From net investment income
Investor Class	(1,586,099)	(3,858,279)
Institutional Class	(3,640,029)	(5,293,879)
Class A	(142,444)	(176,664)
Class C	(336,502)	(377,309)
Advisor Class	(1,397,418)	(2,944,662)

Total distributions	(7,102,492)	(12,650,793)

Share Transactions:
Investor Class
Proceeds from sale of shares	52,191,340	113,099,068
Issued to shareholders in reinvestment of distributions	1,577,901	2,212,120
Cost of shares redeemed	(50,626,005)	(183,345,561)

Net increase/(decrease) from share transactions	3,143,236	(68,034,373)

Institutional Class
Proceeds from sale of shares	30,892,298	118,191,781
Issued to shareholders in reinvestment of distributions	2,953,166	2,588,075
Cost of shares redeemed	(50,474,387)	(84,057,620)

Net increase/(decrease) from share transactions	(16,628,923)	36,722,236

Class A
Proceeds from sale of shares	568,296	3,653,149
Issued to shareholders in reinvestment of distributions	140,434	174,732
Cost of shares redeemed	(338,668)	(3,192,920)

Net increase from share transactions	370,062	634,961

Class C
Proceeds from sale of shares	1,410,474	4,613,786
Issued to shareholders in reinvestment of distributions	308,347	341,763
Cost of shares redeemed	(1,525,537)	(2,866,859)

Net increase from share transactions	193,284	2,088,690

Advisor Class
Proceeds from sale of shares	6,587,070	20,109,045
Issued to shareholders in reinvestment of distributions	1,382,589	2,907,748
Cost of shares redeemed	(7,921,729)	(60,137,508)

Net increase/(decrease) from share transactions	47,930	(37,120,715)

Net decrease in net assets	$(27,754,322)	$(94,374,918)

Net Assets:
Beginning of period	218,397,479	312,772,397

End of period (including accumulated net investment loss of $(634,532) and $(1,328,952), respectively)	$190,643,157	$218,397,479

June 30, 2016	50	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient International Dividend Signal Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	6,883,594	12,737,251
Distributions reinvested	213,596	256,089
Redeemed	(6,800,350)	(21,326,167)

Net increase/(decrease) in shares outstanding	296,840	(8,332,827)

Institutional Class
Sold	5,018,132	16,760,431
Distributions reinvested	488,764	361,925
Redeemed	(8,386,985)	(12,027,717)

Net increase/(decrease) in shares outstanding	(2,880,089)	5,094,639

Class A
Sold	75,322	422,430
Distributions reinvested	18,997	19,783
Redeemed	(45,756)	(373,719)

Net increase in shares outstanding	48,563	68,494

Class C
Sold	188,029	537,542
Distributions reinvested	41,807	38,891
Redeemed	(204,425)	(335,882)

Net increase in shares outstanding	25,411	240,551

Advisor Class
Sold	1,067,113	2,778,666
Distributions reinvested	228,888	396,144
Redeemed	(1,286,015)	(8,191,971)

Net increase/(decrease) in shares outstanding	9,986	(5,017,161)

(a) Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

(b) Prior to December 31, 2015, the Salient International Dividend Signal Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements	51	June 30, 2016

Statement of Changes in Net Assets

	Salient International Small Cap Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$2,649,422	$1,469,121
Net realized gain(b)	1,684,291	11,519,514
Net change in unrealized appreciation/depreciation	(12,139,508)	7,168,871

Net increase/(decrease) in net assets resulting from operations	(7,805,795)	20,157,506

Distributions to Shareholders:
From net investment income
Investor Class	—	(251,281)
Institutional Class	—	(1,570,763)
Advisor Class	—	(27,959)

Total distributions	—	(1,850,003)

Share Transactions:
Investor Class
Proceeds from sale of shares	5,517,062	19,194,466
Issued to shareholders in reinvestment of distributions	—	250,230
Cost of shares redeemed	(5,927,617)	(13,754,007)

Net increase/(decrease) from share transactions	(410,555)	5,690,689

Institutional Class
Proceeds from sale of shares	18,300,912	42,439,246
Issued to shareholders in reinvestment of distributions	—	1,245,795
Cost of shares redeemed	(43,271,713)	(42,128,124)

Net increase/(decrease) from share transactions	(24,970,801)	1,556,917

Advisor Class
Proceeds from sale of shares	295,255	636,780
Issued to shareholders in reinvestment of distributions	—	27,959
Cost of shares redeemed	(222,898)	(697,164)

Net increase/(decrease) from share transactions	72,357	(32,425)

Net increase/(decrease) in net assets	$(33,114,794)	$25,522,684

Net Assets:
Beginning of period	189,095,374	163,572,690

End of period (including accumulated net investment income/(loss) of $1,364,881 and $(1,284,541), respectively)	$155,980,580	$189,095,374

Changes in Shares Outstanding:
Investor Class
Sold	328,124	1,109,403
Distributions reinvested	—	14,291
Redeemed	(350,366)	(792,671)

Net increase/(decrease) in shares outstanding	(22,242)	331,023

June 30, 2016	52	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient International Small Cap Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Institutional Class
Sold	1,089,216	2,436,633
Distributions reinvested	—	71,269
Redeemed	(2,530,926)	(2,437,999)

Net increase/(decrease) in shares outstanding	(1,441,710)	69,903

Advisor Class
Sold	17,491	36,899
Distributions reinvested	—	1,598
Redeemed	(13,049)	(39,536)

Net increase/(decrease) in shares outstanding	4,442	(1,039)

(a) Prior to May 1, 2016, the Salient International Small Cap Fund was known as the Forward International Small Companies Fund.

(b) Prior to December 31, 2015, the Salient International Small Cap Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements	53	June 30, 2016

Statement of Changes in Net Assets

	Salient Tactical Growth Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment loss	$(1,972,196)	$(4,253,361)
Net realized loss(b)	(4,059,063)	(4,271,927)
Net change in unrealized appreciation/depreciation	(7,000,216)	(5,790,348)

Net decrease in net assets resulting from operations	(13,031,475)	(14,315,636)

Distributions to Shareholders:
From net realized gains on investments
Investor Class	—	(591,834)
Institutional Class	—	(167,047)
Class A	—	(218,319)
Class C	—	(310,306)
Advisor Class	—	(1,717,508)

Total distributions	—	(3,005,014)

Share Transactions:
Investor Class
Proceeds from sale of shares	3,292,048	14,993,028
Issued to shareholders in reinvestment of distributions	—	588,884
Cost of shares redeemed	(59,116,592)	(33,571,226)

Net decrease from share transactions	(55,824,544)	(17,989,314)

Institutional Class
Proceeds from sale of shares	1,226,614	3,785,846
Issued to shareholders in reinvestment of distributions	—	166,915
Cost of shares redeemed	(6,928,239)	(24,687,210)

Net decrease from share transactions	(5,701,625)	(20,734,449)

Class A
Proceeds from sale of shares	9,415,948	9,608,277
Issued to shareholders in reinvestment of distributions	—	213,950
Cost of shares redeemed	(5,370,249)	(29,189,009)

Net increase/(decrease) from share transactions	4,045,699	(19,366,782)

Class C
Proceeds from sale of shares	4,252,964	2,897,292
Issued to shareholders in reinvestment of distributions	—	285,850
Cost of shares redeemed	(9,094,773)	(30,861,545)

Net decrease from share transactions	(4,841,809)	(27,678,403)

Advisor Class
Proceeds from sale of shares	41,365,700	41,812,107
Issued to shareholders in reinvestment of distributions	—	1,678,471
Cost of shares redeemed	(73,598,185)	(222,790,716)

Net decrease from share transactions	(32,232,485)	(179,300,138)

Net decrease in net assets	$(107,586,239)	$(282,389,736)

Net Assets:
Beginning of period	577,341,413	859,731,149

End of period (including accumulated net investment loss of $(1,972,196) and $0, respectively)	$469,755,174	$577,341,413

June 30, 2016	54	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Tactical Growth Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	134,997	595,917
Distributions reinvested	—	23,424
Redeemed	(2,413,520)	(1,334,789)

Net decrease in shares outstanding	(2,278,523)	(715,448)

Institutional Class
Sold	49,139	146,314
Distributions reinvested	—	6,490
Redeemed	(278,816)	(957,540)

Net decrease in shares outstanding	(229,677)	(804,736)

Class A
Sold	390,537	385,052
Distributions reinvested	—	8,606
Redeemed	(222,718)	(1,174,897)

Net increase/(decrease) in shares outstanding	167,819	(781,239)

Class C
Sold	183,175	119,507
Distributions reinvested	—	11,861
Redeemed	(389,805)	(1,270,049)

Net decrease in shares outstanding	(206,630)	(1,138,681)

Advisor Class
Sold	1,663,212	1,622,918
Distributions reinvested	—	65,310
Redeemed	(2,949,145)	(8,678,203)

Net decrease in shares outstanding	(1,285,933)	(6,989,975)

(a) Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

(b) Prior to December 31, 2015, the Salient Tactical Growth Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements	55	June 30, 2016

Statement of Changes in Net Assets

	Salient Tactical Muni & Credit Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$1,790,293	$3,067,696
Net realized gain(b)	1,651,997	856,868
Net change in unrealized appreciation/depreciation	3,749,905	42,830

Net increase in net assets resulting from operations	7,192,195	3,967,394

Distributions to Shareholders:
From net investment income
Investor Class	(918,739)	(1,860,580)
Institutional Class	(329,580)	(759,154)
Class A	(40,824)	(116,871)
Class C	(149,966)	(131,373)
Advisor Class	(329,696)	(217,095)

Total distributions	(1,768,805)	(3,085,073)

Share Transactions:
Investor Class
Proceeds from sale of shares	57,031,266	100,784,880
Issued to shareholders in reinvestment of distributions	915,707	1,401,168
Cost of shares redeemed	(69,492,114)	(94,557,131)

Net increase/(decrease) from share transactions	(11,545,141)	7,628,917

Institutional Class
Proceeds from sale of shares	15,435,151	44,723,240
Issued to shareholders in reinvestment of distributions	210,667	518,013
Cost of shares redeemed	(24,271,607)	(41,063,240)

Net increase/(decrease) from share transactions	(8,625,789)	4,178,013

Class A
Proceeds from sale of shares	1,548,158	3,563,575
Issued to shareholders in reinvestment of distributions	37,683	98,924
Cost of shares redeemed	(3,291,598)	(1,969,122)

Net increase/(decrease) from share transactions	(1,705,757)	1,693,377

Class C
Proceeds from sale of shares	8,941,009	1,211,846
Issued to shareholders in reinvestment of distributions	130,777	84,910
Cost of shares redeemed	(1,546,934)	(4,988,122)

Net increase/(decrease) from share transactions	7,524,852	(3,691,366)

Advisor Class
Proceeds from sale of shares	22,014,188	5,759,423
Issued to shareholders in reinvestment of distributions	96,338	91,190
Cost of shares redeemed	(4,405,990)	(7,301,458)

Net increase/(decrease) from share transactions	17,704,536	(1,450,845)

Net increase in net assets	$8,776,091	$9,240,417

Net Assets:
Beginning of period	111,321,426	102,081,009

End of period (including accumulated net investment income of $57,190 and $35,702, respectively)	$120,097,517	$111,321,426

June 30, 2016	56	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Tactical Muni & Credit Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	7,392,295	13,360,898
Distributions reinvested	117,075	186,656
Redeemed	(8,918,327)	(12,604,222)

Net increase/(decrease) in shares outstanding	(1,408,957)	943,332

Institutional Class
Sold	2,015,762	5,973,618
Distributions reinvested	27,219	69,536
Redeemed	(3,134,727)	(5,517,071)

Net increase/(decrease) in shares outstanding	(1,091,746)	526,083

Class A
Sold	197,030	470,600
Distributions reinvested	4,821	13,219
Redeemed	(430,181)	(262,947)

Net increase/(decrease) in shares outstanding	(228,330)	220,872

Class C
Sold	1,161,597	160,409
Distributions reinvested	16,660	11,312
Redeemed	(198,964)	(663,777)

Net increase/(decrease) in shares outstanding	979,293	(492,056)

Advisor Class
Sold	2,854,925	768,997
Distributions reinvested	12,356	12,234
Redeemed	(566,829)	(978,491)

Net increase/(decrease) in shares outstanding	2,300,452	(197,260)

(a) Prior to June 1, 2016, the Salient Tactical Muni & Credit Fund was known as the Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

(b) Prior to December 31, 2015, the Salient Tactical Muni & Credit Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements	57	June 30, 2016

Statement of Changes in Net Assets

	Salient US Dividend Signal Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015(b)
Operations:
Net investment income	$17,467	$2,289,459
Net realized loss(c)	(943,320)	(2,005,549)
Net change in unrealized appreciation/depreciation	788,344	(861,221)

Net decrease in net assets resulting from operations	(137,509)	(577,311)

Distributions to Shareholders:
From net investment income
Investor Class	(1,138)	(54,429)
Institutional Class	(3,738)	(1,693,564)
Class A	(3,113)	(457,255)
From return of capital
Investor Class	—	(4,880)
Institutional Class	—	(151,856)
Class A	—	(41,000)

Total distributions	(7,989)	(2,402,984)

Share Transactions:
Investor Class
Proceeds from sale of shares	19,524	1,245,605
Issued to shareholders in reinvestment of distributions	323	16,015
Cost of shares redeemed	(22,875)	(392,136)

Net increase/(decrease) from share transactions	(3,028)	869,484

Institutional Class
Proceeds from sale of shares	275,654	13,898,091
Issued to shareholders in reinvestment of distributions	2,946	1,656,238
Cost of shares redeemed	(3,482,571)	(39,092,297)

Net decrease from share transactions	(3,203,971)	(23,537,968)

Class A
Proceeds from sale of shares	202,642	5,863,558
Issued to shareholders in reinvestment of distributions	2,307	344,867
Cost of shares redeemed	(3,068,203)	(9,059,747)

Net decrease from share transactions	(2,863,254)	(2,851,322)

Net decrease in net assets	$(6,215,751)	$(28,500,101)

Net Assets:
Beginning of period	10,149,599	38,649,700

End of period (including accumulated net investment income/(loss) of $8,555 and $(923), respectively)	$3,933,848	$10,149,599

June 30, 2016	58	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient US Dividend Signal Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015(b)
Changes in Shares Outstanding:
Investor Class
Sold	859	47,106
Distributions reinvested	14	636
Redeemed	(1,012)	(15,748)

Net increase/(decrease) in shares outstanding	(139)	31,994

Institutional Class
Sold	11,415	525,774
Distributions reinvested	121	64,124
Redeemed	(157,597)	(1,527,707)

Net decrease in shares outstanding	(146,061)	(937,809)

Class A
Sold	8,309	224,895
Distributions reinvested	94	13,393
Redeemed	(132,247)	(362,995)

Net decrease in shares outstanding	(123,844)	(124,707)

(a) Prior to May 1, 2016, the Salient US Dividend Signal Fund was known as the Forward Dynamic Income Fund.

(b) The Salient US Dividend Signal Fund began offering Investor Class shares on January 2, 2015.

(c) Prior to December 31, 2015, the Salient US Dividend Signal Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements	59	June 30, 2016

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Salient Commodity Long/Short Strategy Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)(b)		Year Ended December 31, 2015(a)(c)	Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(d)
Net Asset Value, Beginning of Period	$18.65		$21.11	$21.07	$20.21	$27.02		$25.00
Income/(Loss) from Operations:
Net investment loss(e)	(0.39)		(0.26)	(0.18)	(0.22)	(0.23)		(0.20)
Net realized and unrealized gain/(loss) on investments	(2.10)		(2.20)	0.22	2.04	(6.58)		2.61

Total from Investment Operations	(2.49)		(2.46)	0.04	1.82	(6.81)		2.41

Less Distributions:
From investment income	—		—	—	(0.95)	—		(0.39)
From return of capital	—		—	—	(0.01)	—		(0.00	)(f)

Total Distributions	—		—	—	(0.96)	—		(0.39)

Net Increase/(Decrease) in Net Asset Value	(2.49)		(2.46)	0.04	0.86	(6.81)		2.02

Net Asset Value, End of Period	$16.16		$18.65	$21.11	$21.07	$20.21		$27.02

Total Return	(13.35	)%(g)	(11.65)%	0.19%	9.04%	(25.20)%		9.66%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$981		$2,459	$18,418	$24,649	$22,093		$48,141
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(4.44	)%(h)	(1.33)%	(0.89)%	(1.03)%	(0.93)%		(0.74)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	4.87	%(h)	2.28%	1.82%	1.77%	1.70	%(i)	1.87%
Operating expenses excluding reimbursement/waiver	4.87	%(h)	2.28%	1.82%	1.77%	1.70%		1.90%
Portfolio Turnover Rate	0	%(g)	44%	41%	59%	90%		39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) Prior to May 1, 2016, the Salient Commodity Long/Short Strategy Fund was known as the Forward Commodity Long/Short Strategy Fund and the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd. was known as the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) The Fund began offering Investor Class shares on January 3, 2011.

(e) Per share amounts are based upon average shares outstanding.

(f) Amount represents less than $0.01 per share.

(g) Not Annualized.

(h) Annualized.

(i) Effective May 1, 2012, the expense limitation agreement expired.

June 30, 2016	60	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Salient Commodity Long/Short Strategy Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)(b)		Year Ended December 31, 2015(a)(c)	Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(d)
Net Asset Value, Beginning of Period	$18.91		$21.32	$21.20	$20.33	$27.06		$25.00
Income/(Loss) from Operations:
Net investment loss(e)	(0.37)		(0.19)	(0.11)	(0.14)	(0.14)		(0.12)
Net realized and unrealized gain/(loss) on investments	(2.13)		(2.22)	0.23	2.03	(6.59)		2.61

Total from Investment Operations	(2.50)		(2.41)	0.12	1.89	(6.73)		2.49

Less Distributions:
From investment income	—		—	—	(1.01)	—		(0.43)
From return of capital	—		—	—	(0.01)	—		(0.00	)(f)

Total Distributions	—		—	—	(1.02)	—		(0.43)

Net Increase/(Decrease) in Net Asset Value	(2.50)		(2.41)	0.12	0.87	(6.73)		2.06

Net Asset Value, End of Period	$16.41		$18.91	$21.32	$21.20	$20.33		$27.06

Total Return	(13.17	)%(g)	(11.35)%	0.57%	9.36%	(24.87)%		9.97%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,061		$2,049	$19,801	$29,198	$49,467		$66,255
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(4.18	)%(h)	(0.96)%	(0.54)%	(0.68)%	(0.57)%		(0.46)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	4.61	%(h)	1.91%	1.46%	1.41%	1.35	%(i)	1.52%
Operating expenses excluding reimbursement/waiver	4.61	%(h)	1.91%	1.46%	1.41%	1.35%		1.55%
Portfolio Turnover Rate	0	%(g)	44%	41%	59%	90%		39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) Prior to May 1, 2016, the Salient Commodity Long/Short Strategy Fund was known as the Forward Commodity Long/Short Strategy Fund and the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd. was known as the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) The Fund began offering Institutional Class shares on January 3, 2011.

(e) Per share amounts are based upon average shares outstanding.

(f) Amount represents less than $0.01 per share.

(g) Not Annualized.

(h) Annualized.

(i) Effective May 1, 2012, the expense limitation agreement expired.

See Notes to Financial Statements	61	June 30, 2016

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Salient Commodity Long/Short Strategy Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)(b)		Year Ended December 31, 2015(a)(c)	Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)	Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(d)
Net Asset Value, Beginning of Period	$18.27		$20.80	$20.89	$20.04	$26.95		$28.49
Income/(Loss) from Operations:
Net investment loss(e)	(0.43)		(0.42)	(0.30)	(0.34)	(0.36)		(0.25)
Net realized and unrealized gain/(loss) on investments	(2.06)		(2.11)	0.21	2.01	(6.55)		(0.97)

Total from Investment Operations	(2.49)		(2.53)	(0.09)	1.67	(6.91)		(1.22)

Less Distributions:
From investment income	—		—	—	(0.81)	—		(0.32)
From return of capital	—		—	—	(0.01)	—		(0.00	)(f)

Total Distributions	—		—	—	(0.82)	—		(0.32)

Net Increase/(Decrease) in Net Asset Value	(2.49)		(2.53)	(0.09)	0.85	(6.91)		(1.54)

Net Asset Value, End of Period	$15.78		$18.27	$20.80	$20.89	$20.04		$26.95

Total Return(g)	(13.63	)%(h)	(12.16)%	(0.43)%	8.38%	(25.61)%		(4.32	)%(h)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,027		$1,825	$3,521	$4,798	$5,540		$5,180
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(5.14	)%(i)	(2.20)%	(1.49)%	(1.62)%	(1.52)%		(1.40	)%(i)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	5.57	%(i)	3.10%	2.41%	2.36%	2.31	%(j)	2.47	%(i)
Operating expenses excluding reimbursement/waiver	5.57	%(i)	3.10%	2.41%	2.36%	2.31%		2.49	%(i)
Portfolio Turnover Rate	0	%(h)	44%	41%	59%	90%		39	%(k)

(a) Per share amounts and ratios to average net assets include income and expenses of the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) Prior to May 1, 2016, the Salient Commodity Long/Short Strategy Fund was known as the Forward Commodity Long/Short Strategy Fund and the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd. was known as the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) The Fund began offering Class C shares on May 4, 2011.

(e) Per share amounts are based upon average shares outstanding.

(f) Amount represents less than $0.01 per share.

(g) Total return does not reflect the effect of sales charges.

(h) Not Annualized.

(i) Annualized.

(j) Effective May 1, 2012, the expense limitation agreement expired.

(k) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2016	62	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Salient Commodity Long/Short Strategy Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)(b)		Year Ended December 31, 2015(a)(c)	Year Ended December 31, 2014(a)	Year Ended December 31, 2013(a)(d)	Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(e)
Net Asset Value, Beginning of Period	$18.81		$21.22	$21.12	$20.27	$26.99		$26.66
Income/(Loss) from Operations:
Net investment loss(f)	(0.36)		(0.25)	(0.12)	(0.15)	(0.13)		(0.01)
Net realized and unrealized gain/(loss) on investments	(2.13)		(2.16)	0.22	2.03	(6.59)		0.70

Total from Investment Operations	(2.49)		(2.41)	0.10	1.88	(6.72)		0.69

Less Distributions:
From investment income	—		—	—	(1.02)	—		(0.36)
From return of capital	—		—	—	(0.01)	—		(0.00	)(g)

Total Distributions	—		—	—	(1.03)	—		(0.36)

Net Increase/(Decrease) in Net Asset Value	(2.49)		(2.41)	0.10	0.85	(6.72)		0.33

Net Asset Value, End of Period	$16.32		$18.81	$21.22	$21.12	$20.27		$26.99

Total Return	(13.24	)%(h)	(11.36)%	0.47%	9.32%	(25.12)%		2.91	%(h)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,008		$6,829	$14,343	$50,007	$34,297		$1,728
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(4.07	)%(i)	(1.27)%	(0.59)%	(0.70)%	(0.56)%		(0.27	)%(i)
Operating expenses including reimbursement/waiver	4.50	%(i)	2.17%	1.51%	1.44%	1.37	%(j)	1.52	%(i)
Operating expenses excluding reimbursement/waiver	4.50	%(i)	2.17%	1.51%	1.44%	1.37%		3.19	%(i)
Portfolio Turnover Rate	0	%(h)	44%	41%	59%	90%		39	%(k)

(a) Per share amounts and ratios to average net assets include income and expenses of the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) Prior to May 1, 2016, the Salient Commodity Long/Short Strategy Fund was known as the Forward Commodity Long/Short Strategy Fund and the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd. was known as the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Prior to May 1, 2013, the Salient Commodity Long/Short Strategy Fund Advisor Class was known as the Forward Commodity Long/Short Strategy Fund Class M.

(e) The Fund began offering Advisor Class shares on December 7, 2011.

(f) Per share amounts are based upon average shares outstanding.

(g) Amount represents less than $0.01 per share.

(h) Not Annualized.

(i) Annualized.

(j) Effective May 1, 2012, the expense limitation agreement expired.

(k) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	63	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Corporate Debt Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$7.62		$8.76	$9.41		$9.98		$9.10	$11.05
Income/(Loss) from Operations:
Net investment income(d)	0.29		0.59	0.70		0.65		0.62	0.61
Net realized and unrealized gain/(loss) on investments	(0.03)		(1.15)	(0.76)		(0.62)		0.70	(0.89)

Total from Investment Operations	0.26		(0.56)	(0.06)		0.03		1.32	(0.28)

Less Distributions:
From investment income	(0.41)		(0.58)	(0.59)		(0.60)		(0.44)	(1.67)

Total Distributions	(0.41)		(0.58)	(0.59)		(0.60)		(0.44)	(1.67)

Net Increase/(Decrease) in Net Asset Value	(0.15)		(1.14)	(0.65)		(0.57)		0.88	(1.95)

Net Asset Value, End of Period	$7.47		$7.62	$8.76		$9.41		$9.98	$9.10

Total Return	3.48	%(e)	(6.63)%	(0.76)%		0.48%		14.63%	(2.73)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$66,023		$158,605	$346,733		$304,150		$168,003	$4,702
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	7.91	%(f)	7.05%	7.62%		6.78%		6.37%	5.35%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.73	%(f)	1.43%	1.36	%(g)	1.34	%(h)	1.35%	1.39%
Operating expenses excluding reimbursement/waiver	n/a		n/a	1.36%		1.35%		1.36%	1.89%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	7.72	%(f)	6.96%	7.46%		6.69%		n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.92	%(f)	1.52%	1.52	%(g)	1.42	%(h)	n/a	n/a
Operating expenses excluding reimbursement/waiver	n/a		n/a	1.52%		1.44%		n/a	n/a
Portfolio Turnover Rate	61	%(e)	42%	70%		85%		91%	357%

(a) Prior to May 1, 2016, the Salient EM Corporate Debt Fund was known as the Forward EM Corporate Debt Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2014, the expense limitation agreement expired.

(h) Effective May 1, 2013, the annual expense limitation rate changed from 1.39% to 1.34%.

June 30, 2016	64	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Corporate Debt Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$7.55		$8.69	$9.35		$9.91	$9.04	$11.02
Income/(Loss) from Operations:
Net investment income(d)	0.31		0.62	0.72		0.67	0.65	0.68
Net realized and unrealized gain/(loss) on investments	(0.03)		(1.14)	(0.75)		(0.60)	0.70	(0.92)

Total from Investment Operations	0.28		(0.52)	(0.03)		0.07	1.35	(0.24)

Less Distributions:
From investment income	(0.43)		(0.62)	(0.63)		(0.63)	(0.48)	(1.74)

Total Distributions	(0.43)		(0.62)	(0.63)		(0.63)	(0.48)	(1.74)

Net Increase/(Decrease) in Net Asset Value	(0.15)		(1.14)	(0.66)		(0.56)	0.87	(1.98)

Net Asset Value, End of Period	$7.40		$7.55	$8.69		$9.35	$9.91	$9.04

Total Return	3.79	%(e)	(6.43)%	(0.42)%		0.92%	15.06%	(2.40)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$22,428		$28,026	$41,555		$35,001	$33,773	$7,613
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	8.68	%(f)	7.44%	7.92%		6.99%	6.67%	6.10%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.46	%(f)	1.09%	1.01	%(g)	0.98%	0.99%	0.99%
Operating expenses excluding reimbursement/waiver	n/a		n/a	1.01%		0.98%	1.01%	1.49%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	8.49	%(f)	7.35%	7.76%		6.90%	n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.65	%(f)	1.18%	1.17	%(g)	1.06%	n/a	n/a
Operating expenses excluding reimbursement/waiver	n/a		n/a	1.17%		1.06%	n/a	n/a
Portfolio Turnover Rate	61	%(e)	42%	70%		85%	91%	357%

(a) Prior to May 1, 2016, the Salient EM Corporate Debt Fund was known as the Forward EM Corporate Debt Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2014, the expense limitation agreement expired.

See Notes to Financial Statements	65	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Corporate Debt Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$7.66		$8.79	$9.45		$10.01	$9.13	$11.08
Income/(Loss) from Operations:
Net investment income(d)	0.28		0.54	0.64		0.58	0.54	0.52
Net realized and unrealized gain/(loss) on investments	(0.05)		(1.15)	(0.76)		(0.60)	0.73	(0.87)

Total from Investment Operations	0.23		(0.61)	(0.12)		(0.02)	1.27	(0.35)

Less Distributions:
From investment income	(0.39)		(0.52)	(0.54)		(0.54)	(0.39)	(1.60)

Total Distributions	(0.39)		(0.52)	(0.54)		(0.54)	(0.39)	(1.60)

Net Increase/(Decrease) in Net Asset Value	(0.16)		(1.13)	(0.66)		(0.56)	0.88	(1.95)

Net Asset Value, End of Period	$7.50		$7.66	$8.79		$9.45	$10.01	$9.13

Total Return(e)	3.13	%(f)	(7.15)%	(1.44)%		(0.03)%	13.99%	(3.31)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,111		$1,191	$2,162		$1,915	$1,695	$1,142
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	7.73	%(g)	6.43%	7.00%		6.04%	5.56%	4.54%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.41	%(g)	2.03%	1.96	%(h)	1.93%	1.94%	1.94%
Operating expenses excluding reimbursement/waiver	n/a		n/a	1.96%		1.93%	2.03%	2.48%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	7.54	%(g)	6.35%	6.84%		5.95%	n/a	n/a
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.60	%(g)	2.12%	2.12	%(h)	2.02%	n/a	n/a
Operating expenses excluding reimbursement/waiver	n/a		n/a	2.12%		2.02%	n/a	n/a
Portfolio Turnover Rate	61	%(f)	42%	70%		85%	91%	357%

(a) Prior to May 1, 2016, the Salient EM Corporate Debt Fund was known as the Forward EM Corporate Debt Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2014, the expense limitation agreement expired.

June 30, 2016	66	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Corporate Debt Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Period Ended December 31, 2014(c)
Net Asset Value, Beginning of Period	$7.55		$8.68	$9.28
Income/(Loss) from Operations:
Net investment income(d)	0.32		0.61	0.67
Net realized and unrealized loss on investments	(0.05)		(1.13)	(0.80)

Total from Investment Operations	0.27		(0.52)	(0.13)

Less Distributions:
From investment income	(0.43)		(0.61)	(0.47)

Total Distributions	(0.43)		(0.61)	(0.47)

Net Decrease in Net Asset Value	(0.16)		(1.13)	(0.60)

Net Asset Value, End of Period	$7.39		$7.55	$8.68

Total Return	3.63	%(e)	(6.38)%	(1.43	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,345		$1,295	$2,943
Ratios to Average Net Assets (excluding interest expense):
Net investment income	8.75	%(f)	7.32%	7.34	%(f)
Operating expenses	1.52	%(f)	1.13%	1.05	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income	8.56	%(f)	7.23%	7.18	%(f)
Operating expenses	1.71	%(f)	1.22%	1.21	%(f)
Portfolio Turnover Rate	61	%(e)	42%	70	%(g)

(a) Prior to May 1, 2016, the Salient EM Corporate Debt Fund was known as the Forward EM Corporate Debt Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Advisor class shares on May 1, 2014.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2014.

See Notes to Financial Statements	67	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Dividend Signal Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$8.37		$10.24	$10.59	$10.58		$9.55		$20.97
Income/(Loss) from Operations:
Net investment income(c)	0.07		0.10	0.13	0.16		0.07		0.11
Net realized and unrealized gain/(loss) on investments	0.11		(1.95)	(0.29)	0.00	(d)	1.64		(4.61)

Total from Investment Operations	0.18		(1.85)	(0.16)	0.16		1.71		(4.50)

Less Distributions:
From investment income	—		(0.02)	(0.19)	(0.15)		(0.01)		(0.57)
From capital gains	—		—	—	—		(0.67)		(6.35)

Total Distributions	—		(0.02)	(0.19)	(0.15)		(0.68)		(6.92)

Net Increase/(Decrease) in Net Asset Value	0.18		(1.87)	(0.35)	0.01		1.03		(11.42)

Net Asset Value, End of Period	$8.55		$8.37	$10.24	$10.59		$10.58		$9.55

Total Return	2.15	%(e)	(18.11)%	(1.52)%	1.54%		18.14%		(22.33)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$13,471		$14,208	$3,819	$4,898		$5,934		$23,498
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.82	%(f)	1.07%	1.20%	1.45%		0.65%		0.55%
Operating expenses including reimbursement/waiver	1.74	%(f)	1.74%	1.74%	1.76	%(g)	1.80	%(h)	1.79%
Operating expenses excluding reimbursement/waiver	2.61	%(f)	2.56%	2.46%	2.55%		2.78%		2.15%
Portfolio Turnover Rate	95	%(e)	85%	72%	88%		150%		102%

(a) Prior to May 1, 2016, the Salient EM Dividend Signal Fund was known as the Forward Emerging Markets Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.79% to 1.74%.

(h) Effective May 1, 2012, the annual expense limitation rate changed from 1.79% to 1.89%. Effective September 1, 2012, the annual expense limitation rate changed from 1.89% to 1.79%.

June 30, 2016	68	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Dividend Signal Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$8.46		$10.38	$10.72	$10.67	$9.76		$21.31
Income/(Loss) from Operations:
Net investment income(c)	0.07		0.20	0.15	0.18	0.13		0.15
Net realized and unrealized gain/(loss) on investments	0.14		(2.07)	(0.27)	0.03	1.67		(4.70)

Total from Investment Operations	0.21		(1.87)	(0.12)	0.21	1.80		(4.55)

Less Distributions:
From investment income	—		(0.05)	(0.22)	(0.16)	(0.22)		(0.65)
From capital gains	—		—	—	—	(0.67)		(6.35)

Total Distributions	—		(0.05)	(0.22)	(0.16)	(0.89)		(7.00)

Net Increase/(Decrease) in Net Asset Value	0.21		(1.92)	(0.34)	0.05	0.91		(11.55)

Net Asset Value, End of Period	$8.67		$8.46	$10.38	$10.72	$10.67		$9.76

Total Return	2.36	%(d)	(17.97)%	(1.12)%	1.97%	18.65%		(22.21)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,127		$9,881	$5,862	$7,033	$4,517		$31,484
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.75	%(e)	1.99%	1.35%	1.64%	1.25%		0.76%
Operating expenses including reimbursement/waiver	1.39	%(e)	1.39%	1.39%	1.39%	1.41	%(f)	1.39%
Operating expenses excluding reimbursement/waiver	2.24	%(e)	2.29%	2.14%	2.04%	2.22%		1.76%
Portfolio Turnover Rate	95	%(d)	85%	72%	88%	150%		102%

(a) Prior to May 1, 2016, the Salient EM Dividend Signal Fund was known as the Forward Emerging Markets Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the annual expense limitation rate changed from 1.39% to 1.49%. Effective September 1, 2012, the annual expense limitation rate changed from 1.49% to 1.39%.

See Notes to Financial Statements	69	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Dividend Signal Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013(c)		Year Ended December 31, 2012		Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$8.60		$10.68	$11.03	$10.98		$9.86		$21.34
Income/(Loss) from Operations:
Net investment income(d)	0.10		0.19	0.16	0.18		0.15		0.17
Net realized and unrealized gain/(loss) on investments	0.11		(2.12)	(0.30)	0.03		1.67		(4.67)

Total from Investment Operations	0.21		(1.93)	(0.14)	0.21		1.82		(4.50)

Less Distributions:
From investment income	—		(0.15)	(0.21)	(0.16)		(0.03)		(0.63)
From capital gains	—		—	—	—		(0.67)		(6.35)

Total Distributions	—		(0.15)	(0.21)	(0.16)		(0.70)		(6.98)

Net Increase/(Decrease) in Net Asset Value	0.21		(2.08)	(0.35)	0.05		1.12		(11.48)

Net Asset Value, End of Period	$8.81		$8.60	$10.68	$11.03		$10.98		$9.86

Total Return	2.44	%(e)	(18.06)%	(1.22)%	1.90%		18.71%		(21.96)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$372		$418	$1,552	$1,253		$697		$180
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.30	%(f)	1.79%	1.40%	1.60%		1.42%		0.86%
Operating expenses including reimbursement/waiver	1.44	%(f)	1.44%	1.44%	1.43	%(g)	1.39	%(h)	1.39%
Operating expenses excluding reimbursement/waiver	2.37	%(f)	2.35%	2.18%	2.08%		2.72%		1.74%
Portfolio Turnover Rate	95	%(e)	85%	72%	88%		150%		102%

(a) Prior to May 1, 2016, the Salient EM Dividend Signal Fund was known as the Forward Emerging Markets Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Salient EM Dividend Signal Fund Advisor Class was known as the Forward Emerging Markets Fund Class M.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.39% to 1.44%.

(h) Effective May 1, 2012, the annual expense limitation rate changed from 1.39% to 1.49%. Effective September 1, 2012, the annual expense limitation rate changed from 1.49% to 1.39%.

June 30, 2016	70	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$7.94		$8.78	$9.76	$9.12	$7.86		$9.49
Income/(Loss) from Operations:
Net investment income(c)	0.34		0.43	0.50	0.49	0.60		0.47
Net realized and unrealized gain/(loss) on investments	(0.51)		(0.93)	(0.96)	0.59	1.07		(1.61)

Total from Investment Operations	(0.17)		(0.50)	(0.46)	1.08	1.67		(1.14)

Less Distributions:
From investment income	(0.26)		(0.34)	(0.52)	(0.44)	(0.41)		(0.49)

Total Distributions	(0.26)		(0.34)	(0.52)	(0.44)	(0.41)		(0.49)

Net Increase/(Decrease) in Net Asset Value	(0.43)		(0.84)	(0.98)	0.64	1.26		(1.63)

Net Asset Value, End of Period	$7.51		$7.94	$8.78	$9.76	$9.12		$7.86

Total Return	(1.98	)%(d)	(6.03)%	(4.96)%	12.14%	21.54%		(12.45)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$60,053		$61,163	$140,810	$110,117	$48,875		$3,170
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	9.07	%(e)	5.03%	5.35%	5.22%	7.01%		5.26%
Operating expenses including reimbursement/waiver	1.34	%(e)	1.34%	1.34%	1.34%	1.36	%(f)	1.49%
Operating expenses excluding reimbursement/waiver	1.61	%(e)	1.49%	1.45%	1.46%	1.69%		2.81%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	8.94	%(e)	4.90%	5.26%	5.11%	n/a		n/a
Operating expenses including reimbursement/waiver	1.47	%(e)	1.47%	1.43%	1.45%	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.74	%(e)	1.62%	1.54%	1.57%	n/a		n/a
Portfolio Turnover Rate	54	%(d)	134%	95%	115%	92%		93%

(a) Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the annual expense limitation rate changed from 1.49% to 1.34%.

See Notes to Financial Statements	71	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$6.52		$7.27	$8.17	$7.70	$6.70		$8.12
Income/(Loss) from Operations:
Net investment income(c)	0.28		0.38	0.45	0.42	0.57		0.44
Net realized and unrealized gain/(loss) on investments	(0.41)		(0.76)	(0.80)	0.52	0.86		(1.37)

Total from Investment Operations	(0.13)		(0.38)	(0.35)	0.94	1.43		(0.93)

Less Distributions:
From investment income	(0.28)		(0.37)	(0.55)	(0.47)	(0.43)		(0.49)

Total Distributions	(0.28)		(0.37)	(0.55)	(0.47)	(0.43)		(0.49)

Net Increase/(Decrease) in Net Asset Value	(0.41)		(0.75)	(0.90)	0.47	1.00		(1.42)

Net Asset Value, End of Period	$6.11		$6.52	$7.27	$8.17	$7.70		$6.70

Total Return	(1.92	)%(d)	(5.65)%	(4.56)%	12.46%	21.90%		(12.01)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$84,990		$109,390	$84,982	$92,617	$82,719		$5,705
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	9.37	%(e)	5.41%	5.73%	5.41%	7.78%		5.88%
Operating expenses including reimbursement/waiver	0.99	%(e)	0.99%	0.99%	0.99%	1.01	%(f)	1.14%
Operating expenses excluding reimbursement/waiver	1.26	%(e)	1.14%	1.10%	1.11%	1.33%		2.45%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	9.24	%(e)	5.28%	5.64%	5.30%	n/a		n/a
Operating expenses including reimbursement/waiver	1.12	%(e)	1.12%	1.08%	1.10%	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.39	%(e)	1.27%	1.19%	1.22%	n/a		n/a
Portfolio Turnover Rate	54	%(d)	134%	95%	115%	92%		93%

(a) Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the annual expense limitation rate changed from 1.14% to 0.99%.

June 30, 2016	72	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Period Ended December 31, 2013 (c)
Net Asset Value, Beginning of Period	$7.94		$8.78	$9.76	$9.95
Income/(Loss) from Operations:
Net investment income(d)	0.32		0.43	0.48	0.32
Net realized and unrealized loss on investments	(0.49)		(0.94)	(0.95)	(0.19)

Total from Investment Operations	(0.17)		(0.51)	(0.47)	0.13

Less Distributions:
From investment income	(0.26)		(0.33)	(0.51)	(0.32)

Total Distributions	(0.26)		(0.33)	(0.51)	(0.32)

Net Decrease in Net Asset Value	(0.43)		(0.84)	(0.98)	(0.19)

Net Asset Value, End of Period	$7.51		$7.94	$8.78	$9.76

Total Return(e)	(2.05	)%(f)	(6.16)%	(5.09)%	1.45	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,339		$4,204	$4,046	$2,699
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	8.69	%(g)	5.08%	5.16%	5.16	%(g)
Operating expenses including reimbursement/waiver	1.49	%(g)	1.49%	1.49%	1.49	%(g)
Operating expenses excluding reimbursement/waiver	1.77	%(g)	1.64%	1.60%	1.61	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	8.56	%(g)	4.95%	5.07%	5.05	%(g)
Operating expenses including reimbursement/waiver	1.62	%(g)	1.62%	1.58%	1.60	%(g)
Operating expenses excluding reimbursement/waiver	1.90	%(g)	1.77%	1.69%	1.72	%(g)
Portfolio Turnover Rate	54	%(f)	134%	95%	115	%(h)

(a) Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Class A shares on May 1, 2013.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2013.

See Notes to Financial Statements	73	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(c)
Net Asset Value, Beginning of Period	$7.92		$8.76	$9.74	$9.11	$8.31
Income/(Loss) from Operations:
Net investment income(d)	0.19		0.38	0.44	0.45	0.21
Net realized and unrealized gain/(loss) on investments	(0.38)		(0.93)	(0.95)	0.57	0.83

Total from Investment Operations	(0.19)		(0.55)	(0.51)	1.02	1.04

Less Distributions:
From investment income	(0.24)		(0.29)	(0.47)	(0.39)	(0.24)

Total Distributions	(0.24)		(0.29)	(0.47)	(0.39)	(0.24)

Net Increase/(Decrease) in Net Asset Value	(0.43)		(0.84)	(0.98)	0.63	0.80

Net Asset Value, End of Period	$7.49		$7.92	$8.76	$9.74	$9.11

Total Return(e)	(2.39	)%(f)	(6.45)%	(5.52)%	11.45%	12.56	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,792		$11,215	$10,293	$7,629	$879
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.32	%(g)	4.48%	4.74%	4.84%	5.90	%(g)
Operating expenses including reimbursement/waiver	1.94	%(g)	1.94%	1.94%	1.94%	1.94	%(g)
Operating expenses excluding reimbursement/waiver	2.22	%(g)	2.09%	2.05%	2.07%	2.30	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.19	%(g)	4.35%	4.65%	4.73%	n/a
Operating expenses including reimbursement/waiver	2.07	%(g)	2.07%	2.03%	2.05%	n/a
Operating expenses excluding reimbursement/waiver	2.35	%(g)	2.22%	2.14%	2.17%	n/a
Portfolio Turnover Rate	54	%(f)	134%	95%	115%	92	%(h)

(a) Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Class C shares on July 31, 2012.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2012.

June 30, 2016	74	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013(c)		Year Ended December 31, 2012		Period Ended December 31, 2011(d)
Net Asset Value, Beginning of Period	$6.52		$7.27	$8.17	$7.70		$6.70		$8.56
Income/(Loss) from Operations:
Net investment income(e)	0.30		0.41	0.42	0.44		0.61		0.25
Net realized and unrealized gain/(loss) on investments	(0.44)		(0.80)	(0.77)	0.50		0.82		(1.64)

Total from Investment Operations	(0.14)		(0.39)	(0.35)	0.94		1.43		(1.39)

Less Distributions:
From investment income	(0.27)		(0.36)	(0.55)	(0.47)		(0.43)		(0.47)

Total Distributions	(0.27)		(0.36)	(0.55)	(0.47)		(0.43)		(0.47)

Net Increase/(Decrease) in Net Asset Value	(0.41)		(0.75)	(0.90)	0.47		1.00		(1.86)

Net Asset Value, End of Period	$6.11		$6.52	$7.27	$8.17		$7.70		$6.70

Total Return	(1.95	)%(f)	(5.70)%	(4.60)%	12.42%		21.90%		(16.68	)%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$30,469		$32,426	$72,641	$64,973		$19,269		$22
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	10.04	%(g)	5.71%	5.38%	5.61%		8.25%		5.48	%(g)
Operating expenses including reimbursement/waiver	1.04	%(g)	1.04%	1.04%	1.03	%(h)	0.99	%(i)	1.14	%(g)
Operating expenses excluding reimbursement/waiver	1.32	%(g)	1.18%	1.15%	1.15%		1.32%		2.50	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	9.91	%(g)	5.58%	5.29%	5.50%		n/a		n/a
Operating expenses including reimbursement/waiver	1.17	%(g)	1.17%	1.13%	1.14	%(h)	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.45	%(g)	1.31%	1.24%	1.26%		n/a		n/a
Portfolio Turnover Rate	54	%(f)	134%	95%	115%		92%		93	%(j)

(a) Prior to May 1, 2016, the Salient International Dividend Signal Fund was known as the Forward International Dividend Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Salient International Dividend Signal Fund Advisor Class was known as the Forward International Dividend Fund Class M.

(d) The Fund began offering Advisor Class shares on May 2, 2011.

(e) Per share amounts are based upon average shares outstanding.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2013, the annual expense limitation rate changed from 0.99% to 1.04%.

(i) Effective May 1, 2012, the annual expense limitation rate changed from 1.14% to 0.99%.

(j) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	75	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Small Cap Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$17.65		$15.86	$17.39		$13.85	$11.57		$14.54
Income/(Loss) from Operations:
Net investment income(c)	0.24		0.10	0.10		0.07	0.08		0.09
Net realized and unrealized gain/(loss) on investments	(1.06)		1.82	(1.58)		3.80	2.43		(2.93)

Total from Investment Operations	(0.82)		1.92	(1.48)		3.87	2.51		(2.84)

Less Distributions:
From investment income	—		(0.13)	(0.05)		(0.33)	(0.23)		(0.13)

Total Distributions	—		(0.13)	(0.05)		(0.33)	(0.23)		(0.13)

Net Increase/(Decrease) in Net Asset Value	(0.82)		1.79	(1.53)		3.54	2.28		(2.97)

Net Asset Value, End of Period	$16.83		$17.65	$15.86		$17.39	$13.85		$11.57

Total Return	(4.65	)%(d)	12.10%	(8.51)%		27.95%	21.70%		(19.49)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$33,585		$35,617	$26,760		$38,523	$37,843		$51,814
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver	2.80	%(e)	0.57%	0.57%		0.42%	0.66%		0.65%
Operating expenses including reimbursement/waiver	1.64	%(e)	1.64%	1.65	%(f)	1.69%	1.70	%(g)	1.62%
Operating expenses excluding reimbursement/waiver	1.74	%(e)	1.68%	1.67%		n/a	n/a		n/a
Portfolio Turnover Rate	38	%(d)	70%	65%		86%	109%		79%

(a) Prior to May 1, 2016, the Salient International Small Cap Fund was known as the Forward International Small Companies Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.64%.

(g) Affiliated management fee waiver represents less than 0.005%.

June 30, 2016	76	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Small Cap Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$17.62		$15.83	$17.38		$13.84	$11.57		$14.55
Income/(Loss) from Operations:
Net investment income(c)	0.27		0.15	0.15		0.12	0.15		0.13
Net realized and unrealized gain/(loss) on investments	(1.06)		1.82	(1.58)		3.81	2.40		(2.92)

Total from Investment Operations	(0.79)		1.97	(1.43)		3.93	2.55		(2.79)

Less Distributions:
From investment income	—		(0.18)	(0.12)		(0.39)	(0.28)		(0.19)

Total Distributions	—		(0.18)	(0.12)		(0.39)	(0.28)		(0.19)

Net Increase/(Decrease) in Net Asset Value	(0.79)		1.79	(1.55)		3.54	2.27		(2.98)

Net Asset Value, End of Period	$16.83		$17.62	$15.83		$17.38	$13.84		$11.57

Total Return	(4.48	)%(d)	12.41%	(8.17)%		28.42%	22.03%		(19.18)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$119,658		$150,690	$134,290		$166,601	$107,578		$280,888
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver	3.17	%(e)	0.87%	0.89%		0.78%	1.14%		0.94%
Operating expenses including reimbursement/waiver	1.29	%(e)	1.29%	1.30	%(f)	1.34%	1.34	%(g)	1.27%
Operating expenses excluding reimbursement/waiver	1.39	%(e)	1.33%	1.32%		n/a	n/a		n/a
Portfolio Turnover Rate	38	%(d)	70%	65%		86%	109%		79%

(a) Prior to May 1, 2016, the Salient International Small Cap Fund was known as the Forward International Small Companies Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.29%.

(g) Affiliated management fee waiver represents less than 0.005%.

See Notes to Financial Statements	77	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Small Cap Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013(c)	Year Ended December 31, 2012		Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$17.64		$15.85	$17.39		$13.84	$11.57		$14.55
Income/(Loss) from Operations:
Net investment income(d)	0.26		0.15	0.11		0.15	0.17		0.15
Net realized and unrealized gain/(loss) on investments	(1.06)		1.82	(1.53)		3.77	2.38		(2.94)

Total from Investment Operations	(0.80)		1.97	(1.42)		3.92	2.55		(2.79)

Less Distributions:
From investment income	—		(0.18)	(0.12)		(0.37)	(0.28)		(0.19)

Total Distributions	—		(0.18)	(0.12)		(0.37)	(0.28)		(0.19)

Net Increase/(Decrease) in Net Asset Value	(0.80)		1.79	(1.54)		3.55	2.27		(2.98)

Net Asset Value, End of Period	$16.84		$17.64	$15.85		$17.39	$13.84		$11.57

Total Return	(4.54	)%(e)	12.41%	(8.19)%		28.36%	22.08%		(19.18)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,738		$2,789	$2,522		$3,299	$9,698		$59
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver	3.06	%(f)	0.86%	0.64%		0.97%	1.32%		1.09%
Operating expenses including reimbursement/waiver	1.34	%(f)	1.34%	1.34	%(g)	1.37%	1.37	%(h)	1.27%
Operating expenses excluding reimbursement/waiver	1.44	%(f)	1.38%	1.38%		n/a	n/a		n/a
Portfolio Turnover Rate	38	%(e)	70%	65%		86%	109%		79%

(a) Prior to May 1, 2016, the Salient International Small Cap Fund was known as the Forward International Small Companies Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Salient International Small Cap Fund Advisor Class was known as the Forward International Small Companies Fund Class M.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.34%.

(h) Affiliated management fee waiver represents less than 0.005%.

June 30, 2016	78	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$24.94		$25.55	$26.17	$25.06	$24.73	$26.26
Income/(Loss) from Operations:
Net investment loss(c)	(0.12)		(0.18)	(0.30)	(0.40)	(0.39)	(0.38)
Net realized and unrealized gain/(loss) on investments	(0.48)		(0.30)	0.81	4.20	1.57	(1.02)

Total from Investment Operations	(0.60)		(0.48)	0.51	3.80	1.18	(1.40)

Less Distributions:
From capital gains	—		(0.13)	(1.13)	(2.69)	(0.85)	(0.13)

Total Distributions	—		(0.13)	(1.13)	(2.69)	(0.85)	(0.13)

Net Increase/(Decrease) in Net Asset Value	(0.60)		(0.61)	(0.62)	1.11	0.33	(1.53)

Net Asset Value, End of Period	$24.34		$24.94	$25.55	$26.17	$25.06	$24.73

Total Return	(2.41	)%(d)	(1.89)%	1.98%	15.31%	4.81%	(5.36)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$59,496		$117,790	$138,946	$164,319	$187,066	$251,617
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.95	)%(e)	(0.72)%	(1.17)%	(1.48)%	(1.49)%	(1.44)%
Operating expenses including reimbursement/waiver	1.83	%(e)	1.76%	1.74%	1.74%	1.72%	1.80	%(f)
Operating expenses excluding reimbursement/waiver	1.83	%(e)	1.76%	1.74%	1.74%	1.72%	1.80%
Portfolio Turnover Rate	585	%(d)	349%	607%	1,797%	574%	387%

(a) Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	79	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$25.51		$26.04	$26.56	$25.34	$24.91	$26.37
Income/(Loss) from Operations:
Net investment loss(c)	(0.06)		(0.10)	(0.22)	(0.31)	(0.30)	(0.30)
Net realized and unrealized gain/(loss) on investments	(0.51)		(0.30)	0.83	4.26	1.58	(1.03)

Total from Investment Operations	(0.57)		(0.40)	0.61	3.95	1.28	(1.33)

Less Distributions:
From capital gains	—		(0.13)	(1.13)	(2.73)	(0.85)	(0.13)

Total Distributions	—		(0.13)	(1.13)	(2.73)	(0.85)	(0.13)

Net Increase/(Decrease) in Net Asset Value	(0.57)		(0.53)	(0.52)	1.22	0.43	(1.46)

Net Asset Value, End of Period	$24.94		$25.51	$26.04	$26.56	$25.34	$24.91

Total Return	(2.23	)%(d)	(1.54)%	2.33%	15.74%	5.14%	(5.04)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$25,876		$32,330	$53,957	$62,760	$61,602	$70,110
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.49	)%(e)	(0.40)%	(0.82)%	(1.13)%	(1.14)%	(1.14)%
Operating expenses including reimbursement/waiver	1.48	%(e)	1.41%	1.39%	1.39%	1.38%	1.45	%(f)
Operating expenses excluding reimbursement/waiver	1.48	%(e)	1.41%	1.39%	1.39%	1.38%	1.45%
Portfolio Turnover Rate	585	%(d)	349%	607%	1,797%	574%	387%

(a) Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2011, the expense limitation agreement expired.

June 30, 2016	80	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$24.66		$25.30	$25.96	$24.92	$24.62	$26.19
Income/(Loss) from Operations:
Net investment loss(c)	(0.11)		(0.22)	(0.35)	(0.43)	(0.43)	(0.41)
Net realized and unrealized gain/(loss) on investments	(0.50)		(0.29)	0.82	4.16	1.58	(1.03)

Total from Investment Operations	(0.61)		(0.51)	0.47	3.73	1.15	(1.44)

Less Distributions:
From capital gains	—		(0.13)	(1.13)	(2.69)	(0.85)	(0.13)

Total Distributions	—		(0.13)	(1.13)	(2.69)	(0.85)	(0.13)

Net Increase/(Decrease) in Net Asset Value	(0.61)		(0.64)	(0.66)	1.04	0.30	(1.57)

Net Asset Value, End of Period	$24.05		$24.66	$25.30	$25.96	$24.92	$24.62

Total Return(d)	(2.47	)%(e)	(2.02)%	1.84%	15.11%	4.67%	(5.49)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$42,055		$38,989	$59,769	$109,402	$112,734	$161,901
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.96	)%(f)	(0.89)%	(1.38)%	(1.63)%	(1.65)%	(1.58)%
Operating expenses including reimbursement/waiver	1.99	%(f)	1.91%	1.88%	1.89%	1.88%	1.94	%(g)
Operating expenses excluding reimbursement/waiver	1.99	%(f)	1.91%	1.88%	1.89%	1.88%	1.94%
Portfolio Turnover Rate	585	%(e)	349%	607%	1,797%	574%	387%

(a) Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	81	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$23.90		$24.63	$25.42	$24.55	$24.39	$26.06
Income/(Loss) from Operations:
Net investment loss(c)	(0.17)		(0.33)	(0.44)	(0.54)	(0.53)	(0.53)
Net realized and unrealized gain/(loss) on investments	(0.48)		(0.27)	0.78	4.10	1.54	(1.01)

Total from Investment Operations	(0.65)		(0.60)	0.34	3.56	1.01	(1.54)

Less Distributions:
From capital gains	—		(0.13)	(1.13)	(2.69)	(0.85)	(0.13)

Total Distributions	—		(0.13)	(1.13)	(2.69)	(0.85)	(0.13)

Net Increase/(Decrease) in Net Asset Value	(0.65)		(0.73)	(0.79)	0.87	0.16	(1.67)

Net Asset Value, End of Period	$23.25		$23.90	$24.63	$25.42	$24.55	$24.39

Total Return(d)	(2.72	)%(e)	(2.44)%	1.36%	14.65%	4.14%	(5.90)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$49,697		$56,018	$85,792	$96,193	$115,442	$139,604
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.43	)%(f)	(1.34)%	(1.76)%	(2.09)%	(2.09)%	(2.04)%
Operating expenses including reimbursement/waiver	2.43	%(f)	2.36%	2.34%	2.34%	2.32%	2.39	%(g)
Operating expenses excluding reimbursement/waiver	2.43	%(f)	2.36%	2.34%	2.34%	2.32%	2.39%
Portfolio Turnover Rate	585	%(e)	349%	607%	1,797%	574%	387%

(a) Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2011, the expense limitation agreement expired.

June 30, 2016	82	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013(c)	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$25.50		$26.04	$26.57	$25.35	$24.92	$26.37
Income/(Loss) from Operations:
Net investment loss(d)	(0.07)		(0.11)	(0.22)	(0.31)	(0.29)	(0.28)
Net realized and unrealized gain/(loss) on investments	(0.51)		(0.30)	0.82	4.25	1.57	(1.04)

Total from Investment Operations	(0.58)		(0.41)	0.60	3.94	1.28	(1.32)

Less Distributions:
From capital gains	—		(0.13)	(1.13)	(2.72)	(0.85)	(0.13)

Total Distributions	—		(0.13)	(1.13)	(2.72)	(0.85)	(0.13)

Net Increase/(Decrease) in Net Asset Value	(0.58)		(0.54)	(0.53)	1.22	0.43	(1.45)

Net Asset Value, End of Period	$24.92		$25.50	$26.04	$26.57	$25.35	$24.92

Total Return	(2.27	)%(e)	(1.58)%	2.30%	15.70%	5.13%	(5.00)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$292,631		$332,214	$521,267	$509,404	$447,928	$288,948
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.54	)%(f)	(0.44)%	(0.85)%	(1.16)%	(1.11)%	(1.08)%
Operating expenses including reimbursement/waiver	1.53	%(f)	1.46%	1.44%	1.43%	1.37%	1.44	%(g)
Operating expenses excluding reimbursement/waiver	1.53	%(f)	1.46%	1.44%	1.43%	1.37%	1.44%
Portfolio Turnover Rate	585	%(e)	349%	607%	1,797%	574%	387%

(a) Prior to May 1, 2016, the Salient Tactical Growth Fund was known as the Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Salient Tactical Growth Fund Advisor Class was known as the Forward Tactical Growth Fund Class M.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	83	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$7.62		$7.50	$7.07	$8.93		$8.09	$7.96
Income/(Loss) from Operations:
Net investment income(d)	0.10		0.20	0.18	0.30		0.24	0.32
Net realized and unrealized gain/(loss) on investments	0.31		0.12	0.45	(1.56)		0.88	0.14

Total from Investment Operations	0.41		0.32	0.63	(1.26)		1.12	0.46

Less Distributions:
From investment income	(0.10)		(0.20)	(0.20)	(0.41)		(0.22)	(0.31)
From capital gains	—		—	—	(0.19)		(0.06)	(0.02)

Total Distributions	(0.10)		(0.20)	(0.20)	(0.60)		(0.28)	(0.33)

Net Increase/(Decrease) in Net Asset Value	0.31		0.12	0.43	(1.86)		0.84	0.13

Net Asset Value, End of Period	$7.93		$7.62	$7.50	$7.07		$8.93	$8.09

Total Return	5.43	%(e)	4.39%	8.97%	(14.42)%		13.96%	5.83%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$58,579		$67,046	$58,907	$55,719		$338,662	$156,238
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.57	%(f)	2.63%	2.50%	4.05%		3.24%	6.13%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.77	%(f)	1.76%	1.79%	1.97	%(g)	1.99%	1.99%
Operating expenses excluding reimbursement/waiver	1.77	%(f)	1.76%	1.80%	2.08%		2.08%	2.14%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.57	%(f)	2.63%	2.50%	3.45%		2.78%	3.95%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.77	%(f)	1.76%	1.79%	2.57	%(g)	2.46%	4.17%
Operating expenses excluding reimbursement/waiver	1.77	%(f)	1.76%	1.80%	2.68%		2.55%	4.32%
Portfolio Turnover Rate	88	%(e)	160%	168%	125%		63%	133%

(a) Prior to June 1, 2016, the Salient Tactical Muni & Credit Fund was known as the Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective October 1, 2013, the annual expense limitation rate changed from 1.99% to 1.79%.

June 30, 2016	84	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$7.56		$7.44	$7.01	$8.88		$8.04	$7.91
Income/(Loss) from Operations:
Net investment income(d)	0.11		0.22	0.22	0.32		0.27	0.34
Net realized and unrealized gain/(loss) on investments	0.31		0.13	0.44	(1.56)		0.88	0.15

Total from Investment Operations	0.42		0.35	0.66	(1.24)		1.15	0.49

Less Distributions:
From investment income	(0.12)		(0.23)	(0.23)	(0.44)		(0.25)	(0.34)
From capital gains	—		—	—	(0.19)		(0.06)	(0.02)

Total Distributions	(0.12)		(0.23)	(0.23)	(0.63)		(0.31)	(0.36)

Net Increase/(Decrease) in Net Asset Value	0.30		0.12	0.43	(1.87)		0.84	0.13

Net Asset Value, End of Period	$7.86		$7.56	$7.44	$7.01		$8.88	$8.04

Total Return	5.52	%(e)	4.80%	9.47%	(14.20)%		14.43%	6.23%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,018		$23,653	$19,366	$43,298		$214,229	$38,790
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.88	%(f)	2.97%	2.97%	4.41%		3.51%	6.39%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.42	%(f)	1.41%	1.44%	1.61	%(g)	1.64%	1.64%
Operating expenses excluding reimbursement/waiver	1.42	%(f)	1.41%	1.50%	1.74%		1.74%	1.79%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.88	%(f)	2.97%	2.97%	3.81%		3.05%	4.21%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.42	%(f)	1.41%	1.44%	2.21	%(g)	2.11%	3.82%
Operating expenses excluding reimbursement/waiver	1.42	%(f)	1.41%	1.50%	2.34%		2.21%	3.97%
Portfolio Turnover Rate	88	%(e)	160%	168%	125%		63%	133%

(a) Prior to June 1, 2016, the Salient Tactical Muni & Credit Fund was known as the Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective October 1, 2013, the annual expense limitation rate changed from 1.64% to 1.44%.

See Notes to Financial Statements	85	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$7.59		$7.47	$7.04	$8.90		$8.08	$7.95
Income/(Loss) from Operations:
Net investment income(d)	0.09		0.19	0.17	0.28		0.22	0.31
Net realized and unrealized gain/(loss) on investments	0.31		0.13	0.45	(1.56)		0.88	0.14

Total from Investment Operations	0.40		0.32	0.62	(1.28)		1.10	0.45

Less Distributions:
From investment income	(0.10)		(0.20)	(0.19)	(0.39)		(0.22)	(0.30)
From capital gains	—		—	—	(0.19)		(0.06)	(0.02)

Total Distributions	(0.10)		(0.20)	(0.19)	(0.58)		(0.28)	(0.32)

Net Increase/(Decrease) in Net Asset Value	0.30		0.12	0.43	(1.86)		0.82	0.13

Net Asset Value, End of Period	$7.89		$7.59	$7.47	$7.04		$8.90	$8.08

Total Return(e)	5.26	%(f)	4.30%	8.85%	(14.60)%		13.69%	5.68%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,406		$5,969	$4,228	$4,576		$18,480	$1,621
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.39	%(g)	2.53%	2.35%	3.93%		2.96%	6.06%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.93	%(g)	1.91%	1.94%	2.11	%(h)	2.14%	2.14%
Operating expenses excluding reimbursement/waiver	1.93	%(g)	1.91%	1.96%	2.24%		2.24%	2.29%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.39	%(g)	2.53%	2.35%	3.33%		2.49%	3.88%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.93	%(g)	1.91%	1.94%	2.71	%(h)	2.61%	4.32%
Operating expenses excluding reimbursement/waiver	1.93	%(g)	1.91%	1.96%	2.84%		2.71%	4.47%
Portfolio Turnover Rate	88	%(f)	160%	168%	125%		63%	133%

(a) Prior to June 1, 2016, the Salient Tactical Muni & Credit Fund was known as the Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective October 1, 2013, the annual expense limitation rate changed from 2.14% to 1.94%.

June 30, 2016	86	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$7.63		$7.51	$7.07	$8.93		$8.09	$7.97
Income/(Loss) from Operations:
Net investment income(d)	0.08		0.15	0.14	0.24		0.19	0.27
Net realized and unrealized gain/(loss) on investments	0.30		0.12	0.45	(1.56)		0.88	0.13

Total from Investment Operations	0.38		0.27	0.59	(1.32)		1.07	0.40

Less Distributions:
From investment income	(0.08)		(0.15)	(0.15)	(0.35)		(0.17)	(0.26)
From capital gains	—		—	—	(0.19)		(0.06)	(0.02)

Total Distributions	(0.08)		(0.15)	(0.15)	(0.54)		(0.23)	(0.28)

Net Increase/(Decrease) in Net Asset Value	0.30		0.12	0.44	(1.86)		0.84	0.12

Net Asset Value, End of Period	$7.93		$7.63	$7.51	$7.07		$8.93	$8.09

Total Return(e)	5.06	%(f)	3.68%	8.46%	(14.98)%		13.33%	5.07%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$13,868		$5,868	$9,466	$10,744		$29,013	$15,550
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.02	%(g)	2.03%	1.89%	3.48%		2.67%	5.51%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.38	%(g)	2.36%	2.39%	2.56	%(h)	2.59%	2.59%
Operating expenses excluding reimbursement/waiver	2.38	%(g)	2.36%	2.41%	2.69%		2.68%	2.74%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.02	%(g)	2.03%	1.89%	2.88%		2.21%	3.33%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.38	%(g)	2.36%	2.39%	3.16	%(h)	3.06%	4.77%
Operating expenses excluding reimbursement/waiver	2.38	%(g)	2.36%	2.41%	3.29%		3.15%	4.92%
Portfolio Turnover Rate	88	%(f)	160%	168%	125%		63%	133%

(a) Prior to June 1, 2016, the Salient Tactical Muni & Credit Fund was known as the Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective October 1, 2013, the annual expense limitation rate changed from 2.59% to 2.39%.

See Notes to Financial Statements	87	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013(c)		Year Ended December 31, 2012	Year Ended December 31, 2011(d)
Net Asset Value, Beginning of Period	$7.56		$7.44	$7.01	$8.88		$8.04	$7.91
Income/(Loss) from Operations:
Net investment income(e)	0.11		0.22	0.21	0.32		0.26	0.35
Net realized and unrealized gain/(loss) on investments	0.31		0.12	0.44	(1.56)		0.89	0.14

Total from Investment Operations	0.42		0.34	0.65	(1.24)		1.15	0.49

Less Distributions:
From investment income	(0.12)		(0.22)	(0.22)	(0.44)		(0.25)	(0.34)
From capital gains	—		—	—	(0.19)		(0.06)	(0.02)

Total Distributions	(0.12)		(0.22)	(0.22)	(0.63)		(0.31)	(0.36)

Net Increase/(Decrease) in Net Asset Value	0.30		0.12	0.43	(1.87)		0.84	0.13

Net Asset Value, End of Period	$7.86		$7.56	$7.44	$7.01		$8.88	$8.04

Total Return	5.55	%(f)	4.71%	9.41%	(14.24)%		14.43%	6.24%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$27,226		$8,784	$10,114	$11,800		$101,263	$4,120
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.99	%(g)	2.93%	2.81%	4.34%		3.44%	6.54%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.48	%(g)	1.46%	1.49%	1.65	%(h)	1.64%	1.64%
Operating expenses excluding reimbursement/waiver	1.48	%(g)	1.46%	1.51%	1.75%		1.74%	1.79%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.99	%(g)	2.93%	2.81%	3.74%		2.97%	4.36%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.48	%(g)	1.46%	1.49%	2.25	%(h)	2.11%	3.82%
Operating expenses excluding reimbursement/waiver	1.48	%(g)	1.46%	1.51%	2.36%		2.20%	3.97%
Portfolio Turnover Rate	88	%(f)	160%	168%	125%		63%	133%

(a) Prior to June 1, 2016, the Salient Tactical Muni & Credit Fund was known as the Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, the Salient Tactical Muni Strategy Fund was known as the Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Salient Tactical Muni & Credit Fund Advisor Class was known as the Forward Credit Analysis Long/Short Fund Class M.

(d) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(e) Per share amounts are based upon average shares outstanding.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2013, the annual expense limitation rate changed from 1.64% to 1.69%. Effective October 1, 2013, the annual expense limitation rate changed from 1.69% to 1.49%.

June 30, 2016	88	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient US Dividend Signal Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)
Net Asset Value, Beginning of Period	$23.88		$26.56
Income/(Loss) from Operations:
Net investment income(c)	0.09		1.36
Net realized and unrealized gain/(loss) on investments	1.45		(2.57)

Total from Investment Operations	1.54		(1.21)

Less Distributions:
From investment income	(0.04)		(1.35)
From return of capital	—		(0.12)

Total Distributions	(0.04)		(1.47)

Net Increase/(Decrease) in Net Asset Value	1.50		(2.68)

Net Asset Value, End of Period	$25.38		$23.88

Total Return	6.44	%(d)	(4.82)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$809		$764
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	0.76	%(e)	5.30%
Operating expenses including reimbursement/waiver	1.34	%(e)	1.34%
Operating expenses excluding reimbursement/waiver	3.88	%(e)	2.28%
Portfolio Turnover Rate	9	%(d)	653%

(a) Prior to May 1, 2016, the Salient US Dividend Signal Fund was known as the Forward Dynamic Income Fund.

(b) The Fund began offering Investor Class shares on January 2, 2015.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	89	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient US Dividend Signal Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Period Ended December 31, 2013(c)
Net Asset Value, Beginning of Period	$23.90		$26.56	$24.93		$25.00
Income/(Loss) from Operations:
Net investment income(d)	0.11		1.63	2.45		0.77
Net realized and unrealized gain/(loss) on investments	1.48		(2.75)	1.57		0.03

Total from Investment Operations	1.59		(1.12)	4.02		0.80

Less Distributions:
From investment income	(0.07)		(1.41)	(2.15)		(0.82)
From capital gains	—		—	(0.24)		(0.01)
From return of capital	—		(0.13)	—		(0.04)

Total Distributions	(0.07)		(1.54)	(2.39)		(0.87)

Net Increase/(Decrease) in Net Asset Value	1.52		(2.66)	1.63		(0.07)

Net Asset Value, End of Period	$25.42		$23.90	$26.56		$24.93

Total Return	6.66	%(e)	(4.45)%	16.75%		3.25	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,318		$4,730	$30,165		$2,987
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	0.91	%(f)	6.26%	9.40%		7.43	%(f)
Operating expenses including reimbursement/waiver	0.99	%(f)	0.99%	1.20	%(g)	1.29	%(f)
Operating expenses excluding reimbursement/waiver	3.19	%(f)	1.38%	1.96%		5.67	%(f)
Portfolio Turnover Rate	9	%(e)	653%	739%		755	%(e)

(a) Prior to May 1, 2016, the Salient US Dividend Signal Fund was known as the Forward Dynamic Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Institutional Class shares on August 1, 2013.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective December 1, 2014, the annual expense limitation rate changed from 1.29% to 0.99%.

June 30, 2016	90	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient US Dividend Signal Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Period Ended December 31, 2013(c)
Net Asset Value, Beginning of Period	$23.85		$26.53	$24.91		$25.00
Income/(Loss) from Operations:
Net investment income(d)	0.06		1.38	2.92		0.68
Net realized and unrealized gain/(loss) on investments	1.48		(2.63)	0.97		0.07

Total from Investment Operations	1.54		(1.25)	3.89		0.75

Less Distributions:
From investment income	(0.04)		(1.31)	(2.03)		(0.79)
From capital gains	—		—	(0.24)		(0.01)
From return of capital	—		(0.12)	—		(0.04)

Total Distributions	(0.04)		(1.43)	(2.27)		(0.84)

Net Increase/(Decrease) in Net Asset Value	1.50		(2.68)	1.62		(0.09)

Net Asset Value, End of Period	$25.35		$23.85	$26.53		$24.91

Total Return(e)	6.40	%(f)	(4.92)%	16.19%		3.05	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,807		$4,655	$8,485		$224
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	0.50	%(g)	5.34%	11.50%		6.58	%(g)
Operating expenses including reimbursement/waiver	1.49	%(g)	1.49%	1.67	%(h)	1.79	%(g)
Operating expenses excluding reimbursement/waiver	3.81	%(g)	2.15%	2.35%		6.10	%(g)
Portfolio Turnover Rate	9	%(f)	653%	739%		755	%(f)

(a) Prior to May 1, 2016, the Salient US Dividend Signal Fund was known as the Forward Dynamic Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Class A shares on August 1, 2013.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective December 1, 2014, the annual expense limitation rate changed from 1.79% to 1.49%.

See Notes to Financial Statements	91	June 30, 2016

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2016, the Trust has 20 registered funds. This semi-annual report describes 8 funds offered by the Trust (each a “Fund” and collectively, the “Funds”) under the brand name Salient. The accompanying financial statements and financial highlights relate to the Salient Commodity Long/Short Strategy Fund (“Commodity Long/Short Strategy Fund”) (prior to May 1, 2016, known as the Forward Commodity Long/Short Strategy Fund), the Salient EM Corporate Debt Fund (“EM Corporate Debt Fund”) (prior to May 1, 2016, known as the Forward EM Corporate Debt Fund), the Salient EM Dividend Signal Fund (“EM Dividend Signal Fund”) (prior to May 1, 2016, known as the Forward Emerging Markets Fund), the Salient International Dividend Signal Fund (“International Dividend Signal Fund”) (prior to May 1, 2016, known as the Forward International Dividend Fund), the Salient International Small Cap Fund (“International Small Cap Fund”) (prior to May 1, 2016, known as the Forward International Small Companies Fund), the Salient Tactical Growth Fund (“Tactical Growth Fund”) (prior to May 1, 2016, known as the Forward Tactical Growth Fund), the Salient Tactical Muni & Credit Fund (“Tactical Muni & Credit Fund’) (prior to June 1, 2016, known as the Salient Tactical Muni Strategy Fund and prior to May 1, 2016, known as the Forward Credit Analysis Long/Short Fund), and the Salient US Dividend Signal Fund (“US Dividend Signal Fund”) (prior to May 1, 2016, known as the Forward Dynamic Income Fund).

The series of funds (“Salient Funds”) offered under the Forward Funds Trust are distributed by Forward Securities, LLC. The Investment Advisor of the Funds is Forward Management, LLC d/b/a Salient, (the “Advisor” or “Salient Management”).

The Commodity Long/Short Strategy Fund seeks long term total return and employs an investment approach that makes both long and short investments in the commodity markets. The EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income) by investing primarily in a portfolio of fixed income securities of companies located in emerging market countries. The EM Dividend Signal Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of dividend paying companies domiciled in emerging markets. The International Dividend Signal Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in the equity securities of dividend paying companies located outside of the United States. The International Small Cap Fund seeks to achieve long-term growth of capital and invests primarily in equity securities of companies with small market capitalizations located outside the United States. The Tactical Growth Fund seeks to produce above-average, risk adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in a portfolio of exchange-traded funds (“ETFs”) and futures on securities indices providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets. The Tactical Muni & Credit Fund seeks to maximize total return (capital appreciation and income) by investing primarily in tax-exempt municipal bonds, other types of tax-exempt or taxable fixed income securities, and derivatives that provide similar exposure. The US Dividend Signal Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the Russell 3000 Index by investing primarily in the equity securities of dividend paying companies domiciled in the United States.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class C, Advisor Class and Class Z shares offered by the Funds.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. The Commodity Long/Short Strategy Fund and Tactical Muni & Credit Fund are each classified as a non-diversified fund under the 1940 Act.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires Salient Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Salient Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The

June 30, 2016	92

Notes to Financial Statements (Unaudited)

financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2016.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rated bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Salient Management, based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or Salient Management may determine value based on quotes from dealers that make markets in such securities.

Bank loans are primarily valued by using a composite loan price from an independent pricing vendor (approved by the Board of Trustees). The methodology used by the Funds’ independent pricing vendor for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m.

93	June 30, 2016

Notes to Financial Statements (Unaudited)

Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other

June 30, 2016	94

Notes to Financial Statements (Unaudited)

liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 7 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2016, the Funds held no securities sold short.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessa-

rily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Total
EM Corporate Debt Fund
Foreign Government Obligations(a)	$—	$7,304,119	—	$7,304,119
Asset-Backed Securities(a)	—	2,353,750	—	2,353,750
Convertible Corporate Bonds(a)	—	1,500,000	—	1,500,000
Corporate Bonds(a)	—	80,660,631	—	80,660,631
Warrants(a)	—	3,050	—	3,050

Total	—	$91,821,550	—	$91,821,550

EM Dividend Signal Fund
Common Stocks(a)	$11,568,147	$—	—	$11,568,147
Exchange-Traded Funds(a)	5,124,794	—	—	5,124,794
Participation Notes(a)	—	1,181,434	—	1,181,434

Total	$16,692,941	$1,181,434	—	$17,874,375

International Dividend Signal Fund
Common Stocks
Australia	$—	$1,668,252	—	$1,668,252
China	2,037,200	9,109,534	—	11,146,734
Denmark	—	2,821,295	—	2,821,295
France	—	19,205,524	—	19,205,524
Georgia	—	1,807,140	—	1,807,140
Germany	1,443,321	5,344,774	—	6,788,095

95	June 30, 2016

Notes to Financial Statements (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
International Dividend Signal Fund (continued)
Hong Kong	$—	$4,063,761	—	$4,063,761
Indonesia	1,461,571	3,836,222	—	5,297,793
Japan	—	19,885,038	—	19,885,038
Malaysia	—	2,572,324	—	2,572,324
Netherlands	4,490,448	5,182,146	—	9,672,594
Norway	—	5,419,788	—	5,419,788
Philippines	—	5,842,419	—	5,842,419
Poland	—	2,077,944	—	2,077,944
Russia	3,182,539	1,046,938	—	4,229,477
Sri Lanka	701,254	2,741,885	—	3,443,139
Sweden	—	2,166,257	—	2,166,257
Switzerland	4,780,485	8,090,116	—	12,870,601
Taiwan	6,078,803	1,185,671	—	7,264,474
United Kingdom	4,074,364	15,783,740	—	19,858,104
United States	4,878,045	3,362,034	—	8,240,079
Vietnam	—	675,500	—	675,500
Other(a)	13,897,421	—	—	13,897,421
Participation Notes(a)	—	5,787,211	—	5,787,211
Preferred Stocks(a)	4,332,020	—	—	4,332,020
Collateralized Mortgage Obligations(a)	—	1,598,029	—	1,598,029
Corporate Bonds(a)	—	5,190,955	—	5,190,955

Total	$51,357,471	$136,464,497	—	$187,821,968

International Small Cap Fund
Common Stocks
Africa	$—	$384,051	—	$384,051
Australia	—	12,438,087	—	12,438,087
Austria	—	2,208,025	—	2,208,025
Belgium	—	2,228,228	—	2,228,228
Denmark	—	1,030,755	—	1,030,755
Finland	—	1,431,482	—	1,431,482
France	967,163	6,446,268	—	7,413,431
Germany	—	9,918,513	—	9,918,513
Hong Kong	—	5,018,226	—	5,018,226
Ireland	1,191,513	1,168,471	—	2,359,984
Italy	—	1,633,411	—	1,633,411
Japan	—	49,204,539	—	49,204,539
Netherlands	1,498,893	3,675,886	—	5,174,779
New Zealand	—	2,043,252	—	2,043,252
Norway	—	1,473,220	—	1,473,220
Portugal	—	1,373,847	—	1,373,847
Singapore	—	2,845,019	—	2,845,019
Spain	—	1,663,100	—	1,663,100
Sweden	—	4,278,928	—	4,278,928
Switzerland	1,682,620	3,391,952	—	5,074,572
United Kingdom	8,487,999	21,634,761	—	30,122,760
Preferred Stocks(a)	—	1,469,918	—	1,469,918

Total	$13,828,188	$136,953,939	—	$150,782,127

June 30, 2016	96

Notes to Financial Statements (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3		Total
Tactical Growth Fund
Exchange-Traded Funds	$240,492,677	—	—		$240,492,677

Total	$240,492,677	—	—		$240,492,677

Tactical Muni & Credit Fund
Corporate Bonds(a)	—	$—	$1,999,235	(b)	$1,999,235
Municipal Bonds(a)	—	105,718,656	—		105,718,656
U.S. Treasury Bonds & Notes	—	1,700,653	—		1,700,653
Short-Term Securities	—	7,797,289	—		7,797,289

Total	—	$115,216,598	$1,999,235		$117,215,833

US Dividend Signal Fund
Common Stocks(a)	$3,855,424	—	—		$3,855,424

Total	$3,855,424	—	—		$3,855,424

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

(b) A Treasury Bond issue of similar duration was selected to serve as a proxy for the price movements of the security.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Commodity Long/Short Strategy Fund
Assets
Futures Contracts	$318,518	—	—	$318,518
Liabilities
Futures Contracts	(168,972)	—	—	(168,972)

Total	$149,546	—	—	$149,546

EM Dividend Signal Fund
Assets
Futures Contracts	$10,079	—	—	$10,079

Total	$10,079	—	—	$10,079

International Dividend Signal Fund
Assets
Futures Contracts	$423,831	—	—	$423,831

Total	$423,831	—	—	$423,831

Tactical Muni & Credit Fund
Liabilities
Futures Contracts	$(67,033)	—	—	$(67,033)

Total	$(67,033)	—	—	$(67,033)

(a) Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as futures contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of June 30, 2016 the only transfers of securities from Level 1 to Level 2 were for the International

Dividend Signal Fund and the International Small Cap Fund due to the utilization of a fair valuation model provided by the Funds’ independent pricing vendor at June 30, 2016. The Funds’ procedures set forth certain triggers

97	June 30, 2016

Notes to Financial Statements (Unaudited)

that instruct when to use the fair valuation model, and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. No other Funds had transfers from Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Tactical Muni & Credit Fund	Corporate Bonds
Balance as of December 31, 2015	$—
Accrued discount/ premium	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/Depreciation	(765)
Purchases	2,000,000
Sales Proceeds	—
Transfer into Level 3	—
Transfer out of Level 3	—

Balance as of June 30, 2016	$1,999,235

Net change in unrealized appreciation/depreciation included in the Statements of Operations attributable to Level 3 investments held at June 30, 2016	$(765)

As of June 30, 2016, no other Funds, except above, had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses

June 30, 2016	98

Notes to Financial Statements (Unaudited)

in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Currency Contracts: Certain Funds invest in forward currency contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward currency contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency into which it will exchange. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The unrealized appreciation/(depreciation) is reported in the Statement of Assets and Liabilities as receivable or payable and in the Statement of Operations within the change in unrealized appreciation/ (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain/ (loss) in the Statement of Operations. As of June 30, 2016, the Funds held no forward currency contracts.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

99	June 30, 2016

Notes to Financial Statements (Unaudited)

As of June 30, 2016, the Funds had outstanding unrealized gain/(loss) on futures contracts as follows:

Fund	Unrealized Gain/(Loss) on Futures Contracts at 6/30/16
Commodity Long/Short Strategy Fund	$149,546
EM Dividend Signal Fund	10,079
International Dividend Signal Fund	423,831
Tactical Muni & Credit Fund	(67,033)

No other Funds held futures contracts as of June 30, 2016.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options during the six months ended June 30, 2016.

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

June 30, 2016	100

Notes to Financial Statements (Unaudited)

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Salient Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (the “Code”) may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

During the six months ended June 30, 2016, the EM Corporate Debt Fund invested in swap agreements consistent with the Fund’s investment strategies to gain exposure to certain markets or indices. The Funds held no swap agreements as of June 30, 2016.

The values in the following tables exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

101	June 30, 2016

Notes to Financial Statements (Unaudited)

Balance Sheet – Fair Value of Derivative Instruments as of June 30, 2016:

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value		Liabilities Derivatives Balance Sheet Location	Fair Value
Commodity Long/Short Strategy Fund
Commodity Contracts (Futures Contracts)	Variation margin receivable	$318,518	(a)	Variation margin payable	$168,972	(a)

Total		$318,518			$168,972

EM Corporate Debt Fund
Fixed Income Contracts (Warrants)	Investments, at value	$3,050			$—

Total		$3,050			$—

EM Dividend Signal Fund
Equity Contracts (Futures Contracts)	Variation margin receivable	$10,079	(a)		$—

Total		$10,079			$—

International Dividend Signal Fund
Equity Contracts (Futures Contracts)	Variation margin receivable	$423,831	(a)		$—

Total		$423,831			$—

Tactical Muni & Credit Fund
Interest Rate Contracts (Futures Contracts)		$—		Variation margin payable	$67,033	(a)

Total		$—			$67,033

(a) Includes the cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only the current day’s net variation margin is reported within the Statement of Assets and Liabilities.

The gains/(losses) in the following table are included in “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Derivatives not Accounted for as Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change In Unrealized Gain/(Loss) On Derivatives Recognized In Income
Commodity Long/Short Strategy Fund
Commodity Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized appreciation/depreciation on futures contracts	$(611,025)	$(194,010)

Total		$(611,025)	$(194,010)

EM Corporate Debt Fund
Credit Contracts (Credit Default Swaps)	Net realized gain on swap contracts	$(171,033)	$—
Fixed Income Contracts (Interest Rate Swaps)	Net realized gain on swap contracts	260,722	—
Fixed Income Contracts (Warrants)	Net change in unrealized appreciation/depreciation on investments	—	3,050
Foreign Exchange Contracts (Forward Currency Contracts)	Net change in unrealized appreciation/depreciation on forward currency contracts and translation of assets and liabilities in foreign currency transactions	803,603	(301,295)

Total		$893,292	$(298,245)

June 30, 2016	102

Notes to Financial Statements (Unaudited)

Derivatives not Accounted for as Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change In Unrealized Gain/(Loss) On Derivatives Recognized In Income
EM Dividend Signal Fund
Equity Contracts (Warrants)	Net realized gain on investments/Net change in unrealized appreciation/depreciation on investments	$8,962	$(3,307)
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized appreciation/depreciation on futures contracts	(107,376)	37,160

Total		$(98,414)	$33,853

International Dividend Signal Fund
Equity Contracts (Warrants)	Net realized gain on investments/Net change in unrealized appreciation/depreciation on investments	$501,176	$(184,955)
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized appreciation/depreciation on futures contracts	(732,980)	495,995

Total		$(231,804)	$311,040

Tactical Growth Fund
Equity Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts	$5,413,487	$—

Total		$5,413,487	$—

Tactical Muni & Credit Fund
Interest Rate Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized appreciation/depreciation on futures contracts	$(856,800)	$(90,738)

Total		$(856,800)	$(90,738)

The following is a summary of the average monthly notional value of futures contracts, swap agreements, warrants and forward currency contracts purchased and sold by the Funds for the six months ended June 30, 2016, as well as the notional amount of futures contracts, swap agreements, warrants and forward currency contracts outstanding as of June 30, 2016:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2016
Commodity Long/Short Strategy Fund
Futures contracts purchased	$4,928,307	$3,628,881
Futures contracts sold	(7,986,278)	(4,143,315)
EM Corporate Debt Fund
Credit default swap agreements	$(2,496,364)	$—
Interest rate swap agreements	6,252,348	—
Warrants	1,017	3,050
Forward currency contracts purchased	1,735,731	—
Forward currency contracts sold	(9,263,831)	—

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2016
EM Dividend Signal Fund
Warrants	$4,129	$—
Futures contracts purchased	497,003	333,880
International Dividend Signal Fund
Warrants	$230,898	$—
Futures contracts purchased	8,275,742	13,852,235
Tactical Growth Fund
Futures contracts purchased	$—	$—
Tactical Muni & Credit Fund
Futures contracts sold	$(13,080,076)	$(3,909,250)

103	June 30, 2016

Notes to Financial Statements (Unaudited)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of setoff that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. There were no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2016.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2016, the EM Corporate Debt Fund held warrants with a market value of $3,050. No other Funds held warrants as of June 30, 2016.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Commodity Futures Trading Commission Regulation: The Commodity Long/Short Strategy Fund and the Fund’s wholly-owned subsidiary, the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., are subject to regulation as commodity pools under the Commodity Exchange Act pursuant to rules enacted by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC mandated disclosure, reporting and recordkeeping obligations are in effect with respect to this Fund. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase the Fund’s expenses, adversely affecting its total return.

Leverage: The EM Corporate Debt Fund, the International Dividend Signal Fund and the US Dividend Signal Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The EM Corporate Debt Fund, the International Dividend Signal Fund and the US Dividend Signal Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR for borrowing under these agreements.

The International Dividend Signal Fund also maintains a separate line of credit with Société Générale. For borrowings under this agreement, the Fund is charged interest of 0.95% above the one-month LIBOR. Additionally,

June 30, 2016	104

Notes to Financial Statements (Unaudited)

if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

The US Dividend Signal Fund did not borrow under its line of credit agreement during the six months ended June 30, 2016. The EM Corporate Debt Fund and the International Dividend Fund have each pledged a portion of its investment securities as the collateral for their lines of credit. As of June 30, 2016, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
EM Corporate Debt Fund	$36,354,712	$7,434,834
International Dividend Signal Fund	56,050,824	15,310,181

The average interest rate charged and the average outstanding loan payable for the six months ended June 30, 2016 were as follows:

Fund	Average Interest Rate	Average Outstanding Loan Payable
EM Corporate Debt Fund	1.638%	$6,661,197
International Dividend Signal Fund	1.407%	17,314,659

Investments in a Wholly-Owned Subsidiary: The Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Salient Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Salient Management acts as Investment Advisor to the Fund and to the Subsidiary. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code, and recent IRS rulings. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in its Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments, which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Commodity Long/Short Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on October 12, 2010 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets, liabilities, income and expenses of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of June 30, 2016, net assets of the Commodity Long/Short Strategy Fund were $5,077,164 of which $968,594 or 19.08% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary.

In addition, the Advisor has filed for and received no-action relief from the CFTC that permits consolidation of the financial statements for the Commodity Long/Short Strategy Fund and its Subsidiary.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Commodity Long/Short Strategy Fund, the EM Dividend Signal Fund, the International Small Cap Fund and the Tactical Growth Fund; quarterly for the EM Corporate Debt Fund and the Tactical Muni & Credit Fund; and monthly for the International Dividend Signal Fund and the US Dividend Signal Fund. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/ tax differences that may exist.

Based on information provided by the Real Estate Investment Trusts (“REITs”), the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount

105	June 30, 2016

Notes to Financial Statements (Unaudited)

recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The Salient Commodity Long/Short Strategy (Cayman) Fund Ltd. is classified as a controlled foreign corporation under the Code. Therefore, the Commodity Long/Short Strategy Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

As of and during the six months ended June 30, 2016, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Salient Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1 of the 1940 Act) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2016 are recorded in the Statement of Operations, if applicable.

June 30, 2016	106

Notes to Financial Statements (Unaudited)

3. Investment Management Services

The Trust has entered into an investment management agreement with Salient Management, pursuant to which Salient Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2016, based on each Fund’s average daily net assets:

Fund	Advisory Fee
Commodity Long/Short Strategy Fund	0.95%(a)

EM Corporate Debt Fund	0.70% up to and including $500 million
0.64% over $500 million up to and including $1 billion
0.58% over $1 billion up to and including $5 billion
0.52% over $5 billion

EM Dividend Signal Fund	1.05%

International Dividend Signal Fund	0.85% up to and including $250 million
0.75% over $250 million up to and including $1 billion
0.65% over $1 billion

International Small Cap Fund	1.00% up to and including $500 million
0.975% over $500 million up to and including $1 billion
0.95% over $1 billion

Tactical Growth Fund	1.15% up to and including $1 billion
1.05% over $1 billion

Tactical Muni & Credit Fund	1.00%

US Dividend Signal Fund	0.80%

(a) The Commodity Long/Short Strategy Fund may invest a portion of its assets in a separate wholly-owned Cayman subsidiary. The Subsidiary has entered into a separate advisory agreement with Salient Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Salient Management a management fee at the same rate that the Fund pays Salient Management for services provided to the Fund. Salient Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Salient Management by the Subsidiary. This waiver arrangement may not be terminated by Salient Management as long as its advisory agreement with the Subsidiary is effective. Prior to May 1, 2016, the advisory fee rate for the Commodity Long/Short Strategy Fund was an annual rate of 1.00% of the Fund’s average daily net assets.

The Trust and Salient Management have entered into investment sub-advisory agreements with Pictet Asset Management Limited (“PAM Ltd”) for the International Small Cap Fund; Broadmark Asset Management, LLC for the Tactical Growth Fund and Pacific Investment Management Company LLC (“PIMCO”) for the Tactical Muni & Credit Fund (each a “Sub-Advisor” and collectively, the “Sub- Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment

107	June 30, 2016

Notes to Financial Statements (Unaudited)

sub-advisory services to the Funds and are entitled to receive a fee from Salient Management calculated daily and payable monthly at the following annual rates, as of June 30, 2016, based on each Fund’s average daily net assets:

Fund	Sub-Advisory Fee
International Small Cap Fund	0.60% up to and including $250 million
0.575% over $250 million up to and including $500 million
0.55% over $500 million up to and including $1 billion
0.525% over $1 billion

Tactical Growth Fund	0.60% up to and including $1 billion
0.55% over $1 billion

Tactical Muni & Credit Fund	0.50%

Expense Limitations: Salient Management has entered into Expense Limitation Agreements with certain Funds, which limit the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of a subsidiary and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Salient Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

Fund	Investor Class	Institutional Class	Class A	Class C	Advisor Class	End Date
EM Dividend Signal Fund	1.74%	1.39%	N/A	N/A	1.44%	April 30, 2017
International Dividend Signal Fund	1.34%	0.99%	1.49%	1.94%	1.04%	April 30, 2017
International Small Cap Fund	1.64%	1.29%	N/A	N/A	1.34%	April 30, 2017
Tactical Muni & Credit Fund	1.79%	1.44%	1.94%	2.39%	1.49%	April 30, 2017
US Dividend Signal Fund	1.34%	0.99%	1.49%	N/A	N/A	April 30, 2017

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Salient Management for any fee waivers and expense reimbursements made by Salient Management, provided that any such reimbursements made by a Fund to Salient Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2016, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed By Advisor	Recoupment Of Past Waived Fees By Advisor	Total
EM Dividend Signal Fund
Investor Class	$41,802	$—	$41,802
Institutional Class	18,449	—	18,449
Advisor Class	1,745	—	1,745
International Dividend Signal Fund
Investor Class	60,876	—	60,876
Institutional Class	112,869	—	112,869
Class A	5,724	—	5,724
Class C	14,411	—	14,411
Advisor Class	43,107	—	43,107

June 30, 2016	108

Notes to Financial Statements (Unaudited)

Fund	Fees Waived/ Reimbursed By Advisor	Recoupment Of Past Waived Fees By Advisor	Total
International Small Cap Fund
Investor Class	$17,090	$—	$17,090
Institutional Class	64,474	—	64,474
Advisor Class	1,386	—	1,386
Tactical Muni & Credit Fund
Investor Class	—	21,713	21,713
Institutional Class	—	7,705	7,705
Class A	—	1,053	1,053
Class C	—	3,166	3,166
Advisor Class	—	3,143	3,143
US Dividend Signal Fund
Investor Class	9,644	—	9,644
Institutional Class	18,879	—	18,879
Class A	31,335	—	31,335

As of June 30, 2016, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2013	2014	2015	2016	Total
EM Corporate Debt Fund
Investor Class	$37,188	$23,536	$—	$—	$60,724
Institutional Class	—	2,142	—	—	2,142
Class C	—	152	—	—	152
Advisor Class	—	—	—	—	—
EM Dividend Signal Fund
Investor Class	47,816	37,897	38,230	41,802	165,745
Institutional Class	40,248	52,485	60,201	18,449	171,383
Advisor Class	7,156	11,438	7,932	1,745	28,271
International Dividend Signal Fund
Investor Class	116,683	127,872	147,383	60,876	452,814
Institutional Class	109,960	96,320	155,318	112,869	474,467
Class A	1,569	3,759	6,637	5,724	17,689
Class C	4,613	9,852	16,868	14,411	45,744
Advisor Class	48,182	88,453	75,388	43,107	255,130
International Small Cap Fund
Investor Class	—	6,763	14,293	17,090	38,146
Institutional Class	—	37,473	63,879	64,474	165,826
Advisor Class	—	2,065	1,265	1,386	4,716
Tactical Muni & Credit Fund
Investor Class	279,661	8,683	—	—	288,344
Institutional Class	168,200	14,437	—	—	182,637
Class A	16,579	933	—	—	17,512
Class C	25,174	2,245	—	—	27,419
Advisor Class	75,353	2,354	—	—	77,707
US Dividend Signal Fund
Investor Class	—	—	9,449	9,644	19,093
Institutional Class	38,986	56,508	109,425	18,879	223,798
Class A	3,564	4,657	58,731	31,335	98,287

109	June 30, 2016

Notes to Financial Statements (Unaudited)

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A	Class C
Commodity Long/Short Strategy Fund	0.25%	N/A	0.75%
EM Corporate Debt Fund	0.25%	N/A	0.75%
EM Dividend Signal Fund	0.25%	N/A	N/A
International Dividend Signal Fund	0.25%	0.35%	0.75%
International Small Cap Fund	0.25%	N/A	N/A
Tactical Growth Fund	0.25%	0.35%	0.75%
Tactical Muni & Credit Fund	0.25%	0.35%	0.75%
US Dividend Signal Fund	0.25%	0.35%	N/A

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly and are not to exceed the following annual rates:

Fund	Investor Class	Institutional Class	Class A	Class C	Advisor Class
Commodity Long/Short Strategy Fund	0.15%	0.05%	N/A	0.25%	0.10%
EM Corporate Debt Fund	0.15%	0.05%	N/A	0.25%	0.10%
EM Dividend Signal Fund	0.15%	0.05%	N/A	N/A	0.10%
International Dividend Signal Fund	0.15%	0.05%	0.20%	0.25%	0.10%
International Small Cap Fund	0.15%	0.05%	N/A	N/A	0.10%
Tactical Growth Fund	0.15%	0.05%	0.20%	0.25%	0.10%
Tactical Muni & Credit Fund	0.15%	0.05%	0.20%	0.25%	0.10%
US Dividend Signal Fund	0.15%	0.05%	0.20%	N/A	N/A

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

Administrator, Custodian, Distributor, Dividend Paying Agent & Transfer Agent

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Salient Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2016, there were twelve Trustees, ten of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Funds pay

Independent Trustees an allocated portion of the retainer of $60,000 per year. The Funds pay Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $2,500 for attendance by telephone at a regular meeting; $3,750 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $25,000, $12,500, $7,500 and $7,500, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receive $1,000, respectively per year. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

June 30, 2016	110

Notes to Financial Statements (Unaudited)

The Funds’ Chief Compliance Officer is employed by Salient Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2016, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
Commodity Long/Short Strategy Fund	$—	$4,518,987
EM Corporate Debt Fund	77,105,039	147,598,019
EM Dividend Signal Fund	13,412,450	16,645,373
International Dividend Signal Fund	97,313,046	120,917,916
International Small Cap Fund	63,450,971	84,921,374
Tactical Growth Fund	1,298,452,134	1,338,370,107
Tactical Muni & Credit Fund	101,281,837	89,308,475
US Dividend Signal Fund	484,220	6,317,473

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2016 were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
Tactical Muni & Credit Fund	$12,599,387	$13,899,503

8. Tax Basis Information

Tax Basis of Investments: Differences in book and tax accounting for cost basis of investments are primarily attributable to partnerships, deferral of losses on wash sales and realization of unrealized gains/(losses) on investments in passive foreign investment companies for tax purposes. As of June 30, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/( depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Commodity Long/Short Strategy Fund	$—	$—	$—	$—
EM Corporate Debt Fund	113,657,197	4,690,247	(26,525,894)	(21,835,647)
EM Dividend Signal Fund	17,243,389	1,541,344	(910,358)	630,986
International Dividend Signal Fund	183,906,194	29,490,423	(25,574,649)	3,915,774
International Small Cap Fund	134,500,937	27,849,122	(11,567,932)	16,281,190
Tactical Growth Fund	240,914,706	—	(422,029)	(422,029)
Tactical Muni & Credit Fund	110,507,136	7,749,969	(1,041,272)	6,708,697
US Dividend Signal Fund	3,715,764	293,583	(153,923)	139,660

111	June 30, 2016

Notes to Financial Statements (Unaudited)

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. As of December 31, 2015, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring In 2016(a)	Expiring In 2017(a)	Short- Term(b)	Long- Term(b)	Total
Commodity Long/Short Strategy Fund	$—	$—	$293,609	$259,464	$553,073
EM Corporate Debt Fund	—	51,786	18,016,816	25,854,119	43,922,721
EM Dividend Signal Fund	—	—	1,485,471	194,763	1,680,234
International Dividend Signal Fund(c)		2,145,728	29,543,518	9,264,704	40,953,950
International Small Cap Fund	11,479,558	179,253,577	—	—	190,733,135
Tactical Growth Fund	—	—	2,141,920	401,906	2,543,826
Tactical Muni & Credit Fund	—	—	66,573,755	26,542,327	93,116,082
US Dividend Signal Fund	—	—	1,345,012	766,982	2,111,994

(a) Capital losses incurred prior to December 31, 2010 under pre-enactment law.

(b) Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.

(c) Subject to limitations under §382 of the Code.

The Funds elect to defer to the period ending December 31, 2016 capital losses and late year ordinary losses recognized during the period November 1, 2015 to December 31, 2015 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
Commodity Long/Short Strategy Fund	$20,193	$—
EM Corporate Debt Fund	6,837,614	—
EM Dividend Signal Fund	758,678	—
International Dividend Signal Fund	9,298,544	—
International Small Cap Fund	166,895	40,126
Tactical Muni & Credit Fund	25,587	—
US Dividend Signal Fund	—	923

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2016.

The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Return Of Capital Total
EM Corporate Debt Fund	$19,793,746	$—	$—
EM Dividend Signal Fund	95,000	—	—
International Dividend Signal Fund	12,650,793	—	—
International Small Cap Fund	1,850,003	—	—
Tactical Growth Fund	—	3,005,014	—
Tactical Muni & Credit Fund	3,085,073	—	—
US Dividend Signal Fund	2,205,248	—	197,736

June 30, 2016	112

Notes to Financial Statements (Unaudited)

The Funds may own shares in certain foreign investment entities referred to under U.S. tax law, as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to-market gains.

9. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

10. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2016. However, the following are details relating to the subsequent events through the date the financial statements were issued.

The following information applies to the EM Dividend Signal Fund, International Dividend Signal Fund and US Dividend Signal Fund:

Effective September 6, 2016, the EM Dividend Signal Fund, International Dividend Signal Fund and U.S. Dividend Signal Fund expect to declare and pay income dividends quarterly, if available.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2016. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the SEC’s website at www.sec.gov.

113	June 30, 2016

Privacy Policy

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

June 30, 2016	114

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

K&L Gates LLP

Independent Registered Public Accounting Firm

KPMG LLP

Custodian

Citibank, N.A.

Transfer Agent

ALPS Fund Services, Inc.

Salient Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.salientpartners.com

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Adaptive US Equity Fund

Salient Commodity Long/Short Strategy Fund

Salient EM Corporate Debt Fund

Salient EM Dividend Signal Fund

Salient EM Infrastructure Fund

Salient Frontier Strategy Fund

Salient High Yield Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Investment Grade Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni & Credit Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Printed on paper containing recycled content using soy-based inks.	FSD002217

Semi-Annual Report June 30, 2016
Salient Adaptive Balanced Fund Salient Adaptive Income Fund Salient Adaptive US Equity Fund Salient Frontier Strategy Fund Salient High Yield Fund Salient Investment Grade Fund

The series of funds under the Forward Funds Trust (“Salient Funds”) are distributed by:

Forward Securities, LLC

101 California Street, 16th Floor

San Francisco, California 94111

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2016

1

Shareholder Update	June 30, 2016

A MESSAGE FROM:	John A. Blaisdell Chief Executive Officer

Dear Shareholder:

I was recently reminded of one of Warren Buffet’s investment beliefs that “I never know what markets are going to do…what’s going to happen in a day or a week or a month or a year, I never felt that I knew it then and I never felt it was important.” Looking back over the first half of 2016, several events clearly caught the market by surprise, namely the repeatedly-delayed rate hike by the Federal Reserve and the U.K.’s vote to leave the EU. We can navigate potential market shocks—even without a crystal ball—with strategies designed to limit the largest risk to portfolios: downside equity performance.

As Salient’s CIO Lee Partridge points out in his shareholder letter, portfolios that can adapt to changing levels of market volatility and correlations allow many investors to efficiently capture potential returns in varying environments. We assembled Salient’s investment platform to reflect our view that smart, active management with a focus on quality assets and quality cash flows is paramount. Just like the “Oracle of Omaha,” this means we can focus less on accurately foreseeing what will happen in markets and ensure our portfolios are prepared for what could happen.

Turning to much more predictable parts of our business, in April, we unveiled a rebranded SalientPartners.com website. This marked an important milestone for our firm after last year’s acquisition of Forward Management, LLC. Not only does the site capture our new aesthetic, but we determined that organizing our strategies by each investment team more clearly highlights the strength and capabilities of our platform. We also upgraded and expanded our library of content to include white papers, blog posts, commentary, videos, and podcasts.

Also related to Salient’s acquisition of Forward, on May 1, name changes to many of our mutual funds became effective. We united around Salient as a brand name and aligned with industry naming conventions to ensure greater clarity of each fund’s stated investment strategies.

In closing, I want to thank you, our shareholders, for the opportunity to be your investment partner. We will strive to keep earning your trust as we continue to advance and evolve our capabilities.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient

June 30, 2016	2

Shareholder Update	June 30, 2016

A MESSAGE FROM:	Lee Partridge, CAIA, CFA Chief Investment Officer

Dear Shareholder:

Many investors entered 2016 with a sense of fear and loathing as they braced for less policy accommodation from the Federal Reserve (Fed) and escalating fears over the troubled economies of China and Europe. The S&P 500 Index finished 2015 with a modest gain of 1.4%, which was driven entirely by dividends that helped offset a modest price decline. The rest of the developed world fared worse as indicated by the -2.5% loss posted by the MSCI World ex USA Index. Oil prices declined -30.5% over the course of the year and the 10-year U.S. Treasury declined to a 2.27% yield.

Markets continued to decline through the middle of February 2016 when investor sentiment shifted to a more positive tone. Since the beginning of the year, the S&P 500 Index has returned 3.8%, the MSCI World ex USA Index generated a -2.6% loss, oil prices rose 30.5% and the 10-year U.S. Treasury declined 80 basis points in yield to 1.47% as the trade-weighted dollar declined by -2.5%. Emerging market stocks, as represented by the MSCI Emerging Markets Index, rose 6.5% during the first half of the year.

We believe the Fed’s policy stance likely played a key role in the shift in investor sentiment from the beginning of the year to its midpoint as the Fed conformed to the global central banking mantra of “lower for longer” interest rates. Competitive currency devaluations have created a strong disincentive for any central bank considering a more restrictive monetary policy that would result in currency appreciation and declining exports. This collective policy accommodation from monetary authorities may partially offset the rising waves of nationalism and protectionist rhetoric evidenced by the United Kingdom’s June 23 vote to exit the European Union.

We find ourselves in uncharted waters with the highest levels of global debt in recorded history, negative interest rates across much of the developed world and a global fiat currency system characterized by competitive currency devaluation. As interest rates on government bonds plunged to all-time lows and price-to-earnings multiples for most markets have expanded to over 20 times their trailing twelve month earnings, many investors seem willing to forego a margin of safety from a valuation perspective as confidence in the central banking syndicate has increased. Rather than trying to predict the near-term outcome of these policies, we prefer to prepare for a wide range of scenarios with time-tested investment principles.

In this policy driven environment, we believe investors would be well-advised to focus on sustainable, distributable cash flows, real assets, portfolio risk, diversification and tactical positioning. Many of our equity and fixed income strategies focus on sustainable, distributable cash flows as the primary driver of shareholder value. Management teams often convey their confidence in the current profitability and growth prospects of their enterprises through their dividend and distribution policies. We encourage investors to focus on companies and sectors with improving prospects for dividend growth over time.

In a world of competitive currency valuations, we like owning fixed and tangible assets whose values may be determined by an inflation-sensitive revenue stream and fixed commodity prices. In either case, we believe that fixed assets and commodities represent important portfolio building blocks that offer a meaningful source of diversification away from fiat currencies. We also believe it is important to mind the level of risk embedded in portfolios and dynamically adjust to rising and falling levels of volatility and correlations with adjustments to the level and composition of portfolios.

Our studies indicate that the highest risk-adjusted returns are generated during periods of low volatility and low correlation. During those periods, investors are generally well-served to be fully invested. By contrast, periods of high volatility and high correlation generally result in less favorable risk-adjusted returns so reducing exposures is often the best approach. Finally, we believe that tactical strategies offer an important source of diversification for long-oriented portfolios. Tactical strategies are often designed to adjust to changing valuations, investor sentiment and policy outlooks. Many tactical strategies have the ability to manage both long and short market exposures in a manner that can complement long-only portfolios and serve as an important source of risk mitigation.

3	June 30, 2016

We are humbled by the trust you have placed in the Salient investment team and the tools we’ve created to help navigate these uncharted economic waters.

Sincerely,

Lee Partridge, CAIA, CFA

Chief Investment Officer

Salient

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

One cannot invest directly in an index.

10-year U.S. Treasury is a debt obligation issued by the U.S. Treasury that has a term of more than one year but not more than 10 years.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI World ex-USA Index is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance of developed markets, excluding the United States.

S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

June 30, 2016	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2016

See page 7 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientpartners.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient Adaptive Balanced Fund(a)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-6.39%	0.90%	1.02%	1.65%	12/27/00

Institutional Class	-5.98%	1.41%	1.52%	2.15%	12/27/00

Class A (with sales load)(b)	-11.72%	-0.14%	0.57%	2.98%	09/29/03

Class A (without sales load)(c)	-6.30%	1.05%	1.17%	3.46%	09/29/03

Class C (with CDSC)(d)	-7.82%	0.40%	0.51%	3.72%	12/30/02

Class C (without CDSC)(e)	-6.90%	0.40%	0.51%	3.72%	12/30/02

Salient Adaptive Income Fund(f)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-5.07%	3.47%	3.90%	3.77%	12/27/00

Institutional Class	-4.58%	3.97%	4.42%	4.28%	12/27/00

Class A (with sales load)(b)	-8.40%	2.92%	3.76%	3.43%	09/29/03

Class A (without sales load)(c)	-4.84%	3.72%	4.16%	3.75%	09/29/03

Class C (with CDSC)(d)	-6.47%	2.95%	3.38%	3.02%	12/30/02

Class C (without CDSC)(e)	-5.57%	2.95%	3.38%	3.02%	12/30/02

Salient Adaptive US Equity Fund(g)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	6.22%	9.59%	5.74%	5.69%	06/24/98

Institutional Class	6.63%	10.01%	6.18%	9.73%	08/24/92

Class Z	6.76%	10.14%	N/A	15.46%	05/05/09

Salient Frontier Strategy Fund(h)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-19.18%	-2.53%	0.37%	12/31/08

Institutional Class		-18.97%	-2.30%	0.56%	12/31/08

Advisor Class(i)		-18.86%	-2.25%	-3.30%	05/02/11

Class Z		-18.76%	-2.17%	2.14%	05/05/09

5	June 30, 2016

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2016

See page 7 for important performance disclosure information about the Salient Funds.

Salient High Yield Fund(j)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-1.73%	4.26%	5.77%	5.95%	05/01/00

Institutional Class	-1.35%	4.66%	6.18%	6.36%	05/01/00

Class C (with CDSC)(d)	-3.26%	3.70%	5.19%	6.29%	12/30/02

Class C (without CDSC)(e)	-2.34%	3.70%	5.19%	6.29%	12/30/02

Class Z	-1.25%	4.75%	N/A	8.92%	05/05/09

Salient Investment Grade Fund(k)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	5.50%	2.84%	4.02%	4.30%	07/14/98

Institutional Class	6.27%	3.40%	4.54%	5.27%	06/15/92

Class Z	6.39%	3.49%	N/A	5.67%	05/05/09

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as the Forward Growth Allocation Fund. Prior to May 1, 2010, Forward Growth Allocation Fund was known as Accessor Growth Allocation Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

(d) Includes the 1.00% contingent deferred sales charge.

(e) Excludes the 1.00% contingent deferred sales charge.

(f) Prior to May 1, 2016, Salient Adaptive Income Fund was known as the Forward Income Builder Fund. Prior to May 1, 2012, Forward Income Builder Fund was known as Forward Income Allocation Fund. Prior to May 1, 2010, Forward Income Allocation Fund was known as Accessor Income Allocation Fund.

(g) Prior to May 1, 2016, Salient Adaptive US Equity Fund was known as the Forward Total MarketPlus Fund. Prior to May 1, 2013, Forward Total MarketPlus Fund was known as Forward Extended MarketPlus Fund. Prior to May 1, 2011 Forward Extended MarketPlus Fund was known as Forward SMIDPlus Fund. Prior to September 20, 2010 Forward SMIDPlus Fund was known as Forward Small to Mid Cap Fund. Prior to May 1, 2010, Forward Small to Mid Cap Fund was known as Accessor Small to Mid Cap Fund.

(h) Prior to May 1, 2016, Salient Frontier Strategy Fund was known as the Forward Frontier Strategy Fund. Prior to May 1, 2011 Forward Frontier Strategy Fund was known as Forward Frontier MarketStrat Fund. Prior to September 20, 2010 Forward Frontier MarketStrat Fund was known as Forward Frontier Markets Fund. Prior to May 1, 2010, Forward Frontier Markets Fund was known as Accessor Frontier Markets Fund.

(i) Prior to May 1, 2013, the Advisor Class was known as Class M.

(j) Prior to May 1, 2016, Salient High Yield Fund was known as the Forward High Yield Bond Fund. Effective January 4, 2016, the Trust and Forward Management, LLC terminated the sub-advisory agreement with First Western Capital Management Company (“First Western”). The fund is now advised solely by Forward Management, LLC. Performance figures shown for periods before January 4, 2016, represent performance of the fund while being sub advised by First Western. Prior to May 1, 2010, Forward High Yield Bond Fund was known as Accessor High Yield Bond Fund.

(k) Prior to May 1, 2016, Salient Investment Grade Fund was known as the Forward Investment Grade Fixed-Income Fund. Effective December 1, 2014, the Trust and Forward Management, LLC terminated the sub-advisory agreement with Pacific Investment Management Company LLC (“PIMCO “). The fund is now advised solely by Forward Management, LLC. Performance figures shown for periods before December 1, 2014, represent performance of the fund while being sub advised by PIMCO. Prior to May 1, 2010, Forward Investment Grade Fixed-Income Fund was known as Accessor Investment Grade Fixed-Income Fund.

June 30, 2016	6

Investment Glossary

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient Adaptive Balanced Fund

Each allocation fund is a fund of funds that primarily invests in a mix of underlying Salient Funds and related mutual funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient Adaptive Income Fund

Each allocation fund is a fund of funds that primarily invests in a mix of underlying Salient Funds and related mutual funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

7	June 30, 2016

Investment Glossary

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Salient Adaptive US Equity Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Salient Frontier Strategy Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Salient High Yield Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

June 30, 2016	8

Investment Glossary

Salient Investment Grade Fund

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

9	June 30, 2016

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

As a shareholder of the Salient Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient Adaptive Balanced Fund	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Investor Class
Actual	$1,000.00	$1,021.60	0.84%	$4.22

Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22
Institutional Class
Actual	$1,000.00	$1,023.80	0.35%	$1.76

Hypothetical	$1,000.00	$1,023.12	0.35%	$1.76
Class A
Actual	$1,000.00	$1,022.20	0.69%	$3.47

Hypothetical	$1,000.00	$1,021.43	0.69%	$3.47
Class C
Actual	$1,000.00	$1,018.70	1.34%	$6.73

Hypothetical	$1,000.00	$1,018.20	1.34%	$6.72
Salient Adaptive Income Fund
Investor Class
Actual	$1,000.00	$1,036.60	0.89%	$4.51

Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47
Institutional Class
Actual	$1,000.00	$1,039.00	0.39%	$1.98

Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96

June 30, 2016	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

Salient Adaptive Income Fund (continued)	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Class A
Actual	$1,000.00	$1,037.70	0.64%	$3.24

Hypothetical	$1,000.00	$1,021.68	0.64%	$3.22
Class C
Actual	$1,000.00	$1,033.60	1.39%	$7.03

Hypothetical	$1,000.00	$1,017.95	1.39%	$6.97
Salient Adaptive US Equity Fund
Investor Class
Actual	$1,000.00	$1,091.50	1.25%	$6.50

Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27
Institutional Class
Actual	$1,000.00	$1,093.60	0.85%	$4.42

Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
Class Z
Actual	$1,000.00	$1,094.20	0.75%	$3.91

Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Salient Frontier Strategy Fund
Investor Class
Actual	$1,000.00	$980.80	1.29%	$6.35

Hypothetical	$1,000.00	$1,018.45	1.29%	$6.47
Institutional Class
Actual	$1,000.00	$982.90	0.99%	$4.88

Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
Advisor Class
Actual	$1,000.00	$983.20	0.99%	$4.88

Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
Class Z
Actual	$1,000.00	$983.50	0.89%	$4.39

Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47
Salient High Yield Fund
Investor Class
Actual	$1,000.00	$1,062.60	1.52%	$7.80

Hypothetical	$1,000.00	$1,017.30	1.52%	$7.62
Institutional Class
Actual	$1,000.00	$1,063.70	1.13%	$5.80

Hypothetical	$1,000.00	$1,019.24	1.13%	$5.67

11	June 30, 2016

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

Salient High Yield Fund (continued)	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Class C
Actual	$1,000.00	$1,059.10	2.02%	$10.34

Hypothetical	$1,000.00	$1,014.82	2.02%	$10.12
Class Z
Actual	$1,000.00	$1,064.30	1.02%	$5.24

Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12
Salient Investment Grade Fund
Investor Class
Actual	$1,000.00	$1,053.10	1.15%	$5.87

Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Institutional Class
Actual	$1,000.00	$1,056.10	0.75%	$3.83

Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class Z
Actual	$1,000.00	$1,056.70	0.65%	$3.32

Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

June 30, 2016	12

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Salient Adaptive Balanced Fund
UNDERLYING SALIENT FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Salient Adaptive Growth Fund—Salient Advisors, L.P.	65	19.92%	(a)
Salient Trend Fund—Salient Advisors, L.P.	69	15.27%	(a)
Salient Adaptive US Equity Fund—Forward Management, LLC	5	14.80%
Salient Investment Grade Fund—Forward Management, LLC	4	9.83%
Salient Tactical Muni & Credit Fund—Pacific Investment Management Co. LLC	59	9.07%	(a)
Salient International Dividend Signal Fund—Forward Management, LLC	103	8.78%	(a)
Salient Real Estate Fund—Forward Management, LLC	52	6.27%	(a)
Salient EM Corporate Debt Fund—Forward Management, LLC	70	4.73%	(a)
Salient Select Income Fund—Forward Management, LLC	88	4.13%	(a)
Salient International Small Cap Fund—Pictet Asset Management SA	113	1.81%	(a)
Salient Frontier Strategy Fund—Forward Management, LLC	2	1.47%
Salient High Yield Fund—Forward Management, LLC	54	0.93%
Salient US Dividend Signal Fund—Forward Management, LLC	39	0.64%	(a)
Net Other Assets and Liabilities		2.35%
		100.00%

Salient Adaptive Income Fund
UNDERLYING SALIENT FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Salient High Yield Fund—Forward Management, LLC	54	24.82%
Salient EM Corporate Debt Fund—Forward Management, LLC	70	24.56%	(a)
Salient Select Income Fund—Forward Management, LLC	88	22.83%	(a)
Salient International Dividend Signal Fund—Forward Management, LLC	103	12.60%	(a)

UNDERLYING SALIENT FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Salient Tactical Muni & Credit Fund—Pacific Investment Management Co. LLC	59	9.52%	(a)
Salient Real Estate Fund—Forward Management, LLC	52	1.87%	(a)
Salient Investment Grade Fund—Forward Management, LLC	4	1.84%
Salient EM Infrastructure Fund—Forward Management, LLC	41	0.68%	(a)
Salient EM Dividend Signal Fund—Forward Management, LLC	60	0.52%	(a)
Salient International Real Estate Fund—Forward Management, LLC	39	0.37%	(a)
Net Other Assets and Liabilities		0.39%
		100.00%

Salient Adaptive US Equity Fund*
Exchange-Traded Funds		94.03%
Net Other Assets and Liabilities		5.97%
		100.00%

Salient Frontier Strategy Fund*
Exchange-Traded Funds		1.06%
Net Other Assets and Liabilities		98.94%
		100.00%

Salient High Yield Fund
Materials		20.55%
Energy		17.40%
Financials		14.75%
Consumer Discretionary		8.13%
Communications		8.08%
Information Technology		6.77%
Consumer Staples		5.70%
Industrials		5.21%
Telecommunication Services		3.95%
Healthcare		3.95%
Utilities		3.43%
Net Other Assets and Liabilities		2.08%
		100.00%

13	June 30, 2016

Summary of Portfolio Holdings (Note 10) (Unaudited)

Salient Investment Grade Fund*
U.S. Treasury Bonds & Notes	66.80%
Net Other Assets and Liabilities	33.20%
100.00%

These allocations may not reflect the current or future position of the portfolios.

* Weightings reflect long positions and excludes securities sold short and derivative instruments.

(a) Salient Adaptive Growth Fund, Salient EM Corporate Debt Fund, Salient EM Dividend Signal Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Tactical Muni & Credit Fund, Salient Trend Fund and Salient US Dividend Signal Fund’s June 30, 2016 Semi-Annual Report may be obtained at www.salientpartners.com.

June 30, 2016	14

Portfolio of Investments (Note 10) (Unaudited)

Salient Adaptive Balanced Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 97.65%

941,533	Salient Adaptive Growth Fund—Class I(a)	19.92%	$8,163,089

157,776	Salient Adaptive US Equity Fund—Class Z	14.80%	6,064,894

261,728	Salient EM Corporate Debt Fund—Institutional Class(a)	4.73%	1,936,788

78,035	Salient Frontier Strategy Fund—Class Z	1.47%	603,211

42,834	Salient High Yield Fund—Class Z	0.93%	382,081

589,279	Salient International Dividend Signal Fund—Institutional Class(a)	8.78%	3,600,492

43,973	Salient International Small Cap Fund—Institutional Class(a)	1.81%	740,061

352,640	Salient Investment Grade Fund—Class Z	9.83%	4,030,680

200,443	Salient Real Estate Fund—Institutional Class(a)	6.27%	2,571,678

71,378	Salient Select Income Fund—Institutional Class(a)	4.13%	1,692,383

472,972	Salient Tactical Muni & Credit Fund—Institutional Class(a)	9.07%	3,717,562

587,856	Salient Trend Fund—Class I(a)	15.27%	6,260,671

10,343	Salient US Dividend Signal Fund—Institutional Class(a)	0.64%	262,907

	Total Affiliated Investment Companies (Cost $37,571,191)		40,026,497

	Total Investments: 97.65% (Cost $37,571,191)		40,026,497

	Net Other Assets and Liabilities: 2.35%		964,783

	Net Assets: 100.00%		$40,991,280

Percentages are stated as a percent of net assets.

(a) Salient Adaptive Growth Fund, Salient EM Corporate Debt Fund, Salient International Dividend Signal Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Tactical Muni & Credit Fund, Salient Trend Fund and Salient US Dividend Signal Fund’s June 30, 2016 Semi-Annual Report may be obtained at www.salientpartners.com.

See Notes to Financial Statements	15	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient Adaptive Income Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 99.61%

495,137	Salient EM Corporate Debt Fund—Institutional Class(a)	24.56%	$3,664,012

8,990	Salient EM Dividend Signal Fund—Institutional Class(a)	0.52%	77,852

4,610	Salient EM Infrastructure Fund—Institutional Class(a)	0.68%	100,687

415,184	Salient High Yield Fund—Class Z	24.82%	3,703,444

307,808	Salient International Dividend Signal Fund—Institutional Class(a)	12.60%	1,880,705

4,139	Salient International Real Estate Fund—Institutional Class(a)	0.37%	55,880

24,043	Salient Investment Grade Fund—Class Z	1.84%	274,810

21,741	Salient Real Estate Fund—Institutional Class(a)	1.87%	278,938

143,660	Salient Select Income Fund—Institutional Class(a)	22.83%	3,406,169

180,783	Salient Tactical Muni & Credit Fund—Institutional Class(a)	9.52%	1,420,952

	Total Affiliated Investment Companies (Cost $15,041,444)		14,863,449

	Total Investments: 99.61% (Cost $15,041,444)		14,863,449

	Net Other Assets and Liabilities: 0.39%		57,478

	Net Assets: 100.00%		$14,920,927

Percentages are stated as a percent of net assets.

(a) Salient EM Corporate Debt Fund, Salient EM Dividend Signal Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient Real Estate Fund, Salient Select Income Fund and Salient Tactical Muni & Credit Fund’s June 30, 2016 Semi-Annual Report may be obtained at www.salientpartners.com.

June 30, 2016	16	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient Adaptive US Equity Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 94.03%

80,474	Consumer Staples Select Sector SPDR® Fund	$4,438,141

84,416	Utilities Select Sector SPDR® Fund	4,429,308

49,376	Vanguard REIT ETF	4,378,170

44,853	Vanguard Telecommunication Services ETF	4,413,535

	Total Exchange-Traded Funds (Cost $16,330,679)	17,659,154

	Total Investments: 94.03% (Cost $16,330,679)	17,659,154

	Net Other Assets and Liabilities: 5.97%	1,120,559	(a)

	Net Assets: 100.00%	$18,779,713

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
E-Mini S&P 500® Futures	Long	48	09/16/16	$5,016,480	$(13,831)
Total Futures Contracts				$5,016,480	$(13,831)

Investment Abbreviations:

ETF — Exchange-Traded Fund

REIT — Rest Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

See Notes to Financial Statements	17	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient Frontier Strategy Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 1.06%

3,900	iShares® MSCI Frontier 100 Index Fund	$95,511

	Total Exchange-Traded Funds (Cost $89,426)	95,511

	Total Investments: 1.06% (Cost $89,426)	95,511

	Net Other Assets and Liabilities: 98.94%	8,887,084	(a)

	Net Assets: 100.00%	$8,982,595

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Goldman Sachs	MSCI Frontier Markets Daily Net Total Return Index	3-month LIBOR plus 127 Bps	Total Return	08/04/16	$10,099,834	$(1,234,066)
Total of Total Return Swap Contracts					$10,099,834	$(1,234,066)

Investment Abbreviations:

Bps — Basis Points

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

June 30, 2016	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient High Yield Fund

Principal Amount		Value (Note 2)

Convertible Corporate Bonds: 2.94%
Industrials: 2.94%

$2,500,000	Songa Offshore, Sub. Notes 2.000%, 04/20/22(a)	$2,500,000

	Total Convertible Corporate Bonds (Cost $2,500,000)	2,500,000

Corporate Bonds: 94.97%
Communications: 8.08%

1,000,000	Anixter, Inc., Sr. Unsec. Notes 5.500%, 03/01/23(b)	1,021,250

2,750,000	CCO Holdings Llc/CCO Holdings Capital Corp., Sr. Unsec. Notes 5.125%, 05/01/23(a)(b)	2,784,375

1,500,000	Level 3 Financing, Inc., Sr. Unsec. Notes 5.375%, 08/15/22(b)	1,520,625

1,500,000	Sinclair Television Group, Inc., Sr. Unsec. Notes 5.875%, 03/15/26(a)(b)	1,533,750

		6,860,000

Consumer Discretionary: 8.13%

1,629,608	Air Canada 2013-1 Class B Pass Through Trust, Second Lien Notes 5.375%, 05/15/21(a)(b)	1,639,793

856,085	American Airlines 2013-1 B Pass Through Trust, Second Lien Notes 5.625%, 01/15/21(a)(b)	882,838

1,500,000	Beverages & More, Inc., Sec. Notes 10.000%, 11/15/18(a)	1,363,125

2,250,000	Cablevision Systems Corp., Sr. Unsec. Notes 5.875%, 09/15/22(b)	2,025,000

950,000	Gray Television, Inc., Sr. Unsec. Notes 7.500%, 10/01/20(b)	995,125

		6,905,881

Consumer Staples: 5.70%

2,250,000	C&S Group Enterprises Llc, Sec. Notes 5.375%, 07/15/22(a)	2,143,125

1,000,000	Cott Beverages, Inc., Sr. Unsec. Notes 5.375%, 07/01/22(b)	1,003,750

1,500,000	DS Services of America, Inc., Second Lien Notes 10.000%, 09/01/21(a)	1,691,250

		4,838,125

Principal Amount		Value (Note 2)

Energy: 17.40%

$1,500,000	Genesis Energy LP/Genesis Energy Finance Corp., Sr. Unsec. Notes 6.750%, 08/01/22(b)	$1,462,500

5,000,000	Golden Close Maritime Corp., Ltd., Sec. Notes 9.000%, 10/24/19(a)	1,200,000
5,222,000	Halcon Resources Corp., Sr. Unsec. Notes 9.750%, 07/15/20	1,201,060

654,000	Latina Offshore, Ltd., First Lien Notes 8.875%, 07/03/18(a)	362,970

4,000,000	Memorial Production Partners LP/Memorial Production Finance Corp., Sr. Unsec. Notes 6.875%, 08/01/22	2,020,000

2,103,010	Neptuno Finance, Ltd., First Lien Notes 9.750%, 11/07/19(a)	1,882,193

2,475,000	NGL Energy Partners LP/NGL Energy Finance Corp., Sr. Unsec. Notes 5.125%, 07/15/19	2,264,625

1,900,180	PSOS Finance, Ltd., First Lien Notes 11.750%, 04/23/18(a)	1,330,126

6,000,000	SandRidge Energy, Inc., Second Lien Notes 8.750%, 06/01/20(a)(c)	2,490,000

1,324,000	Vanguard Natural Resources Llc/VNR Finance Corp., 2nd Lien Notes 7.000%, 02/15/23(a)(d)	569,320

		14,782,794

Financials: 14.75%

1,000,000	CIT Group, Inc., Sr. Unsec. Notes 5.000%, 08/01/23(b)	1,010,000

1,500,000	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance, Sr. Unsec. Notes 5.000%, 08/01/21(a)	1,383,750

1,500,000	Equinix, Inc., Sr. Unsec. Notes 5.750%, 01/01/25(b)	1,560,000

2,213,000	Hub Holdings Llc/Hub Holdings Finance, Inc., Sr. Unsec. PIK Notes 8.125% (or 8.875% PIK), 07/15/19(a)	2,135,545

2,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Unsec. Notes 5.875%, 02/01/22(b)	1,890,000

See Notes to Financial Statements	19	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient High Yield Fund

Principal Amount		Value (Note 2)

Financials (continued): 14.75%

$1,000,000	MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsec. Notes 6.375%, 02/15/22(b)	$1,041,250

1,950,000	NewStar Financial, Inc., Sr. Unsec. Notes 7.250%, 05/01/20	1,820,812

1,635,000	Sabra Health Care LP/Sabra Capital Corp., Sr. Unsec. Notes 5.500%, 02/01/21(b)	1,684,050

		12,525,407

Healthcare: 3.95%

1,500,000	HCA, Inc., Sr. Unsec. Notes 5.375%, 02/01/25(b)	1,541,250

2,235,000	Tenet Healthcare Corp., Sr. Unsec. Notes 6.875%, 11/15/31	1,813,144

		3,354,394

Industrials: 2.26%

4,000,000	Far East Capital, Ltd., SA, Sec. Notes 8.000%, 05/02/18(c)(e)	1,920,000

Information Technology: 6.77%

3,000,000	BCP Singapore VI Cayman Financing Co., Ltd., Sec. Notes 8.000%, 04/15/21(a)	2,587,500

1,000,000	First Data Corp., Sr. Unsec. Notes 7.000%, 12/01/23(a)(b)	1,018,750

2,000,000	Western Digital Corp., Sr. Unsec. Notes 10.500%, 04/01/24(a)(b)	2,145,000

		5,751,250

Materials: 20.55%

4,000,000	AK Steel Corp., Sr. Unsec. Notes 7.625%, 05/15/20	3,825,000

1,250,000	Ball Corp., Sr. Unsec. Notes 5.250%, 07/01/25(b)	1,307,812

1,000,000	Blue Cube Spinco, Inc., Sr. Unsec. Notes 9.750%, 10/15/23(a)(b)	1,162,500

3,000,000	First Quantum Minerals, Ltd., Sr. Unsec. Notes 6.750%, 02/15/20(a)	2,520,000

1,500,000	INEOS Group Holdings SA, Sr. Unsec. Notes 5.875%, 02/15/19(a)(b)	1,503,750

Principal Amount		Value (Note 2)

$2,000,000	Owens—Brockway, Sr. Unsec. Notes 5.375%, 01/15/25(a)(b)	$1,992,500

1,475,000	PolyOne Corp., Sr. Unsec. Notes 5.250%, 03/15/23(b)	1,493,438

3,000,000	Teck Resources, Ltd., Sr, Unsec. Notes 6.250%, 07/15/41	2,145,000

1,500,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Sr. Unsec. Notes 6.750%, 05/01/22(a)(b)	1,500,000

		17,450,000

Telecommunication Services: 3.95%

1,500,000	T-Mobile USA, Inc., Sr. Unsec. Notes 6.625%, 04/01/23(b)	1,591,305

1,750,000	Trilogy International Partners LLC, Sec. Notes 13.375%, 05/15/19(a)	1,763,125

		3,354,430

Utilities: 3.43%

1,974,000	Calpine Corp., Sr. Unsec. Notes 5.375%, 01/15/23(b)	1,934,520

1,000,000	NRG Energy, Inc., Sr. Unsec. Notes 6.250%, 07/15/22(b)	982,500

		2,917,020

	Total Corporate Bonds (Cost $80,289,220)	$80,659,301

Shares

Warrants: 0.01%
Industrials: 0.01%

42,543,000	Songa Offshore SE, Strike Price 0.001 NOK (expiring 04/20/19)	5,084

	Total Warrants (Cost $0)	5,084

	Total Investments: 97.92% (Cost $82,789,220)	83,164,385

	Net Other Assets and Liabilities: 2.08%	1,765,373	(f)

	Net Assets: 100.00%	$84,929,758

June 30, 2016	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient High Yield Fund

Principal Amount		Value (Note 2)

Schedule of Securities Sold Short
Corporate Bonds

$(1,000,000)	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Sr. Unsec. Notes 6.250%, 4/1/2023	$(925,000)

(3,000,000)	The Williams Cos., Inc., Sr. Unsec. Notes 4.550%, 6/24/2024	(2,770,500)

	Total Securities Sold Short (Proceeds $3,014,057)	$(3,695,500)

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $42,085,285, representing 49.55% of net assets.

(b) Security, or portion of security, is being held as collateral for short sales or the line(s) of credit. At period end, the aggregate value of those securities was $40,100,577, representing 47.22% of net assets.

(c) Security in default.

(d) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(e) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $1,920,000, representing 2.36% of net assets.

(f) Includes cash which is being held as collateral for short securities and credit default swap contracts.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
03/30/12-05/04/16	Vanguard Natural Resources Llc/VNR Finance Corp., 2nd Lien Notes 7.000%, 02/15/23(a)(d)	$2,288,858	$569,320	0.67%

Centrally Cleared Credit Default Swap Contracts - Buy Protection(g)

Reference Obligation	Notional Amount(h)	Implied Credit Spread at June 30, 2016(i)	Rate Received by Fund	Termination Date	Swap Premiums Received	Unrealized Gain/(Loss)
CDX North American High Yield Index Series 26	$15,000,000	4.282%	5.00%	06/20/21	$363,000	$(94,463)
Total of Credit Default Swap Contracts					$363,000	$(94,463)

(g) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(h) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	21	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient High Yield Fund

Investment Abbreviations:

PIK — Payment in-kind

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Currency Abbreviations:

NOK — Norwegian Krone

June 30, 2016	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient Investment Grade Fund

Principal Amount		Value (Note 2)

U.S. Treasury Bonds & Notes: 66.80%

$1,000,000	U.S. Treasury Bonds 3.000%, 11/15/45	$1,150,859

500,000	6.250%, 05/15/30	786,250

3,000,000	U.S. Treasury Notes 1.125%, 02/28/21	3,021,504

	Total U.S. Treasury Bonds & Notes (Cost $4,792,712)	4,958,613

	Total Investments: 66.80% (Cost $4,792,712)	4,958,613

	Net Other Assets and Liabilities: 33.20%	2,464,489	(a)

	Net Assets: 100.00%	$7,423,102

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for swap contracts.

Centrally Cleared Credit Default Swap Contracts - Sell Protection(b)

Reference Obligation	Notional Amount(c)	Implied Credit Spread at June 30, 2016(d)	Rate Received by Fund	Termination Date	Swap Premiums Paid	Unrealized Gain/(Loss)
CDX North American Investment Grade Index Series 25	4,000,000	0.79%	1.00%	12/20/20	$(33,108)	$(4,836)
Total of Credit Default Swap Contracts					$(33,108)	$(4,836)

(b) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(c) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury Obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other event occurring under the terms of the agreement.

See Notes to Financial Statements	23	June 30, 2016

Statement of Assets and Liabilities (Unaudited)

	Salient Adaptive Balanced Fund	Salient Adaptive Income Fund	Salient Adaptive US Equity Fund
Assets:
Investments in affiliates, at value	$40,026,497	$14,863,449	$—
Investments, at value	—	—	17,659,154
Cash	900,596	296,953	167,799
Deposit with broker for futures contracts	—	—	435,034
Variation margin receivable	—	—	56,160
Receivable for investments sold	—	—	576,016
Receivable for shares sold	13,357	—	—
Receivable due from advisor	25,635	12,396	3,243
Other assets	55,268	37,719	13,303

Total Assets	41,021,353	15,210,517	18,910,709

Liabilities:
Payable for investments purchased	—	—	92,160
Payable for shares redeemed	12,206	281,961	—
Payable for distribution and service fees	17,266	7,037	1,241
Payable to trustees	—	—	68
Payable for compliance fees	382	153	200
Payable for legal and audit fees	219	77	18,048
Accrued expenses and other liabilities	—	362	19,279

Total Liabilities	30,073	289,590	130,996

Net Assets	$40,991,280	$14,920,927	$18,779,713

Net Assets Consist of:
Paid-in capital	$49,004,884	$17,019,473	$16,149,996
Accumulated net investment income/(loss)	(3,614)	(1,399)	152,555
Accumulated net realized gain/(loss)	(10,465,296)	(1,919,152)	1,162,518
Net unrealized appreciation/(depreciation)	2,455,306	(177,995)	1,314,644

Total Net Assets	$40,991,280	$14,920,927	$18,779,713

Investments in Affiliates, At Cost	$37,571,191	$15,041,444	$—

Investments, At Cost	$—	$—	$16,330,679

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$13.04	$13.03	$34.95
Net Assets	$4,160,284	$1,917,513	$2,023,783
Shares of beneficial interest outstanding	319,141	147,153	57,902
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.03	$13.05	$38.19
Net Assets	$13,206,283	$3,940,070	$10,691,072
Shares of beneficial interest outstanding	1,013,220	301,877	279,921

June 30, 2016	24	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Salient Adaptive Balanced Fund (continued)		Salient Adaptive Income Fund (continued)		Salient Adaptive US Equity Fund (continued)
Class A:
Net Asset Value, offering and redemption price per share	$13.03		$13.04		—
Net Assets	$12,540,185		$3,713,872		—
Shares of beneficial interest outstanding	962,601		284,717		—
Maximum offering price per share	$13.82	(a)	$13.55	(b)	—
Class C:
Net Asset Value, offering and redemption price per share	$12.91		$12.97		—
Net Assets	$11,084,528		$5,349,472		—
Shares of beneficial interest outstanding	858,573		412,426		—
Class Z:
Net Asset Value, offering and redemption price per share	—		—		$38.44
Net Assets	—		—		$6,064,858
Shares of beneficial interest outstanding	—		—		157,776

(a) Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)

(b) Maximum offering price per share (NAV/0.9625, based on maximum sales charge of 3.75% of the offering price)

See Notes to Financial Statements	25	June 30, 2016

Statement of Assets and Liabilities (Unaudited)

	Salient Frontier Strategy Fund	Salient High Yield Fund	Salient Investment Grade Fund
Assets:
Investments, at value	$95,511	$83,164,385	$4,958,613
Cash	8,835,497	2,408,308	2,238,137
Deposit with broker for futures contracts	—	—	29,574
Deposit with broker for swap contracts	1,500,000	907,159	139,943
Deposit with broker for securities sold short	—	3,927,744	—
Variation margin receivable for swap contracts	—	—	6,835
Receivable for swap contract payments	—	—	1,069
Receivable for investments sold	—	214,693	—
Receivable for shares sold	—	330,847	—
Swap premiums paid	—	—	33,108
Receivable due from advisor	6,001	—	5,892
Interest and dividends receivable	—	2,059,020	19,103
Other assets	17,669	29,394	15,642

Total Assets	10,454,678	93,041,550	7,447,916

Liabilities:
Securities sold short (Proceeds $—, $3,014,057 and $—, respectively)	—	3,695,500	—
Payable on loan (Note 2)	—	3,413,618	—
Payable for interest due on loan (Note 2)	—	69	—
Variation margin payable for swap contracts	—	68,923	—
Unrealized loss on swap contracts	1,234,066	—	—
Payable for swap contract payments	177,735	22,917	—
Swap premiums received	—	363,000	—
Payable for investments purchased	—	373,167	—
Payable for shares redeemed	3,725	62,102	378
Payable to advisor	—	36,143	—
Payable for distribution and service fees	1,540	26,580	1,394
Payable to trustees	—	20	157
Payable for compliance fees	86	637	27
Payable for interest expense on short sales	—	18,224	—
Payable for legal and audit fees	25,593	6,101	16,363
Accrued expenses and other liabilities	29,338	24,791	6,495

Total Liabilities	1,472,083	8,111,792	24,814

Net Assets	$8,982,595	$84,929,758	$7,423,102

Net Assets Consist of:
Paid-in capital	$40,085,606	$98,949,220	$22,605,055
Accumulated net investment income/(loss)	(23,753)	206,033	(18,495)
Accumulated net realized loss	(29,851,277)	(13,824,754)	(15,324,523)
Net unrealized appreciation/(depreciation)	(1,227,981)	(400,741)	161,065

Total Net Assets	$8,982,595	$84,929,758	$7,423,102

Investments, At Cost	$89,426	$82,789,220	$4,792,712

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$7.66	$8.97	$11.45
Net Assets	$4,425,630	$61,259,620	$2,130,650
Shares of beneficial interest outstanding	577,382	6,833,076	186,003

June 30, 2016	26	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Salient Frontier Strategy Fund (continued)	Salient High Yield Fund (continued)	Salient Investment Grade Fund (continued)
Institutional Class:
Net Asset Value, offering and redemption price per share	$7.48	$8.94	$11.45
Net Assets	$3,842,258	$18,935,548	$985,753
Shares of beneficial interest outstanding	513,711	2,118,450	86,067
Class C:
Net Asset Value, offering and redemption price per share	—	$8.93	—
Net Assets	—	$648,660	—
Shares of beneficial interest outstanding	—	72,617	—
Advisor Class:
Net Asset Value, offering and redemption price per share	$7.63	—	—
Net Assets	$111,539	—	—
Shares of beneficial interest outstanding	14,617	—	—
Class Z:
Net Asset Value, offering and redemption price per share	$7.73	$8.92	$11.43
Net Assets	$603,168	$4,085,930	$4,306,699
Shares of beneficial interest outstanding	78,035	458,018	376,683

See Notes to Financial Statements	27	June 30, 2016

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Salient Adaptive Balanced Fund	Salient Adaptive Income Fund	Salient Adaptive US Equity Fund
Investment Income:
Interest	$1,513	$542	$1,997
Dividends	—	—	198,723
Dividends from affiliated investments	493,683	488,886	11,464

Total Investment Income	495,196	489,428	212,184

Expenses:
Investment advisory fee	18,808	7,148	48,438
Administration fee	7,748	5,013	23,650
Custodian fee	5	454	3,343
Legal and audit fees	56,337	29,977	23,210
Transfer agent fee	13,613	6,610	6,736
Trustees’ fees and expenses	—	—	2,426
Registration/filing fees	35,203	29,954	12,930
Reports to shareholder and printing fees	10,438	4,598	8,034
Distribution and service fees
Investor Class	9,804	4,515	4,743
Class A	19,948	4,585	—
Class C	50,896	27,302	—
Compliance fees	3,601	1,363	1,745
Other	3,228	2,277	1,272

Total expenses before waivers	229,629	123,796	136,527
Less fees waived/reimbursed by investment advisor (Note 3)	(83,931)	(59,554)	(54,006)

Total Net Expenses	145,698	64,242	82,521

Net Investment Income:	349,498	425,186	129,663

Net realized gain/(loss) on affiliated investments	(2,772,496)	(750,412)	317,729
Net realized loss on investments	—	—	(128,366)
Net realized gain on futures contracts	—	—	274,703
Net realized gain on swap contracts	—	—	820,100
Net change in unrealized appreciation/depreciation on affiliated investments	4,583,215	1,050,404	—
Net change in unrealized appreciation/depreciation on investments	—	—	1,330,565
Net change in unrealized appreciation/depreciation on futures contracts	—	—	(13,831)
Net change in unrealized appreciation/depreciation on swap contracts	—	—	(1,115,924)

Net Realized and Unrealized Gain on Investments, Futures Contracts and Swap Contracts	1,810,719	299,992	1,484,976

Net Increase in Net Assets Resulting From Operations	$2,160,217	$725,178	$1,614,639

June 30, 2016	28	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Salient Frontier Strategy Fund	Salient High Yield Fund	Salient Investment Grade Fund
Investment Income:
Interest	$9,972	$3,687,956	$106,551
Dividends	1,984	—	—

Total Investment Income	11,956	3,687,956	106,551

Expenses:
Interest on short sales	—	71,638	—
Investment advisory fee	40,321	225,577	18,111
Administration fee	18,628	46,858	7,156
Custodian fee	2,453	2,537	202
Legal and audit fees	24,226	42,137	17,032
Transfer agent fee	20,544	17,484	2,975
Trustees’ fees and expenses	1,838	11,359	1,879
Registration/filing fees	24,663	24,497	14,703
Reports to shareholder and printing fees	—	16,642	6,710
Distribution and service fees
Investor Class	9,377	163,676	19,747
Class C	—	3,409	—
Advisor Class	65	—	—
Compliance fees	859	7,828	1,267
Interest on loan	—	2,478	—
Other	2,032	3,858	1,058

Total expenses before waivers	145,006	639,978	90,840
Less fees waived/reimbursed by investment advisor (Note 3)	(91,366)	—	(23,317)

Total Net Expenses	53,640	639,978	67,523

Net Investment Income/(Loss):	(41,684)	3,047,978	39,028

Net realized gain/(loss) on investments	(54,689)	(2,031,885)	281,980
Net realized gain on futures contracts	—	—	5,035
Net realized gain/(loss) on swap contracts	(718,921)	(101,924)	19,962
Net change in unrealized appreciation/depreciation on investments	180,278	5,422,544	200,960
Net change in unrealized appreciation/depreciation on securities sold short	—	(681,443)	—
Net change in unrealized appreciation/depreciation on swap contracts	370,465	(94,463)	6,476

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, Securities Sold Short and Swap Contracts	(222,867)	2,512,829	514,413

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(264,551)	$5,560,807	$553,441

See Notes to Financial Statements	29	June 30, 2016

Statement of Changes in Net Assets

	Salient Adaptive Balanced Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$349,498	$596,414
Net realized loss(b)	(2,772,496)	(1,652,037)
Capital gain distributions from affiliated investments	—	676,850
Net change in unrealized appreciation/depreciation	4,583,215	(1,504,461)

Net increase/(decrease) in net assets resulting from operations	2,160,217	(1,883,234)

Distributions to Shareholders:
From net investment income
Investor Class	(38,916)	(57,340)
Institutional Class	(143,563)	(312,609)
Class A	(120,479)	(169,516)
Class C	(76,199)	(127,067)

Total distributions	(379,157)	(666,532)

Share Transactions:
Investor Class
Proceeds from sale of shares	199,697	474,891
Issued to shareholders in reinvestment of distributions	38,415	57,111
Cost of shares redeemed	(1,030,046)	(1,510,284)
Acquisition (Note 11)	3,110,479	—

Net increase/(decrease) from share transactions	2,318,545	(978,282)

Institutional Class
Proceeds from sale of shares	152,539	235,136
Issued to shareholders in reinvestment of distributions	140,157	306,273
Cost of shares redeemed	(509,135)	(1,079,824)
Acquisition (Note 11)	3,491,170	—

Net increase/(decrease) from share transactions	3,274,731	(538,415)

Class A
Proceeds from sale of shares	176,956	177,577
Issued to shareholders in reinvestment of distributions	120,041	168,958
Cost of shares redeemed	(1,615,232)	(2,304,644)
Acquisition (Note 11)	7,866,680	—

Net increase/(decrease) from share transactions	6,548,445	(1,958,109)

Class C
Proceeds from sale of shares	153,889	182,562
Issued to shareholders in reinvestment of distributions	74,897	125,598
Cost of shares redeemed	(1,458,723)	(2,039,803)
Acquisition (Note 11)	6,548,027	—

Net increase/(decrease) from share transactions	5,318,090	(1,731,643)

Net increase/(decrease) in net assets	$19,240,871	$(7,756,215)

Net Assets:
Beginning of period	21,750,409	29,506,624

End of period (including accumulated net investment income/(loss) of $(3,614) and $26,045, respectively)	$40,991,280	$21,750,409

June 30, 2016	30	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Adaptive Balanced Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	16,096	33,671
Distributions reinvested	3,039	4,114
Redeemed	(82,714)	(110,329)
Acquisition (Note 11)	257,936	—

Net increase/(decrease) in shares outstanding	194,357	(72,544)

Institutional Class
Sold	12,392	16,218
Distributions reinvested	11,079	22,214
Redeemed	(41,079)	(76,623)
Acquisition (Note 11)	289,546	—

Net increase/(decrease) in shares outstanding	271,938	(38,191)

Class A
Sold	14,210	12,537
Distributions reinvested	9,499	12,212
Redeemed	(130,812)	(161,681)
Acquisition (Note 11)	652,772	—

Net increase/(decrease) in shares outstanding	545,669	(136,932)

Class C
Sold	12,580	12,962
Distributions reinvested	5,987	9,100
Redeemed	(118,840)	(145,032)
Acquisition (Note 11)	548,282	—

Net increase/(decrease) in shares outstanding	448,009	(122,970)

(a) Prior to May 1, 2016, the Salient Adaptive Balanced Fund was known as the Forward Growth Allocation Fund.

(b) Prior to December 31, 2015, the Salient Adaptive Balanced Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient Adaptive Balanced Fund’s change in net assets.

See Notes to Financial Statements	31	June 30, 2016

Statement of Changes in Net Assets

	Salient Adaptive Income Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$425,186	$538,253
Net realized loss(b)	(750,412)	(1,128,808)
Capital gain distributions from affiliated investments	—	163,042
Net change in unrealized appreciation/depreciation	1,050,404	(581,252)

Net increase/(decrease) in net assets resulting from operations	725,178	(1,008,765)

Distributions to Shareholders:
From net investment income
Investor Class	(54,742)	(75,142)
Institutional Class	(113,002)	(167,069)
Class A	(119,684)	(74,744)
Class C	(151,792)	(216,282)

Total distributions	(439,220)	(533,237)

Share Transactions:
Investor Class
Proceeds from sale of shares	53,371	428,793
Issued to shareholders in reinvestment of distributions	54,542	74,579
Cost of shares redeemed	(491,722)	(1,217,773)
Acquisition (Note 11)	856,783	—

Net increase/(decrease) from share transactions	472,974	(714,401)

Institutional Class
Proceeds from sale of shares	741,799	1,062,643
Issued to shareholders in reinvestment of distributions	108,298	166,998
Cost of shares redeemed	(737,432)	(2,286,129)
Acquisition (Note 11)	896,271	—

Net increase/(decrease) from share transactions	1,008,936	(1,056,488)

Class A
Proceeds from sale of shares	47,896	330,092
Issued to shareholders in reinvestment of distributions	100,635	56,028
Cost of shares redeemed	(782,182)	(533,567)
Acquisition (Note 11)	2,631,121	—

Net increase/(decrease) from share transactions	1,997,470	(147,447)

Class C
Proceeds from sale of shares	2,035	417,404
Issued to shareholders in reinvestment of distributions	132,656	180,273
Cost of shares redeemed	(1,384,524)	(3,606,089)
Acquisition (Note 11)	2,446,073	—

Net increase/(decrease) from share transactions	1,196,240	(3,008,412)

Net increase/(decrease) in net assets	$4,961,578	$(6,468,750)

Net Assets:
Beginning of period	9,959,349	16,428,099

End of period (including accumulated net investment income/(loss) of $(1,399) and $12,635, respectively)	$14,920,927	$9,959,349

June 30, 2016	32	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Adaptive Income Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	4,192	29,226
Distributions reinvested	4,270	5,308
Redeemed	(39,202)	(84,566)
Acquisition (Note 11)	68,592	—

Net increase/(decrease) in shares outstanding	37,852	(50,032)

Institutional Class
Sold	56,600	73,311
Distributions reinvested	8,468	11,915
Redeemed	(58,021)	(161,208)
Acquisition (Note 11)	71,612	—

Net increase/(decrease) in shares outstanding	78,659	(75,982)

Class A
Sold	3,726	23,241
Distributions reinvested	7,873	4,002
Redeemed	(60,977)	(37,549)
Acquisition (Note 11)	210,414	—

Net increase/(decrease) in shares outstanding	161,036	(10,306)

Class C
Sold	160	28,564
Distributions reinvested	10,438	12,888
Redeemed	(109,191)	(261,402)
Acquisition (Note 11)	196,718	—

Net increase/(decrease) in shares outstanding	98,125	(219,950)

(a) Prior to May 1, 2016, the Salient Adaptive Income Fund was known as the Forward Income Builder Fund.

(b) Prior to December 31, 2015, the Salient Adaptive Income Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient Adaptive Income Fund’s change in net assets.

See Notes to Financial Statements	33	June 30, 2016

Statement of Changes in Net Assets

	Salient Adaptive US Equity Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$129,663	$34,537
Net realized gain(b)	1,284,166	2,165,010
Capital gain distributions from other investment companies	—	8,539
Net change in unrealized appreciation/depreciation	200,810	(2,223,920)

Net increase/(decrease) in net assets resulting from operations	1,614,639	(15,834)

Distributions to Shareholders:
From net investment income
Institutional Class	—	(13,558)
Class Z	—	(13,942)
From net realized gains on investments
Investor Class	—	(263,191)
Institutional Class	—	(1,344,163)
Class Z	—	(1,058,199)

Total distributions	—	(2,693,053)

Share Transactions:
Investor Class
Proceeds from sale of shares	190,366	717,903
Issued to shareholders in reinvestment of distributions	—	255,894
Cost of shares redeemed	(379,510)	(608,772)

Net increase/(decrease) from share transactions	(189,144)	365,025

Institutional Class
Proceeds from sale of shares	216,808	546,107
Issued to shareholders in reinvestment of distributions	—	1,129,312
Cost of shares redeemed	(1,322,103)	(4,506,416)

Net decrease from share transactions	(1,105,295)	(2,830,997)

Class Z
Proceeds from sale of shares	3,193,907	4,574,295
Issued to shareholders in reinvestment of distributions	—	1,072,141
Cost of shares redeemed	(6,430,774)	(7,621,713)

Net decrease from share transactions	(3,236,867)	(1,975,277)

Net decrease in net assets	$(2,916,667)	$(7,150,136)

Net Assets:
Beginning of period	21,696,380	28,846,516

End of period (including accumulated net investment income of $152,555 and $22,892, respectively)	$18,779,713	$21,696,380

June 30, 2016	34	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Adaptive US Equity Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	5,872	19,210
Distributions reinvested	—	7,862
Redeemed	(12,183)	(16,169)

Net increase/(decrease) in shares outstanding	(6,311)	10,903

Institutional Class
Sold	6,368	13,632
Distributions reinvested	—	31,789
Redeemed	(37,657)	(113,148)

Net decrease in shares outstanding	(31,289)	(67,727)

Class Z
Sold	93,303	115,365
Distributions reinvested	—	29,995
Redeemed	(185,237)	(188,803)

Net decrease in shares outstanding	(91,934)	(43,443)

(a) Prior to May 1, 2016, the Salient Adaptive US Equity Fund was known as the Forward Total MarketPlus Fund.

(b) Prior to December 31, 2015, the Salient Adaptive US Equity Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient Adaptive US Equity Fund’s change in net assets.

See Notes to Financial Statements	35	June 30, 2016

Statement of Changes in Net Assets

	Salient Frontier Strategy Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income/(loss)	$(41,684)	$127,858
Net realized loss(b)	(773,610)	(23,049,732)
Net change in unrealized appreciation/depreciation	550,743	5,093,540

Net decrease in net assets resulting from operations	(264,551)	(17,828,334)

Distributions to Shareholders:
From net investment income
Investor Class	—	(30,787)
Institutional Class	—	(199,774)
Advisor Class	—	(3,131)
Class Z	—	(16,307)
From net realized gains on investments
Investor Class	—	(108,803)
Institutional Class	—	(123,129)
Advisor Class	—	(2,396)
Class Z	—	(25,919)

Total distributions	—	(510,246)

Share Transactions:
Investor Class
Proceeds from sale of shares	444,068	4,484,774
Issued to shareholders in reinvestment of distributions	—	138,590
Cost of shares redeemed	(1,261,767)	(15,281,689)

Net decrease from share transactions	(817,699)	(10,658,325)

Institutional Class
Proceeds from sale of shares	1,536,818	30,757,345
Issued to shareholders in reinvestment of distributions	—	247,683
Cost of shares redeemed	(2,518,376)	(95,830,889)

Net decrease from share transactions	(981,558)	(64,825,861)

Advisor Class
Proceeds from sale of shares	25,053	288,738
Issued to shareholders in reinvestment of distributions	—	5,527
Cost of shares redeemed	(61,326)	(2,012,844)

Net decrease from share transactions	(36,273)	(1,718,579)

Class Z
Proceeds from sale of shares	67,228	975,009
Issued to shareholders in reinvestment of distributions	—	42,226
Cost of shares redeemed	(732,553)	(2,048,752)

Net decrease from share transactions	(665,325)	(1,031,517)

Net decrease in net assets	$(2,765,406)	$(96,572,862)

Net Assets:
Beginning of period	11,748,001	108,320,863

End of period (including accumulated net investment income/(loss) of $(23,753) and $17,931, respectively)	$8,982,595	$11,748,001

June 30, 2016	36	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Frontier Strategy Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	58,323	459,679
Distributions reinvested	—	17,426
Redeemed	(164,476)	(1,589,178)

Net decrease in shares outstanding	(106,153)	(1,112,073)

Institutional Class
Sold	212,305	3,169,812
Distributions reinvested	—	31,761
Redeemed	(346,311)	(10,920,276)

Net decrease in shares outstanding	(134,006)	(7,718,703)

Advisor Class
Sold	3,345	31,552
Distributions reinvested	—	698
Redeemed	(8,096)	(215,806)

Net decrease in shares outstanding	(4,751)	(183,556)

Class Z
Sold	9,260	95,856
Distributions reinvested	—	5,267
Redeemed	(100,903)	(210,290)

Net decrease in shares outstanding	(91,643)	(109,167)

(a) Prior to May 1, 2016, the Salient Frontier Strategy Fund was known as the Forward Frontier Strategy Fund.

(b) Prior to December 31, 2015, the Salient Frontier Strategy Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient Frontier Strategy Fund’s change in net assets.

See Notes to Financial Statements	37	June 30, 2016

Statement of Changes in Net Assets

	Salient High Yield Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$3,047,978	$7,539,003
Net realized loss(b)	(2,133,809)	(10,855,125)
Net change in unrealized appreciation/depreciation	4,646,638	(973,048)

Net increase/(decrease) in net assets resulting from operations	5,560,807	(4,289,170)

Distributions to Shareholders:
From net investment income
Investor Class	(2,028,417)	(3,584,561)
Institutional Class	(666,091)	(3,672,487)
Class C	(19,690)	(42,563)
Class Z	(142,360)	(224,760)
From net realized gains on investments
Investor Class	—	(232,835)
Institutional Class	—	(80,223)
Class C	—	(2,858)
Class Z	—	(12,056)

Total distributions	(2,856,558)	(7,852,343)

Share Transactions:
Investor Class
Proceeds from sale of shares	19,628,825	83,555,000
Issued to shareholders in reinvestment of distributions	2,023,834	2,480,865
Cost of shares redeemed	(28,246,854)	(69,581,751)

Net increase/(decrease) from share transactions	(6,594,194)	16,454,114

Institutional Class
Proceeds from sale of shares	14,838,022	69,931,491
Issued to shareholders in reinvestment of distributions	650,149	2,775,923
Cost of shares redeemed	(17,943,925)	(111,234,680)

Net decrease from share transactions	(2,455,754)	(38,527,266)

Class C
Proceeds from sale of shares	15,552	7,649
Issued to shareholders in reinvestment of distributions	19,067	43,774
Cost of shares redeemed	(161,164)	(100,583)

Net decrease from share transactions	(126,545)	(49,160)

Class Z
Proceeds from sale of shares	2,846,425	4,060,000
Cost of shares redeemed	(1,962,177)	(3,179,301)

Net increase from share transactions	884,248	880,699

Net decrease in net assets	$(5,587,997)	$(33,383,126)

Net Assets:
Beginning of period	90,517,755	123,900,881

End of period (including accumulated net investment income of $206,033 and $14,613, respectively)	$84,929,758	$90,517,755

June 30, 2016	38	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient High Yield Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	2,286,960	8,790,811
Distributions reinvested	233,705	268,918
Redeemed	(3,250,743)	(7,299,305)

Net increase/(decrease) in shares outstanding	(730,078)	1,760,424

Institutional Class
Sold	1,719,255	7,303,951
Distributions reinvested	75,095	292,254
Redeemed	(2,072,395)	(11,832,642)

Net decrease in shares outstanding	(278,045)	(4,236,437)

Class C
Sold	1,756	783
Distributions reinvested	2,212	4,655
Redeemed	(18,721)	(10,447)

Net decrease in shares outstanding	(14,753)	(5,009)

Class Z
Sold	333,568	422,041
Redeemed	(226,492)	(331,348)

Net increase in shares outstanding	107,076	90,693

(a) Prior to May 1, 2016, the Salient High Yield Fund was known as the Forward High Yield Bond Fund.

(b) Prior to December 31, 2015, the Salient High Yield Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient High Yield Fund’s change in net assets.

See Notes to Financial Statements	39	June 30, 2016

Statement of Changes in Net Assets

	Salient Investment Grade Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$39,028	$213,875
Net realized gain/(loss)(b)	306,977	(337,234)
Capital gain distributions from other investment companies	—	6,133
Net change in unrealized appreciation/depreciation	207,436	(8,121)

Net increase/(decrease) in net assets resulting from operations	553,441	(125,347)

Distributions to Shareholders:
From net investment income
Investor	(21,913)	(30,604)
Institutional	(8,343)	(16,148)
Class Z	(31,276)	(160,363)

Total distributions	(61,532)	(207,115)

Share Transactions:
Investor Class
Proceeds from sale of shares	18,423,475	35,432,039
Issued to shareholders in reinvestment of distributions	21,913	10,395
Cost of shares redeemed	(17,327,119)	(35,606,196)

Net increase/(decrease) from share transactions	1,118,269	(163,762)

Institutional Class
Proceeds from sale of shares	2,012,835	206,056
Issued to shareholders in reinvestment of distributions	7,757	14,602
Cost of shares redeemed	(1,918,062)	(655,493)

Net increase/(decrease) from share transactions	102,530	(434,835)

Class Z
Proceeds from sale of shares	1,711,719	1,762,200
Cost of shares redeemed	(4,952,444)	(4,323,184)

Net decrease from share transactions	(3,240,725)	(2,560,984)

Net decrease in net assets	$(1,528,017)	$(3,492,043)

Net Assets:
Beginning of period	8,951,119	12,443,162

End of period (including accumulated net investment income/(loss) of $(18,495) and $4,009, respectively)	$7,423,102	$8,951,119

June 30, 2016	40	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Investment Grade Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	1,655,741	3,155,388
Distributions reinvested	1,572	932
Redeemed	(1,547,974)	(3,176,275)

Net increase/(decrease) in shares outstanding	109,339	(19,955)

Institutional Class
Sold	180,935	18,803
Distributions reinvested	513	1,323
Redeemed	(171,517)	(59,239)

Net increase/(decrease) in shares outstanding	9,931	(39,113)

Class Z
Sold	154,312	158,820
Redeemed	(446,731)	(393,154)

Net decrease in shares outstanding	(292,419)	(234,334)

(a) Prior to May 1, 2016, the Salient Investment Grade Fund was known as the Forward Investment Grade Fixed-Income Fund.

(b) Prior to December 31, 2015, the Salient Investment Grade Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient Investment Grade Fund’s change in net assets.

See Notes to Financial Statements	41	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$12.88		$14.33	$14.91	$14.09	$12.94	$14.71
Income/(Loss) from Operations:
Net investment income(c)	0.11		0.29	0.63	0.42	0.33	0.12
Net realized and unrealized gain/(loss) on investments	0.16		(1.40)	(0.58)	0.83	1.22	(0.98)

Total from Investment Operations	0.27		(1.11)	0.05	1.25	1.55	(0.86)

Less Distributions:
From investment income	(0.11)		(0.34)	(0.63)	(0.43)	(0.40)	(0.13)
From capital gains	—		—	—	—	—	(0.78)

Total Distributions	(0.11)		(0.34)	(0.63)	(0.43)	(0.40)	(0.91)

Net Increase/(Decrease) in Net Asset Value	0.16		(1.45)	(0.58)	0.82	1.15	(1.77)

Net Asset Value, End of Period	$13.04		$12.88	$14.33	$14.91	$14.09	$12.94

Total Return	2.16	%(d)	(7.90)%	0.29%	8.98%	12.09%	(5.82)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,160		$1,607	$2,827	$3,323	$4,408	$7,853
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	1.83	%(e)	2.07%	4.18%	2.82%	2.37%	0.86%
Operating expenses including waiver and expense paid directly by the advisor(f)	0.84	%(e)(g)	1.01%	0.82%	0.79%	0.76%	0.71%
Net investment income excluding waiver and expense paid directly by the advisor	1.39	%(e)	1.97%	4.08%	2.72%	2.26%	0.72%
Operating expenses excluding waiver and expense paid directly by the advisor(f)	1.28	%(e)	1.11%	0.92%	0.89%	0.87%	0.85%
Portfolio Turnover Rate	56	%(d)	52%	62%	83%	89%	84%

(a) Prior to May 1, 2016, the Salient Adaptive Balanced Fund was known as the Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective January 22, 2016 the Advisor agreed to limit expenses at 0.82%.

June 30, 2016	42	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$12.87		$14.33	$14.91	$14.09	$12.94	$14.72
Income/(Loss) from Operations:
Net investment income(c)	0.14		0.40	0.64	0.56	0.39	0.19
Net realized and unrealized gain/(loss) on investments	0.16		(1.45)	(0.51)	0.77	1.24	(0.98)

Total from Investment Operations	0.30		(1.05)	0.13	1.33	1.63	(0.79)

Less Distributions:
From investment income	(0.14)		(0.41)	(0.71)	(0.51)	(0.48)	(0.21)
From capital gains	—		—	—	—	—	(0.78)

Total Distributions	(0.14)		(0.41)	(0.71)	(0.51)	(0.48)	(0.99)

Net Increase/(Decrease) in Net Asset Value	0.16		(1.46)	(0.58)	0.82	1.15	(1.78)

Net Asset Value, End of Period	$13.03		$12.87	$14.33	$14.91	$14.09	$12.94

Total Return	2.38	%(d)	(7.45)%	0.80%	9.54%	12.73%	(5.39)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$13,206		$9,541	$11,170	$18,203	$13,631	$24,550
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	2.21	%(e)	2.83%	4.21%	3.78%	2.85%	1.28%
Operating expenses including waiver and expense paid directly by the advisor(f)	0.35	%(e)(g)	0.53%	0.32%	0.28%	0.26%	0.21%
Net investment income excluding waiver and expense paid directly by the advisor	1.77	%(e)	2.73%	4.11%	3.68%	2.73%	1.14%
Operating expenses excluding waiver and expense paid directly by the advisor(f)	0.79	%(e)	0.63%	0.42%	0.38%	0.38%	0.35%
Portfolio Turnover Rate	56	%(d)	52%	62%	83%	89%	84%

(a) Prior to May 1, 2016, the Salient Adaptive Balanced Fund was known as the Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective January 22, 2016 the Advisor agreed to limit expenses at 0.32%.

See Notes to Financial Statements	43	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$12.87		$14.32	$14.90	$14.08	$12.94	$14.72
Income/(Loss) from Operations:
Net investment income(c)	0.12		0.31	0.65	0.46	0.38	0.17
Net realized and unrealized gain/(loss) on investments	0.16		(1.40)	(0.57)	0.81	1.19	(1.01)

Total from Investment Operations	0.28		(1.09)	0.08	1.27	1.57	(0.84)

Less Distributions:
From investment income	(0.12)		(0.36)	(0.66)	(0.45)	(0.43)	(0.16)
From capital gains	—		—	—	—	—	(0.78)

Total Distributions	(0.12)		(0.36)	(0.66)	(0.45)	(0.43)	(0.94)

Net Increase/(Decrease) in Net Asset Value	0.16		(1.45)	(0.58)	0.82	1.14	(1.78)

Net Asset Value, End of Period	$13.03		$12.87	$14.32	$14.90	$14.08	$12.94

Total Return(d)	2.22	%(e)	(7.73)%	0.44%	9.15%	12.25%	(5.73)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$12,540		$5,365	$7,933	$10,058	$10,553	$12,709
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	1.97	%(f)	2.18%	4.28%	3.12%	2.78%	1.14%
Operating expenses including waiver and expense paid directly by the advisor(g)	0.69	%(f)(h)	0.86%	0.67%	0.64%	0.61%	0.56%
Net investment income excluding waiver and expense paid directly by the advisor	1.53	%(f)	2.08%	4.18%	3.02%	2.67%	1.00%
Operating expenses excluding waiver and expense paid directly by the advisor(g)	1.13	%(f)	0.96%	0.77%	0.74%	0.72%	0.70%
Portfolio Turnover Rate	56	%(e)	52%	62%	83%	89%	84%

(a) Prior to May 1, 2016, the Salient Adaptive Balanced Fund was known as the Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective January 22, 2016 the Advisor agreed to limit expenses at 0.67%.

June 30, 2016	44	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$12.76		$14.20	$14.78	$13.96	$12.83	$14.63
Income/(Loss) from Operations:
Net investment income(c)	0.08		0.22	0.53	0.34	0.27	0.07
Net realized and unrealized gain/(loss) on investments	0.16		(1.39)	(0.56)	0.84	1.21	(0.99)

Total from Investment Operations	0.24		(1.17)	(0.03)	1.18	1.48	(0.92)

Less Distributions:
From investment income	(0.09)		(0.27)	(0.55)	(0.36)	(0.35)	(0.10)
From capital gains	—		—	—	—	—	(0.78)

Total Distributions	(0.09)		(0.27)	(0.55)	(0.36)	(0.35)	(0.88)

Net Increase/(Decrease) in Net Asset Value	0.15		(1.44)	(0.58)	0.82	1.13	(1.80)

Net Asset Value, End of Period	$12.91		$12.76	$14.20	$14.78	$13.96	$12.83

Total Return(d)	1.87	%(e)	(8.36)%	(0.23)%	8.49%	11.57%	(6.31)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,085		$5,238	$7,576	$10,881	$14,018	$20,321
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	1.30	%(f)	1.56%	3.53%	2.30%	2.00%	0.50%
Operating expenses including waiver and expense paid directly by the advisor(g)	1.34	%(f)(h)	1.51%	1.32%	1.29%	1.26%	1.21%
Net investment income excluding waiver and expense paid directly by the advisor	0.86	%(f)	1.46%	3.43%	2.20%	1.89%	0.36%
Operating expenses excluding waiver and expense paid directly by the advisor(g)	1.78	%(f)	1.61%	1.42%	1.39%	1.37%	1.35%
Portfolio Turnover Rate	56	%(e)	52%	62%	83%	89%	84%

(a) Prior to May 1, 2016, the Salient Adaptive Balanced Fund was known as the Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective January 22, 2016 the Advisor agreed to limit expenses at 1.32%.

See Notes to Financial Statements	45	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012(c)	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$12.94		$14.60	$15.34		$15.33		$14.50	$14.39
Income/(Loss) from Operations:
Net investment income(d)	0.37		0.56	0.77		0.70		0.67	0.62
Net realized and unrealized gain/(loss) on investments	0.09		(1.66)	(0.10)		0.03		0.88	0.12

Total from Investment Operations	0.46		(1.10)	0.67		0.73		1.55	0.74

Less Distributions:
From investment income	(0.37)		(0.56)	(0.76)		(0.67)		(0.72)	(0.63)
From capital gains	—		—	(0.65)		(0.05)		—	—

Total Distributions	(0.37)		(0.56)	(1.41)		(0.72)		(0.72)	(0.63)

Net Increase/(Decrease) in Net Asset Value	0.09		(1.66)	(0.74)		0.01		0.83	0.11

Net Asset Value, End of Period	$13.03		$12.94	$14.60		$15.34		$15.33	$14.50

Total Return	3.66	%(e)	(7.76)%	4.34%		4.80%		11.04%	5.26%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,918		$1,414	$2,326		$1,867		$1,381	$2,289
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	5.87	%(f)	3.94%	4.94%		4.50%		4.53%	4.30%
Operating expenses including waiver and expense paid directly by the advisor(g)	0.89	%(f)	0.89%	0.96	%(h)	0.99	%(i)	1.07%	0.97%
Net investment income excluding waiver and expense paid directly by the advisor	5.03	%(f)	3.44%	4.72%		4.43%		4.43%	4.19%
Operating expenses excluding waiver and expense paid directly by the advisor(g)	1.73	%(f)	1.39%	1.18%		1.06%		1.17%	1.08%
Portfolio Turnover Rate	79	%(e)	212%	191%		95%		135%	38%

(a) Prior to May 1, 2016, the Salient Adaptive Income Fund was known as the Forward Income Builder Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective October 1, 2014, the annual expense limitation rate changed from 0.99% to 0.89%.

(i) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.99%.

June 30, 2016	46	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012(c)	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$12.96		$14.62	$15.36		$15.35		$14.51	$14.40
Income/(Loss) from Operations:
Net investment income(d)	0.42		0.64	0.73		0.72		0.75	0.70
Net realized and unrealized gain/(loss) on investments	0.07		(1.67)	0.01		0.08		0.89	0.12

Total from Investment Operations	0.49		(1.03)	0.74		0.80		1.64	0.82

Less Distributions:
From investment income	(0.40)		(0.63)	(0.83)		(0.74)		(0.80)	(0.71)
From capital gains	—		—	(0.65)		(0.05)		—	—

Total Distributions	(0.40)		(0.63)	(1.48)		(0.79)		(0.80)	(0.71)

Net Increase/(Decrease) in Net Asset Value	0.09		(1.66)	(0.74)		0.01		0.84	0.11

Net Asset Value, End of Period	$13.05		$12.96	$14.62		$15.36		$15.35	$14.51

Total Return	3.90	%(e)	(7.27)%	4.83%		5.34%		11.59%	5.79%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,940		$2,893	$4,376		$8,568		$9,497	$11,545
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	6.55	%(f)	4.51%	4.63%		4.62%		5.06%	4.81%
Operating expenses including waiver and expense paid directly by the advisor(g)	0.39	%(f)	0.39%	0.47	%(h)	0.49	%(i)	0.57%	0.47%
Net investment income excluding waiver and expense paid directly by the advisor	5.71	%(f)	4.00%	4.44%		4.55%		4.96%	4.69%
Operating expenses excluding waiver and expense paid directly by the advisor(g)	1.23	%(f)	0.90%	0.66%		0.56%		0.67%	0.59%
Portfolio Turnover Rate	79	%(e)	212%	191%		95%		135%	38%

(a) Prior to May 1, 2016, the Salient Adaptive Income Fund was known as the Forward Income Builder Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective October 1, 2014, the annual expense limitation rate changed from 0.49% to 0.39%.

(i) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.49%.

See Notes to Financial Statements	47	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012(c)	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$12.95		$14.61	$15.35		$15.34		$14.51	$14.39
Income/(Loss) from Operations:
Net investment income(d)	0.40		0.63	0.82		0.84		0.85	0.66
Net realized and unrealized gain/(loss) on investments	0.08		(1.70)	(0.11)		(0.07)		0.74	0.13

Total from Investment Operations	0.48		(1.07)	0.71		0.77		1.59	0.79

Less Distributions:
From investment income	(0.39)		(0.59)	(0.80)		(0.71)		(0.76)	(0.67)
From capital gains	—		—	(0.65)		(0.05)		—	—

Total Distributions	(0.39)		(0.59)	(1.45)		(0.76)		(0.76)	(0.67)

Net Increase/(Decrease) in Net Asset Value	0.09		(1.66)	(0.74)		0.01		0.83	0.12

Net Asset Value, End of Period	$13.04		$12.95	$14.61		$15.35		$15.34	$14.51

Total Return(e)	3.77	%(f)	(7.52)%	4.58%		5.10%		11.25%	5.59%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,714		$1,602	$1,958		$2,817		$693	$274
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	6.38	%(g)	4.44%	5.26%		5.42%		5.73%	4.50%
Operating expenses including waiver and expense paid directly by the advisor(h)	0.64	%(g)	0.64%	0.71	%(i)	0.74	%(j)	0.77%	0.70%
Net investment income excluding waiver and expense paid directly by the advisor	5.54	%(g)	3.91%	5.04%		5.35%		5.62%	4.38%
Operating expenses excluding waiver and expense paid directly by the advisor(h)	1.48	%(g)	1.17%	0.93%		0.81%		0.88%	0.82%
Portfolio Turnover Rate	79	%(f)	212%	191%		95%		135%	38%

(a) Prior to May 1, 2016, the Salient Adaptive Income Fund was known as the Forward Income Builder Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

(i) Effective October 1, 2014, the annual expense limitation rate changed from 0.74% to 0.64%.

(j) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.74%.

June 30, 2016	48	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012(c)	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$12.89		$14.54	$15.29		$15.30		$14.47	$14.36
Income/(Loss) from Operations:
Net investment income(d)	0.34		0.46	0.71		0.62		0.62	0.57
Net realized and unrealized gain/(loss) on investments	0.08		(1.62)	(0.11)		0.02		0.86	0.10

Total from Investment Operations	0.42		(1.16)	0.60		0.64		1.48	0.67

Less Distributions:
From investment income	(0.34)		(0.49)	(0.70)		(0.60)		(0.65)	(0.56)
From capital gains	—		—	(0.65)		(0.05)		—	—

Total Distributions	(0.34)		(0.49)	(1.35)		(0.65)		(0.65)	(0.56)

Net Increase/(Decrease) in Net Asset Value	0.08		(1.65)	(0.75)		(0.01)		0.83	0.11

Net Asset Value, End of Period	$12.97		$12.89	$14.54		$15.29		$15.30	$14.47

Total Return(e)	3.36	%(f)	(8.18)%	3.86%		4.28%		10.45%	4.76%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,349		$4,050	$7,768		$6,971		$5,775	$5,354
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	5.32	%(g)	3.24%	4.54%		4.04%		4.22%	3.95%
Operating expenses including waiver and expense paid directly by the advisor(h)	1.39	%(g)	1.39%	1.46	%(i)	1.48	%(j)	1.56%	1.48%
Net investment income excluding waiver and expense paid directly by the advisor	4.49	%(g)	2.75%	4.32%		3.96%		4.12%	3.83%
Operating expenses excluding waiver and expense paid directly by the advisor(h)	2.22	%(g)	1.88%	1.68%		1.56%		1.66%	1.60%
Portfolio Turnover Rate	79	%(f)	212%	191%		95%		135%	38%

(a) Prior to May 1, 2016, the Salient Adaptive Income Fund was known as the Forward Income Builder Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

(i) Effective October 1, 2014, the annual expense limitation rate changed from 1.49% to 1.39%.

(j) Effective May 1, 2013, the Advisor agreed to limit expenses at 1.49%.

See Notes to Financial Statements	49	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive US Equity Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)		Year Ended December 31, 2014	Year Ended December 31, 2013(c)	Year Ended December 31, 2012		Year Ended December 31, 2011(d)
Net Asset Value, Beginning of Period	$32.02		$37.07		$34.98	$26.74	$23.09		$24.50
Income/(Loss) from Operations:
Net investment income/(loss)(e)	0.16		(0.08	)(f)	(0.16)	(0.13)	(0.14)		0.05
Net realized and unrealized gain/(loss) on investments	2.77		(0.30)		4.04	8.37	3.79		(1.35)

Total from Investment Operations	2.93		(0.38)		3.88	8.24	3.65		(1.30)

Less Distributions:
From capital gains	—		(4.67)		(1.79)	—	—		—
From return of capital	—		—		—	—	—		(0.11)

Total Distributions	—		(4.67)		(1.79)	—	—		(0.11)

Net Increase/(Decrease) in Net Asset Value	2.93		(5.05)		2.09	8.24	3.65		(1.41)

Net Asset Value, End of Period	$34.95		$32.02		$37.07	$34.98	$26.74		$23.09

Total Return	9.15	%(g)	(1.24)%		11.14%	30.88%	15.72%		(5.37)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,024		$2,056		$1,976	$1,828	$1,950		$2,217
Ratios to Average Net Assets:
Net investment income/(loss)	1.02	%(h)	(0.22)%		(0.45)%	(0.43)%	(0.56)%		0.21%
Operating expenses including reimbursement/waiver	1.25	%(h)	1.25%		1.25%	1.25%	1.38	%(i)(j)	n/a
Operating expenses excluding reimbursement/waiver	1.82	%(h)	1.60%		1.50%	1.42%	1.38%		1.34%
Portfolio Turnover Rate	238	%(g)	42%		53%	218%	154%		40%

(a) Prior to May 1, 2016, the Salient Adaptive US Equity Fund was known as the Forward Total MarketPlus Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.

(d) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(e) Per share amounts are based upon average shares outstanding.

(f) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(g) Not Annualized.

(h) Annualized.

(i) Affiliated management fee waiver represents less than 0.005%.

(j) Effective November 1, 2012, the Advisor agreed to limit expenses at 1.25%.

June 30, 2016	50	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive US Equity Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013(c)	Year Ended December 31, 2012		Year Ended December 31, 2011(d)
Net Asset Value, Beginning of Period	$34.92		$39.91	$37.39	$28.47	$24.51		$25.93
Income/(Loss) from Operations:
Net investment income/(loss)(e)	0.25		0.05	(0.04)	(0.04)	(0.04)		0.16
Net realized and unrealized gain/(loss) on investments	3.02		(0.33)	4.35	8.96	4.00		(1.42)

Total from Investment Operations	3.27		(0.28)	4.31	8.92	3.96		(1.26)

Less Distributions:
From investment income	—		(0.04)	—	—	—		—
From capital gains	—		(4.67)	(1.79)	—	—		—
From return of capital	—		—	—	—	—		(0.16)

Total Distributions	—		(4.71)	(1.79)	—	—		(0.16)

Net Increase/(Decrease) in Net Asset Value	3.27		(4.99)	2.52	8.92	3.96		(1.42)

Net Asset Value, End of Period	$38.19		$34.92	$39.91	$37.39	$28.47		$24.51

Total Return	9.36	%(f)	(0.89)%	11.55%	31.33%	16.16%		(4.94)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,691		$10,868	$15,122	$21,636	$25,416		$98,153
Ratios to Average Net Assets:
Net investment income/(loss)	1.47	%(g)	0.13%	(0.09)%	(0.11)%	(0.15)%		0.62%
Operating expenses including reimbursement/waiver	0.85	%(g)	0.85%	0.85%	0.85%	0.99	%(h)(i)	n/a
Operating expenses excluding reimbursement/waiver	1.41	%(g)	1.19%	1.09%	1.02%	0.99%		0.94%
Portfolio Turnover Rate	238	%(f)	42%	53%	218%	154%		40%

(a) Prior to May 1, 2016, the Salient Adaptive US Equity Fund was known as the Forward Total MarketPlus Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.

(d) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(e) Per share amounts are based upon average shares outstanding.

(f) Not Annualized.

(g) Annualized.

(h) Affiliated management fee waiver represents less than 0.005%.

(i) Effective November 1, 2012, the Advisor agreed to limit expenses at 0.85%.

See Notes to Financial Statements	51	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive US Equity Fund

	Class Z
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013(c)	Year Ended December 31, 2012		Year Ended December 31, 2011(d)
Net Asset Value, Beginning of Period	$35.13		$40.08	$37.50	$28.53	$24.52		$25.93
Income/(Loss) from Operations:
Net investment income/(loss)(e)	0.22		0.11	0.01 (f)	(0.03)	(0.01)		0.22
Net realized and unrealized gain/(loss) on investments	3.09		(0.33)	4.36	9.00	4.02		(1.46)

Total from Investment Operations	3.31		(0.22)	4.37	8.97	4.01		(1.24)

Less Distributions:
From investment income	—		(0.06)	—	—	—		—
From capital gains	—		(4.67)	(1.79)	—	—		—
From return of capital	—		—	—	—	—		(0.17)

Total Distributions	—		(4.73)	(1.79)	—	—		(0.17)

Net Increase/(Decrease) in Net Asset Value	3.31		(4.95)	2.58	8.97	4.01		(1.41)

Net Asset Value, End of Period	$38.44		$35.13	$40.08	$37.50	$28.53		$24.52

Total Return	9.42	%(g)	(0.76)%	11.67%	31.53%	16.27%		(4.85)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,065		$8,772	$11,749	$17,511	$2,068		$10,416
Ratios to Average Net Assets:
Net investment income/(loss)	1.24	%(h)	0.26%	0.02%	(0.10)%	(0.03)%		0.82%
Operating expenses including reimbursement/waiver	0.75	%(h)	0.75%	0.75%	0.75%	0.89	%(i)(j)	n/a
Operating expenses excluding reimbursement/waiver	1.30	%(h)	1.10%	0.98%	0.90%	0.90%		0.83%
Portfolio Turnover Rate	238	%(g)	42%	53%	218%	154%		40%

(a) Prior to May 1, 2016, the Salient Adaptive US Equity Fund was known as the Forward Total MarketPlus Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.

(d) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(e) Per share amounts are based upon average shares outstanding.

(f) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(g) Not Annualized.

(h) Annualized.

(i) Affiliated management fee waiver represents less than 0.005%.

(j) Effective November 1, 2012, the Advisor agreed to limit expenses at 0.75%.

June 30, 2016	52	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Frontier Strategy Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$7.81		$10.14		$11.91	$9.80		$9.87		$12.43
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.04)		(0.01	)(e)	(0.04)	(0.06)		(0.06)		0.03
Net realized and unrealized gain/(loss) on investments	(0.11)		(2.12)		0.48	2.28		0.65		(2.57)

Total from Investment Operations	(0.15)		(2.13)		0.44	2.22		0.59		(2.54)

Less Distributions:
From investment income	—		(0.04)		—	(0.11)		(0.66)		—
From capital gains	—		(0.16)		(2.21)	(0.00	)(f)	—		(0.02)

Total Distributions	—		(0.20)		(2.21)	(0.11)		(0.66)		(0.02)

Net Increase/(Decrease) in Net Asset Value	(0.15)		(2.33)		(1.77)	2.11		(0.07)		(2.56)

Net Asset Value, End of Period	$7.66		$7.81		$10.14	$11.91		$9.80		$9.87

Total Return	(1.92	)%(g)	(21.01)%		3.07%	22.64%		5.98%		(20.40)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,426		$5,337		$18,201	$6,576		$2,829		$3,021
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(1.07	)%(h)	(0.07)%		(0.33)%	(0.56)%		(0.55)%		0.23%
Operating expenses including reimbursement/waiver	1.29	%(h)	1.29%		1.29%	1.34	%(i)	1.56	%(j)	n/a
Operating expenses excluding reimbursement/waiver	3.21	%(h)	1.61%		1.50%	1.54%		1.57%		1.54%
Portfolio Turnover Rate	154	%(g)	66%		133%	57%		69%		116%

(a) Prior to May 1, 2016, the Salient Frontier Strategy Fund was known as the Forward Frontier Strategy Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f) Amount represents less than $0.01 per share.

(g) Not Annualized.

(h) Annualized.

(i) Effective May 1, 2013, the annual expense limitation rate changed from 1.49% to 1.29%.

(j) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.49%.

See Notes to Financial Statements	53	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Frontier Strategy Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$7.61		$10.18	$11.94	$9.82		$9.90		$12.43
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.03)		0.01	(0.01)	(0.04)		(0.03)		0.06
Net realized and unrealized gain/(loss) on investments	(0.10)		(2.12)	0.46	2.29		0.64		(2.57)

Total from Investment Operations	(0.13)		(2.11)	0.45	2.25		0.61		(2.51)

Less Distributions:
From investment income	—		(0.30)	—	(0.13)		(0.69)		—
From capital gains	—		(0.16)	(2.21)	(0.00	)(e)	—		(0.02)

Total Distributions	—		(0.46)	(2.21)	(0.13)		(0.69)		(0.02)

Net Increase/(Decrease) in Net Asset Value	(0.13)		(2.57)	(1.76)	2.12		(0.08)		(2.53)

Net Asset Value, End of Period	$7.48		$7.61	$10.18	$11.94		$9.82		$9.90

Total Return	(1.71	)%(f)	(20.80)%	3.14%	22.94%		6.15%		(20.16)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,842		$4,928	$85,199	$91,259		$56,305		$56,664
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.73	)%(g)	0.15%	(0.06)%	(0.34)%		(0.26)%		0.51%
Operating expenses including reimbursement/waiver	0.99	%(g)	0.99%	0.99%	1.05	%(h)	1.25	%(i)	n/a
Operating expenses excluding reimbursement/waiver	2.91	%(g)	1.28%	1.20%	1.24%		1.27%		1.24%
Portfolio Turnover Rate	154	%(f)	66%	133%	57%		69%		116%

(a) Prior to May 1, 2016, the Salient Frontier Strategy Fund was known as the Forward Frontier Strategy Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2013, the annual expense limitation rate changed from 1.19% to 0.99%.

(i) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.19%.

June 30, 2016	54	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Frontier Strategy Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013(c)		Year Ended December 31, 2012		Period Ended December 31, 2011(d)
Net Asset Value, Beginning of Period	$7.76		$10.20	$11.94		$9.82		$9.90		$12.39
Income/(Loss) from Operations:
Net investment income/(loss)(e)	(0.03)		0.02	(0.00	)(f)	0.02	(g)	(0.02)		0.02
Net realized and unrealized gain/(loss) on investments	(0.10)		(2.13)	0.47		2.23		0.63		(2.49)

Total from Investment Operations	(0.13)		(2.11)	0.47		2.25		0.61		(2.47)

Less Distributions:
From investment income	—		(0.17)	—		(0.13)		(0.69)		—
From capital gains	—		(0.16)	(2.21)		(0.00	)(f)	—		(0.02)

Total Distributions	—		(0.33)	(2.21)		(0.13)		(0.69)		(0.02)

Net Increase/(Decrease) in Net Asset Value	(0.13)		(2.44)	(1.74)		2.12		(0.08)		(2.49)

Net Asset Value, End of Period	$7.63		$7.76	$10.20		$11.94		$9.82		$9.90

Total Return	(1.68	)%(h)	(20.79)%	3.32%		22.93%		6.16%		(19.90	)%(h)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$112		$150	$2,069		$1,105		$9		$9
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.76	)%(i)	0.16%	(0.03)%		0.18%		(0.25)%		0.30	%(i)
Operating expenses including reimbursement/waiver	0.99	%(i)	0.99%	0.99%		0.99	%(j)	1.25	%(k)	n/a
Operating expenses excluding reimbursement/waiver	3.13	%(i)	1.28%	1.21%		1.24%		1.26%		1.25	%(i)
Portfolio Turnover Rate	154	%(h)	66%	133%		57%		69%		116	%(h)(l)

(a) Prior to May 1, 2016, the Salient Frontier Strategy Fund was known as the Forward Frontier Strategy Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Salient Frontier Strategy Fund Advisor Class was known as the Forward Frontier Strategy Fund Class M.

(d) The Fund began offering Advisor Class shares on May 2, 2011.

(e) Per share amounts are based upon average shares outstanding.

(f) Amount represents less than $0.01 per share.

(g) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(h) Not Annualized.

(i) Annualized.

(j) Effective May 1, 2013, the annual expense limitation rate changed from 1.19% to 0.99%.

(k) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.19%.

(l) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	55	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Frontier Strategy Fund

	Class Z
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$7.86		$10.23	$11.96		$9.84		$9.92		$12.43
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.02)		0.03	0.00	(e)(f)	(0.04)		(0.01)		0.06
Net realized and unrealized gain/(loss) on investments	(0.11)		(2.14)	0.48		2.30		0.63		(2.55)

Total from Investment Operations	(0.13)		(2.11)	0.48		2.26		0.62		(2.49)

Less Distributions:
From investment income	—		(0.10)	—		(0.14)		(0.70)		—
From capital gains	—		(0.16)	(2.21)		(0.00	)(e)	—		(0.02)

Total Distributions	—		(0.26)	(2.21)		(0.14)		(0.70)		(0.02)

Net Increase/(Decrease) in Net Asset Value	(0.13)		(2.37)	(1.73)		2.12		(0.08)		(2.51)

Net Asset Value, End of Period	$7.73		$7.86	$10.23		$11.96		$9.84		$9.92

Total Return	(1.65	)%(g)	(20.71)%	3.40%		23.03%		6.25%		(20.00)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$603		$1,333	$2,852		$6,259		$5,586		$13,569
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.47	)%(h)	0.36%	0.01%		(0.34)%		(0.10)%		0.51%
Operating expenses including reimbursement/waiver	0.89	%(h)	0.89%	0.89%		0.96	%(i)	1.18	%(j)	n/a
Operating expenses excluding reimbursement/waiver	2.81	%(h)	1.21%	1.10%		1.13%		1.19%		1.13%
Portfolio Turnover Rate	154	%(g)	66%	133%		57%		69%		116%

(a) Prior to May 1, 2016, the Salient Frontier Strategy Fund was known as the Forward Frontier Strategy Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(g) Not Annualized.

(h) Annualized.

(i) Effective May 1, 2013, the annual expense limitation rate changed from 1.09% to 0.89%.

(j) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.09%.

June 30, 2016	56	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient High Yield Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$8.71		$9.71	$10.35	$10.41	$9.73	$10.04
Income/(Loss) from Operations:
Net investment income(c)	0.29		0.52	0.52	0.56	0.63	0.69
Net realized and unrealized gain/(loss) on investments	0.24		(0.96)	(0.35)	0.07	0.72	(0.33)

Total from Investment Operations	0.53		(0.44)	0.17	0.63	1.35	0.36

Less Distributions:
From investment income	(0.27)		(0.53)	(0.53)	(0.56)	(0.67)	(0.67)
From capital gains	—		(0.03)	(0.28)	(0.13)	—	—

Total Distributions	(0.27)		(0.56)	(0.81)	(0.69)	(0.67)	(0.67)

Net Increase/(Decrease) in Net Asset Value	0.26		(1.00)	(0.64)	(0.06)	0.68	(0.31)

Net Asset Value, End of Period	$8.97		$8.71	$9.71	$10.35	$10.41	$9.73

Total Return	6.26	%(d)	(4.81)%	1.50%	6.19%	14.24%	3.61%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$61,260		$65,898	$56,326	$61,903	$25,482	$1,925
Ratios to Average Net Assets (excluding interest and short sales expense):
Net investment income	6.81	%(e)	5.44%	5.02%	5.35%	6.15%	6.90%
Operating expenses	1.36	%(e)	1.28%	1.23%	1.21%	1.22%	1.28%
Ratios to Average Net Assets (including interest and short sales expense):
Net investment income	6.65	%(e)	n/a	n/a	n/a	n/a	n/a
Operating expenses	1.52	%(e)	n/a	n/a	n/a	n/a	n/a
Portfolio Turnover Rate	49	%(d)	178%	206%	198%	210%	320%

(a) Prior to May 1, 2016, the Salient High Yield Fund was known as the Forward High Yield Bond Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	57	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient High Yield Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$8.69		$9.67	$10.32	$10.38	$9.70	$10.03
Income/(Loss) from Operations:
Net investment income(c)	0.30		0.57	0.56	0.60	0.70	0.73
Net realized and unrealized gain/(loss) on investments	0.24		(0.95)	(0.36)	0.07	0.68	(0.33)

Total from Investment Operations	0.54		(0.38)	0.20	0.67	1.38	0.40

Less Distributions:
From investment income	(0.29)		(0.57)	(0.57)	(0.60)	(0.70)	(0.73)
From capital gains	—		(0.03)	(0.28)	(0.13)	—	—

Total Distributions	(0.29)		(0.60)	(0.85)	(0.73)	(0.70)	(0.73)

Net Increase/(Decrease) in Net Asset Value	0.25		(0.98)	(0.65)	(0.06)	0.68	(0.33)

Net Asset Value, End of Period	$8.94		$8.69	$9.67	$10.32	$10.38	$9.70

Total Return	6.37	%(d)	(4.24)%	1.81%	6.62%	14.71%	4.06%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$18,936		$20,819	$64,168	$79,283	$95,212	$97,719
Ratios to Average Net Assets (excluding interest and short sales expense):
Net investment income	7.22	%(e)	5.95%	5.41%	5.76%	6.88%	7.30%
Operating expenses	0.97	%(e)	0.85%	0.83%	0.81%	0.83%	0.85%
Ratios to Average Net Assets (including interest and short sales expense):
Net investment income	7.06	%(e)	n/a	n/a	n/a	n/a	n/a
Operating expenses	1.13	%(e)	n/a	n/a	n/a	n/a	n/a
Portfolio Turnover Rate	49	%(d)	178%	206%	198%	210%	320%

(a) Prior to May 1, 2016, the Salient High Yield Fund was known as the Forward High Yield Bond Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

June 30, 2016	58	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient High Yield Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$8.68		$9.67	$10.32	$10.38	$9.70	$10.03
Income/(Loss) from Operations:
Net investment income(c)	0.26		0.47	0.47	0.51	0.60	0.64
Net realized and unrealized gain/(loss) on investments	0.24		(0.95)	(0.36)	0.06	0.69	(0.33)

Total from Investment Operations	0.50		(0.48)	0.11	0.57	1.29	0.31

Less Distributions:
From investment income	(0.25)		(0.48)	(0.48)	(0.50)	(0.61)	(0.64)
From capital gains	—		(0.03)	(0.28)	(0.13)	—	—

Total Distributions	(0.25)		(0.51)	(0.76)	(0.63)	(0.61)	(0.64)

Net Increase/(Decrease) in Net Asset Value	0.25		(0.99)	(0.65)	(0.06)	0.68	(0.33)

Net Asset Value, End of Period	$8.93		$8.68	$9.67	$10.32	$10.38	$9.70

Total Return(d)	5.91	%(e)	(5.20)%	0.89%	5.67%	13.69%	3.13%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$649		$759	$894	$1,258	$1,241	$1,029
Ratios to Average Net Assets (excluding interest and short sales expense):
Net investment income	6.28	%(f)	4.95%	4.51%	4.85%	5.96%	6.40%
Operating expenses	1.86	%(f)	1.78%	1.73%	1.71%	1.73%	1.76%
Ratios to Average Net Assets (including interest and short sales expense):
Net investment income	6.12	%(f)	n/a	n/a	n/a	n/a	n/a
Operating expenses	2.02	%(f)	n/a	n/a	n/a	n/a	n/a
Portfolio Turnover Rate	49	%(e)	178%	206%	198%	210%	320%

(a) Prior to May 1, 2016, the Salient High Yield Fund was known as the Forward High Yield Bond Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	59	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient High Yield Fund

	Class Z
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$8.67		$9.66	$10.31	$10.37	$9.69	$10.02
Income/(Loss) from Operations:
Net investment income(c)	0.31		0.56	0.58	0.62	0.71	0.74
Net realized and unrealized gain/(loss) on investments	0.23		(0.94)	(0.37)	0.06	0.69	(0.33)

Total from Investment Operations	0.54		(0.38)	0.21	0.68	1.40	0.41

Less Distributions:
From investment income	(0.29)		(0.58)	(0.58)	(0.61)	(0.72)	(0.74)
From capital gains	—		(0.03)	(0.28)	(0.13)	—	—

Total Distributions	(0.29)		(0.61)	(0.86)	(0.74)	(0.72)	(0.74)

Net Increase/(Decrease) in Net Asset Value	0.25		(0.99)	(0.65)	(0.06)	0.68	(0.33)

Net Asset Value, End of Period	$8.92		$8.67	$9.66	$10.31	$10.37	$9.69

Total Return	6.43	%(d)	(4.24)%	1.92%	6.74%	14.84%	4.16%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,086		$3,042	$2,513	$11,821	$15,184	$46,138
Ratios to Average Net Assets (excluding interest and short sales expense):
Net investment income	7.37	%(e)	5.95%	5.53%	5.90%	7.07%	7.37%
Operating expenses	0.86	%(e)	0.77%	0.73%	0.71%	0.73%	0.75%
Ratios to Average Net Assets (including interest and short sales expense):
Net investment income	7.21	%(e)	n/a	n/a	n/a	n/a	n/a
Operating expenses	1.02	%(e)	n/a	n/a	n/a	n/a	n/a
Portfolio Turnover Rate	49	%(d)	178%	206%	198%	210%	320%

(a) Prior to May 1, 2016, the Salient High Yield Fund was known as the Forward High Yield Bond Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

June 30, 2016	60	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Investment Grade Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$10.91		$11.14	$10.85		$11.70		$11.30	$10.80
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.01		0.12	0.14		(0.05	)(d)	0.17	0.38
Net realized and unrealized gain/(loss) on investments	0.58		(0.29)	0.32		(0.50)		0.53	0.52

Total from Investment Operations	0.59		(0.17)	0.46		(0.55)		0.70	0.90

Less Distributions:
From investment income	(0.05)		(0.06)	(0.17)		(0.30)		(0.30)	(0.40)

Total Distributions	(0.05)		(0.06)	(0.17)		(0.30)		(0.30)	(0.40)

Net Increase/(Decrease) in Net Asset Value	0.54		(0.23)	0.29		(0.85)		0.40	0.50

Net Asset Value, End of Period	$11.45		$10.91	$11.14		$10.85	(e)	$11.70	$11.30

Total Return	5.31	%(f)	(1.47)%	2.97%		(4.75	)%(e)	6.21%	8.55%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,131		$837	$1,077		$1,298		$2,781	$3,082
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	0.27	%(g)	1.04%	1.27%		(0.46)%		1.48%	3.41%
Operating expenses including reimbursement/waiver	1.15	%(g)	1.08%	1.83	%(h)	n/a		n/a	n/a
Operating expenses excluding reimbursement/waiver	1.41	%(g)	1.09%	1.99%		1.47%		1.23%	1.28%
Portfolio Turnover Rate	171	%(f)	308%	314%		222%		149%	157%

(a) Prior to May 1, 2016, the Salient Investment Grade Fund was known as the Forward Investment Grade Fixed-Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.

(f) Not Annualized.

(g) Annualized.

(h) Effective December 1, 2014, the Advisor agreed to limit expenses at 1.15%.

See Notes to Financial Statements	61	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Investment Grade Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$10.91		$11.18	$10.86		$11.70		$11.30	$10.80
Income/(Loss) from Operations:
Net investment income(c)	0.04		0.15	0.24		0.03		0.22	0.40
Net realized and unrealized gain/(loss) on investments	0.57		(0.23)	0.28		(0.51)		0.52	0.55

Total from Investment Operations	0.61		(0.08)	0.52		(0.48)		0.74	0.95

Less Distributions:
From investment income	(0.07)		(0.19)	(0.20)		(0.36)		(0.34)	(0.45)

Total Distributions	(0.07)		(0.19)	(0.20)		(0.36)		(0.34)	(0.45)

Net Increase/(Decrease) in Net Asset Value	0.54		(0.27)	0.32		(0.84)		0.40	0.50

Net Asset Value, End of Period	$11.45		$10.91	$11.18		$10.86	(d)	$11.70	$11.30

Total Return	5.61	%(e)	(0.76)%	3.51%		(4.19	)%(d)	6.64%	8.98%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$986		$830	$1,288		$6,794		$9,563	$17,316
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	0.75	%(f)	1.34%	2.13%		0.30%		1.86%	3.66%
Operating expenses including reimbursement/waiver	0.75	%(f)	0.75%	1.33	%(g)	n/a		n/a	n/a
Operating expenses excluding reimbursement/waiver	1.10	%(f)	1.12%	1.41%		1.06%		0.83%	0.88%
Portfolio Turnover Rate	171	%(e)	308%	314%		222%		149%	157%

(a) Prior to May 1, 2016, the Salient Investment Grade Fund was known as the Forward Investment Grade Fixed-Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.

(e) Not Annualized.

(f) Annualized.

(g) Effective December 1, 2014, the Advisor agreed to limit expenses at 0.75%.

June 30, 2016	62	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Investment Grade Fund

	Class Z
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$10.89		$11.16	$10.84		$11.68		$11.29	$10.79
Income/(Loss) from Operations:
Net investment income(c)	0.05		0.16	0.22		0.04		0.22	0.42
Net realized and unrealized gain/(loss) on investments	0.57		(0.23)	0.31		(0.51)		0.52	0.54

Total from Investment Operations	0.62		(0.07)	0.53		(0.47)		0.74	0.96

Less Distributions:
From investment income	(0.08)		(0.20)	(0.21)		(0.37)		(0.35)	(0.46)

Total Distributions	(0.08)		(0.20)	(0.21)		(0.37)		(0.35)	(0.46)

Net Increase/(Decrease) in Net Asset Value	0.54		(0.27)	0.32		(0.84)		0.39	0.50

Net Asset Value, End of Period	$11.43		$10.89	$11.16		$10.84	(d)	$11.68	$11.29

Total Return	5.67	%(e)	(0.67)%	3.59%		(4.10	)%(d)	6.67%	9.10%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,307		$7,284	$10,078		$17,990		$35,860	$59,371
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	0.90	%(f)	1.48%	1.97%		0.39%		1.93%	3.84%
Operating expenses including reimbursement/waiver	0.65	%(f)	0.65%	1.31	%(g)	n/a		n/a	n/a
Operating expenses excluding reimbursement/waiver	1.05	%(f)	1.03%	1.42%		0.96%		0.73%	0.77%
Portfolio Turnover Rate	171	%(e)	308%	314%		222%		149%	157%

(a) Prior to May 1, 2016, the Salient Investment Grade Fund was known as the Forward Investment Grade Fixed-Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the total return based on the net asset value may differ from the net asset value and total return for shareholder transactions.

(e) Not Annualized.

(f) Annualized.

(g) Effective December 1, 2014, the Advisor agreed to limit expenses at 0.65%.

See Notes to Financial Statements	63	June 30, 2016

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2016, the Trust has 20 registered funds. This semi-annual report describes 6 funds offered by the Trust (each a “Fund” and collectively, the “Funds”) under the brand name Salient. The accompanying financial statements and financial highlights relate to the Salient Adaptive Balanced Fund (“Adaptive Balanced Fund” or “Allocation Funds”) (prior to May 1, 2016, known as the Forward Growth Allocation Fund), the Salient Adaptive Income Fund (“Adaptive Income Fund” or “Allocation Funds”) (prior to May 1, 2016, known as the Forward Income Builder Fund), the Salient Adaptive US Equity Fund (“Adaptive US Equity Fund”) (prior to May 1, 2016, known as the Forward Total MarketPlus Fund), the Salient Frontier Strategy Fund (“Frontier Strategy Fund”) (prior to May 1, 2016, known as the Forward Frontier Strategy Fund), the Salient High Yield Fund (“High Yield Fund”) (prior to May 1, 2016, known as the Forward High Yield Bond Fund), and the Salient Investment Grade Fund (“Investment Grade Fund”) (prior to May 1, 2016, known as the Forward Investment Grade Fixed-Income Fund).

The series of funds (“Salient Funds”) offered under the Forward Funds Trust are distributed by Forward Securities, LLC. The Investment Advisor of the Funds is Forward Management, LLC d/b/a Salient, (the “Advisor” or “Salient Management”).

The Adaptive Balanced Fund is a “fund of funds” that seeks high potential capital appreciation and is a risk-targeted portfolio that invests primarily in a combination of other funds in the Trust and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (together, the “Underlying Funds”) in order to gain exposure to global equity markets global interest rate markets, global credit markets, and global commodity markets. The Adaptive Income Fund is a “fund of funds” that seeks high current income and some stability of principal and is a risk-targeted portfolio that invests primarily in other Underlying Funds in order to gain exposure to a range of income-producing global equity markets, global interest rate markets, and global credit markets. The Adaptive US Equity Fund seeks capital growth and invests primarily in equity securities or exchange-traded funds (“ETFs”) traded principally on an exchange in the United States. The Frontier Strategy Fund seeks capital growth and invests primarily in investments that provide exposure to the returns of frontier markets (i.e., markets of smaller, less accessible, but still investable, countries of the developing world). The High Yield Fund seeks high current income and invests primarily in lower-rated bonds (including bonds commonly referred to as “junk bonds”). The Investment Grade Fund seeks generation of current income and invests primarily in investment grade debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class C, Advisor Class and Class Z shares offered by the Funds.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. The Allocation Funds are “funds of funds” that primarily invest in a combination of other Underlying Funds to gain exposure to a particular portion of the market rather than purchasing securities directly. Investments in the Underlying Funds expose the Allocation Funds to all of the risks of the Underlying Funds and, in general, indirectly subject the Allocation Funds to a pro rata portion of the Underlying Funds’ fees and expenses.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds and affiliated investment companies held by the Allocation Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires Salient Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Salient Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2016.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day. If there have

June 30, 2016	64

Notes to Financial Statements (Unaudited)

been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rated bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Salient Management, based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the- counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or Salient Management may determine value based on quotes from dealers that make markets in such securities.

Bank loans are primarily valued by using a composite loan price from an independent pricing vendor (approved by the Board of Trustees). The methodology used by the Funds’ independent pricing vendor for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of

65	June 30, 2016

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Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 7 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2016, the High Yield Fund held securities sold short with a value of $3,695,500. No other Funds held securities sold short as of June 30, 2016.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

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Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Total
Adaptive Balanced Fund
Affiliated Investment Companies	$40,026,497	—	—	$40,026,497

Total	$40,026,497	—	—	$40,026,497

Adaptive Income Fund
Affiliated Investment Companies	$14,863,449	—	—	$14,863,449

Total	$14,863,449	—	—	$14,863,449

Adaptive US Equity Fund
Exchange-Traded Funds	$17,659,154	—	—	$17,659,154

Total	$17,659,154	—	—	$17,659,154

Frontier Strategy Fund
Exchange-Traded Funds	$95,511	—	—	$95,511

Total	$95,511	—	—	$95,511

High Yield Fund
Convertible Corporate Bonds(a)	—	$2,500,000	—	$2,500,000
Corporate Bonds(a)	—	80,659,301	—	80,659,301
Warrants(a)	—	5,084	—	5,084

Total	—	$83,164,385	—	$83,164,385

Investment Grade Fund
U.S. Treasury Bonds & Notes	—	$4,958,613	—	$4,958,613

Total	—	$4,958,613	—	$4,958,613

(a) For detailed descriptions of industry or sector, see the accompanying Portfolio of Investments.

67	June 30, 2016

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Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Adaptive US Equity Fund
Liabilities
Futures Contract	$(13,831)	—	—	$(13,831)

Total	$(13,831)	—	—	$(13,831)

Frontier Strategy Fund
Liabilities
Total Return Swap Contracts	—	$(1,234,066)	—	$(1,234,066)

Total	—	$(1,234,066)	—	$(1,234,066)

High Yield Fund
Liabilities
Securities Sold Short Corporate Bonds	—	$(3,695,500)	—	$(3,695,500)
Credit Default Swap Contracts	—	(94,463)	—	(94,463)

Total	—	$(3,789,963)	—	$(3,789,963)

Investment Grade Fund
Liabilities
Credit Default Swap Contracts	—	$(4,836)	—	$(4,836)

Total	—	$(4,836)	—	$(4,836)

(a) Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as swap contracts, futures contracts and securities sold short.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of June 30, 2016 there were no transfers between Level 1 and Level 2 securities. As of June 30, 2016, the Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixedincome investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt

June 30, 2016	68

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securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2016, the Adaptive US Equity Fund held futures contracts with an outstanding unrealized loss of $13,831. No Other Funds held futures contracts as of June 30, 2016.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering

69	June 30, 2016

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into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options during the six months ended June 30, 2016.

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value)

of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

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Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Salient Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a

Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (the “Code”) may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

During the six months ended June 30, 2016, the Adaptive US Equity Fund, Frontier Strategy Fund, High Yield Fund and Investment Grade Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. As of June 30, 2016, the Frontier Strategy Fund, High Yield Fund and Investment Grade Fund held swap agreements and have disclosed the details in the Portfolio of Investments. No other Funds held swap agreements at June 30, 2016.

The values in the following tables exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

Balance Sheet – Fair Value of Derivative Instruments as of June 30, 2016:

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
Adaptive US Equity Fund
Equity Contracts (Futures Contracts)		$—	Variation margin payable	$13,181	(a)

Total		$—		$13,181

Frontier Strategy Fund
Equity Contracts (Total Return Swaps)		$—	Unrealized loss on swap contracts	$1,234,066

Total		$—		$1,234,066

71	June 30, 2016

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Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
High Yield Fund
Fixed Income Contracts (Warrants)	Investments, at value	$5,084		$—
Credit Contracts (Credit Default Swaps)		—	Unrealized loss on swap contracts	94,463	(a)

Total		$5,084		$94,463

Investment Grade Fund
Credit Contracts (Credit Default Swaps)		$—	Unrealized loss on swap contracts	$4,836	(a)

Total		$—		$4,836

(a) Includes the cumulative appreciation/depreciation of credit default swap contracts and futures contracts as reported in the Portfolio of Investments. Only the current day’s net variation margin is reported within the Statement of Assets and Liabilities.

The gains/(losses) in the following table are included in “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Adaptive US Equity Fund
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation/depreciation on futures contracts	$274,703	$(13,831)
Equity Contracts (Total Return Swap Contracts)	Net realized gain on swap contracts/ Net change in unrealized appreciation/depreciation on swap contracts	820,100	(1,115,924)

Total		$1,094,803	$(1,129,755)

Frontier Strategy Fund
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on swap contracts/ Net change in unrealized appreciation/depreciation on swap contracts	$(718,921)	$370,465

Total		$(718,921)	$370,465

High Yield Fund
Fixed Income Contracts (Warrants)	Net change in unrealized appreciation/depreciation on investments	$—	$5,084
Credit Contracts (Credit Default Swaps)	Net realized gain/(loss) on swap contracts/ Net change in unrealized appreciation/depreciation on swap contracts	(101,924)	(94,463)

Total		$(101,924)	$(89,379)

Investment Grade Fund
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts	$5,035	$—
Credit Contracts (Credit Default Swaps)	Net realized gain/(loss) on swap contracts/ Net change in unrealized appreciation/depreciation on swap contracts	19,962	6,476

Total		$24,997	$6,476

June 30, 2016	72

Notes to Financial Statements (Unaudited)

The following is a summary of the average monthly notional value of futures contracts, swap agreements and warrants purchased and sold by the Funds for the six months ended June 30, 2016, as well as the notional amount of futures contracts, swap agreements and warrants outstanding as of June 30, 2016:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2016
Adaptive US Equity Fund
Futures contracts purchased	$2,728,330	$5,016,480
Futures contracts sold	(289,515)	—
Total return swap agreements	—	—

Frontier Strategy Fund
Total return swap agreements	$8,968,380	$8,865,768

High Yield Fund
Credit default swap agreements	$(5,084,501)	$(15,457,463)
Warrants	1,695	5,084

Investment Grade Fund
Futures contracts purchased	$5,099,718	$—
Credit default swap agreements	3,988,104	4,028,272

Certain derivative contracts are executed under either standardized netting agreements or for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of setoff that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2016:

Offsetting of Financial Liabilities and Derivative Liabilities(a)

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description				Financial Instruments(b)	Cash Collateral Pledged(b)	Net Amount
Frontier Strategy Fund
Total Return Swap Contracts	$1,234,066	$—	$1,234,066	$—	$(1,234,066)	$—

Total	$1,234,066	$—	$1,234,066	$—	$(1,234,066)	$—

(a) For additional information about enforceable netting arrangements or similar agreements and associated collateral, see disclosures presented in Note 2 of the Notes to the Financial Statements.

(b) These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged which is disclosed in the Portfolio of Investments for financial instruments and in the Statement of Assets and Liabilities for cash collateral.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security.

73	June 30, 2016

Notes to Financial Statements (Unaudited)

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2016, the High Yield Fund held warrants with a value of $5,084. No other Funds held warrants as of June 30, 2016

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Commodity Futures Trading Commission Regulation: The Adaptive Balanced Fund, the Adaptive US Equity Fund and the Frontier Strategy Fund are each subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to rules enacted by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations are in effect with respect to these three Funds. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase each of these three Fund’s expenses, adversely affecting its total return.

Leverage: The High Yield Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Fund may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased. The High Yield Fund maintains a line of credit with BNP Paribas (acting through its New York Branch). The Fund is charged interest of 1.20% above the one-month LIBOR for borrowing under this agreement.

The High Yield Fund has pledged a portion of its investment securities as the collateral for the line of credit. As of June 30, 2016, the value of the investments securities pledged as collateral and the borrowed amounts on the line of credit were $31,945,890 and $3,413,618, respectively. The average interest rate charged and the average outstanding loan payable for the six months ended June 30, 2016 were 1.803% and $405,400, respectively.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Adaptive US Equity Fund and the Frontier Strategy Fund; quarterly for the Adaptive Balanced Fund; and monthly for the Adaptive Income Fund, the High Yield Fund and the Investment Grade Fund. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/ tax differences that may exist.

Based on information provided by the Real Estate Investment Trusts (“REITs”), the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income,

June 30, 2016	74

Notes to Financial Statements (Unaudited)

capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2016, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Salient Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1 of the 1940 Act), shareholder services and/or administrative services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2016 are recorded in the Statement of Operations, if applicable.

3. Investment Management Services

The Trust has entered into an investment management agreement with Salient Management, pursuant to which Salient Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2016, based on each Fund’s average daily net assets:

Fund	Advisory Fee	Fund	Advisory Fee
Adaptive Balanced Fund	0.10%(a)	Frontier Strategy Fund	0.85%

Adaptive Income Fund	0.10%	High Yield Fund	0.50%

Adaptive US Equity Fund	0.50%	Investment Grade Fund	0.25%

(a) Salient Management has contractually agreed to waive its investment management fee until April 30, 2017. The waivers for the investment management fees totaled $18,808 and are reflected in the Statement of Operations.

75	June 30, 2016

Notes to Financial Statements (Unaudited)

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Allocation Funds to enter into a special servicing agreement with the Underlying Funds under which the Underlying Funds will pay the expenses of the Allocation Funds (other than the Allocation Funds’ direct management fees, distribution and service fees, and administrative services fees) to the extent that the Underlying Funds derive additional financial and other benefits as a result of investments from the Allocation Funds. None of the expenses incurred by the Allocation Funds for the six months ended June 30, 2016 were paid by the Underlying Funds.

Expense Limitations: Salient Management has entered into Expense Limitation Agreements with certain Funds, which limit the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Salient Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

Fund	Investor Class	Institutional Class	Class A	Class C	Advisor Class	Class Z	End Date
Adaptive Balanced Fund(a)	0.82%	0.32%	0.67%	1.32%	N/A	N/A	April 30, 2017
Adaptive Income Fund	0.89%	0.39%	0.64%	1.39%	N/A	N/A	April 30, 2017
Adaptive US Equity Fund	1.25%	0.85%	N/A	N/A	N/A	0.75%	April 30, 2017
Frontier Strategy Fund	1.29%	0.99%	N/A	N/A	0.99%	0.89%	April 30, 2017
Investment Grade Fund	1.15%	0.75%	N/A	N/A	N/A	0.65%	April 30, 2017

(a) Prior to January 22, 2016, the Adaptive Balanced Fund did not have an Expense Limitation Agreement with Salient Management.

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Salient Management for any fee waivers and expense reimbursements made by Salient Management, provided that any such reimbursements made by a Fund to Salient Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2016, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Adaptive Balanced Fund
Investor Class	$6,825	$—	$6,825
Institutional Class	20,747	—	20,747
Class A	19,972	—	19,972
Class C	17,579	—	17,579
Adaptive Income Fund
Investor Class	7,570	—	7,570
Institutional Class	14,017	—	14,017
Class A	15,378	—	15,378
Class C	22,589	—	22,589
Adaptive US Equity Fund
Investor Class	5,359	—	5,359
Institutional Class	29,029	—	29,029
Class Z	19,618	—	19,618
Frontier Strategy Fund
Investor Class	45,068	—	45,068
Institutional Class	38,427	—	38,427
Advisor Class	1,397	—	1,397
Class Z	6,474	—	6,474
Investment Grade Fund
Investor Class	10,544	—	10,544
Institutional Class	2,677	—	2,677
Class Z	10,096	—	10,096

June 30, 2016	76

Notes to Financial Statements (Unaudited)

As of June 30, 2016, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2013	2014	2015	2016	Total
Adaptive Balanced Fund
Investor Class	N/A	N/A	N/A	$6,825	$6,825
Institutional Class	N/A	N/A	N/A	20,747	20,747
Class A	N/A	N/A	N/A	19,972	19,972
Class C	N/A	N/A	N/A	17,579	17,579
Adaptive Income Fund
Investor Class	763	4,395	9,680	7,570	22,408
Institutional Class	4,079	12,375	19,736	14,017	50,207
Class A	1,263	4,243	9,463	15,378	30,347
Class C	2,617	16,175	31,813	22,589	73,194
Adaptive US Equity Fund
Investor Class	2,810	4,324	6,905	5,359	19,398
Institutional Class	37,337	42,192	45,647	29,029	154,205
Class Z	23,390	24,460	29,204	19,618	96,672
Frontier Strategy Fund
Investor Class	8,390	69,872	33,814	45,068	157,144
Institutional Class	145,042	232,382	244,578	38,427	660,429
Advisor Class	1,199	3,956	3,117	1,397	9,669
Class Z	11,156	10,669	6,575	6,474	34,874
Investment Grade Fund
Investor Class	N/A	1,823	320	10,544	12,687
Institutional Class	N/A	2,203	3,593	2,677	8,473
Class Z	N/A	17,371	34,758	10,096	62,225

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A		Class C
Adaptive Balanced Fund	0.25%	0.35%		0.75%
Adaptive Income Fund	0.25%	0.35	%(a)	0.75%
Adaptive US Equity Fund	0.25%	N/A		N/A
Frontier Strategy Fund	0.25%	N/A		N/A
High Yield Fund	0.25%	N/A		0.75%
Investment Grade Fund	0.25%	N/A		N/A

(a) The Fund is currently authorized to pay 0.25% with respect to Class A shares.

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly, and are not to exceed the following annual rates:

Fund	Investor Class	Institutional Class	Class C	Advisor Class
Adaptive Balanced Fund	0.25%	None	0.25%	N/A
Adaptive Income Fund	0.25%	None	0.25%	N/A
Adaptive US Equity Fund	0.25%	0.10%	N/A	N/A
Frontier Strategy Fund	0.15%	0.10%	N/A	0.10%
High Yield Fund	0.25%	0.10%	0.25%	N/A
Investment Grade Fund	0.25%	0.10%	N/A	N/A

77	June 30, 2016

Notes to Financial Statements (Unaudited)

The expenses of the Funds’ Distribution Plans and Shareholder Services Plan are reflected as distribution and shareholder service fees in the Statement of Operations.

Administrator, Custodian, Distributor, Dividend Paying Agent & Transfer Agent

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Salient Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2016, there were twelve Trustees, ten of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Funds pay Independent Trustees an allocated portion of the retainer of $60,000 per year. The Funds pay Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $2,500 for attendance by telephone at a regular meeting; $3,750 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $25,000, $12,500, $7,500 and $7,500, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receive $1,000, respectively per year. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Funds’ Chief Compliance Officer is employed by Salient Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2016, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Adaptive Balanced Fund	$20,972,167	$25,368,883
Adaptive Income Fund	11,145,757	12,965,407
Adaptive US Equity Fund	44,209,114	42,833,224
Frontier Strategy Fund	2,491,744	11,768,285
High Yield Fund	39,521,030	41,769,975

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2016 were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Investment Grade Fund	$20,068,247	$24,194,417

June 30, 2016	78

Notes to Financial Statements (Unaudited)

8. Tax Basis Information

Tax Basis of Investments: Differences in book and tax accounting for cost basis of investments are primarily attributable to the deferral of losses on wash sales. As of June 30, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Adaptive Balanced Fund	$38,025,442	$3,375,576	$(1,374,521)	$2,001,055
Adaptive Income Fund	15,700,078	—	(836,629)	(836,629)
Adaptive US Equity Fund	16,336,826	1,322,328	—	1,322,328
Frontier Strategy Fund	90,261	5,250	—	5,250
High Yield Fund	82,969,566	4,057,339	(3,862,520)	194,819
Investment Grade Fund	4,792,712	165,901	—	165,901

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. As of June 30, 2016, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring in 2016(a)	Expiring in 2017(a)	Expiring in 2018(a)	Short-Term(b)	Long-Term(b)	Total
Adaptive Balanced Fund	$—	$—	$—	$1,153,955	$6,260,744	$7,414,699
Adaptive Income Fund	—	—	—	744,646	10,198	754,844
Frontier Strategy Fund	—	—	—	7,199,517	8,671,719	15,871,236
High Yield Fund	—	—	—	3,029,565	2,142,277	5,171,842
Investment Grade Fund	1,479,849	—	7,106,398	281,424	6,704,372	15,572,043

(a) Capital losses incurred prior to December 31, 2010 under pre-enactment law.

(b) Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.

The Funds elect to defer to the period ending December 31, 2016 capital losses recognized during the period November 1, 2015 to December 31, 2015 in the amount of:

Fund	Capital Losses Total
Adaptive Balanced Fund	$132,405
Adaptive Income Fund	126,112
Adaptive US Equity Fund	66,869
Frontier Strategy Fund	13,050,940
High Yield Fund	6,166,653
Investment Grade Fund	59,457

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2016.

79	June 30, 2016

Notes to Financial Statements (Unaudited)

The tax character of distributions paid for the year ended December 31, 2015, were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Return of Capital Total
Adaptive Balanced Fund	$666,532	$—	$—
Adaptive Income Fund	533,237	—	—
Adaptive US Equity Fund	27,502	2,665,551	—
Frontier Strategy Fund	250,001	260,245	—
High Yield Fund	7,524,390	327,953	—
Investment Grade Fund	207,115	—	—

9. Affiliated Companies

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

During the six months ended June 30, 2016, the Adaptive US Equity Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, shares and value of investment by each Fund in affiliated companies for the six months ended June 30, 2016 were as follows:

Adaptive US Equity Fund
Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/16	Dividend Income	Realized Gain/(Loss)
Exchange-Traded Funds
SPDR® S&P Telecom ETF	—	78,187	(78,187)	—	$—	$11,464	$317,729

Total					$—	$11,464	$317,729

Each Allocation Fund may invest in certain securities that are considered affiliated companies as they share the same Board of Trustees and/or are managed by subsidiaries of Salient Partners, L.P. and are “related companies” for purposes of applicable fund-of-fund rules. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the six months ended June 30, 2016 were as follows:

Adaptive Balanced Fund
	Beginning Shares	Transfer due to Reorganization(a)	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/16	Dividend Income	Realized Gain/(Loss)
INVESTMENT COMPANIES
Salient Funds—Class Z shares
Salient Adaptive US Equity Fund	118,943	138,793	60,217	(160,176)	157,776	$6,064,894	$—	$(293,446)
Salient Commodity Long/Short Strategy Fund(b)	31,037	—		(31,037)	—	—	—	(43,714)
Salient Frontier Strategy Fund	90,608	39,770	—	(52,343)	78,035	603,211	—	(133,048)
Salient High Yield Fund	21,724	—	89,774	(68,664)	42,834	382,081	16,859	(4,402)
Salient Investment Grade Fund	200,910	192,693	—	(40,963)	352,640	4,030,680	26,927	(724)
Salient Funds—Institutional Class shares
Salient EM Corporate Debt Fund(b)	84,261	77,700	363,812	(264,045)	261,728	1,936,788	158,872	(241,593)
Salient EM Dividend Signal Fund(b)	276,970	—	—	(276,970)	—	—	—	(274,200)
Salient International Dividend Signal Fund(b)	1,053,860	326,534	—	(791,115)	589,279	3,600,492	170,774	(1,137,691)
Salient International Real Estate Fund(b)	65,349	—	—	(65,349)	—	—	—	(258,341)
Salient International Small Cap Fund(b)	—	120,206	116,759	(192,993)	43,973	740,061	—	192,723
Salient Real Estate Fund(b)	52,290	—	200,444	(52,290)	200,443	2,571,678	40,177	(89,946)
Salient Select Opportunity Fund(b)	47,739	—	—	(47,739)	—	—	—	(278,315)
Salient Select Income Fund(b)	—	—	71,378		71,378	1,692,383	24,472	—

June 30, 2016	80

Notes to Financial Statements (Unaudited)

Adaptive Balanced Fund (continued)
	Beginning Shares	Transfer due to Reorganization(a)	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/16	Dividend Income	Realized Gain/(Loss)
Salient Funds—Institutional Class shares (continued)
Salient Tactical Muni & Credit Fund(b)	45,392	254,933	202,228	(29,581)	472,972	$3,717,562	$54,811	$296
Salient US Dividend Signal Fund(b)	47,082	10,570	—	(47,309)	10,343	262,907	792	(223,507)
Salient Funds—Class I shares
Salient Adaptive Growth Fund(b)	—	611,213	597,016	(266,696)	941,533	8,163,089	—	13,412
Salient Trend Fund(b)	—	262,031	325,825	—	587,856	6,260,671	—	—

Total						$40,026,497	$493,683	$(2,772,496)

Adaptive Income Fund
	Beginning Shares	Transfer due to Reorganization(c)	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/16	Dividend Income	Realized Gain/(Loss)
INVESTMENT COMPANIES
Salient Funds—Class Z shares
Salient High Yield Fund	284,479	200,932	62,138	(132,365)	415,184	$3,703,444	$125,501	$(125,367)
Salient Investment Grade Fund	6,439	24,507	135,823	(142,726)	24,043	274,810	4,349	10,402
Salient Funds—Institutional Class shares
Salient EM Corporate Debt Fund(b)	319,065	226,836	74,453	(125,217)	495,137	3,664,012	208,599	(270,771)
Salient EM Dividend Signal Fund(b)	128,445	74,550	—	(194,005)	8,990	77,852	—	(86,443)
Salient EM Infrastructure Fund(b)	—	—	8,901	(4,291)	4,610	100,687	2,116	2,274
Salient International Dividend Signal Fund(b)	112,971	78,528	300,899	(184,590)	307,808	1,880,705	44,598	(178,588)
Salient International Real Estate Fund(b)	34,655	23,190	—	(53,706)	4,139	55,880	2,206	(31,374)
Salient Real Estate Fund(b)	4,848	1,199	57,712	(42,018)	21,741	278,938	4,789	(8,928)
Salient Select Income Fund(b)	59,695	35,261	133,665	(84,961)	143,660	3,406,169	64,325	(98,782)
Salient Tactical Muni & Credit Fund(b)	139,716	125,357	353,444	(437,733)	180,783	1,420,952	32,403	37,165

Total						$14,863,449	$488,886	$(750,412)

(a) Shares acquired in conjunction with the reorganization of the Forward Growth & Income Allocation Fund and Forward Multi-Strategy Fund into the Adaptive Balanced Fund on January 22, 2016, pursuant to an Agreement and Plan of Reorganization.

(b) Salient Adaptive Growth Fund, Salient Commodity Long/Short Strategy Fund, Salient EM Corporate Debt Fund, Salient EM Dividend Signal Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Muni & Credit Fund, Salient Trend Fund and Salient US Dividend Signal Fund’s June 30, 2016 Semi-Annual Report may be obtained at www.salientpartners.com.

(c) Shares acquired in conjunction with the reorganization of the Forward Balanced Allocation Fund into the Adaptive Income Fund on January 22, 2016 pursuant to an Agreement and Plan of Reorganization.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. Fund Reorganizations

Adaptive Balanced Fund Acquisition of Forward Growth & Income Allocation Fund and Forward Multi-Strategy Fund: At the September 22 – 23, 2015 meeting of the Board of Trustees of the Trust, the Trustees, including all of the Independent Trustees, approved a form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provided for the reorganization of the Forward Growth & Income Allocation Fund and Forward Multi-Strategy Fund (together, the “Acquired Funds”) into the Adaptive Balanced Fund (the “Reorganization”). The Reorganization did not require shareholder approval and occurred as of the close of business on January 22, 2016 (the “Reorganization Date”). The purpose of the Reorganization was to combine three

81	June 30, 2016

Notes to Financial Statements (Unaudited)

funds with similar investment objectives and strategies. On the Reorganization Date, the assets and liabilities of the Acquired Funds were transferred to the Adaptive Balanced Fund in exchange for shares of the Adaptive Balanced Fund. Pursuant to the Reorganization Agreement, each shareholder of Investor Class, Institutional Class, Class A and Class C shares of the Acquired Funds became the owner of the number of corresponding full and fractional shares of the Adaptive Balanced Fund, having an equal aggregate net asset value. On the Reorganization date, the Adaptive Balanced Fund and the Acquired Funds reported the following financial information:

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Adaptive Balanced Fund	1,689,628	$20,323,522	Forward Growth & Income Allocation Fund	1,234,716	$16,154,808
			Forward Multi-Strategy Fund	388,654	4,861,548

The investment portfolio value and unrealized appreciation/(depreciation) as of January 22, 2016 for each of the Acquired Funds were as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation/ (Depreciation) of Acquired Fund
Forward Growth & Income Allocation Fund	$16,048,459	$(191,693)
Forward Multi-Strategy Fund	4,857,514	(410,554)

Immediately following the Reorganization the net assets of the combined Adaptive Balanced Fund were $41,339,878.

The Reorganization qualified as a tax-free reorganization for federal income tax purposes. The Adaptive Balanced Fund acquired the following unused capital loss carryforwards for potential utilization, subject to certain tax limitations:

Fund	Short-Term	Long-Term	Total
Forward Growth & Income Allocation Fund	$807,281	$4,898,141	$5,705,422
Forward Multi-Strategy Fund	997,742	3,194,752	4,192,494

Assuming the Reorganization had been completed on January 1, 2016, the beginning of the annual reporting period for the Adaptive Balanced Fund, the Adaptive Balanced Fund’s pro forma results of operations for the period ended June 30, 2016 are as follows:

Net Investment Income	$341,666
Net Realized and Unrealized Gain on Investments	854,779

Net Increase in Net Assets Resulting from Operations	$1,196,445

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Adaptive Balanced Fund’s Statement of Operations since January 22, 2016.

Adaptive Income Fund Acquisition of Forward Balanced Allocation Fund: At the September 22 – 23, 2015 meeting of the Board of Trustees of the Trust, the Trustees, including all of the Independent Trustees, approved a form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provided for the reorganization of the Forward Balanced Allocation Fund (the “Acquired Fund”) into the Adaptive Income Fund (the “Reorganization”). The Reorganization did not require shareholder approval and occurred as of the close of business on January 22, 2016 (the “Reorganization Date”). The purpose of the Reorganization was to combine two funds with similar investment objectives and strategies. On the Reorganization Date, the assets and liabilities of the Acquired Fund were transferred to the Adaptive Income Fund in exchange for shares of the Adaptive Income Fund. Pursuant to the Reorganization Agreement, each shareholders of Investor Class, Institutional Class, Class A and Class C shares of the Acquired Fund became the owner of the number of corresponding full

June 30, 2016	82

Notes to Financial Statements (Unaudited)

and fractional shares of the Adaptive Income Fund, having an equal aggregate net asset value. On the Reorganization date, the Adaptive Income Fund and the Acquired Fund reported the following financial information:

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Adaptive Income Fund	735,622	$9,178,646	Forward Balanced Allocation Fund	521,983	$6,830,248

The investment portfolio value and unrealized appreciation/(depreciation) as of January 22, 2016 for the Acquired Fund was as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation/ (Depreciation) of Acquired Fund
Forward Balanced Allocation Fund	$6,696,699	$(248,030)

Immediately following the Reorganization the net assets of the combined Adaptive Income Fund were $16,008,894.

The Reorganization qualified as a tax-free reorganization for federal income tax purposes. The Adaptive Income Fund acquired the following unused capital loss carryforwards for potential utilization, subject to certain tax limitations:

Fund	Short-Term	Long-Term	Total
Forward Balanced Allocation Fund	$718,755	$1,965,410	$2,684,165

Assuming the Reorganization had been completed on January 1, 2016, the beginning of the annual reporting period for the Adaptive Income Fund, the Adaptive Income Fund’s pro forma results of operations for the period ended June 30, 2016 are as follows:

Net Investment Income	$421,199
Net Realized and Unrealized Gain on Investments	(11,779)

Net Increase in Net Assets Resulting from Operations	$409,420

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Adaptive Income Fund’s Statement of Operations since January 22, 2016.

12. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2016.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2016. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the SEC’s website at www.sec.gov.

83	June 30, 2016

Privacy Policy

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

June 30, 2016	84

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

K&L Gates LLP

Independent Registered Public Accounting Firm

KPMG LLP

Custodian

Citibank, N.A.

Transfer Agent

ALPS Fund Services, Inc.

Salient Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.salientpartners.com

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Adaptive US Equity Fund

Salient Commodity Long/Short Strategy Fund

Salient EM Corporate Debt Fund

Salient EM Dividend Signal Fund

Salient EM Infrastructure Fund

Salient Frontier Strategy Fund

Salient High Yield Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Investment Grade Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni & Credit Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Printed on paper containing recycled content using soy-based inks.	FSD002218

Semi-Annual Report June 30, 2016
Salient EM Infrastructure Fund Salient International Real Estate Fund Salient Real Estate Fund Salient Select Income Fund Salient Select Opportunity Fund Salient Tactical Real Estate Fund

The series of funds under the Forward Funds Trust (“Salient Funds”) are distributed by:

Forward Securities, LLC

101 California Street, 16th Floor

San Francisco, California 94111

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2016

1

Shareholder Update	June 30, 2016

A MESSAGE FROM:	John A. Blaisdell Chief Executive Officer

Dear Shareholder:

I was recently reminded of one of Warren Buffet’s investment beliefs that “I never know what markets are going to do…what’s going to happen in a day or a week or a month or a year, I never felt that I knew it then and I never felt it was important.” Looking back over the first half of 2016, several events clearly caught the market by surprise, namely the repeatedly-delayed rate hike by the Federal Reserve and the U.K.’s vote to leave the EU. We can navigate potential market shocks—even without a crystal ball—with strategies designed to limit the largest risk to portfolios: downside equity performance.

As Salient’s CIO Lee Partridge points out in his shareholder letter, portfolios that can adapt to changing levels of market volatility and correlations allow many investors to efficiently capture potential returns in varying environments. We assembled Salient’s investment platform to reflect our view that smart, active management with a focus on quality assets and quality cash flows is paramount. Just like the “Oracle of Omaha,” this means we can focus less on accurately foreseeing what will happen in markets and ensure our portfolios are prepared for what could happen.

Turning to much more predictable parts of our business, in April, we unveiled a rebranded SalientPartners.com website. This marked an important milestone for our firm after last year’s acquisition of Forward Management, LLC. Not only does the site capture our new aesthetic, but we determined that organizing our strategies by each investment team more clearly highlights the strength and capabilities of our platform. We also upgraded and expanded our library of content to include white papers, blog posts, commentary, videos, and podcasts.

Also related to Salient’s acquisition of Forward, on May 1, name changes to many of our mutual funds became effective. We united around Salient as a brand name and aligned with industry naming conventions to ensure greater clarity of each fund’s stated investment strategies.

In closing, I want to thank you, our shareholders, for the opportunity to be your investment partner. We will strive to keep earning your trust as we continue to advance and evolve our capabilities.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient

June 30, 2016	2

Shareholder Update	June 30, 2016

A MESSAGE FROM:	Lee Partridge, CAIA, CFA Chief Investment Officer

Dear Shareholder:

Many investors entered 2016 with a sense of fear and loathing as they braced for less policy accommodation from the Federal Reserve (Fed) and escalating fears over the troubled economies of China and Europe. The S&P 500 Index finished 2015 with a modest gain of 1.4%, which was driven entirely by dividends that helped offset a modest price decline. The rest of the developed world fared worse as indicated by the -2.5% loss posted by the MSCI World ex USA Index. Oil prices declined -30.5% over the course of the year and the 10-year U.S. Treasury declined to a 2.27% yield.

Markets continued to decline through the middle of February 2016 when investor sentiment shifted to a more positive tone. Since the beginning of the year, the S&P 500 Index has returned 3.8%, the MSCI World ex USA Index generated a -2.6% loss, oil prices rose 30.5% and the 10-year U.S. Treasury declined 80 basis points in yield to 1.47% as the trade-weighted dollar declined by -2.5%. Emerging market stocks, as represented by the MSCI Emerging Markets Index, rose 6.5% during the first half of the year.

We believe the Fed’s policy stance likely played a key role in the shift in investor sentiment from the beginning of the year to its midpoint as the Fed conformed to the global central banking mantra of “lower for longer” interest rates. Competitive currency devaluations have created a strong disincentive for any central bank considering a more restrictive monetary policy that would result in currency appreciation and declining exports. This collective policy accommodation from monetary authorities may partially offset the rising waves of nationalism and protectionist rhetoric evidenced by the United Kingdom’s June 23 vote to exit the European Union.

We find ourselves in uncharted waters with the highest levels of global debt in recorded history, negative interest rates across much of the developed world and a global fiat currency system characterized by competitive currency devaluation. As interest rates on government bonds plunged to all-time lows and price-to-earnings multiples for most markets have expanded to over 20 times their trailing twelve month earnings, many investors seem willing to forego a margin of safety from a valuation perspective as confidence in the central banking syndicate has increased. Rather than trying to predict the near-term outcome of these policies, we prefer to prepare for a wide range of scenarios with time-tested investment principles.

In this policy driven environment, we believe investors would be well-advised to focus on sustainable, distributable cash flows, real assets, portfolio risk, diversification and tactical positioning. Many of our equity and fixed income strategies focus on sustainable, distributable cash flows as the primary driver of shareholder value. Management teams often convey their confidence in the current profitability and growth prospects of their enterprises through their dividend and distribution policies. We encourage investors to focus on companies and sectors with improving prospects for dividend growth over time.

In a world of competitive currency valuations, we like owning fixed and tangible assets whose values may be determined by an inflation-sensitive revenue stream and fixed commodity prices. In either case, we believe that fixed assets and commodities represent important portfolio building blocks that offer a meaningful source of diversification away from fiat currencies. We also believe it is important to mind the level of risk embedded in portfolios and dynamically adjust to rising and falling levels of volatility and correlations with adjustments to the level and composition of portfolios.

Our studies indicate that the highest risk-adjusted returns are generated during periods of low volatility and low correlation. During those periods, investors are generally well-served to be fully invested. By contrast, periods of high volatility and high correlation generally result in less favorable risk-adjusted returns so reducing exposures is often the best approach. Finally, we believe that tactical strategies offer an important source of diversification for long-oriented portfolios. Tactical strategies are often designed to adjust to changing valuations, investor sentiment and policy outlooks. Many tactical strategies have the ability to manage both long and short market exposures in a manner that can complement long-only portfolios and serve as an important source of risk mitigation.

3	June 30, 2016

We are humbled by the trust you have placed in the Salient investment team and the tools we’ve created to help navigate these uncharted economic waters.

Sincerely,

Lee Partridge, CAIA, CFA

Chief Investment Officer

Salient

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

One cannot invest directly in an index.

10-year U.S. Treasury is a debt obligation issued by the U.S. Treasury that has a term of more than one year but not more than 10 years.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI World ex-USA Index is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance of developed markets, excluding the United States.

S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

June 30, 2016	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2016

See page 8 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientpartners.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient EM Infrastructure Fund(a)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		-5.09%	1.60%	1.04%	05/02/11

Institutional Class(b)		-4.81%	1.99%	0.74%	06/29/07

Class A (with sales load)(c)		-10.63%	0.38%	-0.27%	06/29/07

Class A (without sales load)(d)		-5.18%	1.58%	0.39%	06/29/07

Class B (with CDSC)(e)		-10.32%	0.59%	-0.28%	06/29/07

Class B (without CDSC)(f)		-5.72%	0.98%	-0.28%	06/29/07

Class C (with CDSC)(g)		-6.63%	0.98%	-0.28%	06/29/07

Class C (without CDSC)(h)		-5.71%	0.98%	-0.28%	06/29/07

Advisor Class(i)		-4.88%	1.92%	4.71%	02/01/10

Salient International Real Estate Fund(j)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-9.16%	3.22%	N/A	2.44%	05/02/11

Institutional Class(b)	-8.88%	3.59%	1.95%	1.68%	04/28/06

Class A (with sales load)(c)	-14.49%	1.94%	1.03%	0.77%	04/28/06

Class A (without sales load)(d)	-9.28%	3.16%	1.63%	1.36%	04/28/06

Class C (with CDSC)(g)	-10.64%	2.57%	0.95%	0.68%	04/28/06

Class C (without CDSC)(h)	-9.76%	2.57%	0.95%	0.68%	04/28/06

Advisor Class(i)	-8.93%	3.57%	N/A	2.78%	05/02/11

Salient Real Estate Fund(k)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	15.37%	10.25%	5.02%	9.21%	05/10/99

Institutional Class	15.82%	10.70%	N/A	5.49%	05/01/08

Class A (with sales load)(c)	8.72%	8.97%	N/A	16.06%	06/12/09

Class A (without sales load)(d)	15.36%	10.27%	N/A	17.04%	06/12/09

Class C (with CDSC)(g)	13.72%	9.59%	N/A	16.28%	06/12/09

Class C (without CDSC)(h)	14.64%	9.59%	N/A	16.28%	06/12/09

5	June 30, 2016

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2016

See page 8 for important performance disclosure information about the Salient Funds.

Salient Select Income Fund(l)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	7.26%	N/A	N/A	10.80%	10/26/11

Institutional Class	7.66%	9.27%	6.20%	6.29%	04/28/06

Class A (with sales load)(c)	1.04%	7.57%	5.22%	8.68%	03/30/01

Class A (without sales load)(d)	7.20%	8.85%	5.85%	9.10%	03/30/01

Class B (with CDSC)(e)(m)	1.87%	7.91%	5.11%	8.32%	03/30/01

Class B (without CDSC)(f)(m)	6.59%	8.21%	5.11%	8.32%	03/30/01

Class C (with CDSC)(g)(m)	5.69%	8.21%	5.12%	8.32%	03/30/01

Class C (without CDSC)(h)(m)	6.63%	8.21%	5.12%	8.32%	03/30/01

Advisor Class(i)	7.61%	9.24%	N/A	11.71%	02/01/10

Salient Select Opportunity Fund(n)			1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class			-15.38%	-8.34%	06/02/14

Institutional Class			-15.08%	-0.56%	07/31/13

Class A (with sales load)(c)			-20.37%	-3.06%	07/31/13

Class A (without sales load)(d)			-15.52%	-1.06%	07/31/13

Class C (with CDSC)(g)			-16.73%	-5.36%	02/18/14

Class C (without CDSC)(h)			-15.91%	-5.36%	02/18/14

Salient Tactical Real Estate Fund(o)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	9.78%	9.49%	N/A	8.89%	05/02/11

Institutional Class	10.16%	9.90%	2.64%	3.07%	04/28/06

Class A (with sales load)(c)	3.45%	8.19%	1.47%	9.89%	09/15/99

Class A (without sales load)(d)	9.75%	9.47%	2.07%	10.28%	09/15/99

Class B (with CDSC)(e)	4.14%	8.55%	1.39%	9.51%	09/15/99

Class B (without CDSC)(f)	9.14%	8.84%	1.39%	9.51%	09/15/99

Class C (with CDSC)(g)	8.14%	8.82%	1.39%	9.51%	09/15/99

Class C (without CDSC)(h)	9.14%	8.82%	1.39%	9.51%	09/15/99

Advisor Class(i)	10.14%	9.88%	N/A	9.28%	05/02/11
(a) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund. Prior to June 12, 2009, Forward Global Infrastructure Fund was known as Kensington Global Infrastructure Fund.

(b) Prior to June 13, 2009, the Institutional Class was known as Class Y.

(c) Includes the effect of the maximum 5.75% sales charge.

(d) Excludes sales charge.

June 30, 2016	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2016

See page 8 for important performance disclosure information about the Salient Funds.

(e) Includes the contingent deferred sales charge, which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(f) Excludes the contingent deferred sales charge, which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(g) Includes the 1.00% contingent deferred sales charge.

(h) Excludes the 1.00% contingent deferred sales charge.

(i) Prior to May 1, 2013, the Advisor Class was known as Class M.

(j) Prior to May 1, 2016, Salient International Real Estate Fund was known as the Forward International Real Estate Fund. Prior to June 12, 2009, Forward International Real Estate Fund was known as Kensington International Real Estate Fund.

(k) Prior to May 1, 2016, Salient Real Estate Fund was known as the Forward Real Estate Fund. Prior to January 20, 2009, Forward Real Estate Fund was known as Forward Progressive Real Estate Fund. Prior to October 30, 2006, Forward Progressive Real Estate Fund was known as Forward Uniplan Real Estate Investment Fund.

(l) Prior to May 1, 2016, Salient Select Income Fund was known as the Forward Select Income Fund. Prior to June 12, 2009, Forward Select Income Fund was known as Kensington Select Income Fund.

(m) While Class B and Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

(n) Prior to May 1, 2016, Salient Select Opportunity Fund was known as the Forward Select Opportunity Fund. Prior to December 23, 2013, Forward Select Opportunity Fund was known as Forward Select Income Opportunity Fund.

(o) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund. Prior to May 1, 2011, Forward Real Estate Long/Short Fund was known as Forward Strategic Realty Fund. Prior to to June 12, 2009, Forward Strategic Realty Fund was known as Kensington Strategic Realty Fund.

7	June 30, 2016

Investment Glossary

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient EM Infrastructure Fund

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Salient International Real Estate Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Salient Real Estate Fund

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

June 30, 2016	8

Investment Glossary

Salient Select Income Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Salient Select Opportunity Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient Tactical Real Estate Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

9	June 30, 2016

Investment Glossary

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

June 30, 2016	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

As a shareholder of the Salient Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient EM Infrastructure Fund	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Investor Class
Actual	$1,000.00	$1,054.00	2.11%	$10.78

Hypothetical	$1,000.00	$1,014.37	2.11%	$10.57
Institutional Class
Actual	$1,000.00	$1,056.00	1.85%	$9.46

Hypothetical	$1,000.00	$1,015.66	1.85%	$9.27
Class A
Actual	$1,000.00	$1,054.10	2.27%	$11.59

Hypothetical	$1,000.00	$1,013.58	2.27%	$11.36
Class B
Actual	$1,000.00	$1,051.40	2.80%	$14.28

Hypothetical	$1,000.00	$1,010.94	2.80%	$14.00
Class C
Actual	$1,000.00	$1,051.10	2.82%	$14.38

Hypothetical	$1,000.00	$1,010.84	2.82%	$14.10
Advisor Class
Actual	$1,000.00	$1,055.50	1.94%	$9.91

Hypothetical	$1,000.00	$1,015.22	1.94%	$9.72

11	June 30, 2016

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

Salient International Real Estate Fund	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Investor Class
Actual	$1,000.00	$1,009.20	2.07%	$10.34

Hypothetical	$1,000.00	$1,014.57	2.07%	$10.37
Institutional Class
Actual	$1,000.00	$1,010.80	1.79%	$8.95

Hypothetical	$1,000.00	$1,015.96	1.79%	$8.97
Class A
Actual	$1,000.00	$1,008.00	2.21%	$11.03

Hypothetical	$1,000.00	$1,013.87	2.21%	$11.07
Class C
Actual	$1,000.00	$1,005.60	2.77%	$13.81

Hypothetical	$1,000.00	$1,011.09	2.77%	$13.85
Advisor Class
Actual	$1,000.00	$1,010.60	1.86%	$9.30

Hypothetical	$1,000.00	$1,015.61	1.86%	$9.32
Salient Real Estate Fund
Investor Class
Actual	$1,000.00	$1,085.50	1.82%	$9.44

Hypothetical	$1,000.00	$1,015.81	1.82%	$9.12
Institutional Class
Actual	$1,000.00	$1,087.60	1.47%	$7.63

Hypothetical	$1,000.00	$1,017.55	1.47%	$7.37
Class A
Actual	$1,000.00	$1,085.70	1.88%	$9.75

Hypothetical	$1,000.00	$1,015.51	1.88%	$9.42
Class C
Actual	$1,000.00	$1,081.80	2.43%	$12.58

Hypothetical	$1,000.00	$1,012.78	2.43%	$12.16
Salient Select Income Fund
Investor Class
Actual	$1,000.00	$1,089.00	2.34%	$12.15

Hypothetical	$1,000.00	$1,013.23	2.34%	$11.71
Institutional Class
Actual	$1,000.00	$1,091.30	1.99%	$10.35

Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97

June 30, 2016	12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

Salient Select Income Fund (continued)	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Class A
Actual	$1,000.00	$1,088.40	2.39%	$12.41

Hypothetical	$1,000.00	$1,012.98	2.39%	$11.96
Class B
Actual	$1,000.00	$1,086.00	2.94%	$15.25

Hypothetical	$1,000.00	$1,010.24	2.94%	$14.69
Class C
Actual	$1,000.00	$1,085.40	2.94%	$15.24

Hypothetical	$1,000.00	$1,010.24	2.94%	$14.69
Advisor Class
Actual	$1,000.00	$1,091.00	2.04%	$10.61

Hypothetical	$1,000.00	$1,014.72	2.04%	$10.22
Salient Select Opportunity Fund
Investor Class
Actual	$1,000.00	$976.60	1.68%	$8.26

Hypothetical	$1,000.00	$1,016.51	1.68%	$8.42
Institutional Class
Actual	$1,000.00	$978.20	1.33%	$6.54

Hypothetical	$1,000.00	$1,018.25	1.33%	$6.67
Class A
Actual	$1,000.00	$975.60	1.83%	$8.99

Hypothetical	$1,000.00	$1,015.76	1.83%	$9.17
Class C
Actual	$1,000.00	$973.50	2.28%	$11.19

Hypothetical	$1,000.00	$1,013.53	2.28%	$11.41
Salient Tactical Real Estate Fund
Investor Class
Actual	$1,000.00	$1,088.60	2.94%	$15.27

Hypothetical	$1,000.00	$1,010.24	2.94%	$14.69
Institutional Class
Actual	$1,000.00	$1,090.50	2.59%	$13.46

Hypothetical	$1,000.00	$1,011.98	2.59%	$12.96
Class A
Actual	$1,000.00	$1,088.50	2.99%	$15.53

Hypothetical	$1,000.00	$1,010.00	2.99%	$14.94
Class B
Actual	$1,000.00	$1,085.50	3.54%	$18.36

Hypothetical	$1,000.00	$1,007.26	3.54%	$17.67

13	June 30, 2016

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2016

Salient Tactical Real Estate Fund (continued)	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/16-06/30/16
Class C
Actual	$1,000.00	$1,085.50	3.54%	$18.36

Hypothetical	$1,000.00	$1,007.26	3.54%	$17.67
Advisor Class
Actual	$1,000.00	$1,090.30	2.64%	$13.72

Hypothetical	$1,000.00	$1,011.74	2.64%	$13.20

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

June 30, 2016	14

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Salient EM Infrastructure Fund
China	20.37%
Brazil	12.00%
Thailand	7.77%
Hong Kong	6.81%
Chile	5.97%
Philippines	5.56%
Indonesia	4.72%
Turkey	4.49%
Mexico	3.37%
Vietnam	2.94%
Pakistan	2.88%
Malaysia	2.39%
Netherlands	2.36%
Norway	2.06%
Russia	1.96%
Singapore	1.71%
South Africa	1.69%
Poland	1.41%
Austria	1.12%
Czech Republic	1.11%
France	1.07%
Bermuda	0.66%
Net Other Assets and Liabilities	5.58%
100.00%

Salient International Real Estate Fund
Japan	26.70%
Hong Kong	13.20%
United Kingdom	12.50%
Australia	8.59%
United States	7.77%
Canada	5.07%
France	4.65%
Ireland	3.37%
Singapore	3.25%
Germany	3.07%

Sweden	2.66%
Austria	2.11%
Italy	1.63%
Finland	0.46%
Net Other Assets and Liabilities	4.97%
100.00%
Salient Real Estate Fund
REITs-Office Property	25.63%
REITs-Shopping Centers	10.66%
REITs-Hotels	9.88%
REITs-Apartments	9.18%
REITs-Regional Malls	7.56%
REITs-Diversified	7.35%
REITs-Warehouse/Industrial	4.00%
REITs-Storage	3.61%
REITs-Healthcare	3.56%
REITs-Timber	2.67%
REITs-Specialized	2.67%
REITs-Mortgage	2.66%
REITs-Residential	2.25%
Real Estate Operating/Development	1.57%
Healthcare Providers & Services	0.52%
Lodging	0.36%
Net Other Assets and Liabilities	5.87%
100.00%

Salient Select Income Fund*
REITs-Hotels	17.32%
REITs-Mortgage	13.24%
REITs-Office Property	10.79%
REITs-Residential	8.75%
REITs-Warehouse/Industrial	8.00%
REITs-Shopping Centers	7.69%
REITs-Healthcare	7.63%
REITs-Diversified	6.91%
REITs-Regional Malls	6.42%
REITs-Specialized	4.30%

15	June 30, 2016

Summary of Portfolio Holdings (Note 10) (Unaudited)

Salient Select Income Fund* (continued)
Consumer Products	3.57%
Department Stores	3.06%
REITs-Apartments	2.80%
REITs-Storage	2.03%
REITs-Manufactured Homes	1.58%
Oil, Gas & Consumable Fuels	0.50%
Hotels, Restaurants & Leisure	0.49%
Capital Markets	0.32%
Net Other Assets and Liabilities	-5.40%
100.00%

Salient Select Opportunity Fund
Banks	28.51%
REITs-Hotels	20.22%
REITs-Residential	14.54%
REITs-Diversified	13.11%
Consumer Products	7.84%
Hotels & Motels	5.66%
Exchange-Traded Funds	4.64%
REITs-Healthcare	3.94%
Department Stores	3.64%
Healthcare Providers & Services	3.00%
REITs-Timber	2.56%
Marine	2.36%
Capital Markets	1.72%
Hotels, Restaurants & Leisure	1.30%
Net Other Assets and Liabilities	-13.04%
100.00%

Salient Tactical Real Estate Fund*
REITs-Office Property	26.11%
REITs-Hotels	10.09%
REITs-Diversified	9.36%
REITs-Regional Malls	9.08%
REITs-Shopping Centers	7.36%
REITs-Apartments	7.34%
REITs-Healthcare	6.85%
REITs-Warehouse/Industrial	5.35%
REITs-Specialized	5.28%
Real Estate Operating/Development	4.66%
REITs-Mortgage	3.63%
REITs-Storage	3.43%
REITs-Timber	2.83%
REITs-Residential	2.18%
Department Stores	0.68%
Healthcare Providers & Services	0.61%
Water Utilities	0.41%
Lodging	0.27%
Leisure Facilities	0.26%
Net Other Assets and Liabilities	-5.78%
100.00%

* Weightings reflect long positions and excludes securities sold short.

REIT — Real Estate Investment Trust

June 30, 2016	16

Portfolio of Investments (Note 10) (Unaudited)

Salient EM Infrastructure Fund

Shares		Value (Note 2)

Common Stocks: 90.84%
Austria: 1.12%

5,700	Andritz AG	$268,647

Brazil: 11.96%

121,585	Alupar Investimento SA	525,356

209,200	CCR SA	1,094,094

104,300	Transmissora Alianca de Energia Electria SA	628,599

27,800	Ultrapar Participacoes SA, Sponsored ADR	611,878

		2,859,927

Chile: 5.97%

1,526,900	Aguas Andinas SA, Class A	876,634

3,212,600	Enersis Americas SA	550,613

		1,427,247

China: 20.37%

1,844,000	China Communications Services Corp. Ltd., Class H	960,256

112,000	ENN Energy Holdings, Ltd.	550,753

671,600	Jiangsu Expressway Co., Ltd., Class H	933,199

1,239,100	Qingdao Port International Co., Ltd., Class H(a)(b)	560,606

1,849,900	SITC International Holdings Co., Ltd.	968,097

1,395,200	Yuexiu Transport Infrastructure, Ltd.	895,593

		4,868,504

Czech Republic: 1.11%

15,600	CEZ AS	265,100

France: 1.07%

11,800	Veolia Environnement SA	254,961

Hong Kong: 6.81%

626,600	COSCO Pacific, Ltd.	622,715

324,000	Guangdong Investment, Ltd.	491,966

489,500	HKBN, Ltd.	514,227

		1,628,908

Indonesia: 4.72%

1,530,100	Jasa Marga Persero Tbk PT	610,882

2,927,300	Perusahaan Gas Negara Tbk PT	518,439

		1,129,321

Malaysia: 2.39%

548,900	Westports Holdings Bhd	571,842

Shares		Value (Note 2)

Mexico: 3.37%

86,200	Grupo Aeroportuario del Centro Norte SAB de CV	$513,686

171,133	PLA Administradora Industrial S de RL de CV	291,204

		804,890

Netherlands: 2.36%

11,300	Koninklijke Vopak NV	562,991

Norway: 2.06%

50,200	Hoegh LNG Holdings, Ltd.	491,877

Philippines: 5.56%

18,700	Globe Telecom, Inc.	942,800

58,500	Manila Electric Co.	385,462

		1,328,262

Poland: 1.41%

139,800	Energa SA	336,645

Russia: 1.96%

56,700	Mobile TeleSystems PJSC, Sponsored ADR	469,476

Singapore: 1.71%

899,400	Hutchison Port Holdings Trust	409,227

South Africa: 1.69%

41,500	MTN Group, Ltd.	402,715

Thailand: 7.77%

132,700	Advanced Info Service Pcl	596,659

2,217,700	BTS Group Holdings Pcl	605,860

2,051,400	TTW Pcl	653,833

		1,856,352

Turkey: 4.49%

164,000	Aygaz AS	637,414

101,600	TAV Havalimanlari Holding AS	435,504

		1,072,918

Vietnam: 2.94%

167,800	PetroVietnam Gas JSC	470,207

149,600	PetroVietnam Nhon Trach 2 Power JSC	232,744

		702,951

	Total Common Stocks (Cost $21,086,466)	21,712,761

See Notes to Financial Statements	17	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient EM Infrastructure Fund

Shares		Value (Note 2)

Limited Partnerships: 0.66%
Bermuda: 0.66%

8,900	Hoegh LNG Partners LP	$158,865

	Total Limited Partnerships (Cost $151,998)	158,865

Participation Notes: 2.88%
Pakistan: 2.88%

600,000	HUB Power Co., Ltd, Sponsored GDR (Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/02/17	687,957

	Total Participation Notes (Cost $562,656)	687,957

Rights: 0.04%
Brazil: 0.04%

20,726	Alupar Investimento SA, Rights, Strike Price $12.30 BRL (expiring 07/14/16)(c)	9,614

	Total Rights (Cost $0)	9,614

	Total Investments: 94.42% (Cost $21,801,120)	22,569,197

	Net Other Assets and Liabilities: 5.58%	1,333,959

	Net Assets: 100.00%	$23,903,156

Percentages are stated as a percent of net assets.

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $560,606, representing 2.35% of net assets.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $560,606, representing 2.35% of net assets.

(c) Non-income producing security.

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Currency Abbreviations:

BRL — Brazilian Real

June 30, 2016	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient International Real Estate Fund

Shares		Value (Note 2)

Common Stocks: 87.26%
Australia: 8.59%

424,500	Garda Diversified Property Fund	$324,507

100,000	Investa Office Fund	319,202

1,276,538	Mirvac Group	1,923,126

		2,566,835

Austria: 2.11%

10,000	BUWOG AG	230,662

24,000	CA Immobilien Anlagen AG	399,776

		630,438

Canada: 5.07%

10,000	Boardwalk REIT	445,528

30,000	Dream Industrial REIT	202,717

30,000	Dream Office REIT	431,441

25,000	H&R REIT	435,582

		1,515,268

Finland: 0.46%

15,000	Orava Residential REIT Plc	136,333

France: 4.65%

6,000	Gecina SA	815,667

13,000	Klepierre	574,906

		1,390,573

Germany: 3.07%

24,960	alstria office REIT AG	336,270

80,000	Dream Global REIT	580,828

		917,098

Hong Kong: 13.20%

149,600	Henderson Land Development Co., Ltd.	839,778

100,000	Hongkong Land Holdings, Ltd.	609,000

100,000	Link REIT	680,579

463,000	Soundwill Holdings, Ltd.	756,737

400,000	Swire Properties, Ltd.	1,059,537

		3,945,631

Ireland: 3.37%

678,338	Hibernia REIT Plc	1,008,733

Italy: 1.63%

600,000	Immobiliare Grande Distribuzione SIIQ SpA	488,734

Shares		Value (Note 2)

Japan: 26.70%

106,000	Mitsubishi Estate Co., Ltd.	$1,922,607

72,000	Mitsui Fudosan Co., Ltd.	1,625,604

250	NIPPON REIT Investment Corp.	668,910

30,000	Nomura Real Estate Holdings, Inc.	516,826

70,000	NTT Urban Development Corp.	740,231

54,000	Sumitomo Realty & Development Co., Ltd.	1,440,401

90,000	Tokyo Tatemono Co., Ltd.	1,065,027

		7,979,606

Singapore: 3.25%

700,000	Keppel REIT	545,616

105,000	UOL Group, Ltd.	425,581

		971,197

Sweden: 2.66%

25,000	Fabege AB	421,951

24,000	Hufvudstaden AB, Class A	374,721

		796,672

United Kingdom: 12.50%

30,000	Derwent London Plc	1,043,568

110,650	Great Portland Estates Plc	922,853

30,000	Hammerson Plc	214,864

66,000	Land Securities Group Plc	912,892

70,000	Workspace Group Plc	642,528

		3,736,705

	Total Common Stocks (Cost $26,183,490)	26,083,823

Exchange-Traded Funds: 7.77%
United States: 7.77%

29,300	iShares International Developed Property ETF	1,076,963

30,000	SPDR® Dow Jones International Real Estate ETF	1,243,800

		2,320,763

	Total Exchange-Traded Funds (Cost $2,385,812)	2,320,763

	Total Investments: 95.03% (Cost $28,569,302)	28,404,586

	Net Other Assets and Liabilities: 4.97%	1,486,608

	Net Assets: 100.00%	$29,891,194

See Notes to Financial Statements	19	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient International Real Estate Fund

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depository Receipts

June 30, 2016	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient Real Estate Fund

Shares		Value (Note 2)

Common Stocks: 94.13%
Healthcare Providers & Services: 0.52%

129,000	Genesis Healthcare, Inc.(a)	$228,330

Lodging: 0.36%

10,000	Interval Leisure Group, Inc.	159,000

Real Estate Operating/Development: 1.57%

31,100	Forest City Enterprises, Inc., Class A	693,841

REITs-Apartments: 9.18%

5,000	American Campus Communities, Inc.	264,350

9,000	AvalonBay Communities, Inc.	1,623,510

22,000	Equity Residential	1,515,360

8,500	Sun Communities, Inc.	651,440

		4,054,660

REITs-Diversified: 7.35%

7,000	Alexander & Baldwin, Inc.	252,980

10,800	American Assets Trust, Inc.	458,352

102,000	Lexington Realty Trust	1,031,220

15,000	Vornado Realty Trust	1,501,800

		3,244,352

REITs-Healthcare: 3.56%

43,000	Sabra Health Care REIT, Inc.	887,305

9,000	Welltower, Inc.	685,530

		1,572,835

REITs-Hotels: 9.88%

31,500	Ashford Hospitality Prime, Inc.	445,410

29,400	Chatham Lodging Trust	646,212

101,700	FelCor Lodging Trust, Inc.	633,591

87,000	Host Hotels & Resorts, Inc.	1,410,270

46,800	Pebblebrook Hotel Trust	1,228,500

		4,363,983

REITs-Mortgage: 2.66%

76,500	Colony Capital, Inc., Class A	1,174,275

REITs-Office Property: 25.63%

6,700	Alexandria Real Estate Equities, Inc.	693,584

14,000	Boston Properties, Inc.	1,846,600

39,600	City Office REIT, Inc.	514,008

Shares		Value (Note 2)

10,000	Digital Realty Trust, Inc.	$1,089,900

114,700	Franklin Street Properties Corp.	1,407,369

21,000	HCP, Inc.	742,980

8,000	Hudson Pacific Properties, Inc.	233,440

13,500	Liberty Property Trust	536,220

54,000	Mack-Cali Realty Corp.	1,458,000

95,000	New York REIT, Inc.	878,750

18,000	SL Green Realty Corp.	1,916,460

		11,317,311

REITs-Regional Malls: 7.56%

31,100	General Growth Properties, Inc.	927,402

9,400	Macerich Co.	802,666

4,300	Seritage Growth Properties REIT, Class A	214,312

18,800	Taubman Centers, Inc.	1,394,960

		3,339,340

REITs-Residential: 2.25%

48,600	American Homes 4 Rent, Class A	995,328

REITs-Shopping Centers: 10.66%

29,000	Brixmor Property Group, Inc.	767,340

19,500	DDR Corp.	353,730

15,000	Equity One, Inc.	482,700

4,500	Federal Realty Investment Trust	744,975

20,000	Kimco Realty Corp.	627,600

41,600	Retail Opportunity Investments Corp.	901,472

18,000	Retail Properties of America, Inc., Class A	304,200

8,000	Tanger Factory Outlet Centers, Inc.	321,440

132,000	Wheeler REIT, Inc.	203,280

		4,706,737

REITs-Specialized: 2.67%

5,000	CoreSite Realty Corp.	443,450

4,500	Crown Castle International Corp.	456,435

5,000	QTS Realty Trust, Inc., Class A	279,900

		1,179,785

REITs-Storage: 3.61%

7,000	Extra Space Storage, Inc.	647,780

45,400	National Storage Affiliates Trust	945,228

		1,593,008

See Notes to Financial Statements	21	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient Real Estate Fund

Shares		Value (Note 2)

REITs-Timber: 2.67%

39,600	Weyerhaeuser Co.	$1,178,892

REITs-Warehouse/Industrial: 4.00%

17,100	Prologis, Inc.	838,584

39,000	STAG Industrial, Inc.	928,590

		1,767,174

	Total Common Stocks (Cost $33,619,347)	41,568,851

	Total Investments: 94.13% (Cost $33,619,347)	41,568,851

	Net Other Assets and Liabilities: 5.87%	2,592,109

	Net Assets: 100.00%	$44,160,960

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

June 30, 2016	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient Select Income Fund

Shares		Value (Note 2)

Common Stocks: 38.12%
Hotels, Restaurants & Leisure: 0.49%

1,182,000	Peak Resorts, Inc.(a)(b)	$5,389,920

REITs-Apartments: 0.37%

296,296	Clipper Realty, Inc.(c)(d)	4,074,070

REITs-Diversified: 0.39%

100,000	American Assets Trust, Inc.(a)	4,244,000

REITs-Healthcare: 6.03%

1,575,000	MedEquities Realty Trust, Inc.(d)	20,081,250

2,250,000	Sabra Health Care REIT, Inc.(a)	46,428,750

		66,510,000

REITs-Hotels: 6.70%

1,850,000	Chatham Lodging Trust(a)	40,663,000

815,000	Pebblebrook Hotel Trust	21,393,750

900,000	Summit Hotel Properties, Inc.(a)	11,916,000

		73,972,750

REITs-Mortgage: 1.39%

999,800	Colony Capital, Inc., Class A(a)	15,346,930

REITs-Office Property: 7.67%

2,550,000	Franklin Street Properties Corp.(a)	31,288,500

600,000	Mack-Cali Realty Corp.	16,200,000

1,000,000	Select Income REIT(a)	25,990,000

105,000	SL Green Realty Corp.	11,179,350

		84,657,850

REITs-Regional Malls: 3.60%

300,000	Taubman Centers, Inc.	22,260,000

1,565,000	WP GLIMCHER, Inc.(a)	17,512,350

		39,772,350

REITs-Residential: 3.94%

2,125,000	American Homes 4 Rent, Class A(a)	43,520,000

REITs-Specialized: 0.16%

150,000	Farmland Partners, Inc.(a)	1,698,000

REITs-Storage: 2.03%

1,078,000	National Storage Affiliates Trust	22,443,960

Shares		Value (Note 2)

REITs-Warehouse/Industrial: 5.35%

1,152,000	Monmouth Real Estate Investment Corp.(a)	$15,275,520

1,840,000	STAG Industrial, Inc.(a)	43,810,400

		59,085,920

	Total Common Stocks (Cost $378,972,204)	420,715,750

Convertible Preferred Stocks: 16.58%
REITs-Diversified: 1.39%

303,428	Lexington Realty Trust Series C, 6.500%(a)	15,289,737

REITs-Hotels: 7.91%

102,798	Alexandria Real Estate Equities, Inc. Series D, 7.000%(a)	3,508,496

2,560,000	Ashford Hospitality Prime, Inc. Series B, 5.500%	57,984,000

1,025,000	FelCor Lodging Trust, Inc. Series A, 1.950%(a)	25,819,750

		87,312,246

REITs-Residential: 3.53%

204,044	American Homes 4 Rent Series A, 5.000%(a)	5,460,218

250,000	Series B, 5.000%(a)	6,712,500

841,000	Series C, 5.500%(a)	22,311,730

170,000	Series D, 6.500%	4,465,900

		38,950,348

REITs-Shopping Centers: 1.57%

245,700	Ramco-Gershenson Properties Trust Series D, 7.250%(a)	17,326,764

REITs-Specialized: 2.18%

644,101	EPR Properties Series E, 9.000%(a)	24,102,259

	Total Convertible Preferred Stocks (Cost $118,402,865)	182,981,354

Preferred Stocks: 41.57%
Capital Markets: 0.32%

138,592	KKR & Co. LP Series B, 6.500%(c)	3,556,271

See Notes to Financial Statements	23	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient Select Income Fund

Shares		Value (Note 2)

Consumer Products: 0.96%

206,772	CHS, Inc. Series 4, 7.500%	$5,942,627

45,000	Dairy Farmers of America, Inc. 7.875%(d)	4,623,750

		10,566,377

Oil, Gas & Consumable Fuels: 0.50%

220,000	TravelCenters of America LLC 8.250%(a)	5,563,800

REITs-Apartments: 2.43%

120,000	Apartment Investment & Management Co. Series Z, 7.000%(a)	3,007,800

280,000	Sun Communities, Inc. Series A, 7.125%(a)	7,364,000

630,000	UMH Properties, Inc. Series A, 8.250%(a)	16,436,700

		26,808,500

REITs-Diversified: 1.67%

400,000	CorEnergy Infrastructure Trust, Inc. Series A, 7.375%(a)	9,384,000

88,476	First Potomac Realty Trust Series A, 7.750%(a)	2,235,346

262,000	Investors Real Estate Trust Series B, 7.950%(a)	6,864,400

		18,483,746

REITs-Healthcare: 1.60%

676,943	Sabra Healthcare REIT, Inc. Series A, 7.125%(a)	17,722,368

REITs-Hotels: 2.71%

155,500	Chesapeake Lodging Trust Series A, 7.750%(a)	4,100,535

275,000	Hersha Hospitality Trust Series C, 6.875%(a)	7,150,000

125,000	Series D, 6.500%(c)	3,161,250

120,000	LaSalle Hotel Properties Series H, 7.500%(a)	3,036,000

200,000	Pebblebrook Hotel Trust Series D, 6.375%	5,378,000

Shares		Value (Note 2)

137,500	Summit Hotel Properties, Inc. Series C, 7.125%	$3,593,563

138,685	Series D, 6.450%(c)	3,501,796

		29,921,144

REITs-Manufactured Homes: 1.58%

657,290	Equity LifeStyle Properties, Inc. Series C, 6.750%(a)	17,398,466

REITs-Mortgage: 11.85%

772,838	Colony Capital, Inc. Series A, 8.500%(a)	19,707,369

371,700	Series B, 7.500%(a)	9,257,188

400,000	Series C, 7.125%(a)	9,356,000

266,011	iStar Financial, Inc. Series D, 8.000%(a)	6,208,697

861,299	Series E, 7.875%(a)	19,706,521

567,811	Series F, 7.800%(a)	12,906,344

848,247	Series G, 7.650%(a)	19,000,733

425,000	Series I, 7.500%(a)	9,639,000

911,545	NorthStar Realty Finance Corp. Series E, 8.750%(a)	22,797,740

111,597	RAIT Financial Trust Series A, 7.750%	2,176,142

		130,755,734

REITs-Office Property: 3.12%

190,000	Corporate Office Properties Trust Series L, 7.375%(a)	4,936,200

436,989	Digital Realty Trust, Inc. Series F, 6.625%(a)	11,567,099

300,760	DuPont Fabros Technology, Inc. Series B, 7.625%(a)	7,624,266

263,479	Gramercy Property Trust Series A, 7.125%(a)	7,020,398

2,624	Highwoods Properties, Inc. Series A, 8.625%(a)	3,306,076

		34,454,039

REITs-Regional Malls: 2.82%

789,109	CBL & Associates Properties, Inc. Series D, 7.375%(a)	19,672,487

June 30, 2016	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient Select Income Fund

Shares		Value (Note 2)

REITs-Regional Malls (continued): 2.82%

100,000	Taubman Centers, Inc. Series K, 6.250%(a)	$2,605,000

340,669	WP GLIMCHER, Inc. Series I, 6.875%(a)	8,830,141

		31,107,628

REITs-Residential: 1.28%

200,000	Bluerock Residential Growth REIT, Inc. Series A, 8.250%	5,312,000

329,000	UMH Properties, Inc. Series B, 8.000%	8,790,880

		14,102,880

REITs-Shopping Centers: 6.12%

350,000	Cedar Realty Trust, Inc. Series B, 7.250%(a)	9,108,750

237,000	Retail Properties of America, Inc. Series A, 7.000%(a)	6,211,770

775,000	Saul Centers, Inc. Series C, 6.875%(a)	20,692,500

710,000	Urstadt Biddle Properties, Inc. Series F, 7.125%(a)	18,928,600

450,000	Series G, 6.750%	12,555,000

		67,496,620

REITs-Specialized: 1.96%

400,000	CoreSite Realty Corp. Series A, 7.250%(a)	10,580,000

248,700	EPR Properties Series C, 5.750%	7,580,376

130,215	Series F, 6.625%(a)	3,438,978

		21,599,354

REITs-Warehouse/Industrial: 2.65%

432,050	Monmouth Real Estate Investment Corp. Series A, 7.625%(a)	11,416,921

473,028	Series B, 7.875%(a)	12,653,499

200,000	STAG Industrial, Inc. Series B, 6.625%(a)	5,162,000

		29,232,420

	Total Preferred Stocks (Cost $424,395,661)	458,769,347

Principal Amount		Value (Note 2)

Contingent Convertible Securities: 1.44%
Department Stores: 1.44%

$21,810,000	JC Penney Corp., Inc., Sr. Unsec. Notes 7.625%, 03/01/97	$15,921,300

	Total Contingent Convertible Securities (Cost $16,106,273)	15,921,300

Corporate Bonds: 4.23%
Consumer Products: 2.61%

28,000,000	Land O’Lakes, Inc., Unsec. Notes 8.000%, Perpetual Maturity(d)(e)	28,770,000

		28,770,000

Department Stores: 1.62%

5,000,000	JC Penney Corp., Inc., Sr. Unsec. Notes 6.375%, 10/15/36	3,811,000

17,535,000	7.400%, 04/01/37	14,115,675

		17,926,675

	Total Corporate Bonds (Cost $44,006,302)	46,696,675

Convertible Corporate Bonds: 3.46%
REITs-Diversified: 3.46%

20,250,000	Consolidated-Tomoka Land Co., Sr. Unsec. 4.500%, 03/15/20	19,161,562

19,000,000	CorEnergy Infrastructure Trust, Inc., Sr. Unsec. 7.000%, 06/15/20	18,964,375

		38,125,937

	Total Convertible Corporate Bonds (Cost $37,585,292)	38,125,937

	Total Investments: 105.40% (Cost $1,019,468,597)	1,163,210,363

	Net Other Assets and Liabilities: (5.40)%	(59,591,919)

	Net Assets: 100.00%	$1,103,618,444

Shares

Schedule of Securities Sold Short
Exchange-Traded Funds

(1,200,000)	iShares® U.S. Real Estate ETF	$(98,760,000)

	Total Securities Sold Short (Proceeds $86,486,057)	$(98,760,000)

See Notes to Financial Statements	25	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient Select Income Fund

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate value of those securities was $676,340,005, representing 61.28% of net assets.

(b) Affiliated company. See note 9 for more information.

(c) Non-income producing security.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $57,549,070, representing 5.21% of net assets.

(e) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Investment Abbreviations:

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Sr. — Senior

Unsec. — Unsecured

June 30, 2016	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient Select Opportunity Fund

Shares		Value (Note 2)

Common Stocks: 57.81%
Banks: 15.32%

60,000	Cascade Bancorp(a)	$332,400

60,000	Commerzbank AG	387,791

54,680	Green Bancorp, Inc.(a)(b)	476,810

245,000	Lloyds Banking Group Plc	176,320

85,000	Unione di Banche Italiane SpA	233,370

		1,606,691

Capital Markets: 1.72%

12,084	FBR & Co.(b)	180,414

Healthcare Providers & Services: 3.00%

177,565	Genesis Healthcare, Inc.(a)(b)	314,290

Hotels & Motels: 5.66%

60,000	Belmond, Ltd., Class A(a)(b)	594,000

Hotels, Restaurants & Leisure: 1.30%

30,000	Peak Resorts, Inc.	136,800

REITs-Diversified: 4.09%

14,873	CorEnergy Infrastructure Trust, Inc.	429,086

REITs-Healthcare: 3.94%

20,000	Sabra Health Care REIT, Inc.(b)	412,700

REITs-Hotels: 20.22%

150,000	Ashford Hospitality Prime, Inc.	2,121,000

REITs-Timber: 2.56%

9,000	Weyerhaeuser Co.	267,930

	Total Common Stocks (Cost $8,194,576)	6,062,911

Exchange-Traded Funds: 4.64%

20,000	ProShares® UltraShort Euro(a)(b)(c)	486,400

	Total Exchange-Traded Funds (Cost $453,344)	486,400

Convertible Preferred Stocks: 14.54%
REITs-Residential: 14.54%

27,220	American Homes 4 Rent Series A, 5.000%(b)	728,407

30,000	Series C, 5.500%(b)	795,900

		1,524,307

	Total Convertible Preferred Stocks (Cost $1,403,645)	1,524,307

Shares		Value (Note 2)

Preferred Stocks: 7.26%
Consumer Products: 4.90%

5,000	Dairy Farmers of America, Inc. 7.875%(d)	$513,750

Marine: 2.36%

15,000	Star Bulk Carriers Corp. 8.000%(b)	247,650

	Total Preferred Stocks (Cost $831,091)	761,400

Principal Amount

Contingent Convertible Securities: 8.63%
Banks: 8.63%

$500,000	Deutsche Bank AG, Jr. Sub. Notes 7.500%, Perpetual Maturity(b)(e)(f)	418,750

600,000	Unicredit Spa, Jr. Sub. Notes 8.000%, Perpetual Maturity(e)(f)	486,750

		905,500

	Total Contingent Convertible Securities (Cost $1,094,325)	905,500

Corporate Bonds: 11.14%
Banks: 4.56%

500,000	Societe Generale SA, Jr. Sub. Notes 8.000%, Perpetual Maturity(b)(d)(e)(f)	478,450

Consumer Products: 2.94%

300,000	Land O’Lakes, Inc., Unsec. Notes 8.000%, Perpetual Maturity(b)(d)(f)	308,250

Department Stores: 3.64%

500,000	JC Penney Corp., Inc., Sr. Unsec. Notes 6.375%, 10/15/36	381,100

	Total Corporate Bonds (Cost $1,176,678)	1,167,800

Convertible Corporate Bonds: 9.02%
REITs-Diversified: 9.02%

1,000,000	Consolidated-Tomoka Land Co., Sr. Unsec. 4.500%, 03/15/20(b)	946,250

	Total Convertible Corporate Bonds (Cost $1,000,000)	946,250

	Total Investments: 113.04% (Cost $14,153,659)	11,854,568

	Net Other Assets and Liabilities: (13.04)%	(1,367,298)

	Net Assets: 100.00%	$10,487,270

See Notes to Financial Statements	27	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient Select Opportunity Fund

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate value of those securities was $6,143,097, representing 58.58% of net assets.

(c) This security is treated as a partnership for tax purposes and is not registered as an investment company under the Investment Company Act of 1940, as amended.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $1,300,450, representing 12.40% of net assets.

(e) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2016.

(f) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Investment Abbreviations:

Jr. — Junior

REIT — Real Estate Investment Trust

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

June 30, 2016	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient Tactical Real Estate Fund

Shares		Value (Note 2)

Common Stocks: 102.81%
Healthcare Providers & Services: 0.61%

243,000	Genesis Healthcare, Inc.(a)(b)	$430,110

Leisure Facilities: 0.26%

40,000	Peak Resorts, Inc.	182,400

Lodging: 0.27%

12,001	Interval Leisure Group, Inc.	190,816

Real Estate Operating/Development: 4.66%

21,020,000	CSI Properties, Ltd.	745,092

102,000	Great Eagle Holdings, Ltd.	405,602

75,000	Hysan Development Co., Ltd.	333,039

226,000	Soundwill Holdings, Ltd.	369,379

119,166	Sun Hung Kai Properties, Ltd.	1,429,267

		3,282,379

REITs-Apartments: 7.34%

7,000	American Campus Communities, Inc.(a)	370,090

13,000	AvalonBay Communities, Inc.(a)	2,345,070

28,000	Equity Residential(a)	1,928,640

6,900	Sun Communities, Inc.	528,816

		5,172,616

REITs-Diversified: 8.35%

11,000	Alexander & Baldwin, Inc.	397,540

17,000	American Assets Trust, Inc.(a)	721,480

5,500	CoreSite Realty Corp.(a)	487,795

50,000	First Potomac Realty Trust(a)	460,000

2,800	Howard Hughes Corp.(a)(b)	320,096

178,000	Lexington Realty Trust(a)	1,799,580

17,000	Vornado Realty Trust(a)	1,702,040

		5,888,531

REITs-Healthcare: 6.85%

50,000	MedEquities Realty Trust, Inc.(c)	637,500

70,000	Sabra Health Care REIT, Inc.(a)	1,444,450

33,000	Senior Housing Properties Trust, REIT(a)	687,390

27,000	Welltower, Inc.(a)	2,056,590

		4,825,930

Shares		Value (Note 2)

REITs-Hotels: 8.81%

50,000	Ashford Hospitality Prime, Inc.	$707,000

46,700	Chatham Lodging Trust	1,026,466

160,000	FelCor Lodging Trust, Inc.(a)	996,800

95,000	Host Hotels & Resorts, Inc.(a)	1,539,950

74,000	Pebblebrook Hotel Trust(a)	1,942,500

		6,212,716

REITs-Mortgage: 3.63%

120,000	Colony Capital, Inc., Class A	1,842,000

39,000	iStar, Inc.(b)	374,010

30,000	NorthStar Realty Finance Corp.	342,900

		2,558,910

REITs-Office Property: 26.11%

14,000	Boston Properties, Inc.(a)	1,846,600

41,500	Brandywine Realty Trust(a)	697,200

64,000	City Office REIT, Inc.(a)	830,720

33,000	Corporate Office Properties Trust(a)	975,810

16,200	Digital Realty Trust, Inc.(a)	1,765,638

218,300	Franklin Street Properties Corp.(a)	2,678,541

30,000	HCP, Inc.(a)	1,061,400

34,400	Liberty Property Trust(a)	1,366,368

80,000	Mack-Cali Realty Corp.(a)	2,160,000

151,000	New York REIT, Inc.(a)	1,396,750

40,400	Paramount Group, Inc.	643,976

28,000	SL Green Realty Corp.(a)	2,981,160

		18,404,163

REITs-Regional Malls: 9.08%

28,700	General Growth Properties, Inc.(a)	855,834

14,400	Macerich Co.(a)	1,229,616

6,600	Seritage Growth Properties REIT, Class A	328,944

8,000	Simon Property Group, Inc.(a)	1,735,200

30,300	Taubman Centers, Inc.(a)	2,248,260

		6,397,854

REITs-Residential: 2.18%

75,000	American Homes 4 Rent, Class A	1,536,000

See Notes to Financial Statements	29	June 30, 2016

Portfolio of Investments (Note 10) (Unaudited)

Salient Tactical Real Estate Fund

Shares		Value (Note 2)

REITs-Shopping Centers: 7.36%

27,000	Brixmor Property Group, Inc.(a)	$714,420

26,000	Equity One, Inc.(a)	836,680

26,000	Kimco Realty Corp.(a)	815,880

68,400	Retail Opportunity Investments Corp.	1,482,228

12,000	Retail Properties of America, Inc., Class A	202,800

11,100	Tanger Factory Outlet Centers, Inc.	445,998

448,000	Wheeler REIT, Inc.(a)	689,920

		5,187,926

REITs-Specialized: 5.28%

15,000	American Tower Corp.(a)	1,704,150

12,700	Crown Castle International Corp.(a)	1,288,161

13,000	QTS Realty Trust, Inc., Class A	727,740

		3,720,051

REITs-Storage: 3.43%

10,000	Extra Space Storage, Inc.	925,400

71,600	National Storage Affiliates Trust	1,490,712

		2,416,112

REITs-Timber: 2.83%

67,000	Weyerhaeuser Co.(a)	1,994,590

REITs-Warehouse/Industrial: 5.35%

66,200	Dream Industrial REIT	447,329

33,100	Dream Office REIT	476,023

27,000	ProLogis, Inc.(a)	1,324,080

64,000	STAG Industrial, Inc.	1,523,840

		3,771,272

Water Utilities: 0.41%

49,000	Cadiz, Inc.(a)(b)	287,630

	Total Common Stocks (Cost $61,648,373)	72,460,006

Convertible Preferred Stocks: 1.28%
REITs-Hotels: 1.28%

40,000	Ashford Hospitality Prime, Inc. Series B, 5.500%	906,000

	Total Convertible Preferred Stocks (Cost $1,000,000)	906,000

Principal Amount		Value (Note 2)

Corporate Bonds: 0.68%
Department Stores: 0.68%

$600,000	JC Penney Corp., Inc., Sr. Unsec. Notes 7.400%, 04/01/37	$483,000

	Total Corporate Bonds (Cost $419,282)	483,000

Convertible Corporate Bonds: 1.01%
REITs-Diversified: 1.01%

750,000	Consolidated-Tomoka Land Co., Sr. Unsec. 4.500%, 03/15/20	709,687

	Total Convertible Corporate Bonds (Cost $750,000)	709,687

	Total Investments: 105.78% (Cost $63,817,655)	74,558,693

	Net Other Assets and Liabilities: (5.78)%	(4,077,017)

	Net Assets: 100.00%	$70,481,676

Shares

Schedule of Securities Sold Short
Common Stocks

(5,000)	Mid-America Apartment Communities, Inc.	$(532,000)

(20,000)	Realty Income Corp.	(1,387,200)

Exchange-Traded Funds

(120,000)	iShares® U.S. Real Estate ETF	(9,876,000)

(60,000)	Vanguard REIT ETF	(5,320,200)

	Total Securities Sold Short (Proceeds $15,318,481)	$(17,115,400)

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for short sales or the line(s) of credit. At period end, the aggregate value of those securities was $42,385,038, representing 60.14% of net assets.

(b) Non-income producing security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $637,500, representing 0.90% of net assets.

June 30, 2016	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Salient Tactical Real Estate Fund

Investment Abbreviations:

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Sr. — Senior

Unsec — Unsecured

See Notes to Financial Statements	31	June 30, 2016

Statement of Assets and Liabilities (Unaudited)

	Salient EM Infrastructure Fund	Salient International Real Estate Fund	Salient Real Estate Fund
Assets:
Investments, at value	$22,569,197	$28,404,586	$41,568,851
Cash	790,258	1,478,518	3,544,027
Foreign currency, at value (Cost $292,674, $35,670 and $—, respectively)	292,772	35,597	—
Receivable for investments sold	287,560	54,154	108,318
Receivable for shares sold	23,299	40,107	3,606
Interest and dividends receivable	168,133	141,519	176,524
Other assets	34,018	42,244	37,637

Total Assets	24,165,237	30,196,725	45,438,963

Liabilities:
Payable for investments purchased	148,809	81,910	1,074,419
Payable for shares redeemed	32,698	137,272	118,749
Payable to advisor	18,919	25,647	31,522
Payable for distribution and service fees	9,157	11,701	14,974
Payable to trustees	272	440	395
Payable for compliance fees	345	453	410
Payable to ReFlow (Note 2)	1,386	—	—
Payable for legal and audit fees	22,061	15,515	18,131
Accrued expenses and other liabilities	28,434	32,593	19,403

Total Liabilities	262,081	305,531	1,278,003

Net Assets	$23,903,156	$29,891,194	$44,160,960

Net Assets Consist of:
Paid-in capital	$85,133,443	$184,444,551	$30,610,063
Accumulated net investment income/(loss)	42,052	(973,477)	116
Accumulated net realized gain/(loss)	(62,041,764)	(153,413,162)	5,601,277
Net unrealized appreciation/(depreciation)	769,425	(166,718)	7,949,504

Total Net Assets	$23,903,156	$29,891,194	$44,160,960

Investments, At Cost	$21,801,120	$28,569,302	$33,619,347
Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$21.91	$13.62	$15.18
Net Assets	$333,067	$745,334	$29,247,671
Shares of beneficial interest outstanding	15,199	54,726	1,926,633
Institutional Class:
Net Asset Value, offering and redemption price per share	$21.84	$13.49	$12.83
Net Assets	$7,267,344	$7,018,083	$5,932,014
Shares of beneficial interest outstanding	332,729	520,070	462,480
Class A:
Net Asset Value, offering and redemption price per share	$21.77	$13.57	$15.02
Net Assets	$11,084,622	$10,912,524	$5,848,487
Shares of beneficial interest outstanding	509,216	804,095	389,508
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.10	$14.40	$15.94

June 30, 2016	32	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Salient EM Infrastructure Fund (continued)	Salient International Real Estate Fund (continued)	Salient Real Estate Fund (continued)
Class B:
Net Asset Value, offering and redemption price per share	$21.67	—	—
Net Assets	$305,442	—	—
Shares of beneficial interest outstanding	14,097	—	—
Class C:
Net Asset Value, offering and redemption price per share	$21.68	$13.60	$15.16
Net Assets	$4,649,399	$7,818,124	$3,132,788
Shares of beneficial interest outstanding	214,444	575,028	206,622
Advisor Class:
Net Asset Value, offering and redemption price per share	$21.79	$13.49	—
Net Assets	$263,282	$3,397,129	—
Shares of beneficial interest outstanding	12,081	251,882	—

See Notes to Financial Statements	33	June 30, 2016

Statement of Assets and Liabilities (Unaudited)

	Salient Select Income Fund	Salient Select Opportunity Fund	Salient Tactical Real Estate Fund
Assets:
Investments in affiliates, at value	$5,389,920	$—	$—
Investments, at value	1,157,820,443	11,854,568	74,558,693
Cash	61,152,538	95,714	3,776,615
Foreign currency, at value (Cost $—, $663 and $—, respectively)	—	655	—
Deposit with broker for securities sold short	96,492,428	—	16,923,933
Receivable for investments sold	13,953,549	—	849,329
Receivable for shares sold	1,181,241	—	74,464
Receivable due from advisor	—	2,092	—
Interest and dividends receivable	6,451,098	73,071	309,010
Other assets	155,125	18,305	41,636

Total Assets	1,342,596,342	12,044,405	96,533,680

Liabilities:
Securities sold short (Proceeds $86,486,057, $— and $15,318,481, respectively)	98,760,000	—	17,115,400
Payable on loan (Note 2)	114,055,170	1,502,637	7,080,882
Payable for interest and commitment fees due on loan (Note 2)	8,298	70	467
Payable for dividend expense on short sales	—	—	3,990
Payable for investments purchased	23,700,709	—	1,593,245
Payable for shares redeemed	815,970	19,580	130,143
Payable to advisor	892,527	—	56,962
Payable for distribution and service fees	373,527	4,223	25,458
Payable to trustees	4,474	164	14
Payable for compliance fees	9,175	141	461
Payable for legal and audit fees	43,269	25,343	21,839
Accrued expenses and other liabilities	314,779	4,977	23,143

Total Liabilities	238,977,898	1,557,135	26,052,004

Net Assets	$1,103,618,444	$10,487,270	$70,481,676

Net Assets Consist of:
Paid-in capital	$973,933,154	$15,737,545	$212,277,991
Accumulated net investment income/(loss)	3,806	(3,513)	(122,920)
Accumulated net realized loss	(1,786,339)	(2,946,805)	(150,617,454)
Net unrealized appreciation/(depreciation)	131,467,823	(2,299,957)	8,944,059

Total Net Assets	$1,103,618,444	$10,487,270	$70,481,676

Investments in Affiliates, At Cost	$10,499,501	—	—
Investments, At Cost	$1,008,969,096	$14,153,659	$63,817,655
Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$23.68	$20.44	$34.90
Net Assets	$68,100,294	$646,968	$1,030,736
Shares of beneficial interest outstanding	2,875,735	31,651	29,531
Institutional Class:
Net Asset Value, offering and redemption price per share	$23.71	$20.42	$36.00
Net Assets	$349,943,131	$3,050,939	$22,757,187
Shares of beneficial interest outstanding	14,761,456	149,415	632,072

June 30, 2016	34	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Salient Select Income Fund (continued)	Salient Select Opportunity Fund (continued)	Salient Tactical Real Estate Fund (continued)
Class A:
Net Asset Value, offering and redemption price per share	$23.75	$20.42	$34.95
Net Assets	$425,171,559	$4,673,985	$29,515,421
Shares of beneficial interest outstanding	17,900,060	228,851	844,534
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$25.20	$21.67	$37.08
Class B:
Net Asset Value, offering and redemption price per share	$23.45	—	$34.77
Net Assets	$3,256,039	—	$283,741
Shares of beneficial interest outstanding	138,862	—	8,160
Class C:
Net Asset Value, offering and redemption price per share	$23.16	$20.41	$34.62
Net Assets	$214,689,306	$2,115,378	$16,279,772
Shares of beneficial interest outstanding	9,268,066	103,631	470,276
Advisor Class:
Net Asset Value, offering and redemption price per share	$23.70	—	$36.04
Net Assets	$42,458,115	—	$614,819
Shares of beneficial interest outstanding	1,791,854	—	17,058

See Notes to Financial Statements	35	June 30, 2016

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Salient EM Infrastructure Fund	Salient International Real Estate Fund	Salient Real Estate Fund
Investment Income:
Interest	$2,950	$3,159	$1,881
Dividends	957,857	668,080	1,133,126
Foreign taxes withheld	(74,915)	(64,468)	—

Total Investment Income	885,892	606,771	1,135,007

Expenses:
Investment advisory fee	145,885	192,335	196,838
Administration fee	22,530	26,844	19,983
Custodian fee	9,222	12,604	927
Legal and audit fees	25,316	24,525	24,325
Transfer agent fee	21,603	22,881	26,508
Trustees’ fees and expenses	4,626	5,369	5,976
Registration/filing fees	37,005	31,786	28,357
Reports to shareholder and printing fees	8,936	9,422	11,509
Distribution and service fees
Investor Class	13,613	9,928	66,282
Institutional Class	2,112	2,433	1,151
Class A	26,857	26,538	12,486
Class B	2,057	—	—
Class C	22,938	40,396	15,105
Advisor Class	115	1,949	—
Compliance fees	3,035	3,610	4,081
ReFlow fees (Note 2)	6,729	3,312	8,702
Other	5,103	2,838	2,713

Total Expenses	357,682	416,770	424,943

Net Investment Income:	528,210	190,001	710,064

Net realized gain/(loss) on investments	(2,277,846)	(1,664,992)	6,061,928
Net realized loss on foreign currency	(58,594)	(75,755)	—
Net change in unrealized appreciation/depreciation on investments	2,472,820	1,758,670	(3,277,840)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currency transactions	(1,729)	5,318	—

Net Realized and Unrealized Gain on Investments and Foreign Currency Translations	134,651	23,241	2,784,088

Net Increase in Net Assets Resulting From Operations	$662,861	$213,242	$3,494,152

June 30, 2016	36	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Salient Select Income Fund	Salient Select Opportunity Fund	Salient Tactical Real Estate Fund
Investment Income:
Interest	$3,751,649	$131,630	$51,841
Dividends	36,959,556	237,230	1,936,940
Dividends from affiliated investments	293,853	—	—
Foreign taxes withheld	—	(15,962)	(5,948)

Total Investment Income	41,005,058	352,898	1,982,833

Expenses:
Dividend expense on short sales	1,763,432	—	278,564
Interest on short sales	242,867	—	30,370
Investment advisory fee	5,238,140	61,736	339,907
Administration fee	310,834	8,996	30,120
Custodian fee	13,950	1,671	1,916
Legal and audit fees	258,304	24,304	31,455
Transfer agent fee	546,590	4,239	28,409
Trustees’ fees and expenses	132,076	1,791	8,246
Registration/filing fees	77,350	22,083	33,977
Reports to shareholder and printing fees	157,575	1,692	6,893
Distribution and service fees
Investor Class	133,568	1,266	2,076
Institutional Class	79,833	872	5,432
Class A	925,811	16,923	64,357
Class B	18,009	—	1,546
Class C	1,045,596	10,359	77,952
Advisor Class	18,660	—	355
Compliance fees	91,110	1,139	5,834
ReFlow fees (Note 2)	—	—	943
Interest and commitment fees on loan	1,296,592	6,464	62,363
Other	37,338	2,449	3,876

Total expenses before waivers	12,387,635	165,984	1,014,591
Less fees waived/reimbursed by investment advisor (Note 3)	—	(57,353)	—

Total Net Expenses	12,387,635	108,631	1,014,591

Net Investment Income:	28,617,423	244,267	968,242

Net realized gain on affiliated investments	13,335,707	—	—
Net realized gain/(loss) on investments	(14,375,180)	(2,195,501)	3,203,288
Net realized gain/(loss) on securities sold short	276,085	—	(980,654)
Net realized gain on written option contracts	—	—	37,635
Net realized loss on foreign currency	—	(651)	(964)
Net change in unrealized appreciation/depreciation on affiliated investments	(9,841,858)	—	—
Net change in unrealized appreciation/depreciation on investments	76,743,559	1,179,763	2,746,406
Net change in unrealized appreciation/depreciation on securities sold short	(7,961,520)	—	(292,914)
Net change in unrealized appreciation/depreciation on written option contracts	—	—	30,275
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currency transactions	—	(50)	(62)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Option Contracts and Foreign Currency Translations	58,176,793	(1,016,439)	4,743,010

Net Increase/(Decrease) in Net Assets Resulting From Operations	$86,794,216	$(772,172)	$5,711,252

See Notes to Financial Statements	37	June 30, 2016

Statement of Changes in Net Assets

	Salient EM Infrastructure Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$528,210	$1,265,083
Net realized loss(b)	(2,336,440)	(1,457,846)
Net change in unrealized appreciation/depreciation	2,471,091	(4,469,919)

Net increase/(decrease) in net assets resulting from operations	662,861	(4,662,682)

Distributions to Shareholders:
From net investment income
Investor Class	(5,281)	(341,827)
Institutional Class	(138,368)	(296,363)
Class A	(194,196)	(271,548)
Class B	(4,238)	(9,960)
Class C	(67,316)	(78,760)
Advisor Class	(4,896)	(7,253)

Total distributions	(414,295)	(1,005,711)

Share Transactions:
Investor Class
Proceeds from sale of shares	1,872,964	30,026,104
Issued to shareholders in reinvestment of distributions	5,278	216,700
Cost of shares redeemed	(19,649,777)	(40,493,482)

Net decrease from share transactions	(17,771,534)	(10,250,678)

Institutional Class
Proceeds from sale of shares	4,237,269	11,488,718
Issued to shareholders in reinvestment of distributions	120,002	228,049
Cost of shares redeemed	(9,001,891)	(39,031,399)

Net decrease from share transactions	(4,644,620)	(27,314,632)

Class A
Proceeds from sale of shares	335,825	1,309,130
Issued to shareholders in reinvestment of distributions	176,810	243,889
Cost of shares redeemed	(2,617,497)	(4,999,321)

Net decrease from share transactions	(2,104,863)	(3,446,302)

Class B
Issued to shareholders in reinvestment of distributions	4,026	9,559
Cost of shares redeemed	(234,701)	(333,962)

Net decrease from share transactions	(230,675)	(324,403)

Class C
Proceeds from sale of shares	96,663	409,076
Issued to shareholders in reinvestment of distributions	62,140	73,915
Cost of shares redeemed	(623,711)	(1,508,209)

Net decrease from share transactions	(464,908)	(1,025,218)

Advisor Class
Proceeds from sale of shares	103,705	189,369
Issued to shareholders in reinvestment of distributions	2,688	6,208
Cost of shares redeemed	(50,906)	(421,744)

Net increase/(decrease) from share transactions	55,487	(226,167)

Net decrease in net assets	$(24,912,547)	$(48,255,793)

Net Assets:
Beginning of period	48,815,703	97,071,496

End of period (including accumulated net investment income/(loss) of $42,052 and $(71,863), respectively)	$23,903,156	$48,815,703

June 30, 2016	38	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient EM Infrastructure Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	95,068	1,351,124
Distributions reinvested	250	10,101
Redeemed	(968,266)	(1,832,344)

Net decrease in shares outstanding	(872,948)	(471,119)

Institutional Class
Sold	211,030	511,789
Distributions reinvested	5,702	10,253
Redeemed	(442,710)	(1,733,974)

Net decrease in shares outstanding	(225,978)	(1,211,932)

Class A
Sold	15,762	57,556
Distributions reinvested	8,432	11,020
Redeemed	(122,732)	(219,190)

Net decrease in shares outstanding	(98,538)	(150,614)

Class B
Distributions reinvested	194	435
Redeemed	(11,084)	(14,930)

Net decrease in shares outstanding	(10,890)	(14,495)

Class C
Sold	4,761	19,089
Distributions reinvested	2,977	3,376
Redeemed	(30,444)	(67,175)

Net decrease in shares outstanding	(22,706)	(44,710)

Advisor Class
Sold	4,999	7,997
Distributions reinvested	128	270
Redeemed	(2,412)	(18,618)

Net increase/(decrease) in shares outstanding	2,715	(10,351)

(a) Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

(b) Prior to December 31, 2015, the Salient EM Infrastructure Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient EM Infrastructure Fund’s change in net assets.

See Notes to Financial Statements	39	June 30, 2016

Statement of Changes in Net Assets

	Salient International Real Estate Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$190,001	$930,620
Net realized gain/(loss)(b)	(1,740,747)	213,587
Net change in unrealized appreciation/depreciation	1,763,988	(2,735,603)

Net increase/(decrease) in net assets resulting from operations	213,242	(1,591,396)

Distributions to Shareholders:
From net investment income
Investor Class	(35,240)	(508,810)
Institutional Class	(105,590)	(788,206)
Class A	(112,567)	(613,532)
Class C	(58,512)	(333,622)
Advisor Class	(43,269)	(203,320)

Total distributions	(355,178)	(2,447,490)

Share Transactions:
Investor Class
Proceeds from sale of shares	3,298,498	22,929,440
Issued to shareholders in reinvestment of distributions	35,006	286,827
Cost of shares redeemed	(11,117,888)	(29,164,729)

Net decrease from share transactions	(7,784,384)	(5,948,462)

Institutional Class
Proceeds from sale of shares	3,039,062	14,925,517
Issued to shareholders in reinvestment of distributions	41,946	246,356
Cost of shares redeemed	(9,728,408)	(25,070,666)

Net decrease from share transactions	(6,647,400)	(9,898,793)

Class A
Proceeds from sale of shares	159,953	3,290,594
Issued to shareholders in reinvestment of distributions	105,069	574,026
Cost of shares redeemed	(2,384,622)	(15,497,722)

Net decrease from share transactions	(2,119,600)	(11,633,102)

Class C
Proceeds from sale of shares	128,175	803,523
Issued to shareholders in reinvestment of distributions	54,515	308,589
Cost of shares redeemed	(1,106,626)	(3,501,656)

Net decrease from share transactions	(923,936)	(2,389,544)

Advisor Class
Proceeds from sale of shares	121,850	2,218,817
Issued to shareholders in reinvestment of distributions	39,853	178,423
Cost of shares redeemed	(1,349,966)	(1,461,536)

Net increase/(decrease) from share transactions	(1,188,263)	935,704

Net decrease in net assets	$(18,805,519)	$(32,973,083)

Net Assets:
Beginning of period	48,696,713	81,669,796

End of period (including accumulated net investment loss of $(973,477) and $(808,300), respectively)	$29,891,194	$48,696,713

June 30, 2016	40	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient International Real Estate Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	263,625	1,553,292
Distributions reinvested	2,582	20,187
Redeemed	(834,912)	(1,993,768)

Net decrease in shares outstanding	(568,705)	(420,289)

Institutional Class
Sold	237,530	1,022,300
Distributions reinvested	3,141	17,075
Redeemed	(738,158)	(1,720,691)

Net decrease in shares outstanding	(497,487)	(681,316)

Class A
Sold	11,849	219,688
Distributions reinvested	7,804	39,715
Redeemed	(177,664)	(1,020,454)

Net decrease in shares outstanding	(158,011)	(761,051)

Class C
Sold	9,489	52,797
Distributions reinvested	4,020	21,375
Redeemed	(83,128)	(235,869)

Net decrease in shares outstanding	(69,619)	(161,697)

Advisor Class
Sold	9,599	148,030
Distributions reinvested	2,985	12,524
Redeemed	(103,219)	(100,466)

Net increase/(decrease) in shares outstanding	(90,635)	60,088

(a) Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

(b) Prior to December 31, 2015, the Salient International Real Estate Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient International Real Estate Fund’s change in net assets.

See Notes to Financial Statements	41	June 30, 2016

Statement of Changes in Net Assets

	Salient Real Estate Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$710,064	$521,791
Net realized gain(b)	6,061,928	10,811,617
Net change in unrealized appreciation/depreciation	(3,277,840)	(9,364,552)

Net increase in net assets resulting from operations	3,494,152	1,968,856

Distributions to Shareholders:
From net investment income
Investor Class	(496,954)	(379,787)
Institutional Class	(119,355)	(90,071)
Class A	(95,332)	(54,123)
Class C	(41,730)	(11,996)
From net realized gains on investments
Investor Class	—	(8,197,978)
Institutional Class	—	(1,420,451)
Class A	—	(1,096,157)
Class C	—	(547,874)

Total distributions	(753,371)	(11,798,437)

Share Transactions:
Investor Class
Proceeds from sale of shares	13,060,702	38,093,293
Issued to shareholders in reinvestment of distributions	491,897	8,454,764
Cost of shares redeemed	(24,728,758)	(74,290,827)

Net decrease from share transactions	(11,176,160)	(27,742,770)

Institutional Class
Proceeds from sale of shares	10,011,930	15,566,041
Issued to shareholders in reinvestment of distributions	63,891	1,196,663
Cost of shares redeemed	(11,261,428)	(17,597,598)

Net decrease from share transactions	(1,185,607)	(834,894)

Class A
Proceeds from sale of shares	22,674	241,995
Issued to shareholders in reinvestment of distributions	82,573	1,021,859
Cost of shares redeemed	(282,939)	(1,357,684)

Net decrease from share transactions	(177,692)	(93,830)

Class C
Proceeds from sale of shares	31,327	299,782
Issued to shareholders in reinvestment of distributions	40,143	536,788
Cost of shares redeemed	(274,473)	(787,934)

Net increase/(decrease) from share transactions	(203,002)	48,636

Net decrease in net assets	$(10,001,680)	$(38,452,439)

Net Assets:
Beginning of period	54,162,640	92,615,079

End of period (including accumulated net investment income of $116 and $43,423, respectively)	$44,160,960	$54,162,640

June 30, 2016	42	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Real Estate Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	948,025	2,228,348
Distributions reinvested	34,008	599,353
Redeemed	(1,756,726)	(4,313,797)

Net decrease in shares outstanding	(774,693)	(1,486,096)

Institutional Class
Sold	841,269	1,070,803
Distributions reinvested	5,225	99,824
Redeemed	(960,854)	(1,186,128)

Net decrease in shares outstanding	(114,360)	(15,501)

Class A
Sold	1,621	13,998
Distributions reinvested	5,770	73,157
Redeemed	(19,603)	(81,293)

Net increase/(decrease) in shares outstanding	(12,212)	5,862

Class C
Sold	2,306	19,433
Distributions reinvested	2,778	38,232
Redeemed	(19,100)	(45,947)

Net increase/(decrease) in shares outstanding	(14,016)	11,718

(a) Prior to May 1, 2016, the Salient Real Estate Fund was known as the Forward Real Estate Fund.

(b) Prior to December 31, 2015, the Salient Real Estate Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient Real Estate Fund’s change in net assets.

See Notes to Financial Statements	43	June 30, 2016

Statement of Changes in Net Assets

	Salient Select Income Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$28,617,423	$47,031,769
Net realized gain/(loss)(b)	(763,388)	86,394,994
Net change in unrealized appreciation/depreciation	58,940,181	(148,680,743)

Net increase/(decrease) in net assets resulting from operations	86,794,216	(15,253,980)

Distributions to Shareholders:
From net investment income
Investor Class	(1,783,847)	(3,337,712)
Institutional Class	(9,441,125)	(16,630,415)
Class A	(11,023,606)	(17,173,487)
Class B	(83,306)	(149,060)
Class C	(5,173,244)	(8,099,889)
Advisor Class	(1,108,489)	(1,641,206)
From net realized gains on investments
Investor Class	—	(7,404,970)
Institutional Class	—	(36,895,855)
Class A	—	(38,100,701)
Class B	—	(330,700)
Class C	—	(17,970,228)
Advisor Class	—	(3,641,142)
From return of capital
Investor Class	—	(176,478)
Institutional Class	—	(879,313)
Class A	—	(908,028)
Class B	—	(7,881)
Class C	—	(428,272)
Advisor Class	—	(86,777)

Total distributions	(28,613,617)	(153,862,114)

Share Transactions:
Investor Class
Proceeds from sale of shares	38,221,279	125,054,217
Issued to shareholders in reinvestment of distributions	1,777,179	9,370,562
Cost of shares redeemed	(51,699,471)	(160,939,954)

Net decrease from share transactions	(11,701,012)	(26,515,175)

Institutional Class
Proceeds from sale of shares	88,452,732	258,612,786
Issued to shareholders in reinvestment of distributions	8,339,029	45,165,743
Cost of shares redeemed	(99,634,384)	(548,614,132)

Net decrease from share transactions	(2,842,623)	(244,835,603)

Class A
Proceeds from sale of shares	43,780,668	155,136,647
Issued to shareholders in reinvestment of distributions	8,985,933	48,173,809
Cost of shares redeemed	(81,854,887)	(387,739,029)

Net decrease from share transactions	(29,088,286)	(184,428,573)

June 30, 2016	44	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Select Income Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Class B
Proceeds from sale of shares	897	167,701
Issued to shareholders in reinvestment of distributions	58,480	383,521
Cost of shares redeemed	(1,108,624)	(3,155,605)

Net decrease from share transactions	(1,049,247)	(2,604,383)

Class C
Proceeds from sale of shares	4,779,594	18,065,557
Issued to shareholders in reinvestment of distributions	4,459,279	23,718,258
Cost of shares redeemed	(33,254,965)	(55,396,193)

Net decrease from share transactions	(24,016,093)	(13,612,378)

Advisor Class
Proceeds from sale of shares	9,620,643	39,912,821
Issued to shareholders in reinvestment of distributions	1,028,522	5,070,241
Cost of shares redeemed	(12,051,237)	(29,084,879)

Net increase/(decrease) from share transactions	(1,402,072)	15,898,183

Net decrease in net assets	$(11,918,734)	$(625,214,023)

Net Assets:
Beginning of period	1,115,537,178	1,740,751,201

End of period (including accumulated net investment income of $3,806 and $0, respectively)	$1,103,618,444	$1,115,537,178

Changes in Shares Outstanding:
Investor Class
Sold	1,715,739	4,934,064
Distributions reinvested	78,425	407,196
Redeemed	(2,330,207)	(6,460,364)

Net decrease in shares outstanding	(536,043)	(1,119,104)

Institutional Class
Sold	3,981,240	10,216,050
Distributions reinvested	367,508	1,939,021
Redeemed	(4,555,055)	(22,259,493)

Net decrease in shares outstanding	(206,307)	(10,104,422)

Class A
Sold	1,952,785	6,076,608
Distributions reinvested	395,395	2,072,646
Redeemed	(3,691,490)	(15,472,694)

Net decrease in shares outstanding	(1,343,310)	(7,323,440)

Class B
Sold	33	6,522
Distributions reinvested	2,614	16,798
Redeemed	(49,867)	(125,080)

Net decrease in shares outstanding	(47,220)	(101,760)

See Notes to Financial Statements	45	June 30, 2016

Statement of Changes in Net Assets

	Salient Select Income Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Class C
Sold	218,415	736,227
Distributions reinvested	201,133	1,052,855
Redeemed	(1,546,356)	(2,283,882)

Net decrease in shares outstanding	(1,126,808)	(494,800)

Advisor Class
Sold	421,934	1,561,660
Distributions reinvested	45,312	218,660
Redeemed	(555,839)	(1,176,508)

Net increase/(decrease) in shares outstanding	(88,593)	603,812

(a) Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

(b) Prior to December 31, 2015, the Salient Select Income Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient Select Income Fund’s change in net assets.

June 30, 2016	46	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Select Opportunity Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$244,267	$523,761
Net realized loss(b)	(2,196,152)	(746,720)
Net change in unrealized appreciation/depreciation	1,179,713	(2,443,091)

Net decrease in net assets resulting from operations	(772,172)	(2,666,050)

Distributions to Shareholders:
From net investment income
Investor Class	(13,239)	(23,679)
Institutional Class	(74,050)	(160,417)
Class A	(118,616)	(280,278)
Class C	(37,380)	(76,271)
From return of capital
Investor Class	—	(2,853)
Institutional Class	—	(19,331)
Class A	—	(33,774)
Class C	—	(9,191)

Total distributions	(243,285)	(605,794)

Share Transactions:
Investor Class
Proceeds from sale of shares	18,946	136,077
Issued to shareholders in reinvestment of distributions	13,239	23,952
Cost of shares redeemed	(110,429)	(274,248)

Net decrease from share transactions	(78,246)	(114,219)

Institutional Class
Proceeds from sale of shares	111,301	3,145,033
Issued to shareholders in reinvestment of distributions	35,142	54,605
Cost of shares redeemed	(2,641,207)	(2,561,672)

Net increase/(decrease) from share transactions	(2,494,763)	637,966

Class A
Proceeds from sale of shares	1,788,085	5,779,146
Issued to shareholders in reinvestment of distributions	104,584	294,125
Cost of shares redeemed	(3,632,498)	(11,212,720)

Net decrease from share transactions	(1,739,829)	(5,139,449)

Class C
Proceeds from sale of shares	11,720	4,600,092
Issued to shareholders in reinvestment of distributions	36,744	82,965
Cost of shares redeemed	(591,798)	(2,271,865)

Net increase/(decrease) from share transactions	(543,333)	2,411,192

Net decrease in net assets	$(5,871,628)	$(5,476,354)

Net Assets:
Beginning of period	16,358,898	21,835,252

End of period (including accumulated net investment loss of $(3,513) and $(4,495), respectively)	$10,487,270	$16,358,898

See Notes to Financial Statements	47	June 30, 2016

Statement of Changes in Net Assets

	Salient Select Opportunity Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	959	5,438
Distributions reinvested	687	1,018
Redeemed	(5,991)	(11,256)

Net decrease in shares outstanding	(4,345)	(4,800)

Institutional Class
Sold	5,850	139,816
Distributions reinvested	1,826	2,326
Redeemed	(137,059)	(106,860)

Net increase/(decrease) in shares outstanding	(129,383)	35,282

Class A
Sold	89,530	231,784
Distributions reinvested	5,454	12,213
Redeemed	(185,242)	(469,049)

Net decrease in shares outstanding	(90,258)	(225,052)

Class C
Sold	555	178,819
Distributions reinvested	1,910	3,517
Redeemed	(30,233)	(101,988)

Net increase/(decrease) in shares outstanding	(27,768)	80,348

(a) Prior to May 1, 2016, the Salient Select Opportunity Fund was known as the Forward Select Opportunity Fund.

(b) Prior to December 31, 2015, the Salient Select Opportunity Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient Select Opportunity Fund’s change in net assets.

June 30, 2016	48	See Notes to Financial Statements

Statement of Changes in Net Assets

	Salient Tactical Real Estate Fund
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Operations:
Net investment income	$968,242	$881,452
Net realized gain(b)	2,259,305	11,270,223
Net change in unrealized appreciation/depreciation	2,483,705	(13,005,057)

Net increase/(decrease) in net assets resulting from operations	5,711,252	(853,382)

Distributions to Shareholders:
From net investment income
Investor Class	(15,163)	(15,705)
Institutional Class	(359,643)	(296,011)
Class A	(422,804)	(385,744)
Class B	(3,400)	(2,910)
Class C	(194,323)	(132,336)
Advisor Class	(10,055)	(14,478)

Total distributions	(1,005,388)	(847,184)

Share Transactions:
Investor Class
Proceeds from sale of shares	82,336	827,159
Issued to shareholders in reinvestment of distributions	15,163	15,705
Cost of shares redeemed	(271,132)	(1,810,538)

Net decrease from share transactions	(173,634)	(967,674)

Institutional Class
Proceeds from sale of shares	668,764	15,482,782
Issued to shareholders in reinvestment of distributions	358,550	289,986
Cost of shares redeemed	(2,569,080)	(7,226,680)

Net increase/(decrease) from share transactions	(1,541,766)	8,546,088

Class A
Proceeds from sale of shares	462,904	3,943,425
Issued to shareholders in reinvestment of distributions	369,989	332,557
Cost of shares redeemed	(4,403,210)	(7,521,296)

Net decrease from share transactions	(3,570,317)	(3,245,314)

Class B
Issued to shareholders in reinvestment of distributions	3,219	2,806
Cost of shares redeemed	(132,045)	(647,492)

Net decrease from share transactions	(128,825)	(644,686)

Class C
Proceeds from sale of shares	201,754	1,507,658
Issued to shareholders in reinvestment of distributions	184,505	126,231
Cost of shares redeemed	(1,504,123)	(2,711,794)

Net decrease from share transactions	(1,117,864)	(1,077,905)

Advisor Class
Proceeds from sale of shares	5,840	1,482,475
Issued to shareholders in reinvestment of distributions	10,055	14,477
Cost of shares redeemed	(289,461)	(1,546,184)

Net decrease from share transactions	(273,566)	(49,232)

Net increase/(decrease) in net assets	$(2,100,108)	$860,711

Net Assets:
Beginning of period	72,581,784	71,721,073

End of period (including accumulated net investment loss of $(122,920) and $(85,774), respectively)	$70,481,676	$72,581,784

See Notes to Financial Statements	49	June 30, 2016

Statement of Changes in Net Assets

	Salient Tactical Real Estate Fund (continued)
	Six Months Ended June 30, 2016 (Unaudited)(a)	Year Ended December 31, 2015
Changes in Shares Outstanding:
Investor Class
Sold	2,473	23,963
Distributions reinvested	455	484
Redeemed	(8,383)	(54,255)

Net decrease in shares outstanding	(5,455)	(29,808)

Institutional Class
Sold	20,422	470,069
Distributions reinvested	10,439	8,686
Redeemed	(75,771)	(213,311)

Net increase/(decrease) in shares outstanding	(44,910)	265,444

Class A
Sold	14,017	116,641
Distributions reinvested	11,086	10,246
Redeemed	(137,350)	(224,287)

Net decrease in shares outstanding	(112,247)	(97,400)

Class B
Distributions reinvested	97	87
Redeemed	(4,074)	(19,058)

Net decrease in shares outstanding	(3,977)	(18,971)

Class C
Sold	6,064	44,530
Distributions reinvested	5,572	3,928
Redeemed	(46,451)	(81,642)

Net decrease in shares outstanding	(34,815)	(33,184)

Advisor Class
Sold	167	42,189
Distributions reinvested	293	431
Redeemed	(8,609)	(44,764)

Net decrease in shares outstanding	(8,149)	(2,144)

(a) Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

(b) Prior to December 31, 2015, the Salient Tactical Real Estate Fund presented realized gain/(loss) by investment type. This change in presentation was made to conform to industry standards and had no effect on the Salient Tactical Real Estate Fund’s change in net assets.

June 30, 2016	50	See Notes to Financial Statements

Statement of Cash Flows

For the Six Months Ended June 30, 2016 (Unaudited)

Salient Select Income Fund
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$86,794,216
Adjustments to reconcile net increase in net assets from operations to net cash provided by/(used in) operating activities:
Purchases of investment securities	(169,582,478)
Proceeds from sale of investment securities	351,324,264
Proceeds from securities sold short transactions	29,625,465
Purchases to cover securities sold short transactions	(13,660,900)
Discount and premiums amortized	(145,052)
Net realized loss on investments	1,039,473
Net realized gain on securities sold short	(276,085)
Net change in unrealized appreciation/depreciation on investments and securities sold short	(58,940,181)
Changes in assets and liabilities:
Increase in deposit with broker for securities sold short	(21,561,236)
Decrease in interest and dividends receivable	2,808,044
Increase in other assets	(123,053)
Decrease in payable for interest due on loan	(128,423)
Decrease in payable to advisor	(136,485)
Decrease in payable for distribution and service fees	(43,870)
Increase in payable to trustees	3,976
Decrease in payable for compliance fees	(1,786)
Decrease in payable for legal and audit fees	(5,285)
Increase in accrued expenses and other liabilities	24,327

Net cash provided by operating activities	207,014,931

Cash Flows from Financing Activities:
Cash repayment of loan	(90,509,086)
Proceeds from sale of shares	208,557,886
Cost of shares redeemed	(284,441,729)
Cash distributions paid	(28,613,617)

Net cash used in financing activities	(195,006,546)

Net Change in Cash for the Period	12,008,385

Cash Beginning of Period	49,144,153

Cash End of Period	$61,152,538

Non-cash financing activities not included herein consist of reinvestment of distributions of  $24,648,422.

Cash paid for interest and commitment fees on loan during the period was $1,425,015.

See Notes to Financial Statements	51	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$20.91		$22.85	$23.17	$21.02	$18.68	$22.54
Income/(Loss) from Operations:
Net investment income(d)	0.24		0.55	0.24	0.35	0.04	0.23
Net realized and unrealized gain/(loss) on investments	0.88		(2.06)	(0.25)	2.00	2.62	(3.75)

Total from Investment Operations	1.12		(1.51)	(0.01)	2.35	2.66	(3.52)

Less Distributions:
From investment income	(0.12)		(0.43)	(0.31)	(0.20)	(0.32)	(0.34)

Total Distributions	(0.12)		(0.43)	(0.31)	(0.20)	(0.32)	(0.34)

Net Increase/(Decrease) in Net Asset Value	1.00		(1.94)	(0.32)	2.15	2.34	(3.86)

Net Asset Value, End of Period	$21.91		$20.91	$22.85	$23.17	$21.02	$18.68

Total Return	5.40	%(e)	(6.60)%	(0.17)%	11.31%	14.48%	(15.74	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$333		$18,572	$31,054	$11,217	$27,193	$21
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.37	%(f)	2.41%	1.01%	1.62%	0.18%	1.83	%(f)
Operating expenses including reimbursement/waiver	N/A		N/A	N/A	N/A	N/A	1.72	%(f)(g)
Operating expenses excluding reimbursement/waiver	2.11	%(f)	1.87%	1.70%	1.67%	1.66%	1.73	%(f)
Portfolio Turnover Rate	65	%(e)	107%	135%	101%	74%	88	%(h)

(a) Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Investor Class shares on May 2, 2011.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2011, the expense limitation agreement expired.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2016	52	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$21.09		$23.03	$23.32	$21.10	$18.72	$20.27
Income/(Loss) from Operations:
Net investment income(c)	0.37		0.58	0.31	0.40	0.32	0.43
Net realized and unrealized gain/(loss) on investments	0.79		(2.01)	(0.24)	2.04	2.42	(1.60)

Total from Investment Operations	1.16		(1.43)	0.07	2.44	2.74	(1.17)

Less Distributions:
From investment income	(0.41)		(0.51)	(0.36)	(0.22)	(0.36)	(0.38)

Total Distributions	(0.41)		(0.51)	(0.36)	(0.22)	(0.36)	(0.38)

Net Increase/(Decrease) in Net Asset Value	0.75		(1.94)	(0.29)	2.22	2.38	(1.55)

Net Asset Value, End of Period	$21.84		$21.09	$23.03	$23.32	$21.10	$18.72

Total Return	5.60	%(d)	(6.22)%	0.17%	11.69%	14.95%	(5.92)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,267		$11,783	$40,774	$39,347	$90,441	$72,691
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	3.61	%(e)	2.52%	1.30%	1.86%	1.61%	2.12%
Operating expenses including reimbursement/waiver	N/A		N/A	N/A	N/A	N/A	1.29	%(f)
Operating expenses excluding reimbursement/waiver	1.85	%(e)	1.52%	1.35%	1.30%	1.23%	1.29%
Portfolio Turnover Rate	65	%(d)	107%	135%	101%	74%	88%

(a) Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	53	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$21.02		$22.98	$23.29	$21.12	$18.72	$20.28
Income/(Loss) from Operations:
Net investment income(c)	0.37		0.51	0.21	0.24	0.26	0.36
Net realized and unrealized gain/(loss) on investments	0.75		(2.05)	(0.24)	2.11	2.43	(1.60)

Total from Investment Operations	1.12		(1.54)	(0.03)	2.35	2.69	(1.24)

Less Distributions:
From investment income	(0.37)		(0.42)	(0.28)	(0.18)	(0.29)	(0.32)

Total Distributions	(0.37)		(0.42)	(0.28)	(0.18)	(0.29)	(0.32)

Net Increase/(Decrease) in Net Asset Value	0.75		(1.96)	(0.31)	2.17	2.40	(1.56)

Net Asset Value, End of Period	$21.77		$21.02	$22.98	$23.29	$21.12	$18.72

Total Return(d)	5.41	%(e)	(6.75)%	(0.19)%	11.26%	14.57%	(6.24)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,085		$12,775	$17,427	$22,524	$23,848	$27,248
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	3.59	%(f)	2.23%	0.89%	1.10%	1.31%	1.75%
Operating expenses including reimbursement/waiver	N/A		N/A	N/A	N/A	N/A	1.52	%(g)
Operating expenses excluding reimbursement/waiver	2.27	%(f)	1.93%	1.75%	1.74%	1.58%	1.52%
Portfolio Turnover Rate	65	%(e)	107%	135%	101%	74%	88%

(a) Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2011, the expense limitation agreement expired.

June 30, 2016	54	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund

	Class B
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$20.91		$22.88	$23.21	$21.10	$18.73	$20.28
Income/(Loss) from Operations:
Net investment income(c)	0.29		0.40	0.08	0.11	0.13	0.20
Net realized and unrealized gain/(loss) on investments	0.77		(2.06)	(0.24)	2.11	2.42	(1.59)

Total from Investment Operations	1.06		(1.66)	(0.16)	2.22	2.55	(1.39)

Less Distributions:
From investment income	(0.30)		(0.31)	(0.17)	(0.11)	(0.18)	(0.16)

Total Distributions	(0.30)		(0.31)	(0.17)	(0.11)	(0.18)	(0.16)

Net Increase/(Decrease) in Net Asset Value	0.76		(1.97)	(0.33)	2.11	2.37	(1.55)

Net Asset Value, End of Period	$21.67		$20.91	$22.88	$23.21	$21.10	$18.73

Total Return(d)	5.14	%(e)	(7.26)%	(0.73)%	10.61%	13.78%	(6.93)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$305		$523	$903	$1,288	$1,608	$2,203
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.83	%(f)	1.74%	0.32%	0.50%	0.65%	0.98%
Operating expenses including reimbursement/waiver	N/A		N/A	N/A	N/A	N/A	2.27	%(g)
Operating expenses excluding reimbursement/waiver	2.80	%(f)	2.48%	2.30%	2.32%	2.23%	2.28%
Portfolio Turnover Rate	65	%(e)	107%	135%	101%	74%	88%

(a) Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	55	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$20.94		$22.92	$23.25	$21.14	$18.77	$20.32
Income/(Loss) from Operations:
Net investment income(c)	0.32		0.38	0.08	0.11	0.13	0.20
Net realized and unrealized gain/(loss) on investments	0.74		(2.05)	(0.23)	2.11	2.43	(1.58)

Total from Investment Operations	1.06		(1.67)	(0.15)	2.22	2.56	(1.38)

Less Distributions:
From investment income	(0.32)		(0.31)	(0.18)	(0.11)	(0.19)	(0.17)

Total Distributions	(0.32)		(0.31)	(0.18)	(0.11)	(0.19)	(0.17)

Net Increase/(Decrease) in Net Asset Value	0.74		(1.98)	(0.33)	2.11	2.37	(1.55)

Net Asset Value, End of Period	$21.68		$20.94	$22.92	$23.25	$21.14	$18.77

Total Return(d)	5.11	%(e)	(7.24)%	(0.75)%	10.60%	13.78%	(6.90)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,649		$4,966	$6,459	$7,350	$8,223	$8,397
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	3.06	%(f)	1.66%	0.35%	0.51%	0.63%	0.99%
Operating expenses including reimbursement/waiver	N/A		N/A	N/A	N/A	N/A	2.28	%(g)
Operating expenses excluding reimbursement/waiver	2.82	%(f)	2.48%	2.30%	2.32%	2.23%	2.28%
Portfolio Turnover Rate	65	%(e)	107%	135%	101%	74%	88%

(a) Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2011, the expense limitation agreement expired.

June 30, 2016	56	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$21.05		$23.01	$23.30	$21.10	$18.72	$20.27
Income/(Loss) from Operations:
Net investment income(c)	0.45		0.70	0.32	0.44	0.29	0.41
Net realized and unrealized gain/(loss) on investments	0.70		(2.16)	(0.26)	1.98	2.45	(1.58)

Total from Investment Operations	1.15		(1.46)	0.06	2.42	2.74	(1.17)

Less Distributions:
From investment income	(0.41)		(0.50)	(0.35)	(0.22)	(0.36)	(0.38)

Total Distributions	(0.41)		(0.50)	(0.35)	(0.22)	(0.36)	(0.38)

Net Increase/(Decrease) in Net Asset Value	0.74		(1.96)	(0.29)	2.20	2.38	(1.55)

Net Asset Value, End of Period	$21.79		$21.05	$23.01	$23.30	$21.10	$18.72

Total Return	5.55	%(d)	(6.41)%	0.18%	11.63%	14.89%	(5.92)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$263		$197	$454	$432	$3,694	$223
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	4.33	%(e)	3.00%	1.29%	2.00%	1.45%	2.03%
Operating expenses including reimbursement/waiver	N/A		N/A	N/A	N/A	N/A	1.28	%(f)
Operating expenses excluding reimbursement/waiver	1.94	%(e)	1.57%	1.38%	1.29%	1.24%	1.29%
Portfolio Turnover Rate	65	%(d)	107%	135%	101%	74%	88%

(a) Prior to May 1, 2016, the Salient EM Infrastructure Fund was known as the Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	57	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$13.60		$14.74	$15.65		$17.26	$12.17	$17.58
Income/(Loss) from Operations:
Net investment income(d)	0.02		0.21	0.18		0.38	0.46	0.17
Net realized and unrealized gain/(loss) on investments	0.11		(0.79)	0.02		(1.01)	6.03	(4.05)

Total from Investment Operations	0.13		(0.58)	0.20		(0.63)	6.49	(3.88)

Less Distributions:
From investment income	(0.11)		(0.56)	(1.11)		(0.98)	(1.40)	(1.53)

Total Distributions	(0.11)		(0.56)	(1.11)		(0.98)	(1.40)	(1.53)

Net Increase/(Decrease) in Net Asset Value	0.02		(1.14)	(0.91)		(1.61)	5.09	(5.41)

Net Asset Value, End of Period	$13.62		$13.60	$14.74		$15.65	$17.26	$12.17

Total Return	0.92	%(e)	(4.08)%	1.33%		(3.51)%	54.05%	(22.31	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$745		$8,479	$15,385		$51,393	$12,027	$30
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	0.27	%(f)	1.41%	1.17%		2.30%	2.76%	1.81	%(f)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	N/A		N/A	1.79	%(g)	1.75%	1.80%	1.80	%(f)
Operating expenses excluding reimbursement/waiver	2.07	%(f)	1.86%	1.79%		1.75%	1.84%	2.34	%(f)
Portfolio Turnover Rate	61	%(e)	281%	242%		202%	209%	309	%(h)

(a) Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Investor Class shares on May 2, 2011.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2014, the expense limitation agreement expired.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2016	58	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$13.51		$14.65	$15.61		$17.24		$12.13	$15.97
Income/(Loss) from Operations:
Net investment income(c)	0.09		0.25	0.38		0.43		0.47	0.39
Net realized and unrealized gain/(loss) on investments	0.04		(0.78)	(0.12)		(1.02)		6.07	(2.66)

Total from Investment Operations	0.13		(0.53)	0.26		(0.59)		6.54	(2.27)

Less Distributions:
From investment income	(0.15)		(0.61)	(1.22)		(1.04)		(1.43)	(1.57)

Total Distributions	(0.15)		(0.61)	(1.22)		(1.04)		(1.43)	(1.57)

Net Increase/(Decrease) in Net Asset Value	(0.02)		(1.14)	(0.96)		(1.63)		5.11	(3.84)

Net Asset Value, End of Period	$13.49		$13.51	$14.65		$15.61		$17.24	$12.13

Total Return	1.08	%(d)	(3.76)%	1.75%		(3.31)%		54.75%	(14.56)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,018		$13,746	$24,886		$64,484		$62,978	$4,260
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.31	%(e)	1.68%	2.47%		2.52%		2.81%	2.59%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	N/A		N/A	1.45	%(f)	1.40	%(g)	1.40%	1.40%
Operating expenses excluding reimbursement/waiver	1.79	%(e)	1.52%	1.47%		1.40%		1.43%	1.78%
Portfolio Turnover Rate	61	%(d)	281%	242%		202%		209%	309%

(a) Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the expense limitation agreement expired.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.40% to 1.45%.

See Notes to Financial Statements	59	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$13.59		$14.72	$15.68		$17.28		$12.17		$16.04
Income/(Loss) from Operations:
Net investment income(c)	0.08		0.19	0.35		0.31		0.41		0.34
Net realized and unrealized gain/(loss) on investments	0.03		(0.77)	(0.15)		(0.97)		6.09		(2.67)

Total from Investment Operations	0.11		(0.58)	0.20		(0.66)		6.50		(2.33)

Less Distributions:
From investment income	(0.13)		(0.55)	(1.16)		(0.94)		(1.39)		(1.54)

Total Distributions	(0.13)		(0.55)	(1.16)		(0.94)		(1.39)		(1.54)

Net Increase/(Decrease) in Net Asset Value	(0.02)		(1.13)	(0.96)		(1.60)		5.11		(3.87)

Net Asset Value, End of Period	$13.57		$13.59	$14.72		$15.68		$17.28		$12.17

Total Return(d)	0.80	%(e)	(4.09)%	1.32%		(3.71)%		54.06%		(14.80)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,913		$13,070	$25,369		$33,913		$74,449		$20,594
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.14	%(f)	1.27%	2.22%		1.80%		2.51%		2.23%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	N/A		N/A	1.85	%(g)	1.80	%(h)	1.77	%(i)	1.65%
Operating expenses excluding reimbursement/waiver	2.21	%(f)	1.91%	1.87%		1.80%		1.83%		1.99%
Portfolio Turnover Rate	61	%(e)	281%	242%		202%		209%		309%

(a) Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2014, the expense limitation agreement expired.

(h) Effective May 1, 2013, the annual expense limitation rate changed from 1.80% to 1.85%.

(i) Effective May 1, 2012, the annual expense limitation rate changed from 1.65% to 1.80%.

June 30, 2016	60	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$13.62		$14.75	$15.71		$17.33	$12.20	$16.06
Income/(Loss) from Operations:
Net investment income(c)	0.04		0.12	0.26		0.27	0.29	0.22
Net realized and unrealized gain/(loss) on investments	0.04		(0.78)	(0.15)		(1.02)	6.12	(2.67)

Total from Investment Operations	0.08		(0.66)	0.11		(0.75)	6.41	(2.45)

Less Distributions:
From investment income	(0.10)		(0.47)	(1.07)		(0.87)	(1.28)	(1.41)

Total Distributions	(0.10)		(0.47)	(1.07)		(0.87)	(1.28)	(1.41)

Net Increase/(Decrease) in Net Asset Value	(0.02)		(1.13)	(0.96)		(1.62)	5.13	(3.86)

Net Asset Value, End of Period	$13.60		$13.62	$14.75		$15.71	$17.33	$12.20

Total Return(d)	0.56	%(e)	(4.62)%	0.75%		(4.23)%	53.13%	(15.42)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,818		$8,777	$11,896		$14,421	$12,780	$7,916
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	0.62	%(f)	0.79%	1.66%		1.60%	1.81%	1.45%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	N/A		N/A	2.40	%(g)	2.39%	2.40%	2.40%
Operating expenses excluding reimbursement/waiver	2.77	%(f)	2.47%	2.42%		2.39%	2.48%	2.74%
Portfolio Turnover Rate	61	%(e)	281%	242%		202%	209%	309%

(a) Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2014, the expense limitation agreement expired.

See Notes to Financial Statements	61	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013(c)		Year Ended December 31, 2012	Period Ended December 31, 2011(d)
Net Asset Value, Beginning of Period	$13.50		$14.64	$15.60		$17.22		$12.12	$17.52
Income/(Loss) from Operations:
Net investment income(e)	0.09		0.25	0.44		0.41		0.25	0.32
Net realized and unrealized gain/(loss) on investments	0.05		(0.78)	(0.18)		(1.00)		6.29	(4.15)

Total from Investment Operations	0.14		(0.53)	0.26		(0.59)		6.54	(3.83)

Less Distributions:
From investment income	(0.15)		(0.61)	(1.22)		(1.03)		(1.44)	(1.57)

Total Distributions	(0.15)		(0.61)	(1.22)		(1.03)		(1.44)	(1.57)

Net Increase/(Decrease) in Net Asset Value	(0.01)		(1.14)	(0.96)		(1.62)		5.10	(5.40)

Net Asset Value, End of Period	$13.49		$13.50	$14.64		$15.60		$17.22	$12.12

Total Return	1.06	%(f)	(3.81)%	1.71%		(3.29)%		54.68%	(22.10	)%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,397		$4,625	$4,136		$3,256		$1,682	$8
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.41	%(g)	1.73%	2.83%		2.42%		1.46%	3.32	%(g)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	N/A		N/A	1.50	%(h)	1.41	%(i)	1.38%	1.40	%(g)
Operating expenses excluding reimbursement/waiver	1.86	%(g)	1.57%	1.52%		1.41%		1.45%	1.91	%(g)
Portfolio Turnover Rate	61	%(f)	281%	242%		202%		209%	309	%(j)

(a) Prior to May 1, 2016, the Salient International Real Estate Fund was known as the Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Salient International Real Estate Fund Advisor Class was known as the Forward International Real Estate Fund Class M.

(d) The Fund began offering Advisor Class shares on May 2, 2011.

(e) Per share amounts are based upon average shares outstanding.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2014, the expense limitation agreement expired.

(i) Effective May 1, 2013, the annual expense limitation rate changed from 1.40% to 1.50%.

(j) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2016	62	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$14.22		$17.45	$14.73	$14.97	$12.71	$12.33
Income/(Loss) from Operations:
Net investment income(c)	0.22		0.16	0.18	0.15	0.11	0.10
Net realized and unrealized gain/(loss) on investments	0.98		(0.06)	3.96	0.22	2.26	0.37

Total from Investment Operations	1.20		0.10	4.14	0.37	2.37	0.47

Less Distributions:
From investment income	(0.24)		(0.15)	(0.18)	(0.11)	(0.11)	(0.09)
From capital gains	—		(3.18)	(1.24)	(0.50)	—	—

Total Distributions	(0.24)		(3.33)	(1.42)	(0.61)	(0.11)	(0.09)

Net Increase/(Decrease) in Net Asset Value	0.96		(3.23)	2.72	(0.24)	2.26	0.38

Net Asset Value, End of Period	$15.18		$14.22	$17.45	$14.73	$14.97	$12.71

Total Return	8.55	%(d)	0.91%	28.30%	2.47%	18.69%	3.84%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$29,248		$38,420	$73,060	$59,219	$25,602	$24,126
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	3.07	%(e)	0.93%	1.10%	0.99%	0.78%	0.78%
Operating expenses including reimbursement/waiver	N/A		N/A	N/A	N/A	N/A	1.65	%(f)
Operating expenses excluding reimbursement/waiver	1.82	%(e)	1.70%	1.58%	1.63%	1.67%	1.68%
Portfolio Turnover Rate	43	%(d)	88%	85%	58%	33%	36%

(a) Prior to May 1, 2016, the Salient Real Estate Fund was known as the Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	63	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$12.06		$15.30	$13.06	$13.35	$11.34	$11.01
Income/(Loss) from Operations:
Net investment income(c)	0.20		0.19	0.21	0.18	0.17	0.14
Net realized and unrealized gain/(loss) on investments	0.84		(0.04)	3.51	0.20	2.01	0.33

Total from Investment Operations	1.04		0.15	3.72	0.38	2.18	0.47

Less Distributions:
From investment income	(0.27)		(0.21)	(0.24)	(0.17)	(0.17)	(0.14)
From capital gains	—		(3.18)	(1.24)	(0.50)	—	—

Total Distributions	(0.27)		(3.39)	(1.48)	(0.67)	(0.17)	(0.14)

Net Increase/(Decrease) in Net Asset Value	0.77		(3.24)	2.24	(0.29)	2.01	0.33

Net Asset Value, End of Period	$12.83		$12.06	$15.30	$13.06	$13.35	$11.34

Total Return	8.76	%(d)	1.39%	28.77%	2.81%	19.28%	4.25%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,932		$6,954	$9,065	$9,625	$4,454	$764
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	3.35	%(e)	1.27%	1.42%	1.30%	1.30%	1.23%
Operating expenses including reimbursement/waiver	N/A		N/A	N/A	N/A	N/A	1.25	%(f)
Operating expenses excluding reimbursement/waiver	1.47	%(e)	1.35%	1.22%	1.28%	1.25%	1.28%
Portfolio Turnover Rate	43	%(d)	88%	85%	58%	33%	36%

(a) Prior to May 1, 2016, the Salient Real Estate Fund was known as the Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the expense limitation agreement expired.

June 30, 2016	64	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$14.07		$17.29	$14.61	$14.85	$12.60	$12.22
Income/(Loss) from Operations:
Net investment income(c)	0.22		0.14	0.17	0.11	0.12	0.12
Net realized and unrealized gain/(loss) on investments	0.97		(0.04)	3.92	0.26	2.25	0.37

Total from Investment Operations	1.19		0.10	4.09	0.37	2.37	0.49

Less Distributions:
From investment income	(0.24)		(0.14)	(0.17)	(0.11)	(0.12)	(0.11)
From capital gains	—		(3.18)	(1.24)	(0.50)	—	—

Total Distributions	(0.24)		(3.32)	(1.41)	(0.61)	(0.12)	(0.11)

Net Increase/(Decrease) in Net Asset Value	0.95		(3.22)	2.68	(0.24)	2.25	0.38

Net Asset Value, End of Period	$15.02		$14.07	$17.29	$14.61	$14.85	$12.60

Total Return(d)	8.57	%(e)	0.87%	28.29%	2.44%	18.83%	4.01%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,848		$5,653	$6,846	$6,351	$6,994	$7,159
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	3.09	%(f)	0.82%	1.00%	0.69%	0.82%	0.92%
Operating expenses including reimbursement/waiver	N/A		N/A	N/A	N/A	N/A	1.50	%(g)
Operating expenses excluding reimbursement/waiver	1.88	%(f)	1.76%	1.63%	1.66%	1.62%	1.53%
Portfolio Turnover Rate	43	%(e)	88%	85%	58%	33%	36%

(a) Prior to May 1, 2016, the Salient Real Estate Fund was known as the Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2011, the expense limitation agreement expired.

See Notes to Financial Statements	65	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$14.21		$17.44	$14.73	$14.99	$12.72	$12.35
Income/(Loss) from Operations:
Net investment income(c)	0.18		0.05	0.12	0.02	0.02	0.02
Net realized and unrealized gain/(loss) on investments	0.97		(0.04)	3.92	0.25	2.27	0.38

Total from Investment Operations	1.15		0.01	4.04	0.27	2.29	0.40

Less Distributions:
From investment income	(0.20)		(0.06)	(0.09)	(0.03)	(0.02)	(0.03)
From capital gains	—		(3.18)	(1.24)	(0.50)	—	—

Total Distributions	(0.20)		(3.24)	(1.33)	(0.53)	(0.02)	(0.03)

Net Increase/(Decrease) in Net Asset Value	0.95		(3.23)	2.71	(0.26)	2.27	0.37

Net Asset Value, End of Period	$15.16		$14.21	$17.44	$14.73	$14.99	$12.72

Total Return(d)	8.18	%(e)	0.36%	27.57%	1.79%	18.04%	3.21%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,133		$3,135	$3,644	$2,117	$2,190	$2,178
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.54	%(f)	0.27%	0.71%	0.13%	0.17%	0.17%
Operating expenses including reimbursement/waiver	N/A		N/A	N/A	N/A	N/A	2.25	%(g)
Operating expenses excluding reimbursement/waiver	2.43	%(f)	2.31%	2.19%	2.23%	2.27%	2.28%
Portfolio Turnover Rate	43	%(e)	88%	85%	58%	33%	36%

(a) Prior to May 1, 2016, the Salient Real Estate Fund was known as the Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2011, the expense limitation agreement expired.

June 30, 2016	66	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$22.34		$25.40	$23.50	$24.38	$22.01	$21.75
Income/(Loss) from Operations:
Net investment income(d)	0.60		0.72	0.75	1.01	1.18	0.38
Net realized and unrealized gain/(loss) on investments	1.36		(1.01)	3.12	0.05	2.95	0.33

Total from Investment Operations	1.96		(0.29)	3.87	1.06	4.13	0.71

Less Distributions:
From investment income	(0.62)		(0.75)	(0.75)	(1.11)	(1.59)	(0.45)
From capital gains	—		(1.98)	(1.22)	(0.83)	—	—
From return of capital	—		(0.04)	—	—	(0.17)	—

Total Distributions	(0.62)		(2.77)	(1.97)	(1.94)	(1.76)	(0.45)

Net Increase/(Decrease) in Net Asset Value	1.34		(3.06)	1.90	(0.88)	2.37	0.26

Net Asset Value, End of Period	$23.68		$22.34	$25.40	$23.50	$24.38	$22.01

Total Return	8.90	%(e)	(1.09)%	16.75%	4.33%	19.23%	3.28	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$68,100		$76,217	$115,091	$98,756	$41,499	$283
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	6.04	%(f)	3.26%	3.21%	4.20%	5.16%	10.11	%(f)
Operating expenses	1.71	%(f)	1.62%	1.61%	1.60%	1.59%	1.67	%(f)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.41	%(f)	2.83%	2.99%	4.04%	4.92%	9.77	%(f)
Operating expenses	2.34	%(f)	2.05%	1.83%	1.75%	1.83%	2.01	%(f)
Portfolio Turnover Rate	17	%(e)	39%	32%	50%	53%	73	%(g)

(a) Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Investor Class shares on October 26, 2011.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	67	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$22.36		$25.43	$23.53	$24.40	$22.00	$23.24
Income/(Loss) from Operations:
Net investment income(c)	0.65		0.81	0.85	1.01	1.04	1.45
Net realized and unrealized gain/(loss) on investments	1.36		(1.01)	3.11	0.14	3.18	(0.70)

Total from Investment Operations	2.01		(0.20)	3.96	1.15	4.22	0.75

Less Distributions:
From investment income	(0.66)		(0.82)	(0.84)	(1.17)	(1.65)	(1.99)
From capital gains	—		(2.01)	(1.22)	(0.85)	—	—
From return of capital	—		(0.04)	—	—	(0.17)	—

Total Distributions	(0.66)		(2.87)	(2.06)	(2.02)	(1.82)	(1.99)

Net Increase/(Decrease) in Net Asset Value	1.35		(3.07)	1.90	(0.87)	2.40	(1.24)

Net Asset Value, End of Period	$23.71		$22.36	$25.43	$23.53	$24.40	$22.00

Total Return	9.13	%(d)	(0.75)%	17.16%	4.71%	19.66%	3.31%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$349,943		$334,705	$637,666	$494,495	$654,961	$362,894
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	6.51	%(e)	3.62%	3.59%	4.18%	4.59%	6.64%
Operating expenses	1.36	%(e)	1.27%	1.26%	1.22%	1.18%	1.19%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.88	%(e)	3.19%	3.37%	4.02%	4.35%	6.31%
Operating expenses	1.99	%(e)	1.70%	1.48%	1.37%	1.42%	1.52%
Portfolio Turnover Rate	17	%(d)	39%	32%	50%	53%	73%

(a) Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

June 30, 2016	68	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$22.41		$25.47	$23.56	$24.43	$22.03	$23.26
Income/(Loss) from Operations:
Net investment income(c)	0.60		0.73	0.75	0.92	0.94	1.38
Net realized and unrealized gain/(loss) on investments	1.35		(1.03)	3.12	0.12	3.19	(0.67)

Total from Investment Operations	1.95		(0.30)	3.87	1.04	4.13	0.71

Less Distributions:
From investment income	(0.61)		0.74	(0.74)	(1.08)	(1.57)	(1.94)
From capital gains	—		(1.98)	(1.22)	(0.83)	—	—
From return of capital	—		(0.04)	—	—	(0.16)	—

Total Distributions	(0.61)		(2.76)	(1.96)	(1.91)	(1.73)	(1.94)

Net Increase/(Decrease) in Net Asset Value	1.34		(3.06)	1.91	(0.87)	2.40	(1.23)

Net Asset Value, End of Period	$23.75		$22.41	$25.47	$23.56	$24.43	$22.03

Total Return(d)	8.84	%(e)	(1.12)%	16.72%	4.26%	19.22%	3.09%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$425,172		$431,167	$676,775	$540,264	$754,615	$591,167
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	6.05	%(f)	3.31%	3.17%	3.79%	4.19%	6.33%
Operating expenses	1.76	%(f)	1.68%	1.66%	1.62%	1.54%	1.44%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.42	%(f)	2.88%	2.95%	3.63%	3.95%	6.00%
Operating expenses	2.39	%(f)	2.11%	1.88%	1.77%	1.77%	1.77%
Portfolio Turnover Rate	17	%(e)	39%	32%	50%	53%	73%

(a) Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	69	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund

	Class B
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$22.12		$25.19	$23.32	$24.19	$21.83	$23.06
Income/(Loss) from Operations:
Net investment income(c)	0.52		0.58	0.59	0.78	0.75	1.16
Net realized and unrealized gain/(loss) on investments	1.35		(1.03)	3.10	0.12	3.18	(0.63)

Total from Investment Operations	1.87		(0.45)	3.69	0.90	3.93	0.53

Less Distributions:
From investment income	(0.54)		(0.64)	(0.60)	(0.97)	(1.42)	(1.76)
From capital gains	—		(1.95)	(1.22)	(0.80)	—	—
From return of capital	—		(0.03)	—	—	(0.15)	—

Total Distributions	(0.54)		(2.62)	(1.82)	(1.77)	(1.57)	(1.76)

Net Increase/(Decrease) in Net Asset Value	1.33		(3.07)	1.87	(0.87)	2.36	(1.23)

Net Asset Value, End of Period	$23.45		$22.12	$25.19	$23.32	$24.19	$21.83

Total Return(d)	8.60	%(e)	(1.75)%	16.07%	3.72%	18.42%	2.31%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,256		$4,117	$7,251	$8,688	$11,857	$16,165
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.41	%(f)	2.75%	2.59%	3.28%	3.44%	5.42%
Operating expenses	2.31	%(f)	2.22%	2.20%	2.19%	2.18%	2.19%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.78	%(f)	2.32%	2.37%	3.12%	3.20%	5.09%
Operating expenses	2.94	%(f)	2.65%	2.42%	2.34%	2.42%	2.52%
Portfolio Turnover Rate	17	%(e)	39%	32%	50%	53%	73%

(a) Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

June 30, 2016	70	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$21.87		$24.93	$23.10	$23.99	$21.66	$22.91
Income/(Loss) from Operations:
Net investment income(c)	0.53		0.62	0.59	0.78	0.77	1.20
Net realized and unrealized gain/(loss) on investments	1.31		(1.05)	3.06	0.11	3.14	(0.68)

Total from Investment Operations	1.84		(0.43)	3.65	0.89	3.91	0.52

Less Distributions:
From investment income	(0.55)		(0.65)	(0.60)	(0.98)	(1.43)	(1.77)
From capital gains	—		(1.95)	(1.22)	(0.80)	—	—
From return of capital	—		(0.03)	—	—	(0.15)	—

Total Distributions	(0.55)		(2.63)	(1.82)	(1.78)	(1.58)	(1.77)

Net Increase/(Decrease) in Net Asset Value	1.29		(3.06)	1.83	(0.89)	2.33	(1.25)

Net Asset Value, End of Period	$23.16		$21.87	$24.93	$23.10	$23.99	$21.66

Total Return(d)	8.54	%(e)	(1.67)%	16.07%	3.68%	18.47%	2.29%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$214,689		$227,301	$271,510	$264,263	$308,131	$262,310
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.50	%(f)	2.94%	2.61%	3.31%	3.53%	5.63%
Operating expenses	2.31	%(f)	2.23%	2.20%	2.19%	2.18%	2.19%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.87	%(f)	2.51%	2.39%	3.16%	3.29%	5.30%
Operating expenses	2.94	%(f)	2.66%	2.42%	2.34%	2.42%	2.52%
Portfolio Turnover Rate	17	%(e)	39%	32%	50%	53%	73%

(a) Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	71	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013(c)	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$22.35		$25.43	$23.52	$24.39	$22.00	$23.24
Income/(Loss) from Operations:
Net investment income(d)	0.65		0.90	0.89	1.05	1.12	1.48
Net realized and unrealized gain/(loss) on investments	1.35		(1.13)	3.07	0.09	3.09	(0.73)

Total from Investment Operations	2.00		(0.23)	3.96	1.14	4.21	0.75

Less Distributions:
From investment income	(0.65)		(0.81)	(0.83)	(1.16)	(1.65)	(1.99)
From capital gains	—		(2.00)	(1.22)	(0.85)	—	—
From return of capital	—		(0.04)	—	—	(0.17)	—

Total Distributions	(0.65)		(2.85)	(2.05)	(2.01)	(1.82)	(1.99)

Net Increase/(Decrease) in Net Asset Value	1.35		(3.08)	1.91	(0.87)	2.39	(1.24)

Net Asset Value, End of Period	$23.70		$22.35	$25.43	$23.52	$24.39	$22.00

Total Return	9.10	%(e)	(0.79)%	17.11%	4.68%	19.62%	3.31%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$42,458		$42,031	$32,459	$15,501	$11,852	$3,160
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	6.45	%(f)	4.00%	3.74%	4.36%	4.97%	6.81%
Operating expenses	1.41	%(f)	1.34%	1.31%	1.26%	1.19%	1.20%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.82	%(f)	3.57%	3.52%	4.21%	4.73%	6.48%
Operating expenses	2.04	%(f)	1.77%	1.53%	1.41%	1.43%	1.53%
Portfolio Turnover Rate	17	%(e)	39%	32%	50%	53%	73%

(a) Prior to May 1, 2016, the Salient Select Income Fund was known as the Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.
(c) Prior to May 1, 2013, the Salient Select Income Fund Advisor Class was known as the Forward Select Income Fund Class M.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

June 30, 2016	72	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Period Ended December 31, 2014(c)
Net Asset Value, Beginning of Period	$21.39		$24.84	$28.86
Income/(Loss) from Operations:
Net investment income(d)	0.39		0.58	0.46
Net realized and unrealized loss on investments	(0.92)		(3.33)	(1.52	)(e)

Total from Investment Operations	(0.53)		(2.75)	(1.06)

Less Distributions:
From investment income	(0.42)		(0.62)	(0.54)
From capital gains	—		—	(2.42)
From return of capital	—		(0.08)	—

Total Distributions	(0.42)		(0.70)	(2.96)

Net Decrease in Net Asset Value	(0.95)		(3.45)	(4.02)

Net Asset Value, End of Period	$20.44		$21.39	$24.84

Total Return	(2.34	)%(f)	(11.30)%	(3.65	)%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$647		$770	$1,013
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.19	%(g)	2.49%	2.06	%(g)
Operating expenses including reimbursement/waiver	1.58	%(g)	1.58%	1.58	%(g)
Operating expenses excluding reimbursement/waiver	2.52	%(g)	2.06%	2.02	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	4.09	%(g)	2.36%	2.00	%(g)
Operating expenses including reimbursement/waiver	1.68	%(g)	1.71%	1.64	%(g)
Operating expenses excluding reimbursement/waiver	2.62	%(g)	2.19%	2.08	%(g)
Portfolio Turnover Rate	4	%(f)	104%	181	%(h)

(a) Prior to May 1, 2016, the Salient Select Opportunity Fund was known as the Forward Select Opportunity Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Investor Class shares on June 2, 2014.

(d) Per share amounts are based upon average shares outstanding.

(e) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2014.

See Notes to Financial Statements	73	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Period Ended December 31, 2013(c)
Net Asset Value, Beginning of Period	$21.38		$24.83	$26.06	$25.00
Income/(Loss) from Operations:
Net investment income(d)	0.41		0.66	0.53	0.13
Net realized and unrealized gain/(loss) on investments	(0.91)		(3.33)	1.40	1.16

Total from Investment Operations	(0.50)		(2.67)	1.93	1.29

Less Distributions:
From investment income	(0.46)		(0.70)	(0.74)	(0.11)
From capital gains	—		—	(2.42)	(0.12)
From return of capital	—		(0.08)	—	—

Total Distributions	(0.46)		(0.78)	(3.16)	(0.23)

Net Increase/(Decrease) in Net Asset Value	(0.96)		(3.45)	(1.23)	1.06

Net Asset Value, End of Period	$20.42		$21.38	$24.83	$26.06

Total Return	(2.18	)%(e)	(11.01)%	7.43%	5.19	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,051		$5,960	$6,046	$9,749
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.33	%(f)	2.83%	1.96%	1.26	%(f)
Operating expenses including reimbursement/waiver	1.23	%(f)	1.23%	1.23%	1.23	%(f)
Operating expenses excluding reimbursement/waiver	2.15	%(f)	1.71%	1.59%	2.29	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	4.23	%(f)	2.70%	1.90%	N/A
Operating expenses including reimbursement/waiver	1.33	%(f)	1.36%	1.29%	N/A
Operating expenses excluding reimbursement/waiver	2.25	%(f)	1.84%	1.65%	N/A
Portfolio Turnover Rate	4	%(e)	104%	181%	46	%(e)

(a) Prior to May 1, 2016, the Salient Select Opportunity Fund was known as the Forward Select Opportunity Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Forward Select Opportunity Fund commenced operations on August 1, 2013. Prior to December 23, 2013, the Forward Select Opportunity Fund was known as the Forward Select Income Opportunity Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

June 30, 2016	74	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Period Ended December 31, 2013(c)
Net Asset Value, Beginning of Period	$21.38		$24.83	$26.05	$25.00
Income/(Loss) from Operations:
Net investment income(d)	0.38		0.53	0.41	0.13
Net realized and unrealized gain/(loss) on investments	(0.93)		(3.32)	1.38	1.11

Total from Investment Operations	(0.55)		(2.79)	1.79	1.24

Less Distributions:
From investment income	(0.41)		(0.59)	(0.59)	(0.08)
From capital gains	—		—	(2.42)	(0.11)
From return of capital	—		(0.07)	—	—

Total Distributions	(0.41)		(0.66)	(3.01)	(0.19)

Net Increase/(Decrease) in Net Asset Value	(0.96)		(3.45)	(1.22)	1.05

Net Asset Value, End of Period	$20.42		$21.38	$24.83	$26.05

Total Return(e)	(2.44	)%(f)	(11.45)%	6.89%	4.98	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,674		$6,822	$13,510	$14,521
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.07	%(g)	2.26%	1.54%	1.22	%(g)
Operating expenses including reimbursement/waiver	1.73	%(g)	1.73%	1.73%	1.73	%(g)
Operating expenses excluding reimbursement/waiver	2.66	%(g)	2.19%	2.09%	2.59	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.97	%(g)	2.13%	1.48%	N/A
Operating expenses including reimbursement/waiver	1.83	%(g)	1.86%	1.79%	N/A
Operating expenses excluding reimbursement/waiver	2.76	%(g)	2.32%	2.15%	N/A
Portfolio Turnover Rate	4	%(f)	104%	181%	46	%(f)

(a) Prior to May 1, 2016, the Salient Select Opportunity Fund was known as the Forward Select Opportunity Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Forward Select Opportunity Fund commenced operations on August 1, 2013. Prior to December 23, 2013, the Forward Select Opportunity Fund was known as the Forward Select Income Opportunity Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	75	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Period Ended December 31, 2014(c)
Net Asset Value, Beginning of Period	$21.36		$24.80	$27.11
Income/(Loss) from Operations:
Net investment income(d)	0.33		0.47	0.32
Net realized and unrealized gain/(loss) on investments	(0.92)		(3.36)	0.30

Total from Investment Operations	(0.59)		(2.89)	0.62

Less Distributions:
From investment income	(0.36)		(0.49)	(0.51)
From capital gains	—		—	(2.42)
From return of capital	—		(0.06)	—

Total Distributions	(0.36)		(0.55)	(2.93)

Net Decrease in Net Asset Value	(0.95)		(3.44)	(2.31)

Net Asset Value, End of Period	$20.41		$21.36	$24.80

Total Return(e)	(2.65	)%(f)	(11.84)%	2.30	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,115		$2,807	$1,266
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.56	%(g)	2.06%	1.28	%(g)
Operating expenses including reimbursement/waiver	2.18	%(g)	2.18%	2.18	%(g)
Operating expenses excluding reimbursement/waiver	3.12	%(g)	2.66%	2.57	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.46	%(g)	1.93%	1.22	%(g)
Operating expenses including reimbursement/waiver	2.28	%(g)	2.31%	2.24	%(g)
Operating expenses excluding reimbursement/waiver	3.22	%(g)	2.79%	2.63	%(g)
Portfolio Turnover Rate	4	%(f)	104%	181	%(h)

(a) Prior to May 1, 2016, the Salient Select Opportunity Fund was known as the Forward Select Opportunity Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Class C shares on February 18, 2014.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2014.

June 30, 2016	76	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund

	Investor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$32.55		$33.53	$27.29	$27.05	$22.48	$24.62
Income/(Loss) from Operations:
Net investment income(d)	0.47		0.38	0.36	0.24	0.32	0.31
Net realized and unrealized gain/(loss) on investments	2.39		(0.97)	6.19	0.40	4.82	(2.06)

Total from Investment Operations	2.86		(0.59)	6.55	0.64	5.14	(1.75)

Less Distributions:
From investment income	(0.51)		(0.39)	(0.31)	(0.40)	(0.57)	(0.39)

Total Distributions	(0.51)		(0.39)	(0.31)	(0.40)	(0.57)	(0.39)

Net Increase/(Decrease) in Net Asset Value	2.35		(0.98)	6.24	0.24	4.57	(2.14)

Net Asset Value, End of Period	$34.90		$32.55	$33.53	$27.29	$27.05	$22.48

Total Return	8.86	%(e)	(1.71)%	24.01%	2.37%	22.98%	(7.09	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,031		$1,139	$2,172	$736	$1,894	$92
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	3.99	%(f)	1.66%	1.83%	1.47%	1.91%	2.51	%(f)
Operating expenses	1.84	%(f)	1.80%	1.82%	1.79%	1.73%	1.98	%(f)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	2.89	%(f)	1.14%	1.15%	0.83%	1.24%	2.08	%(f)
Operating expenses	2.94	%(f)	2.32%	2.50%	2.44%	2.40%	2.42	%(f)
Portfolio Turnover Rate	46	%(e)	77%	45%	63%	53%	78	%(g)

(a) Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) The Fund began offering Investor Class shares on May 2, 2011.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	77	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund

	Institutional Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$33.56		$34.55	$28.12	$27.87	$23.10	$23.42
Income/(Loss) from Operations:
Net investment income(d)	0.54		0.66	0.40	0.38	0.31	0.52
Net realized and unrealized gain/(loss) on investments	2.47		(1.15)	6.45	0.39	5.10	(0.27)

Total from Investment Operations	3.01		(0.49)	6.85	0.77	5.41	0.25

Less Distributions:
From investment income	(0.57)		(0.50)	(0.42)	(0.52)	(0.64)	(0.57)

Total Distributions	(0.57)		(0.50)	(0.42)	(0.52)	(0.64)	(0.57)

Net Increase/(Decrease) in Net Asset Value	2.44		(0.99)	6.43	0.25	4.77	(0.32)

Net Asset Value, End of Period	$36.00		$33.56	$34.55	$28.12	$27.87	$23.10

Total Return	9.05	%(e)	(1.39)%	24.44%	2.73%	23.54%	1.10%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$22,757		$22,717	$14,217	$14,926	$13,598	$8,692
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.35	%(f)	2.44%	1.95%	1.93%	1.85%	2.71%
Operating expenses	1.50	%(f)	1.45%	1.46%	1.42%	1.37%	1.46%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	3.26	%(f)	1.92%	1.27%	1.29%	1.18%	2.27%
Operating expenses	2.59	%(f)	1.97%	2.14%	2.07%	2.03%	1.90%
Portfolio Turnover Rate	46	%(e)	77%	45%	63%	53%	78%

(a) Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

June 30, 2016	78	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund

	Class A
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$32.59		$33.59	$27.35	$27.12	$22.50	$22.83
Income/(Loss) from Operations:
Net investment income(d)	0.46		0.42	0.28	0.23	0.19	0.35
Net realized and unrealized gain/(loss) on investments	2.40		(1.02)	6.25	0.40	4.98	(0.17)

Total from Investment Operations	2.86		(0.60)	6.53	0.63	5.17	0.18

Less Distributions:
From investment income	(0.50)		(0.40)	(0.29)	(0.40)	(0.55)	(0.51)

Total Distributions	(0.50)		(0.40)	(0.29)	(0.40)	(0.55)	(0.51)

Net Increase/(Decrease) in Net Asset Value	2.36		(1.00)	6.24	0.23	4.62	(0.33)

Net Asset Value, End of Period	$34.95		$32.59	$33.59	$27.35	$27.12	$22.50

Total Return(e)	8.85	%(f)	(1.78)%	23.94%	2.30%	23.07%	0.82%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$29,515		$31,179	$35,410	$30,582	$35,831	$33,601
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	3.93	%(g)	1.76%	1.58%	1.47%	1.40%	1.97%
Operating expenses	1.90	%(g)	1.85%	1.87%	1.82%	1.72%	1.67%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	2.84	%(g)	1.24%	0.90%	0.82%	0.74%	1.53%
Operating expenses	2.99	%(g)	2.37%	2.55%	2.46%	2.39%	2.11%
Portfolio Turnover Rate	46	%(f)	77%	45%	63%	53%	78%

(a) Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	79	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund

	Class B
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$32.42		$33.42	$27.20	$26.98	$22.37		$22.70
Income/(Loss) from Operations:
Net investment income/(loss)(d)	0.36		0.13	0.08	0.06	(0.00	)(e)	0.17
Net realized and unrealized gain/(loss) on investments	2.39		(0.90)	6.24	0.41	4.98		(0.17)

Total from Investment Operations	2.75		(0.77)	6.32	0.47	4.98		0.00

Less Distributions:
From investment income	(0.40)		(0.23)	(0.10)	(0.25)	(0.37)		(0.33)

Total Distributions	(0.40)		(0.23)	(0.10)	(0.25)	(0.37)		(0.33)

Net Increase/(Decrease) in Net Asset Value	2.35		(1.00)	6.22	0.22	4.61		(0.33)

Net Asset Value, End of Period	$34.77		$32.42	$33.42	$27.20	$26.98		$22.37

Total Return(f)	8.55	%(g)	(2.29)%	23.25%	1.71%	22.31%		0.06%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$284		$393	$1,040	$1,643	$2,593		$4,384
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	3.36	%(h)	0.91%	0.95%	0.85%	0.65%		1.20%
Operating expenses	2.44	%(h)	2.40%	2.41%	2.38%	2.38%		2.42%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	2.26	%(h)	0.39%	0.27%	0.20%	(0.02)%		0.76%
Operating expenses	3.54	%(h)	2.92%	3.09%	3.03%	3.05%		2.86%
Portfolio Turnover Rate	46	%(g)	77%	45%	63%	53%		78%

(a) Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Total return does not reflect the effect of sales charges.

(g) Not Annualized.

(h) Annualized.

June 30, 2016	80	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund

	Class C
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011(c)
Net Asset Value, Beginning of Period	$32.28		$33.32	$27.14	$26.93	$22.34	$22.67
Income/(Loss) from Operations:
Net investment income(d)	0.37		0.23	0.11	0.08	0.02	0.19
Net realized and unrealized gain/(loss) on investments	2.38		(1.01)	6.19	0.39	4.95	(0.18)

Total from Investment Operations	2.75		(0.78)	6.30	0.47	4.97	0.01

Less Distributions:
From investment income	(0.41)		(0.26)	(0.12)	(0.26)	(0.38)	(0.34)

Total Distributions	(0.41)		(0.26)	(0.12)	(0.26)	(0.38)	(0.34)

Net Increase/(Decrease) in Net Asset Value	2.34		(1.04)	6.18	0.21	4.59	(0.33)

Net Asset Value, End of Period	$34.62		$32.28	$33.32	$27.14	$26.93	$22.34

Total Return(e)	8.55	%(f)	(2.31)%	23.22%	1.73%	22.30%	0.04%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,280		$16,307	$17,936	$17,095	$19,171	$19,272
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	3.39	%(g)	1.21%	1.03%	0.92%	0.74%	1.27%
Operating expenses	2.45	%(g)	2.40%	2.42%	2.38%	2.38%	2.43%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	2.30	%(g)	0.69%	0.35%	0.27%	0.07%	0.83%
Operating expenses	3.54	%(g)	2.92%	3.10%	3.03%	3.04%	2.87%
Portfolio Turnover Rate	46	%(f)	77%	45%	63%	53%	78%

(a) Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	81	June 30, 2016

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund

	Advisor Class
	Six Months Ended June 30, 2016 (Unaudited)(a)		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013(c)	Year Ended December 31, 2012	Period Ended December 31, 2011(d)
Net Asset Value, Beginning of Period	$33.59		$34.58	$28.14	$27.88	$23.10	$25.26
Income/(Loss) from Operations:
Net investment income(e)	0.53		0.53	0.41	0.26	0.40	0.36
Net realized and unrealized gain/(loss) on investments	2.48		(1.03)	6.43	0.50	5.02	(2.09)

Total from Investment Operations	3.01		(0.50)	6.84	0.76	5.42	(1.73)

Less Distributions:
From investment income	(0.56)		(0.49)	(0.40)	(0.50)	(0.64)	(0.43)

Total Distributions	(0.56)		(0.49)	(0.40)	(0.50)	(0.64)	(0.43)

Net Increase/(Decrease) in Net Asset Value	2.45		(0.99)	6.44	0.26	4.78	(2.16)

Net Asset Value, End of Period	$36.04		$33.59	$34.58	$28.14	$27.88	$23.10

Total Return	9.03	%(f)	(1.44)%	24.38%	2.71%	23.59%	(6.81	)%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$615		$847	$946	$942	$2,526	$9
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.27	%(g)	2.06%	1.97%	1.53%	2.14%	2.78	%(g)
Operating expenses	1.54	%(g)	1.50%	1.52%	1.42%	1.33%	1.50	%(g)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	3.17	%(g)	1.54%	1.29%	0.89%	1.47%	2.34	%(g)
Operating expenses	2.64	%(g)	2.02%	2.20%	2.07%	1.99%	1.94	%(g)
Portfolio Turnover Rate	46	%(f)	77%	45%	63%	53%	78	%(h)

(a) Prior to May 1, 2016, the Salient Tactical Real Estate Fund was known as the Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Prior to May 1, 2013, the Salient Tactical Real Estate Fund Advisor Class was known as the Forward Real Estate Long/Short Fund Class M.

(d) The Fund began offering Advisor Class shares on May 2, 2011.

(e) Per share amounts are based upon average shares outstanding.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2016	82	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2016, the Trust has 20 registered funds. This semi-annual report describes 6 funds offered by the Trust (each a “Fund” and collectively, the “Funds”) under the brand name Salient. The accompanying financial statements and financial highlights relate to the Salient EM Infrastructure Fund (“EM Infrastructure Fund”) (prior to May 1, 2016, known as the Forward Global Infrastructure Fund), the Salient International Real Estate Fund (“International Real Estate Fund”) (prior to May 1, 2016, known as the Forward International Real Estate Fund), the Salient Real Estate Fund (“Real Estate Fund”) (prior to May 1, 2016, known as the Forward Real Estate Fund), the Salient Select Income Fund (“Select Income Fund”) (prior to May 1, 2016, known as the Forward Select Income Fund), the Salient Select Opportunity Fund (“Select Opportunity Fund”) (prior to May 1, 2016, known as the Forward Select Opportunity Fund), and the Salient Tactical Real Estate Fund (“Tactical Real Estate Fund”) (prior to May 1, 2016, known as the Forward Real Estate Long/Short Fund).

The series of funds (“Salient Funds”) offered under the Forward Funds Trust are distributed by Forward Securities, LLC. The Investment Advisor of the Funds is Forward Management, LLC d/b/a Salient, (the “Advisor” or “Salient Management”).

The EM Infrastructure Fund seeks total return through capital appreciation and current income through investing primarily in infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets in emerging markets, which may also include real estate investment trusts (“REITs”). The International Real Estate Fund seeks total return from both capital appreciation and current income through investing primarily in non-U.S. securities of real estate and real estate-related companies, including REITs. The Real Estate Fund seeks income with capital appreciation as a secondary goal through investing primarily in securities of real estate companies, including REITs. The Select Income Fund seeks high current income and potential for modest long-term growth of capital through investing primarily in income-producing securities of companies in the real estate industry, such as REITs, master limited partnerships and other real estate firms. The Select Opportunity Fund seeks total return through current income and long-term capital appreciation through investing in equity, fixed income and hybrid securities. The Tactical Real Estate Fund seeks total return through a combination of high current income relative to equity investment alternatives plus long-term growth of capital through investing primarily in securities of issuers engaged primarily in the real estate industry, such as REITs, master limited partnerships and other real estate firms.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class B, Class C and Advisor Class shares offered by the Funds.

Effective May 1, 2009, the Funds no longer offer for sale Class B shares of the Funds; and shareholders are no longer able to make new or additional investments in Class B shares. As of May 1, 2009, the current holders of Class B shares of the Fund are permitted to: hold their Class B shares until they are converted to Class A shares; exchange their Class B shares for Class B shares of another fund of the Trust that offers Class B shares, if any; automatically reinvest dividends in Class B shares; and make additional investments in other share classes of the Funds, subject to pricing and eligibility requirements of those other share classes.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

The International Real Estate Fund, the Real Estate Fund, the Select Income Fund, the Select Opportunity Fund, and the Tactical Real Estate Fund may invest a substantial portion of assets in the securities of issuers engaged in the real estate industry, including REITs. The EM Infrastructure Fund invests a substantial portion of its assets in securities of issuers engaged in the infrastructure industry, which may also include REITs. As a result, the Funds may be more affected by economic and regulatory developments in these industries than would a fund not concentrating its investments in a particular sector. The International Real Estate Fund, the Real Estate Fund and Select Opportunity Fund are each classified as a non-diversified fund under the 1940 Act.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires Salient Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Salient Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2016.

83	June 30, 2016

Notes to Financial Statements (Unaudited)

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rate bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or Salient Management may determine value based on quotes from dealers that make markets in such securities.

Bank loans are primarily valued by using a composite loan price from an independent pricing vendor (approved by the Board of Trustees). The methodology used by the Funds’ independent pricing vendor for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

June 30, 2016	84

Notes to Financial Statements (Unaudited)

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange forward rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 7 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2016, the Select Income Fund and the Tactical Real Estate Fund held securities sold short with a value of $98,760,000 and $17,115,400, respectively. No other Funds held securities sold short as of June 30, 2016.

85	June 30, 2016

Notes to Financial Statements (Unaudited)

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Total
EM Infrastructure Fund
Common Stocks(a)	$21,712,761	$—	—	$21,712,761
Limited Partnerships(a)	158,865	—	—	158,865
Participation Notes(a)	—	687,957	—	687,957
Rights(a)	9,614	—	—	9,614

Total	$21,881,240	$687,957	—	$22,569,197

International Real Estate Fund
Common Stocks(a)	$26,083,823	—	—	$26,083,823
Exchange-Traded Funds(a)	2,320,763	—	—	2,320,763

Total	$28,404,586	—	—	$28,404,586

Real Estate Fund
Common Stocks(a)	$41,568,851	—	—	$41,568,851

Total	$41,568,851	—	—	$41,568,851

Select Income Fund
Common Stocks
REITs-Apartments	$—	$4,074,070	—	$4,074,070
REITs-Healthcare	46,428,750	20,081,250	—	66,510,000
Other(a)	350,131,680	—	—	350,131,680
Convertible Preferred Stocks
REITs-Hotels	29,328,246	57,984,000	—	87,312,246
Other(a)	95,669,108	—	—	95,669,108
Preferred Stocks(a)	458,769,347	—	—	458,769,347
Contingent Convertible Securities(a)	—	15,921,300	—	15,921,300
Corporate Bonds(a)	—	46,696,675	—	46,696,675
Convertible Corporate Bonds(a)	—	38,125,937	—	38,125,937

Total	$980,327,131	$182,883,232	—	$1,163,210,363

June 30, 2016	86

Notes to Financial Statements (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Select Opportunity Fund
Common Stocks
REITs-Hotels	$—	$2,121,000	—	$2,121,000
Other(a)	3,941,911	—	—	3,941,911
Exchange-Traded Funds	486,400	—	—	486,400
Convertible Preferred Stocks(a)	1,524,307	—	—	1,524,307
Preferred Stocks(a)	761,400	—	—	761,400
Contingent Convertible Securities(a)	—	905,500	—	905,500
Corporate Bonds(a)	—	1,167,800	—	1,167,800
Convertible Corporate Bonds(a)	—	946,250	—	946,250

Total	$6,714,018	$5,140,550	—	$11,854,568

Tactical Real Estate Fund
Common Stocks
REITs-Healthcare	$4,188,430	$637,500	—	$4,825,930
REITs-Hotels	5,505,716	707,000	—	6,212,716
Other(a)	61,421,360	—	—	61,421,360
Convertible Preferred Stocks(a)	—	906,000	—	906,000
Corporate Bonds(a)	—	483,000	—	483,000
Convertible Corporate Bonds(a)	—	709,687	—	709,687

Total	$71,115,506	$3,443,187	—	$74,558,693

(a) For detailed descriptions of industry or country see the accompanying Portfolio of Investments.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Select Income Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(98,760,000)	—	—	$(98,760,000)

Total	$(98,760,000)	—	—	$(98,760,000)

Tactical Real Estate Fund
Liabilities
Securities Sold Short
Common Stocks	$(1,919,200)	—	—	$(1,919,200)
Exchange-Traded Funds	(15,196,200)	—	—	(15,196,200)

Total	$(17,115,400)	—	—	$(17,115,400)

(a) Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as short sales.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of June 30, 2016 there were no transfers between Level 1 and Level 2 securities.

87	June 30, 2016

Notes to Financial Statements (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Select Income Fund	Tactical Real Estate Fund
	Convertible Preferred Stocks	Convertible Preferred Stocks
Balance as of December 31, 2015	$54,502,400	$851,600
Realized Gain/(Loss)(a)	—	—
Change in Unrealized Appreciation/Depreciation(a)	—	—
Purchases	—	—
Sales Proceeds	—	—
Transfer into Level 3	—	—
Transfer out of Level 3(b)	(54,502,400)	(851,600)

Balance as of June 30, 2016	$—	$—

Net change in unrealized appreciation/depreciation included in the Statements of Operations attributable to Level 3 investments held at June 30, 2016	$—	$—

(a) Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the Statement of Operations, as applicable.

(b) The transfers from Level 3 to Level 2 were due to an evaluated price becoming available after December 31, 2015.

As of June 30, 2016, no other Funds, except above, had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward currency contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses

June 30, 2016	88

Notes to Financial Statements (Unaudited)

in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds held no futures contracts as of June 30, 2016.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no written options as of June 30, 2016.

Written option activity for the six months ended June 30, 2016 was as follows:

	Written Call Options
	Number of Contracts	Contract Premium
Tactical Real Estate Fund
Outstanding, at beginning of year December 31, 2015	(220)	$(58,625)
Options written	(700)	(109,870)
Options exercised and/or closed	620	135,152
Options expired	300	33,343

Outstanding, June 30, 2016	—	$—

89	June 30, 2016

Notes to Financial Statements (Unaudited)

The values in the following tables exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

Balance Sheet – Fair Value of Derivative Instruments as of June 30, 2016:

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
EM Infrastructure Fund
Equity Contracts (Rights)	Investments, at value	$9,614		—

Total		$9,614		—

The gains/(losses) in the following table are included in “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
EM Infrastructure Fund
Equity Contracts (Rights)	Net change in unrealized appreciation/depreciation on investments	—	$9,614

Total		—	$9,614

Tactical Real Estate Fund
Equity Contracts (Options Written)	Net realized gain on written option contracts/Net change in unrealized appreciation/depreciation on written option contracts	$37,635	$30,275

Total		$37,635	$30,275

The following is a summary of the average monthly notional value of written options and rights purchased and sold by the Funds for the six months ended June 30, 2016, as well as the notional amount of written options and rights outstanding as of June 30, 2016:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2016
EM Infrastructure Fund
Rights	$1,889	$9,614
Tactical Real Estate Fund
Written Options	$(1,157,087)	$—

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. There were no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2016.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

June 30, 2016	90

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Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2016, the Funds held no warrants.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Leverage: The Select Income Fund, the Select Opportunity Fund and the Tactical Real Estate Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of their assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Select Income Fund, the Select Opportunity Fund and the Tactical Real Estate Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month London Interbank Offered Rate (“LIBOR”) for borrowing under these agreements.

The Select Income Fund and the Tactical Real Estate Fund also maintain separate lines of credit with Société Générale. For borrowings under these agreements, the Funds are charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

The Select Income Fund, the Select Opportunity, and the Tactical Real Estate Fund have each pledged a portion of their investment securities as the collateral for their lines of credit. As of June 30, 2016, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Select Income Fund	$644,190,080	$114,055,170
Select Opportunity Fund	6,143,097	1,502,637
Tactical Real Estate Fund	21,932,103	7,080,882

The average interest rate charged and the average outstanding loan payable for the six months ended June 30, 2016 were as follows:

Fund	Average Interest Rate	Average Outstanding Loan Payable
Select Income Fund	1.742%	$137,734,669
Select Opportunity Fund	1.638%	790,215
Tactical Real Estate Fund	1.555%	6,127,860

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid quarterly for the Funds. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/ tax differences that may exist.

91	June 30, 2016

Notes to Financial Statements (Unaudited)

Based on information provided by the REITs, the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non- U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2016, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Salient Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1 of the 1940 Act) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2016 are recorded in the Statement of Operations, if applicable.

3. Investment Management Services

The Trust has entered into an investment management agreement with Salient Management, pursuant to which Salient Management provides

June 30, 2016	92

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investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2016, based on each Fund’s average daily net assets:

Fund	Advisory Fee
EM Infrastructure Fund	0.90%

International Real Estate Fund	1.00%

Real Estate Fund	0.85% up to and including $100 million
0.80% over $100 million up to and including $500 million
0.70% over $500 million

Select Income Fund	1.00%

Select Opportunity Fund	1.00%

Tactical Real Estate Fund	1.00%

Expense Limitations: Salient Management has entered into an Expense Limitation Agreement with the Select Opportunity Fund, which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of the Fund, through a specified date. In addition, Salient Management may voluntarily reimburse additional expenses of certain classes of the Fund. Following are the annual expense limitation rates and expiration dates for the Fund:

Fund	Investor Class	Institutional Class	Class A	Class C	End Date
Select Opportunity Fund	1.58%	1.23%	1.73%	2.18%	April 30, 2017

Pursuant to the Expense Limitation Agreement, the Fund will reimburse Salient Management for any fee waivers and expense reimbursements made by Salient Management, provided that any such reimbursements made by the Fund to Salient Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2016, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Select Opportunity Fund
Investor Class	$2,982	$—	$2,982
Institutional Class	16,059	—	16,059
Class A	28,573	—	28,573
Class C	9,739	—	9,739

As of June 30, 2016, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2013	2014	2015	2016	Total
International Real Estate Fund
Investor Class	$—	$—	$—	$—	$—
Institutional Class	—	6,829	—	—	6,829
Class A	—	4,963	—	—	4,963
Class C	—	2,134	—	—	2,134
Advisor Class	—	653	—	—	653
Select Opportunity Fund
Investor Class	N/A	2,103	4,563	2,982	9,648
Institutional Class	37,598	42,546	26,280	16,059	122,483
Class A	23,259	46,586	60,893	28,573	159,311
Class C	N/A	3,700	17,798	9,739	31,237

93	June 30, 2016

Notes to Financial Statements (Unaudited)

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A		Class B	Class C
EM Infrastructure Fund	0.25%	0.35	%(a)	0.75%	0.75%
International Real Estate Fund	0.25%	0.35	%(a)	N/A	0.75%
Real Estate Fund	0.25%	0.35	%(a)	N/A	0.75%
Select Income Fund	0.25%	0.35	%(a)	0.75%	0.75%
Select Opportunity Fund	0.25%	0.35%		N/A	0.75%
Tactical Real Estate Fund	0.25%	0.35	%(a)	0.75%	0.75%

(a) The Fund is currently authorized to pay 0.25% with respect to Class A shares.

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly and are not to exceed the following annual rates:

Fund	Investor Class	Institutional Class	Class A	Class B	Class C	Advisor Class
EM Infrastructure Fund	0.15%	0.05%	0.20%	0.25%	0.25%	0.10%
International Real Estate Fund	0.15%	0.05%	0.20%	N/A	0.25%	0.10%
Real Estate Fund	0.15%	0.05%	0.20%	N/A	0.25%	N/A
Select Income Fund	0.15%	0.05%	0.20%	0.25%	0.25%	0.10%
Select Opportunity Fund	0.15%	0.05%	0.20%	N/A	0.25%	N/A
Tactical Real Estate Fund	0.15%	0.05%	0.20%	0.25%	0.25%	0.10%

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

Administrator, Custodian, Distributor, Dividend Paying Agent & Transfer Agent

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Salient Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2016, there were twelve Trustees, ten of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Funds pay Independent Trustees an allocated portion of the retainer of $60,000 per year. The Funds pay Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $2,500 for attendance by telephone at a regular meeting; $3,750 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $25,000, $12,500, $7,500 and $7,500, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receive $1,000,

June 30, 2016	94

Notes to Financial Statements (Unaudited)

respectively per year. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Funds’ Chief Compliance Officer is employed by Salient Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2016, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
EM Infrastructure Fund	$20,159,720	$41,998,410
International Real Estate Fund	22,431,855	41,674,938
Real Estate Fund	19,638,545	34,270,185
Select Income Fund	193,283,187	346,963,264
Select Opportunity Fund	566,644	5,904,797
Tactical Real Estate Fund	33,095,283	39,303,681

8. Tax Basis Information

Tax Basis of Investments: Differences in book and tax accounting for cost basis of investments are primarily attributable to partnerships, realization of unrealized gain/(losses) for tax purposes and the deferral of losses on wash sales. As of June 30, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/( depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
EM Infrastructure Fund	$22,387,246	$1,506,797	$(1,324,846)	$181,951
International Real Estate Fund	28,990,311	2,333,376	(2,919,101)	(585,725)
Real Estate Fund	34,086,402	8,567,909	(1,085,460)	7,482,449
Select Income Fund	1,023,835,284	180,575,761	(41,200,682)	139,375,079
Select Opportunity Fund	14,267,554	129,317	(2,542,303)	(2,412,986)
Tactical Real Estate Fund	65,767,393	13,119,807	(4,328,507)	8,791,300

95	June 30, 2016

Notes to Financial Statements (Unaudited)

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. As of December 31, 2015, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring in 2016(a)	Expiring in 2017(a)	Expiring in 2018(a)	Short-Term(b)	Long-Term(b)	Total
EM Infrastructure Fund	$3,342,497	$30,182,432	$24,061,967	$540,176	$—	$58,127,072
International Real Estate Fund	67,712,152	60,639,639	3,986,802	9,012,317	5,974,471	147,325,381
Real Estate Fund(c)	561,668	—	—	—	—	561,668
Select Opportunity Fund	—	—	—	542,645	131,180	673,825
Tactical Real Estate Fund	43,166,119	107,182,629	—	—	—	150,348,748

(a) Capital losses incurred prior to December 31, 2010 under pre-enactment law.

(b) Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.

(c) Subject to limitations under §382 of the Code.

The Funds elect to defer to the period ending December 31, 2016 capital losses and late-year ordinary losses recognized during the period November 1, 2015 to December 31, 2015 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
EM Infrastructure Fund	$877,349	$109,494
International Real Estate Fund	3,209,804	—
Select Opportunity Fund	55,510	6,959

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2016.

The tax character of distributions paid for the year ended December 31, 2015 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Return Of Capital Total
EM Infrastructure Fund	$1,005,711	$—	$—
International Real Estate Fund	2,447,490	—	—
Real Estate Fund	3,835,650	7,962,787	—
Select Income Fund	48,948,138	102,427,227	2,486,749
Select Opportunity Fund	540,645	—	65,149
Tactical Real Estate Fund	847,184	—	—

The Funds may own shares in certain foreign investment entities referred to under U.S. tax law, as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to-market gains.

9. Affiliated Companies

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

June 30, 2016	96

Notes to Financial Statements (Unaudited)

During the six months ended June 30, 2016, the Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, shares and value of investment of the Select Income Fund in affiliated companies for the six months ended June 30, 2016 were as follows:

Select Income Fund
Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/2016	Dividend Income	Realized Gain/(Loss)
Common Stocks
National Storage Affiliates Trust(a)	1,970,000	1,078,000	(1,970,000)	1,078,000	$22,443,960	$293,853	$13,056,375
Peak Resorts, Inc.	1,182,571	—	(571)	1,182,000	5,389,920	—	(2,573)

Total					$27,833,880	$293,853	$13,335,707

(a) This security no longer met the definition of an affiliated company as of June 30, 2016.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2016.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2016. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the SEC’s website at www.sec.gov.

97	June 30, 2016

Salient Funds Privacy Policy

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non- affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third- party’s privacy policies will apply to you and ours will not.

June 30, 2016	98

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

K&L Gates LLP

Independent Registered Public Accounting Firm

KPMG LLP

Custodian

Citibank, N.A.

Transfer Agent

ALPS Fund Services, Inc.

Salient Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.salientpartners.com

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Adaptive US Equity Fund

Salient Commodity Long/Short Strategy Fund

Salient EM Corporate Debt Fund

Salient EM Dividend Signal Fund

Salient EM Infrastructure Fund

Salient Frontier Strategy Fund

Salient High Yield Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Investment Grade Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni & Credit Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Printed on paper containing recycled content using soy-based inks.	FSD002219

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant’s Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

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Item 9.	Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ John A. Blaisdell
John A. Blaisdell
President

Date:	September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell
President

Date:	September 6, 2016

By:	/s/ Barbara Tolle
Barbara H. Tolle
Treasurer

Date:	September 6, 2016

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